UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2013 – December 31, 2013
Item 1: Reports to Shareholders

Annual Report | December 31, 2013

Vanguard Balanced Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	32
About Your Fund’s Expenses.	33
Glossary.	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Balanced Index Fund
Investor Shares	17.91%
Admiral™ Shares	18.10
Signal® Shares	18.10
Institutional Shares	18.11
Balanced Composite Index	18.25
Mixed-Asset Target Allocation Growth Funds Average	18.89
For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2012, Through December 31, 2013

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$23.76	$27.52	$0.467	$0.000
Admiral Shares	23.76	27.52	0.508	0.000
Signal Shares	23.51	27.23	0.503	0.000
Institutional Shares	23.76	27.52	0.510	0.000

1

Chairman’s Letter

Dear Shareholder,

For the fiscal year ended December 31, 2013, Vanguard Balanced Index Fund returned about 18%, in line with its benchmark, the Balanced Composite Index, but behind the average return of its peers.

Buoyed by the stock market’s robust performance, the equity portion of your fund posted gains in all ten market sectors. The fixed income portion, on the other hand, declined.

Please note that in October, we announced plans to streamline Vanguard’s share-class offerings by phasing out Signal Shares. Your fund’s Signal Shares will be converted to Admiral Shares by October 2014.

Earnings, optimism, and stimulus made it a big year for U.S. stocks

For the 12 months ended December 31, U.S. stocks surged about 34%, their best calendar-year finish since 1995. Corporations posted solid earnings and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also supported stock markets; in fact, markets slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

2

International stocks returned about 15%. The developed markets of Europe and the Pacific region posted double-digit results, but emerging markets dipped into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. While Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered as tapering loomed

The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst calendar-year performance since 1994. The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines. Municipal bonds returned –2.55%. The yield of the 10-year Treasury note closed at 2.97%, up from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.) International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. Money market fund and savings account returns remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

3

Diverging stock and bond results highlight the wisdom of balance

Vanguard Balanced Index Fund offers investors exposure to both the U.S. fixed income and equity markets. It holds roughly 60% of its assets in stocks and the other 40% in U.S. government or government-related bonds and highly rated corporate bonds. As I mentioned, stocks produced impressive results for the most recent fiscal period, while bonds posted negative returns.

When I wrote to you a year ago, I noted that we were anticipating a more challenging environment for bond investors, and that’s certainly what we’ve encountered in recent months. Although our expectations for bond returns in coming years are low, a stock/bond mix such as that held by Vanguard Balanced Index Fund may still help to reduce the impact of market swings over the long term, because stock and bond prices can move in opposite directions.

The stock portion of the fund returned 33.48% for the period, closely tracking its target benchmark, the CRSP US Total Market Index, which returned 33.64%. The fund posted double-digit returns in all ten market sectors; financial and consumer services stocks added most to returns.

Stocks in the financial sector performed well overall, as the industry benefited from the strong investing environment, fewer insurance claims, firmer balance sheets,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.24%	0.10%	0.10%	0.08%	1.02%

The fund expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the fund’s expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for
Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters
Company and captures information through year-end 2012.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

better lending conditions, and improved housing and labor markets. Holdings in financial services companies and banks did best.

Within consumer services, retailers and media companies reaped rewards from favorable customer and economic trends. The fund also posted sizeable gains in the industrials, health care, and technology sectors.

The bond market, as I mentioned, was unsettled during the period by concerns about the effect on interest rates of the Fed’s tapering of its security purchases. In this environment, the fund’s fixed income portfolio returned –2.20%, closely tracking its target benchmark, the Barclays U.S. Aggregate Float Adjusted Index, which returned –1.97%.

Your fund has performed competitively over the long-term

For the decade ended December 31, 2013, the Balanced Index Fund recorded an average annual return of 6.89%. It outperformed its peers by more than 1 percentage point and met its primary objective of closely tracking its target index.

The close index tracking is all the more impressive when you remember that those ten years included the financial crisis and global recession of 2008–2009, which sent financial markets reeling. The fund’s

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Balanced Index Fund Investor Shares	6.89%
Balanced Composite Index	7.09
Mixed-Asset Target Allocation Growth Funds Average	5.83

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

advisors, Vanguard’s Equity Investment Group and Fixed Income Group, deserve credit for this success, and were helped by the fund’s low expenses.

The power of compounding can put time on your side

The purpose of my annual letter to you is, of course, to report on how your fund fared over the past year. It’s important to be

Don’t let a trick of the calendar alter your course

When making investment decisions, it’s important to weigh past returns with caution. That’s because investment returns from any particular period are an unreliable anchor for gauging the future. They can be highly date-dependent.

For example, take the five-year average annual return for the broad U.S. stock market. That average just made a startling bounce: from 2.04% for the period ended December 31, 2012, to 18.71% for the period ended December 31, 2013. True, the market returned a hearty 33.55%
in the most recent 12 months, but that’s not enough to explain such a big leap in the average.
Significantly, the 12 months ended December 31, 2008—when U.S. stocks returned –37.31%
during the financial crisis—has now rolled off the five-year calculation.

The important thing to remember is that historical returns are just that: historical. Basing investment decisions on such date-dependent snapshots could easily lead you to alter course—possibly in the wrong direction. Instead, Vanguard believes, you should build your asset allocation strategy on long-term risk-and-return relationships, always recognizing that no level of return is guaranteed.

Which five-year average should you count on?
(Answer: None of them!)

Average annual returns for U.S. stocks over five-year periods ended December 31

2007	13.63%
2008	–1.95
2009	0.76
2010	2.74
2011	–0.01
2012	2.04
2013	18.71
Note: The U.S. stock market is represented by the Russell 3000 Index.
Source: Vanguard.

6

aware of how your fund is doing in the latest market environment; however, short-term performance isn’t what matters most. The letter’s focus on the preceding 12 months shouldn’t distract investors from the long-term commitment they need.

To be sure, you can’t influence many aspects of investing success, including overall market performance. But you can control how long you invest. That’s important because it allows you to harness the power of compounding—the snowball effect that occurs when your earnings generate even more earnings. As Benjamin Franklin said, “Money makes money.”

A simple example illustrates the benefits that can potentially result from investing and then reinvesting your money over the long haul. Suppose you were able to put away $10,000 and earn 6% a year (keep in mind that this is hypothetical; actual returns would likely be different, and certainly less predictable).

If you keep reinvesting the earnings, after ten years your investment will have grown to almost $18,000. After 30 years, it will total more than $57,000.

Compounding can make a real difference in your account balance over time, particularly when combined with Vanguard’s low expense ratios—which allow you to keep more of the return on your investment.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 21, 2014

7

Balanced Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%
30-Day SEC Yield	1.74%	1.88%	1.88%	1.89%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,141	3,626
Median Market Cap	$45.7B	$45.6B
Price/Earnings Ratio	20.6x	20.7x
Price/Book Ratio	2.7x	2.7x
Return on Equity	16.8%	16.6%
Earnings Growth
Rate	11.3%	11.3%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate	47%	—
Short-Term Reserves	2.2%	—

Fixed Income Characteristics

		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,429	8,701
Yield to Maturity
(before expenses)	2.4%	2.4%
Average Coupon	3.2%	3.3%
Average Duration	5.5 years	5.5 years
Average Effective
Maturity	7.5 years	7.5 years

Total Fund Volatility Measures
	Balanced
	Composite	CRSP US Total
	Index	Market Index
R-Squared	1.00	0.98
Beta	1.00	0.58
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.5%
Exxon Mobil Corp.	Integrated Oil & Gas	2.2
Google Inc.	Internet	1.5
General Electric Co.	Diversified Industrials	1.4
Microsoft Corp.	Software	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Chevron Corp.	Integrated Oil & Gas	1.2
Wells Fargo & Co.	Banks	1.2
Procter & Gamble Co.	Nondurable
	Household Products	1.1
JPMorgan Chase & Co.	Banks	1.1
Top Ten		14.9%
Top Ten as % of Total Net Assets		8.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, and 0.08%
for Institutional Shares.

8

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	3.1%	3.1%
Consumer Goods	10.1	10.1
Consumer Services	13.5	13.5
Financials	18.5	18.5
Health Care	11.8	11.8
Industrials	13.7	13.7
Oil & Gas	9.2	9.2
Technology	15.0	15.0
Telecommunications	2.1	2.1
Utilities	3.0	3.0

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	2.3%
Finance	7.8
Foreign	5.3
Government Mortgage-Backed	22.2
Industrial	13.5
Treasury/Agency	45.2
Utilities	2.8
Other	0.9
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	66.3%
Aaa	4.7
Aa	3.9
A	12.5
Baa	12.6
For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

9

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Balanced Index Fund Investor Shares	17.91%	13.17%	6.89%	$19,476
••••••••	Balanced Composite Index	18.25	13.45	7.09	19,829
– – – –	Mixed-Asset Target Allocation Growth
	Funds Average	18.89	13.15	5.83	17,619
	Spliced Barclays U.S. Aggregate Float
- - - - - -
	Adjusted Index	-1.97	4.50	4.57	15,640
	Spliced Total Stock Market Index	33.51	18.87	8.11	21,810
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	18.10%	13.32%	7.01%	$19,690
Balanced Composite Index	18.25	13.45	7.09	19,829
Spliced Barclays U.S. Aggregate Float
Adjusted Index	-1.97	4.50	4.57	15,640
Spliced Total Stock Market Index	33.51	18.87	8.11	21,810

See Financial Highlights for dividend and capital gains information.

10

Balanced Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/1/2006)	Investment
Balanced Index Fund Signal Shares	18.10%	13.33%	7.01%	$16,428
Balanced Composite Index	18.25	13.45	7.09	16,529
Spliced Barclays U.S. Aggregate Float
Adjusted Index	-1.97	4.50	5.01	14,315
Spliced Total Stock Market Index	33.51	18.87	7.67	17,193
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	18.11%	13.35%	7.04%	$9,874,203
Balanced Composite Index	18.25	13.45	7.09	9,914,500
Spliced Barclays U.S. Aggregate Float
Adjusted Index	-1.97	4.50	4.57	7,819,919

Spliced Total Stock Market Index	33.51	18.87	8.11	10,905,000

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

For a benchmark description, see the Glossary.

11

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		402,219	1.9%

Consumer Goods
Procter & Gamble Co.	1,743,100	141,906	0.6%
Coca-Cola Co.	2,548,654	105,285	0.5%
Philip Morris International Inc.	976,052	85,043	0.4%
PepsiCo Inc.	983,453	81,568	0.4%
Consumer Goods—Other †		910,141	4.2%
		1,323,943	6.1%
Consumer Services
* Amazon.com Inc.	234,788	93,631	0.4%
Wal-Mart Stores Inc.	1,037,466	81,638	0.4%
Walt Disney Co.	1,014,175	77,483	0.4%
Comcast Corp. Class A	1,446,220	75,153	0.4%
Home Depot Inc.	903,040	74,356	0.3%
McDonald’s Corp.	638,040	61,909	0.3%
Consumer Services—Other †		1,301,925	6.0%
		1,766,095	8.2%
Financials
Wells Fargo & Co.	3,377,950	153,359	0.7%
JPMorgan Chase & Co.	2,410,612	140,973	0.7%
* Berkshire Hathaway Inc. Class B	998,574	118,391	0.6%
Bank of America Corp.	6,839,905	106,497	0.5%
Citigroup Inc.	1,847,724	96,285	0.4%
Visa Inc. Class A	324,860	72,340	0.3%
American Express Co.	686,944	62,326	0.3%
Financials—Other †		1,669,488	7.7%
		2,419,659	11.2%
Health Care
Johnson & Johnson	1,809,280	165,712	0.8%
Pfizer Inc.	4,156,061	127,300	0.6%

12

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Merck & Co. Inc.	1,873,722	93,780	0.4%
* Gilead Sciences Inc.	983,305	73,895	0.3%
Health Care—Other †		1,086,681	5.0%
		1,547,368	7.1%
Industrials
General Electric Co.	6,487,904	181,856	0.8%
United Technologies Corp.	588,378	66,957	0.3%
Boeing Co.	481,884	65,772	0.3%
3M Co.	431,709	60,547	0.3%
Industrials—Other †		1,412,394	6.5%
		1,787,526	8.2%
Oil & Gas
Exxon Mobil Corp.	2,801,416	283,503	1.3%
Chevron Corp.	1,233,316	154,053	0.7%
Schlumberger Ltd.	844,514	76,099	0.4%
Oil & Gas—Other †		696,524	3.2%
		1,210,179	5.6%
Technology
Apple Inc.	576,949	323,732	1.5%
* Google Inc. Class A	177,494	198,919	0.9%
Microsoft Corp.	4,818,004	180,338	0.8%
International Business Machines Corp.	696,365	130,617	0.6%
Oracle Corp.	2,191,904	83,862	0.4%
Intel Corp.	3,187,749	82,754	0.4%
QUALCOMM Inc.	1,083,356	80,439	0.4%
Cisco Systems Inc.	3,428,616	76,972	0.4%
* Facebook Inc. Class A	1,201,774	65,689	0.3%
Technology—Other †		743,393	3.4%
		1,966,715	9.1%
Telecommunications
AT&T Inc.	3,378,166	118,776	0.6%
Verizon Communications Inc.	1,834,076	90,126	0.4%
Telecommunications—Other †		66,215	0.3%
		275,117	1.3%

Utilities †		394,338	1.8%
Total Common Stocks (Cost $6,765,487)		13,093,159	60.5%[1]

13

Balanced Index Fund

					Market	Percentage
					Value	of Net
				Shares	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,486	0.4%
	United States Treasury Note/Bond	0.875%	4/30/17	76,275	76,037	0.3%
	United States Treasury Note/Bond	1.250%	11/30/18	63,425	62,037	0.3%
	United States Treasury Note/Bond	0.250%	12/31/15	60,000	59,831	0.3%
	United States Treasury Note/Bond	0.625%	12/15/16	60,000	59,756	0.3%
	United States Treasury Note/Bond	0.375%	6/15/15	59,550	59,671	0.3%
	United States Treasury Note/Bond	1.375%	9/30/18	60,300	59,537	0.3%
	United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,520	0.3%
	United States Treasury Note/Bond	2.625%	11/15/20	58,233	59,106	0.3%
	United States Treasury Note/Bond	0.250%	5/15/16	58,200	57,836	0.2%
	United States Treasury Note/Bond	3.125%	4/30/17	52,750	56,459	0.2%
	United States Treasury
	Note/Bond	0.125%–11.250%	9/30/14–8/15/43	2,725,276	2,749,070	12.7%
					3,441,346	15.9%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.500%–6.750%	2/9/15–7/15/32	102,498	105,095	0.5%
2	Federal National
	Mortgage Assn.	0.000%–7.250%	3/16/15–7/15/37	136,140	138,944	0.6%
	Agency Bonds
	and Notes—Other †				79,569	0.4%
					323,608	1.5%
Conventional Mortgage-Backed Securities
2,3,[4] Fannie Mae Pool	2.000%–9.500%		2/1/14–1/1/44	840,634	857,912	4.0%
2,3,[4] Freddie Mac Gold Pool	2.000%–10.000%		1/1/14–1/1/44	472,458	484,640	2.2%
3,[4]	Ginnie Mae I Pool	3.000%–10.000%	6/15/14–1/1/44	165,356	171,722	0.8%
3,[4]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–1/1/44	374,848	369,763	1.7%
					1,884,037	8.7%
Nonconventional Mortgage-Backed Securities
2,[4],5 Fannie Mae Pool	1.438%–6.116%		11/1/33–7/1/43	30,561	31,295	0.1%
2,[4],5 Freddie Mac Non Gold Pool	2.064%–6.328%		11/1/34–3/1/42	10,160	10,597	0.1%
[4],5	Ginnie Mae II Pool	2.000%–5.000%	7/20/38–6/20/43	15,547	16,089	0.1%
					57,981	0.3%
Total U.S. Government and Agency Obligations (Cost $5,744,694)					5,706,972	26.4%
Asset-Backed/Commercial Mortgage-Backed Securities
4	GE Capital Credit Card
	Master Note Trust Series 2012-7	1.760%	9/15/22	409	394	0.0%
4	GE Commercial Mortgage Corp.
	Series 2005-C3 Trust	4.974%	7/10/45	315	331	0.0%
4	GE Commercial Mortgage Corp.
	Series 2006-C1 Trust	5.280%	3/10/44	1,275	1,367	0.0%
4	GE Commercial Mortgage Corp.
	Series 2007-C1 Trust	5.543%	12/10/49	850	912	0.0%
6	Asset-Backed/Commercial
	Mortgage-Backed
	Securities—Other †				190,598	0.9%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $183,814)					193,602	0.9%
Corporate Bonds
Finance
6	Banking †				426,279	2.0%
	Brokerage †				15,366	0.1%

14

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	Finance Companies
4	General Electric
	Capital Corp.	1.000%–6.875%	1/9/15–11/15/67	38,350	42,635	0.2%
	Finance Companies—
	Other †				10,288	0.0%
6	Insurance †				110,630	0.5%
	Other Finance †				3,082	0.0%
6	Real Estate Investment Trusts †				48,226	0.2%
					656,506	3.0%
Industrial
	Basic Industry †				114,453	0.5%
	Capital Goods
	General Electric Co.	0.850%–5.250%	10/9/15–10/9/42	6,265	6,272	0.1%
6	Capital Goods—Other †				92,596	0.4%
6	Communication †				199,027	0.9%
6	Consumer Cyclical †				147,614	0.7%
6	Consumer Noncyclical †				282,348	1.3%
	Energy
	XTO Energy Inc.	5.500%–6.250%	8/1/17–6/15/18	800	926	0.0%
6	Energy—Other †				156,512	0.7%
6	Other Industrial †				4,415	0.0%
	Technology
	Apple Inc.	0.450%–3.850%	5/3/16–5/4/43	6,400	5,826	0.0%
6	Technology—Other †				92,872	0.5%
6	Transportation †				41,007	0.2%
					1,143,868	5.3%
Utilities
6	Electric †				152,067	0.7%
6	Natural Gas †				79,576	0.4%
	Other Utility †				2,616	0.0%
					234,259	1.1%
Total Corporate Bonds (Cost $2,007,277)					2,034,633	9.4%
[6]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $ 453,267) †					450,262	2.1%
Taxable Municipal Bonds (Cost $ 71,365) †					73,777	0.3%
Temporary Cash Investments
U.S. Government and Agency Obligations[7]
2,[7]	Fannie Mae Discount Notes	0.095%	1/15/14	3,000	3,000	0.0%
	U.S. Government
	and Agency Obligations—Other †				600	0.0%
					3,600	0.0%

				Shares
Money Market Fund
[8],9	Vanguard Market Liquidity Fund	0.125%		527,916,500	527,916	2.4%
Total Temporary Cash Investments (Cost $531,516)					531,516	2.4%[1]
[10]Total Investments (Cost $15,757,420)					22,083,921	102.0%
Other Assets and Liabilities
Other Assets					221,417	1.0%
Liabilities[9]					(654,846)	(3.0%)
					(433,429)	(2.0%)
Net Assets					21,650,492	100.0%

15

Balanced Index Fund

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	15,360,705
Overdistributed Net Investment Income	(13,245)
Accumulated Net Realized Losses	(24,733)
Unrealized Appreciation (Depreciation)
Investment Securities	6,326,501
Futures Contracts	1,264
Net Assets	21,650,492

Investor Shares—Net Assets
Applicable to 108,054,018 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,974,171
Net Asset Value Per Share—Investor Shares	$27.52

Admiral Shares—Net Assets
Applicable to 352,005,474 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,688,107
Net Asset Value Per Share—Admiral Shares	$27.52

Signal Shares—Net Assets
Applicable to 75,304,385 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,050,298
Net Asset Value Per Share—Signal Shares	$27.23

16

Balanced Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 252,060,847 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,937,916
Net Asset Value Per Share—Institutional Shares	$27.52

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.6% and 2.3%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31,
2013.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate value of these securities was $19,068,000, representing 0.1% of net assets.
7 Securities with a value of $2,500,000 have been segregated as initial margin for open futures contracts.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
9 Includes $7,160,000 of collateral received for securities on loan.
10 The total value of securities on loan is $6,785,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends[1]	233,462
Interest[2]	172,463
Securities Lending	1,201
Total Income	407,126
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,119
Management and Administrative—Investor Shares	6,151
Management and Administrative—Admiral Shares	5,710
Management and Administrative—Signal Shares	1,022
Management and Administrative—Institutional Shares	3,148
Marketing and Distribution—Investor Shares	687
Marketing and Distribution—Admiral Shares	1,305
Marketing and Distribution—Signal Shares	419
Marketing and Distribution—Institutional Shares	1,352
Custodian Fees	214
Auditing Fees	39
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	44
Shareholders’ Reports—Signal Shares	10
Shareholders’ Reports—Institutional Shares	63
Trustees’ Fees and Expenses	25
Total Expenses	21,358
Net Investment Income	385,768
Realized Net Gain (Loss)
Investment Securities Sold	186,699
Futures Contracts	16,928
Realized Net Gain (Loss)	203,627
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,628,324
Futures Contracts	1,315
Change in Unrealized Appreciation (Depreciation)	2,629,639
Net Increase (Decrease) in Net Assets Resulting from Operations	3,219,034
1 Dividends are net of foreign withholding taxes of $62,000.
2 Interest income from an affiliated company of the fund was $783,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	385,768	357,754
Realized Net Gain (Loss)	203,627	127,903
Change in Unrealized Appreciation (Depreciation)	2,629,639	1,078,887
Net Increase (Decrease) in Net Assets Resulting from Operations	3,219,034	1,564,544
Distributions
Net Investment Income
Investor Shares	(53,173)	(65,648)
Admiral Shares	(170,536)	(148,082)
Signal Shares	(34,927)	(27,802)
Institutional Shares	(124,065)	(115,934)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(382,701)	(357,466)
Capital Share Transactions
Investor Shares	(304,715)	684,629
Admiral Shares	1,043,915	2,696,582
Signal Shares	394,464	201,058
Institutional Shares	470,802	916,988
Net Increase (Decrease) from Capital Share Transactions	1,604,466	4,499,257
Total Increase (Decrease)	4,440,799	5,706,335
Net Assets
Beginning of Period	17,209,693	11,503,358
End of Period[1]	21,650,492	17,209,693
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($13,245,000) and ($16,363,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.76	$21.78	$21.38	$19.35	$16.59
Investment Operations
Net Investment Income	. 473.486		.482	.477	.507
Net Realized and Unrealized Gain (Loss)
on Investments	3.754	1.971	.395	2.032	2.767
Total from Investment Operations	4.227	2.457	.877	2.509	3.274
Distributions
Dividends from Net Investment Income	(.467)	(.477)	(.477)	(.479)	(.514)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.467)	(.477)	(.477)	(.479)	(.514)
Net Asset Value, End of Period	$27.52	$23.76	$21.78	$21.38	$19.35

Total Return[1]	17.91%	11.33%	4.14%	13.13%	20.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,974	$2,844	$1,921	$2,306	$3,431
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.84%	2.13%	2.22%	2.38%	2.91%
Portfolio Turnover Rate	47%[2]	43%[2]	67%[2]	49%[2]	55%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.76	$21.78	$21.38	$19.35	$16.60
Investment Operations
Net Investment Income	.513	.520	.514	.506	.527
Net Realized and Unrealized Gain (Loss)
on Investments	3.755	1.970	.395	2.032	2.757
Total from Investment Operations	4.268	2.490	.909	2.538	3.284
Distributions
Dividends from Net Investment Income	(.508)	(. 510)	(. 509)	(. 508)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.508)	(. 510)	(. 509)	(. 508)	(.534)
Net Asset Value, End of Period	$27.52	$23.76	$21.78	$21.38	$19.35

Total Return[1]	18.10%	11.49%	4.29%	13.29%	20.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,688	$7,407	$4,254	$3,840	$1,850
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.27%	2.36%	2.52%	3.02%
Portfolio Turnover Rate	47%[2]	43%[2]	67%[2]	49%[2]	55%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.51	$21.55	$21.15	$19.15	$16.42
Investment Operations
Net Investment Income	.509	.513	.510	.502	.521
Net Realized and Unrealized Gain (Loss)
on Investments	3.714	1.952	.394	2.002	2.737
Total from Investment Operations	4.223	2.465	.904	2.504	3.258
Distributions
Dividends from Net Investment Income	(. 503)	(. 505)	(. 504)	(.504)	(.528)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 503)	(. 505)	(. 504)	(.504)	(.528)
Net Asset Value, End of Period	$27.23	$23.51	$21.55	$21.15	$19.15

Total Return	18.10%	11.49%	4.31%	13.25%	20.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,050	$1,405	$1,104	$627	$869
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.27%	2.36%	2.52%	3.02%
Portfolio Turnover Rate	47%[1]	43%[1]	67%[1]	49%[1]	55%
1 Includes 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.76	$21.78	$21.38	$19.35	$16.60
Investment Operations
Net Investment Income	.515	.523	.519	.515	.536
Net Realized and Unrealized Gain (Loss)
on Investments	3.755	1.971	.394	2.032	2.758
Total from Investment Operations	4.270	2.494	.913	2.547	3.294
Distributions
Dividends from Net Investment Income	(.510)	(.514)	(. 513)	(. 517)	(.544)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.510)	(.514)	(. 513)	(. 517)	(.544)
Net Asset Value, End of Period	$27.52	$23.76	$21.78	$21.38	$19.35

Total Return	18.11%	11.51%	4.31%	13.34%	20.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,938	$5,554	$4,224	$3,446	$2,869
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.29%	2.38%	2.56%	3.08%
Portfolio Turnover Rate	47%[1]	43%[1]	67%[1]	49%[1]	55%
1 Includes 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

24

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

25

Balanced Index Fund

7. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $2,388,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

26

Balanced Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,093,133	—	26
U.S. Government and Agency Obligations	—	5,706,972	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	193,602	—
Corporate Bonds	—	2,034,633	—
Sovereign Bonds	—	450,262	—
Taxable Municipal Bonds	—	73,777	—
Temporary Cash Investments	527,916	3,600	—
Futures Contracts—Assets[1]	136	—	—
Total	13,621,185	8,462,846	26
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	248	22,830	696
S&P 500 Index	March 2014	20	9,206	362
E-mini Russell 2000 Index	March 2014	34	3,949	139
E-mini S&P MidCap Index	March 2014	23	3,081	67
				1,264

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

27

Balanced Index Fund

During the year ended December 31, 2013, the fund realized $132,153,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $51,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2013, had unrealized appreciation of $345,000, which has been distributed and is reflected in the balance of overdistributed net investment income.

For tax purposes, at December 31, 2013, the fund had $5,775,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $80,320,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $15,654,000 to offset future net capital gains through December 31, 2017.

At December 31, 2013, the cost of investment securities for tax purposes was $15,765,580,000. Net unrealized appreciation of investment securities for tax purposes was $6,318,341,000, consisting of unrealized gains of $6,675,274,000 on securities that had risen in value since their purchase and $356,933,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $2,048,569,000 of investment securities and sold $1,648,964,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,789,966,000 and $7,567,230,000, respectively. Total purchases and sales include $0 and $164,582,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Balanced Index Fund

G. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	650,610	25,327	623,317	26,955
Issued in Connection with Acquisition of
Asset Allocation Fund	—	—	1,649,948	72,222
Issued in Lieu of Cash Distributions	51,655	1,983	63,688	2,727
Redeemed	(1,006,980)	(38,947)	(1,652,324)	(70,409)
Net Increase (Decrease)—Investor Shares	(304,715)	(11,637)	684,629	31,495
Admiral Shares
Issued	1,877,639	72,721	1,871,266	79,721
Issued in Connection with Acquisition of
Asset Allocation Fund	—	—	1,493,668	65,400
Issued in Lieu of Cash Distributions	159,690	6,116	137,727	5,876
Redeemed	(993,414)	(38,563)	(806,079)	(34,594)
Net Increase (Decrease) —Admiral Shares	1,043,915	40,274	2,696,582	116,403
Signal Shares
Issued	989,295	38,895	776,295	33,761
Issued in Lieu of Cash Distributions	33,658	1,302	26,794	1,156
Redeemed	(628,489)	(24,646)	(602,031)	(26,412)
Net Increase (Decrease)—Signal Shares	394,464	15,551	201,058	8,505
Institutional Shares
Issued	1,243,387	48,266	1,484,142	64,497
Issued in Lieu of Cash Distributions	122,453	4,693	114,793	4,901
Redeemed	(895,038)	(34,645)	(681,947)	(29,576)
Net Increase (Decrease) —Institutional Shares	470,802	18,314	916,988	39,822

29

Balanced Index Fund

H. On February 10, 2012, the fund acquired all the net assets of Vanguard Asset Allocation Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 137,622,000 of the Balanced Index Fund’s capital shares for the 92,417,000 shares of Asset Allocation Fund outstanding on February 10, 2012. Each class of shares of Asset Allocation Fund was exchanged for the like class of shares of Balanced Index. Asset Allocation Fund’s net assets of $3,143,616,000, including $447,033,000 of unrealized appreciation, were combined with Balanced Index Fund’s net assets of $12,363,985,000, resulting in combined net assets of $15,507,601,000 on February 10, 2012.

I. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

30

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2014

Special 2013 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $214,236,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 55.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares
Periods Ended December 31, 2013

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	17.91%	13.17%	6.89%
Returns After Taxes on Distributions	17.23	12.50	6.15
Returns After Taxes on Distributions and Sale of Fund Shares	10.33	10.37	5.31

32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

33

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,099.54	$1.27
Admiral Shares	1,000.00	1,100.44	0.42
Signal Shares	1,000.00	1,101.04	0.48
Institutional Shares	1,000.00	1,100.44	0.42
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.80	0.41
Signal Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares, 0.08% for Admiral Shares, 0.09% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

34

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

35

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

36

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

37

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022014

Annual Report | December 31, 2013

Vanguard Managed Payout Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
Managed Payout Growth Focus Fund.	13
Managed Payout Growth and Distribution Fund.	25
Managed Payout Distribution Focus Fund.	37
Your Fund’s After-Tax Returns.	51
About Your Fund’s Expenses.	52
Glossary.	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Managed Payout Growth Focus Fund	19.21%
Managed Payout Growth Focus Composite Index	16.69
Vanguard Managed Payout Growth and Distribution Fund	15.97%
Managed Payout Growth and Distribution Composite Index	12.28
Vanguard Managed Payout Distribution Focus Fund	14.03%
Managed Payout Distribution Focus Composite Index	8.97
Vanguard owns a pending patent application for its Managed Payout Funds under U.S. Patent Application No. 2009-0076980-A1.

Your Fund’s Performance at a Glance
December 31, 2012, Through December 31, 2013

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	Return of
	Price	Price	Dividends	Gains	Capital
Vanguard Managed Payout Growth Focus Fund	$18.60	$20.75	$0.516	$0.865	$0.000
Vanguard Managed Payout Growth and
Distribution Fund	$17.62	$18.54	$0.439	$0.871	$0.525
Vanguard Managed Payout Distribution Focus
Fund	$14.81	$14.33	$0.256	$0.751	$1.485

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

For the Managed Payout Growth and Distribution Fund, the capital gains include $0.710 from long-term capital gains and $0.161 from short-term capital gains.

For the Managed Payout Distribution Focus Fund, the capital gains include $0.595 from long-term capital gains and $0.156 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

For an index description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

As you know, this is the final shareholder report for the three separate Vanguard Managed Payout Funds. In mid-January 2014, two of the funds were merged into the third, a change that we’re confident will serve all shareholders’ best interests.

I’ll say more about this and other changes later in this letter, but first it is pleasing to report that in 2013 all three Managed Payout Funds notched their second-highest annual returns—surpassed only by their results in 2009, when the stock market began to recover from the Great Recession. The funds benefited from the extraordinary gains of stocks, which were somewhat tempered by falling bond prices during the year.

The Growth Focus Fund, with the largest allocation to equities, provided the highest return at 19.21%. The Distribution Focus Fund, the most conservative, returned 14.03%, and the Growth and Distribution Fund placed in between, with 15.97%.

Each fund outperformed its composite index, boosted by above-benchmark allocations to U.S. and international equities and lower exposure to commodities and REITs—two weakly performing asset classes. In addition, the funds benefited from owning Vanguard Intermediate-Term Investment-Grade Fund, an actively managed bond fund that held up better than the broad U.S. bond market as interest rates rose.

2

The three funds made monthly payouts to shareholders in accordance with the amounts announced early in 2013. In late December, each fund made an additional distribution; such distributions have been made to help maintain consistent payouts throughout the calendar year and to comply with tax laws.

Portions of the funds’ distributions have been categorized as ordinary income, capital gains, or return of capital to accurately reflect their tax character. Each fund’s Consolidated Financial Highlights page in this report provides details.

How shareholders will benefit from the funds’ consolidation

In October, we announced plans to merge both the Growth Focus Fund and the Distribution Focus Fund into the Growth and Distribution Fund, which has been renamed Vanguard Managed Payout Fund. The target payout level for the consolidated fund is 4%.

To prepare for the merger, the Growth Focus and Distribution Focus Funds were closed to new investors in mid-October. During the fourth quarter, both funds’ investment allocations were aligned with that of the Growth and Distribution Fund. The merger was successfully completed as planned in mid-January.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

3

The funds’ board of trustees determined that these changes were in shareholders’ best interests for a number of reasons. Offering one fund will make it simpler for investors to use a managed-payout approach to supplement retirement income and preserve savings. The consolidated fund uses the same primary strategies, and is subject to the same risks, as the three original funds.

The new target payout rate of 4% is expected to improve the fund’s ability to keep pace with inflation over time; it reflects an updated medium- to long-term investment outlook as of 2013—as compared with the outlook when the funds were launched in 2008. And the Managed Payout Fund’s estimated annual expense ratio of 0.36% is reduced from the 0.43% estimated for its predecessor, the Growth and Distribution Fund, enabling shareholders to keep more of its return.

For 2014, the estimated monthly payment for the Managed Payout Fund is $0.0555 per share. Our first shareholder report for the fund will cover the six months though June 2014. For more discussion of these important changes, please see the Advisor’s Report that follows this letter.

Finally, we have changed the makeup of the Managed Payout Fund’s composite benchmark. Effective February 1, the streamlined benchmark index consists of three primary asset classes in these proportions: 60% equities (42% U.S.

Total Returns
Inception Through December 31, 2013
Average
Annual Return
Managed Payout Growth Focus Fund (Returns since inception: 5/2/2008)	4.65%
Managed Payout Growth Focus Composite Index	3.57

Managed Payout Growth and Distribution Fund (Returns since inception: 5/2/2008)	4.68%
Managed Payout Growth and Distribution Composite Index	3.48

Managed Payout Distribution Focus Fund (Returns since inception: 5/2/2008)	4.64%
Managed Payout Distribution Focus Composite Index	3.73

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

4

stocks and 18% international stocks), 35% fixed income (28% U.S. bonds and 7% international bonds), and 5% commodities.

Earnings, optimism, and stimulus made it a big year for U.S. stocks

For the 12 months ended December 31, U.S. stocks climbed about 34%, their best calendar-year finish since 1995. Corporations posted solid earnings and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also supported stock markets; in fact, markets slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the Fed reduced some uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks, in aggregate, returned about 15%, with the developed markets of Europe and the Pacific region posting double-digit results. Emerging-market stocks, which tend to be riskier, dipped into negative territory, in part because of the slower pace of economic growth in countries such as China.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. While Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered in 2013 as the Fed’s phaseout loomed

The broad U.S. taxable bond market returned –2.02%, its worst calendar-year performance in nearly 20 years. The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds

2013 Monthly
Payout Per Share[1]
Vanguard Managed Payout Growth Focus Fund	$0.0430
Vanguard Managed Payout Growth and Distribution Fund	0.0704
Vanguard Managed Payout Distribution Focus Fund	0.0860

1 In addition to their regular monthly distributions, each fund issued an additional distribution to shareholders of record on December 27, 2013. The amounts per share were: Growth Focus Fund, $0.865; Growth and Distribution Fund, $0.990; Distribution Focus Fund, $1.460.

5

Another look at the funds’ payouts

Since their launch during the bear market of 2008, the three Vanguard Managed Payout Funds have been more successful. However, our analysis of their performance and of the ways clients used the portfolios convinced us that Vanguard could provide a more effective managed-
payout strategy with a single fund. Accordingly, the table below is our final report on the capital growth and payouts provided by the three original funds—which provided positive total returns but had mixed success in meeting their individual objectives for growth or capital preservation.

Note that each year, we adjusted the funds’ payments per share based on each fund’s performance over the previous three years, a method designed to smooth ups and downs over time.

The tables below are intended to give you a fuller picture of the funds’ payment levels than per-share figures might provide. The tables assume an initial $100,000 investment in each fund at inception. The first table shows how account balances would have changed since then, assuming the reinvestment of any distributions other than regular monthly payments.
The second table shows the funds’ total payouts for each year, along with the projected 2014 payment for the Managed Payout Fund. (Please note that because the funds began operations on May 2, 2008, the 2008 payout figures include only eight months of distributions.)

Your own distributions will differ from the table’s figures based on the size and timing of your initial investment as well as any additional investments or redemptions.

Year-end value of a hypothetical account[1]

Fund	2008	2009	2010	2011	2012	2013	2014
Growth Focus	$65,717	$79,810	$88,825	$85,430	$94,247	$109,529	NA
Growth and Distribution	68,366	79,560	86,257	83,008	88,056	97,604	NA
Distribution Focus	69,165	77,961	82,609	78,757	80,598	85,937	NA

Annual payout based on historical value of the hypothetical account[1]

Fund	2008	2009	2010	2011	2012	2013	2014
Growth Focus	$1,999	$2,471	$2,253	$2,311	$2,390	$2,615	NA
Growth and Distribution	3,330	4,192	3,802	3,880	3,952	4,222	$3,506[2]
Distribution Focus	4,666	5,895	5,331	5,385	5,384	5,616	NA

1 All calculations assume an investment of $100,000 at the funds’ inception on May 2, 2008. Therefore, total payouts in 2008 are based on just eight months of distributions. See the prospectus for more details about the payout calculations.
2 For Vanguard Managed Payout Fund.
Source: Vanguard.

6

in anticipation of further price declines. The yield of the 10-year Treasury note closed the year at 2.97%, up from 1.76% at the end of December 2012. (Bond yields and prices move in opposite directions.) Municipal bonds returned –2.55% in aggregate. And returns for money market funds and savings accounts remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

International bond markets also struggled. The Barclays Global Aggregate Index ex USD (unhedged for currency exposure) lagged the broad U.S. bond market with a return of –3.08%, the first negative calendar-year result since 2005. After hedging currency exposure for U.S. dollar-based investors, the index returned more than 1%.

Surging U.S. stocks powered returns for the three Managed Payout Funds

Within each Managed Payout Fund, U.S. equities represented the largest asset class and were by far the best performers. Vanguard Total Stock Market Index Fund had an exceptional return of more than 33%, providing the greatest boost to the Growth Focus Fund. All ten industry sectors posted double-digit gains.

International stocks produced less than half the return of the broad U.S. market, although they still contributed strongly to overall returns. Vanguard Total International Stock Index Fund’s return was about 15%.

Strong stock selection by the advisor, Vanguard’s Equity Investment Group, led Vanguard Market Neutral Fund to return more than 8%, well above the near-zero return of its U.S. Treasury bill benchmark. Under this fund’s strategy, the advisor sells short stocks considered overvalued and buys stocks believed to be undervalued.

In contrast, the broad U.S. bond market finished in negative territory for the first time since 1999. Vanguard Total Bond Market II Index Fund returned –2.26%, while Vanguard Intermediate-Term Investment-Grade Fund held up better with a return of –1.37% (both returns are for Investor Shares). Modest partial-year exposure to Vanguard Total International Bond Index Fund—which we added to provide further diversification—did not have a significant impact on performance.

Vanguard REIT Index Fund returned about 2%, a weak follow-up to its strong gain in 2012. Commodity-linked investments were the laggards: The Dow Jones-UBS Commodity Index returned about –9%.

In December, the Managed Payout Funds’ allocation to U.S. and international equities was scaled back and their REIT holdings were eliminated when we added the newly launched Vanguard Global Minimum Volatility Fund to their portfolios. This actively managed fund seeks to provide worldwide stock exposure with lower volatility than that of the overall global equity market. It is thus particularly well-suited to support the investment objective of a relatively stable stream of monthly payments to shareholders. With the addition of the new fund, the overall equity allocation in the three funds (and now in the single Managed Payout Fund) was essentially unchanged.

7

We believe the consolidated fund is well-positioned for the long term

Aided by the robust stock markets in 2013, the longer-term results of the three Managed Payout Funds gained significant ground, a particularly welcome result given their disappointing launch in 2008 during the worst bear market for stocks since the Great Depression. Each fund has outperformed its composite benchmark since inception.

Although the three funds have become one, the investment strategy and philosophy that have characterized them remain unchanged. Vanguard Managed Payout Fund is designed to include assets that have the potential to earn attractive returns but that are less correlated with each other—a basic risk-reduction approach There are no guarantees in the financial markets, of course, but with the new annual distribution target of 4%, we believe the fund can generate steady payouts that will keep pace with inflation over time.

Rebalancing helps keep your target in focus

The surge in stocks in 2013 undoubtedly brought good cheer to investors, but we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback in stocks after an extended winning streak.

Following such a robust year for stocks, the asset mix of many portfolios drifted away from their original diversification targets, becoming more equity-oriented. That’s why it’s important to rebalance, by directing some assets from equities to fixed income—even though it feels counterintuitive to move away from an asset class that’s done well recently and into another that’s underperformed.

As a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read the paper, Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds?, at vanguard.com/research.)

Periodic rebalancing—to control risk by keeping the portfolio in line with its target asset allocation—is a key element of the investment strategy of Vanguard Managed Payout Fund. Part of the value provided by the advisor is doing the rebalancing for you—to give you a better chance of achieving your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 21, 2014

8

Advisor’s Report

For the year ended December 31, 2013, all three Vanguard Managed Payout Funds produced strong results both in absolute terms and relative to their policy benchmarks. The Growth Focus Fund led the way with a 19.21% return, followed by the Growth and Distribution Fund with 15.97%. The least aggressive fund, the Distribution Focus Fund, produced a solid 14.03% result.

All three funds exceeded the returns of their balanced benchmarks. The Distribution Focus Fund outperformed the most, topping its benchmark by about 5 percentage points, and the Growth Focus Fund outperformed by more than 2 percentage points. As of December 31, the Managed Payout Funds had delivered returns above those of their benchmarks not only over a one-year horizon but also over three- and five-year horizons. Over three years, the Growth and Distribution Fund was the top outperformer, leading its benchmark by almost 2 percentage points a year on average, while over five years the Distribution Focus Fund led most, producing more than 1 percentage point of annualized outperformance.

It is important to remember that these funds have had dual goals: not only to beat their benchmarks but also to produce returns that allow for distributions and capital preservation. In 2013, each Managed Payout Fund produced a return in excess of its target payout rate plus the rate of inflation; the funds’ target payout rates ranged from 3% to 7%, and the rate of inflation was about 1.5%.

Important changes

In October 2013, Vanguard announced plans to restructure the Managed Payout Fund series by merging the Distribution Focus Fund and the Growth Focus Fund into the Growth and Distribution Fund—renamed Vanguard Managed Payout Fund after the merger. We also announced that the target payout rate for the reorganized fund would be set at 4%, down from the 5% target that the Growth and Distribution Fund had used since inception but higher than the 3% target that the Growth Focus Fund had used. The merger was completed in mid-January.

We believe that in addition to making the best decisions possible in investing fund assets, it is also our duty to ensure that as circumstances change, the overall Managed Payout design and payout strategy, as well as the management structure, remain optimal given fund objectives. These changes, coming five years after the launch of the series in 2008, are carefully considered steps taken to ensure that investors continue to be well-served over the long term. The merger creates a larger, consolidated fund that we anticipate will achieve economies of scale over time. The consolidated fund uses the same primary investment strategies, and is subject to the same risks, as the three original funds. The estimated expense ratio for Vanguard Managed Payout Fund is 0.36%, which is lower than the 0.43% estimated for the predecessor Growth and Distribution Fund.

9

The change in the payout level means that all investors other than those who were in the Growth Focus Fund will see an initial reduction in their monthly payments. Although we know that some shareholders will be disappointed by the payout reduction, the investment committee and Vanguard’s senior management team are confident that the lower payout ratio puts Vanguard Managed Payout Fund in a better position to meet its long-term objectives and is in the best long-term interest of shareholders. Our views on this issue were driven by a careful reassessment of the intermediate- to long-term opportunities in the investment markets post-2008, and specifically by the dramatic decline in interest rates that has occurred since the funds were launched.

Our investment process for the Managed Payout strategy

Since the Managed Payout Funds’ inception, the foundation of our investment process has been proprietary modeling that produces dynamic estimates of asset-class-level returns and risks. Our models combine long-term historical data on asset returns, economic indicators, interest rates, and inflation to produce estimates of potential future return patterns that vary with the economic and market environment. The most significant factors in our models represent slow-moving relative valuation indicators. As a consequence, the outcome of our quantitative process typically emphasizes medium- to long-term strategic “tilts” that tend to persist over time. Our approach to investing is essentially strategic, not tactical or high-frequency, and does not involve frequent allocation changes. (As an example, in 2013 none of the Managed Payout Funds had more than three allocation changes.)

The portfolio management team uses our models’ output to analyze the current investment allocation relative to the fund’s objectives and policy benchmark. The team identifies any potential allocation changes that the analysis suggests could enhance the probability of achieving the fund’s goals or reduce some form of risk. All proposed allocation changes are subject to limits on overall risk relative to the policy benchmark and are reviewed by Vanguard’s Risk Management Group.

Beginning with this detailed data and analysis, the portfolio managers then apply their experience and judgment with respect to the strengths and weaknesses of the modeling techniques, the availability and quality of the data used, and any special considerations in the current market environment in order to determine a strategic allocation for the fund. Our process always begins with a systematic, quantitative assessment; however, the team members make the final allocation decisions after incorporating both quantitative analysis and their subjective assessment of what changes are most likely to improve investment outcomes relative to objectives.

10

Investment objective

Although the design of the Managed Payout Fund will change, our philosophy has not. We continue to seek total returns that can support long-term, inflation-adjusted growth in monthly shareholder payments, with the least amount of commensurate risk, using a combination of active and passive investment strategies across traditional and nontraditional asset classes as well as strategic asset allocation relative to our benchmark. We believe that markets are generally efficient over the long term but inefficient enough in the short and medium term to allow our prudent, diversified, and fundamentally focused strategy to achieve superior risk-adjusted results by focusing on systematic and quantitative assessment of opportunities within and across asset classes and by managing risks.

Successes and challenges in 2013

While all three funds did well in the first half of 2013, the second half of the year was exceptional in terms of return and outperformance. In light of solid equity fundamentals and continued relatively low interest rates, the Managed Payout Funds entered 2013 with above-benchmark allocations to equities, which was one of the top drivers of their outperformance. The U.S. stock market returned more than 33% in 2013, while the broad U.S. bond market saw a return of about –2%.

Our decision to underweight commodities and REITs relative to the funds’ benchmarks also helped relative performance, particularly because we redirected some of the assets into non-U.S. stocks—which outperformed both asset classes. Finally, Vanguard Market Neutral Fund experienced one of the best years in its history in terms of outperformance, returning 8.59% for Investor Shares—thus topping its benchmark, the Citigroup Three-Month U.S. Treasury Bill Index, by about 8 percentage points. We have been at or above our benchmark allocation to this fund in light of our concern with conditions in the bond market.

The main detractor from performance was our decision to overweight non-U.S. stocks relative to our benchmarks: The U.S. market’s return was more than double that of international stocks.

In mid-2013, we introduced an international bond allocation through the new Vanguard Total International Bond Index Fund. This change further diversifies our fixed income holdings, providing exposure to multiple international yield curves while hedging currency exposure back to U.S. dollars. Finally, in December, we added exposure to the new Vanguard Global Minimum Volatility Fund, now representing about 20% of the portfolio assets, to help dampen (but not eliminate) volatility when equity markets or economic environment forces again experience significant turbulence. Neither of these new funds significantly influenced 2013 performance, but we expect a positive impact in 2014.

11

Positioning for 2014

We do not anticipate a repeat of 2013’s unusually robust returns in 2014, and we caution investors against excessive expectations. We are confident that the Managed Payout Fund’s asset allocation is well-positioned for the new year. From a valuation perspective, although stock prices have increased substantially over a very short period, U.S. equities still appear relatively attractive compared with U.S bonds, and non-U.S. equity is potentially more attractive than either. Relative to its benchmark, the fund enters 2014 with a slight strategic bias toward equity over bonds and international equity over domestic, along with underweight allocations to REITs and commodities.

We are excited about the consolidation of the funds that took place in January, as well as the other changes made. We are confident these decisions represent a positive evolution of the managed payout concept and structure, which provide investors both regular payments and ready access to their funds. We believe the Managed Payout Fund will remain a disciplined, robust, and effective way for investors to approach spending their hard-earned and carefully saved resources over the long term.

We thank you for entrusting us with your investments, and we look forward to providing an update in the semiannual report.

John Ameriks, Principal, Investment Committee Chairperson Mortimer J. Buckley, Vanguard Chief Investment Officer Joseph H. Davis, Principal Sean Hagerty, Principal January 21, 2014

12

Managed Payout Growth Focus Fund

Fund Profile
As of December 31, 2013

Total Fund Characteristics

Ticker Symbol	VPGFX
30-Day SEC Yield	1.69%
Acquired Fund Fees and Expenses[1]	0.35%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	25.1%
Vanguard Total International Stock Index
Fund Investor Shares	20.3
Vanguard Global Minimum Volatility Fund
Investor Shares	20.2
Vanguard Market Neutral Fund Investor
Shares	9.8
Vanguard Total Bond Market II Index Fund
Investor Shares	7.8
Vanguard Total International Bond Index
Fund Investor Shares	6.9
Commodities	5.0
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	4.9

The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures

	Managed
	Payout	DJ
	Growth Focus	U.S. Total
	Composite	Stock Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.02	0.87

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

65.6% Stocks
19.6% Bonds
9.8% Market Neutral
Fund
5.0% Commodities

1 This figure—drawn from the prospectus dated August 12, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests. For the fiscal year ended December 31, 2013, the fund’s annualized expense figure totals 0.30%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.27%. (Approximately 30% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

13

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2013
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $25,000
	Year	Years	(5/2/2008)	Investment
Managed Payout Growth Focus Fund	19.21%	13.94%	4.65%	$32,345
•••••••• Managed Payout Growth Focus
Composite Index	16.69	13.44	3.57	30,500
Dow Jones U.S. Total Stock Market
Float Adjusted Index	33.47	18.86	7.90	38,448
For a benchmark description, see the Glossary.
"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

14

Managed Payout Growth Focus Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2013

For a benchmark description, see the Glossary.

15

Managed Payout Growth Focus Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (95.1%)
U.S. Stock Fund (25.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	607,339	28,345

Global Stock Fund (20.2%)
	Vanguard Global Minimum Volatility Fund Investor Shares	2,206,446	22,726

International Stock Fund (20.3%)
	Vanguard Total International Stock Index Fund Investor Shares	1,361,283	22,802

U.S. Bond Funds (12.7%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	838,750	8,798
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	573,794	5,549
			14,347
International Bond Fund (6.9%)
	Vanguard Total International Bond Index Fund Investor Shares	780,484	7,735

Market Neutral Fund (9.8%)
	Vanguard Market Neutral Fund Investor Shares	999,122	11,020
Total Investment Companies (Cost $96,037)			106,975
Temporary Cash Investments (4.9%)[2]

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (4.9%)
3,[4] Federal Home Loan Bank Discount Notes, 0.080%, 1/3/14		365	365
3,[4] Federal Home Loan Bank Discount Notes, 0.095%, 3/7/14		500	500
[3,5] Freddie Mac Discount Notes, 0.050%, 1/6/14		270	270
[3,5] Freddie Mac Discount Notes, 0.090%, 3/3/14		443	443
3	United States Treasury Bill, 0.073%-0.074%, 2/13/14	1,113	1,113
3	United States Treasury Note/Bond, 1.000%, 1/15/14	1,346	1,346
3	United States Treasury Note/Bond, 1.750%, 1/31/14	1,446	1,448
3	United States Treasury Note/Bond, 4.000%, 2/15/14	20	20
Total Temporary Cash Investments (Cost $5,505)			5,505
Total Investments (100.0%) (Cost $101,542)			112,480

16

Managed Payout Growth Focus Fund

Market
Value
($000)
Other Assets and Liabilities (0.0%)
Other Assets	196
Liabilities	(142)
54
Net Assets (100%)
Applicable to 5,423,866 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	112,534
Net Asset Value Per Share	$20.75

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	102,610
Overdistributed Net Investment Income	(877)
Accumulated Net Realized Losses	(91)
Unrealized Appreciation (Depreciation)
Investment Securities	10,938
Swap Contracts	(46)
Net Assets	112,534

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio I, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 5.0% and
-0.1%, respectively, of net assets.
3 Security is owned by Vanguard MPF Portfolio I, which is a wholly owned subsidiary of the Managed Payout Growth Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Growth Focus Fund

Consolidated Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Income Distributions Received	1,846
Interest	6
Total Income	1,852
Expenses—Note B
Management and Administrative	33
Total Expenses	33
Net Investment Income	1,819
Realized Net Gain (Loss)
Capital Gain Distributions Received	105
Investment Securities Sold	8,686
Swap Contracts	(646)
Realized Net Gain (Loss)	8,145
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,240
Swap Contracts	(45)
Change in Unrealized Appreciation (Depreciation)	7,195
Net Increase (Decrease) in Net Assets Resulting from Operations	17,159

See accompanying Notes, which are an integral part of the Financial Statements.

18

Managed Payout Growth Focus Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,819	1,376
Realized Net Gain (Loss)	8,145	378
Change in Unrealized Appreciation (Depreciation)	7,195	6,415
Net Increase (Decrease) in Net Assets Resulting from Operations	17,159	8,169
Distributions
Net Investment Income	(2,550)	(1,747)
Realized Capital Gain	(4,508)	—
Total Distributions	(7,058)	(1,747)
Capital Share Transactions
Issued	48,646	26,762
Issued in Lieu of Cash Distributions	6,037	992
Redeemed	(27,847)	(20,236)
Net Increase (Decrease) from Capital Share Transactions	26,836	7,518
Total Increase (Decrease)	36,937	13,940
Net Assets
Beginning of Period	75,597	61,657
End of Period[1]	112,534	75,597
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($877,000) and ($205,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Managed Payout Growth Focus Fund

Consolidated Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.60	$16.86	$17.53	$15.97	$13.15
Investment Operations
Net Investment Income	. 369[1]	.375	.326	.298	.372
Capital Gain Distributions Received	.021[1]	.016	.012	.024	.006
Net Realized and Unrealized Gain (Loss)
on Investments	3.141	1.821	(.552)	1.919	2.936
Total from Investment Operations	3.531	2.212	(.214)	2.241	3.314
Distributions
Dividends from Net Investment Income	(.516)	(.472)	(.342)	(. 681)	(.494)
Distributions from Realized Capital Gains	(.865)	—	—	—	—
Return of Capital	—	—	(.114)	—	—
Total Distributions	(1.381)	(.472)	(. 456)	(.681)	(.494)
Net Asset Value, End of Period	$20.75	$18.60	$16.86	$17.53	$15.97

Total Return	19.21%	13.24%	-1.27%	14.43%	25.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113	$76	$62	$61	$47
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%[2]	—	—	—
Acquired Fund Fees and Expenses	0.27%	0.32%	0.32%	0.36%	0.53%
Ratio of Net Investment Income to
Average Net Assets	1.82%	2.06%	1.87%	1.79%	2.66%
Portfolio Turnover Rate	75%	50%	52%	49%[3]	60%[4]

1 Calculated based on average shares outstanding.
2 Annualized.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Managed Payout Growth Focus Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio I (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2013, the fund held $5,610,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments in underlying Vanguard funds are valued at the net asset value of each fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on a reference index (i.e., receiving the increase or paying the decrease in value of the selected index and receiving the equivalent of any dividends in respect of the selected referenced index) over a specified period of time, applied to a notional amount that represents the value of a designated number of units of the selected reference index at the beginning of the swap contracts. The subsidiary also pays the counterparty a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the subsidiary, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of

21

Managed Payout Growth Focus Fund

a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2013, the subsidiary’s average amount of total return swaps represented 7% of net assets, based on quarterly average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate per share is reset annually based on changes in the fund’s average net asset value. For 2013, the fund made monthly distributions of $.0430 per share, and also distributed $.865 per share to shareholders of record on December 27, 2013. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

22

Managed Payout Growth Focus Fund

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s consolidated investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	106,975	—	—
Temporary Cash Investments	—	5,505	—
Swap Contracts—Liabilities	—	(46)	—
Total	106,975	5,459	—

D. At December 31, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Credit Suisse Custom 34
Total Return Index	1/31/14	CS	5,602	(0.40%)	(46)
1 CS—Credit Suisse International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $646,000 on swap contracts and $6,000 of short-term capital gain distributions received have been reclassified from accumulated net realized losses to overdistributed

23

Managed Payout Growth Focus Fund

net investment income. The fund has reclassified $699,000 from paid-in capital to overdistributed net investment income, representing utilized capital loss carryforwards that are required to be included in distributable net income for tax purposes.

For tax purposes, at December 31, 2013, the fund had no ordinary income and $35,000 of long-term capital gains available for distribution.

The fund used capital loss carryforwards of $4,368,000 to offset taxable capital gains realized during the year ended December 31, 2013, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

At December 31, 2013, the cost of investment securities for tax purposes was $101,668,000. Net unrealized appreciation of investment securities for tax purposes was $10,812,000, consisting of unrealized gains of $11,792,000 on securities that had risen in value since their purchase and $980,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $89,997,000 of investment securities and sold $68,612,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2013	2012
	Shares	Shares
	(000)	(000)
Issued	2,434	1,479
Issued in Lieu of Cash Distributions	293	55
Redeemed	(1,367)	(1,128)
Net Increase (Decrease) in Shares Outstanding	1,360	406

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition in these financial statements.

On January 17, 2014, Vanguard Managed Payout Growth and Distribution Fund acquired all of the net assets of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine three funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 46,218,000 of Vanguard Managed Payout Growth and Distribution Fund’s capital shares for the 5,322,000 shares of Vanguard Managed Payout Growth Focus Fund and the 52,217,000 shares of Vanguard Managed Payout Distribution Focus Fund outstanding as of close of business on January 17, 2014. Vanguard Managed Payout Growth Focus Fund’s net assets of $110,199,000, including $10,696,000 of unrealized appreciation, and Vanguard Managed Payout Distribution Focus Fund’s net assets of $746,728,000, including $91,239,000 of unrealized appreciation, were combined with Vanguard Managed Payout Growth and Distribution Fund’s net assets of $604,190,000, resulting in combined net assets of $1,461,117,000 after the merger. Immediately following the merger, Vanguard Managed Payout Growth and Distribution Fund was renamed Vanguard Managed Payout Fund.

24

Managed Payout Growth and Distribution Fund

Fund Profile
As of December 31, 2013

Total Fund Characteristics

Ticker Symbol	VPGDX
30-Day SEC Yield	1.71%
Acquired Fund Fees and Expenses[1]	0.43%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	25.1%
Vanguard Total International Stock Index
Fund Investor Shares	20.0
Vanguard Global Minimum Volatility Fund
Investor Shares	20.0
Vanguard Market Neutral Fund Investor
Shares	9.9
Vanguard Total Bond Market II Index Fund
Investor Shares	8.1
Vanguard Total International Bond Index
Fund Investor Shares	6.9
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	5.0
Commodities	5.0

The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures

	Managed
	Payout Growth
	and	DJ
	Distribution	U.S. Total
	Composite	Stock Market
	Index	FA Index
R-Squared	0.99	0.92
Beta	1.03	0.71

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated August 12, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth and Distribution Fund invests.
For the fiscal year ended December 31, 2013, the fund’s annualized expense figure totals 0.34%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.31%. (Approximately 38% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

25

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2013
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2013

			Since	Final Value
	One	Five	Inception	of a $25,000
	Year	Years	(5/2/2008)	Investment
Managed Payout Growth and
Distribution Fund	15.97%	12.72%	4.68%	$32,401

•••••••• Managed Payout Growth and
Distribution Composite Index	12.28	11.41	3.48	30,341
Dow Jones U.S. Total Stock Market
Float Adjusted Index	33.47	18.86	7.90	38,448
For a benchmark description, see the Glossary.
"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

26

Managed Payout Growth and Distribution Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2013

For a benchmark description, see the Glossary.

27

Managed Payout Growth and Distribution Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (95.1%)
U.S. Stock Fund (25.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,178,032	148,319

Global Stock Fund (20.0%)
	Vanguard Global Minimum Volatility Fund Investor Shares	11,481,792	118,262

International Stock Fund (20.0%)
	Vanguard Total International Stock Index Fund Investor Shares	7,070,658	118,434

U.S. Bond Funds (13.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	4,540,041	47,625
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	3,084,206	29,824
			77,449
International Bond Fund (7.0%)
	Vanguard Total International Bond Index Fund Investor Shares	4,140,484	41,032

Market Neutral Fund (9.9%)
	Vanguard Market Neutral Fund Investor Shares	5,297,782	58,435
Total Investment Companies (Cost $495,474)			561,931
Temporary Cash Investments (4.9%)[2]
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 0.125%	345,161	345

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (4.8%)
3,[4] Federal Home Loan Bank Discount Notes, 0.080%, 1/3/14		2,149	2,149
3,[4] Federal Home Loan Bank Discount Notes, 0.095%, 3/7/14		2,901	2,901
[3,5] Freddie Mac Discount Notes, 0.050%, 1/6/14		1,000	1,000
[3,5] Freddie Mac Discount Notes, 0.090%, 3/3/14		2,032	2,032
3	United States Treasury Bill, 0.020%-0.074%, 2/13/14	4,391	4,391
3	United States Treasury Note/Bond, 1.000%, 1/15/14	6,711	6,713
3	United States Treasury Note/Bond, 1.750%, 1/31/14	4,544	4,550

28

Managed Payout Growth and Distribution Fund

		Face	Market
		Amount	Value
		($000)	($000)
3	United States Treasury Note/Bond, 4.000%, 2/15/14	168	169
3	United States Treasury Note/Bond, 1.250%, 3/15/14	4,943	4,954
			28,859
Total Temporary Cash Investments (Cost $29,204)			29,204
Total Investments (100.0%) (Cost $524,678)			591,135
Other Assets and Liabilities (0.0%)
Other Assets			2,596
Liabilities			(2,724)
			(128)
Net Assets (100%)
Applicable to 31,879,068 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			591,007
Net Asset Value Per Share			$18.54

At December 31, 2013, net assets consisted of:
			Amount
			($000)
Paid-in Capital			530,409
Overdistributed Net Investment Income			(4,129)
Accumulated Net Realized Losses			(1,487)
Unrealized Appreciation (Depreciation)
Investment Securities			66,457
Swap Contracts			(243)
Net Assets			591,007

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 5.0%
and -0.1%, respectively, of net assets.
3 Security is owned by Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout Growth and Distribution Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

29

Managed Payout Growth and Distribution Fund

Consolidated Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Income Distributions Received	8,804
Interest	33
Total Income	8,837
Expenses—Note B
Management and Administrative	162
Total Expenses	162
Net Investment Income	8,675
Realized Net Gain (Loss)
Capital Gain Distributions Received	561
Investment Securities Sold	26,690
Swap Contracts	(3,009)
Realized Net Gain (Loss)	24,242
Change in Unrealized Appreciation (Depreciation)
Investment Securities	39,226
Swap Contracts	(237)
Change in Unrealized Appreciation (Depreciation)	38,989
Net Increase (Decrease) in Net Assets Resulting from Operations	71,906

See accompanying Notes, which are an integral part of the Financial Statements.

30

Managed Payout Growth and Distribution Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,675	6,567
Realized Net Gain (Loss)	24,242	(738)
Change in Unrealized Appreciation (Depreciation)	38,989	28,019
Net Increase (Decrease) in Net Assets Resulting from Operations	71,906	33,848
Distributions
Net Investment Income	(11,620)	(8,055)
Realized Capital Gain[1]	(25,708)	—
Return of Capital	(14,976)	(7,232)
Total Distributions	(52,304)	(15,287)
Capital Share Transactions
Issued	239,835	105,595
Issued in Lieu of Cash Distributions	38,317	5,339
Redeemed	(79,580)	(49,735)
Net Increase (Decrease) from Capital Share Transactions	198,572	61,199
Total Increase (Decrease)	218,174	79,760
Net Assets
Beginning of Period	372,833	293,073
End of Period[2]	591,007	372,833
1 Includes fiscal 2013 short-term gain distributions totaling $4,258,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,129,000) and ($993,000).

See accompanying Notes, which are an integral part of the Financial Statements.

31

Managed Payout Growth and Distribution Fund

Consolidated Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.62	$16.61	$17.26	$15.92	$13.68
Investment Operations
Net Investment Income	. 326[1]	.337	.340	.318[1]	.439
Capital Gain Distributions Received	.021[1]	.027	.028	.050[1]	.006
Net Realized and Unrealized Gain (Loss)
on Investments	2.408	1.437	(. 242)	1.733	2.634
Total from Investment Operations	2.755	1.801	.126	2.101	3.079
Distributions
Dividends from Net Investment Income	(.439)	(.417)	(.410)	(.658)	(.660)
Distributions from Realized Capital Gains	(.871)[2]	—	—	—	—
Return of Capital	(. 525)	(. 374)	(. 366)	(.103)	(.179)
Total Distributions	(1.835)	(.791)	(.776)	(.761)	(. 839)
Net Asset Value, End of Period	$18.54	$17.62	$16.61	$17.26	$15.92

Total Return	15.97%	11.02%	0.69%	13.67%	23.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$591	$373	$293	$256	$178
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%[3]	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.40%	0.39%	0.37%	0.48%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.96%	1.97%	1.98%	2.81%
Portfolio Turnover Rate	48%	32%	33%	44%[4]	50%[5]

1 Calculated based on average shares outstanding.
2 Includes $.710 from long-term capital gains and $.161 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Managed Payout Growth and Distribution Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio II (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2013, the fund held $29,388,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments in underlying Vanguard funds are valued at the net asset value of each fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on a reference index (i.e., receiving the increase or paying the decrease in value of the selected index and receiving the equivalent of any dividends in respect of the selected referenced index) over a specified period of time, applied to a notional amount that represents the value of a designated number of units of the selected reference index at the beginning of the swap contracts. The subsidiary also pays the counterparty a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the subsidiary, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts

33

Managed Payout Growth and Distribution Fund

with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2013, the subsidiary’s average amount of total return swaps represented 7% of net assets, based on quarterly average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of the fund’s average net asset value. The monthly distribution rate per share is reset annually based on changes in the fund’s average net asset value. For 2013, the fund made monthly distributions of $.0704 per share, and also distributed $.990 per share to shareholders of record on December 27, 2013. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character. Effective January 1, 2014, the specified percentage payout rate has been changed from 5% to 4%, and the monthly distribution rate is $.0555 per share.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

34

Managed Payout Growth and Distribution Fund

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s consolidated investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	561,931	—	—
Temporary Cash Investments	345	28,859	—
Swap Contracts—Liabilities	—	(243)	—
Total	562,276	28,616	—

D. At December 31, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Credit Suisse Custom 34
Total Return Index	1/31/14	CS	29,324	(0.40%)	(243)
1 CS—Credit Suisse International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $3,009,000 on swap contracts, other realized gains of $2,000, and $30,000 of short-term capital gain distributions received have been reclassified from accumulated

35

Managed Payout Growth and Distribution Fund

net realized losses to overdistributed net investment income. The fund has reclassified $2,786,000 from paid-in capital to overdistributed net investment income, representing utilized capital loss carryforwards that are required to be included in distributable net income for tax purposes.

For tax purposes, at December 31, 2013, the fund had no ordinary income or capital gains available for distribution.

At December 31, 2013, the cost of investment securities for tax purposes was $526,165,000. Net unrealized appreciation of investment securities for tax purposes was $64,970,000, consisting of unrealized gains of $68,657,000 on securities that had risen in value since their purchase and $3,687,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $369,170,000 of investment securities and sold $216,116,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2013	2012
	Shares	Shares
	(000)	(000)
Issued	12,901	6,074
Issued in Lieu of Cash Distributions	2,064	308
Redeemed	(4,247)	(2,869)
Net Increase (Decrease) in Shares Outstanding	10,718	3,513

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition in these financial statements.

On January 17, 2014, Vanguard Managed Payout Growth and Distribution Fund acquired all of the net assets of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine three funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 46,218,000 of Vanguard Managed Payout Growth and Distribution Fund’s capital shares for the 5,322,000 shares of Vanguard Managed Payout Growth Focus Fund and the 52,217,000 shares of Vanguard Managed Payout Distribution Focus Fund outstanding as of close of business on January 17, 2014. Vanguard Managed Payout Growth Focus Fund’s net assets of $110,199,000, including $10,696,000 of unrealized appreciation, and Vanguard Managed Payout Distribution Focus Fund’s net assets of $746,728,000, including $91,239,000 of unrealized appreciation, were combined with Vanguard Managed Payout Growth and Distribution Fund’s net assets of $604,190,000, resulting in combined net assets of $1,461,117,000 after the merger. Immediately following the merger, Vanguard Managed Payout Growth and Distribution Fund was renamed Vanguard Managed Payout Fund.

36

Managed Payout Distribution Focus Fund

Fund Profile
As of December 31, 2013

Total Fund Characteristics
Ticker Symbol	VPDFX
30-Day SEC Yield	1.78%
Acquired Fund Fees and Expenses[1]	0.51%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	24.9%
Vanguard Total International Stock Index
Fund Investor Shares	20.2
Vanguard Global Minimum Volatility Fund
Investor Shares	20.1
Vanguard Market Neutral Fund Investor
Shares	9.9
Vanguard Total Bond Market II Index Fund
Investor Shares	7.9
Vanguard Total International Bond Index
Fund Investor Shares	7.1
Commodities	5.0
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	4.9
The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures

	Managed
	Payout
	Distribution	DJ
	Focus	U.S. Total
	Composite	Stock Market
	Index	FA Index
R-Squared	0.98	0.89
Beta	1.03	0.61
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated August 12, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Distribution Focus Fund invests. For the fiscal year ended December 31, 2013, the fund’s annualized expense figure totals 0.39%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.36%. (Approximately 46% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

37

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2013
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2013

			Since	Final Value
	One	Five	Inception	of a $25,000
	Year	Years	(5/2/2008)	Investment
Managed Payout Distribution Focus
Fund	14.03%	12.05%	4.64%	$32,319

•••••••• Managed Payout Distribution Focus
Composite Index	8.97	10.65	3.73	30,765
Dow Jones U.S. Total Stock Market
Float Adjusted Index	33.47	18.86	7.90	38,448
For a benchmark description, see the Glossary.
"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

38

Managed Payout Distribution Focus Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2013

For a benchmark description, see the Glossary.

39

Managed Payout Distribution Focus Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (95.2%)
U.S. Stock Fund (25.0%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,130,068	192,750

Global Stock Fund (20.2%)
	Vanguard Global Minimum Volatility Fund Investor Shares	15,086,548	155,392

International Stock Fund (20.2%)
	Vanguard Total International Stock Index Fund Investor Shares	9,296,605	155,718

U.S. Bond Funds (12.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	5,808,753	60,934
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	3,886,513	37,583
			98,517
International Bond Fund (7.1%)
	Vanguard Total International Bond Index Fund Investor Shares	5,494,053	54,446

Market Neutral Fund (9.9%)
	Vanguard Market Neutral Fund Investor Shares	6,906,549	76,179
Total Investment Companies (Cost $639,783)			733,002
Temporary Cash Investments (4.9%)[2]

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (4.9%)
3,[4] Federal Home Loan Bank Discount Notes, 0.080%, 1/3/14		1,900	1,900
3,[4] Federal Home Loan Bank Discount Notes, 0.095%, 3/7/14		4,401	4,401
[3,5] Freddie Mac Discount Notes, 0.050%, 1/6/14		2,000	2,000
[3,5] Freddie Mac Discount Notes, 0.090%, 3/3/14		2,858	2,858
3	United States Treasury Bill, 0.073%-0.074%, 2/13/14	8,527	8,527
3	United States Treasury Note/Bond, 1.000%, 1/15/14	9,343	9,346
3	United States Treasury Note/Bond, 1.750%, 1/31/14	8,507	8,518
3	United States Treasury Note/Bond, 4.000%, 2/15/14	136	136
Total Temporary Cash Investments (Cost $37,686)			37,686
Total Investments (100.1%) (Cost $677,469)			770,688

40

Managed Payout Distribution Focus Fund

Market
Value
($000)
Other Assets and Liabilities (-0.1%)
Other Assets	4,035
Liabilities	(4,430)
(395)
Net Assets (100%)
Applicable to 53,759,956 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	770,293
Net Asset Value Per Share	$14.33

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	684,364
Overdistributed Net Investment Income	(6,337)
Accumulated Net Realized Losses	(635)
Unrealized Appreciation (Depreciation)
Investment Securities	93,219
Swap Contracts	(318)
Net Assets	770,293

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio III, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 5.0%
and -0.1%, respectively, of net assets.
3 Security is owned by Vanguard MPF Portfolio III, which is a wholly owned subsidiary of the Managed Payout Distribution Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Managed Payout Distribution Focus Fund

Consolidated Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Income Distributions Received	12,284
Interest	52
Total Income	12,336
Expenses—Note B
Management and Administrative	245
Total Expenses	245
Net Investment Income	12,091
Realized Net Gain (Loss)
Capital Gain Distributions Received	829
Investment Securities Sold	35,746
Swap Contracts	(4,651)
Realized Net Gain (Loss)	31,924
Change in Unrealized Appreciation (Depreciation)
Investment Securities	52,084
Swap Contracts	(308)
Change in Unrealized Appreciation (Depreciation)	51,776
Net Increase (Decrease) in Net Assets Resulting from Operations	95,791

See accompanying Notes, which are an integral part of the Financial Statements.

42

Managed Payout Distribution Focus Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,091	10,262
Realized Net Gain (Loss)	31,924	3,842
Change in Unrealized Appreciation (Depreciation)	51,776	32,344
Net Increase (Decrease) in Net Assets Resulting from Operations	95,791	46,448
Distributions
Net Investment Income	(12,334)	(11,713)
Realized Capital Gain[1]	(36,689)	(2,876)
Return of Capital	(72,229)	(25,437)
Total Distributions	(121,252)	(40,026)
Capital Share Transactions
Issued	280,416	198,550
Issued in Lieu of Cash Distributions	85,580	13,418
Redeemed	(175,022)	(68,740)
Net Increase (Decrease) from Capital Share Transactions	190,974	143,228
Total Increase (Decrease)	165,513	149,650
Net Assets
Beginning of Period	604,780	455,130
End of Period[2]	770,293	604,780

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $7,522,000 and $1,604,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($6,337,000) and ($1,495,000).

See accompanying Notes, which are an integral part of the Financial Statements.

43

Managed Payout Distribution Focus Fund

Consolidated Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.81	$14.57	$16.53	$15.60	$13.84
Investment Operations
Net Investment Income	. 251[1]	.277	.339[1]	.336[1]	.433[1]
Capital Gain Distributions Received	.017[1]	.030	.051[1]	.080[1]	.010[1]
Net Realized and Unrealized Gain (Loss)
on Investments	1.744	1.029	(.082)	1.581	2.497
Total from Investment Operations	2.012	1.336	.308	1.997	2.940
Distributions
Dividends from Net Investment Income	(.256)	(.324)	(.157)	(.755)	(.709)
Distributions from Realized Capital Gains	(.751)[2]	(. 075) [3]	(. 217) [4]	—	—
Return of Capital	(1.485)	(.697)	(1.894)	(.312)	(.471)
Total Distributions	(2.492)	(1.096)	(2.268)	(1.067)	(1.180)
Net Asset Value, End of Period	$14.33	$14.81	$14.57	$16.53	$15.60

Total Return	14.03%	9.39%	1.84%	13.43%	22.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$770	$605	$455	$337	$190
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%[5]	—	—	—
Acquired Fund Fees and Expenses	0.36%	0.48%	0.42%	0.38%	0.45%
Ratio of Net Investment Income to
Average Net Assets	1.64%	1.90%	2.07%	2.14%	3.02%
Portfolio Turnover Rate	71%	33%	43%	47%[6]	48%[7]

1 Calculated based on average shares outstanding.
2 Includes $.595 from long-term capital gains and $.156 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
3 Includes $.031 from long-term capital gains and $.044 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
4 Includes $.178 from long-term capital gains and $.039 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
5 Annualized.
6 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
7 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Managed Payout Distribution Focus Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio III (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2013, the fund held $38,415,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments in underlying Vanguard funds are valued at the net asset value of each fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on a reference index (i.e., receiving the increase or paying the decrease in value of the selected index and receiving the equivalent of any dividends in respect of the selected referenced index) over a specified period of time, applied to a notional amount that represents the value of a designated number of units of the selected reference index at the beginning of the swap contracts. The subsidiary also pays the counterparty a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the subsidiary, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of

45

Managed Payout Distribution Focus Fund

a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2013, the subsidiary’s average amount of total return swaps represented 7% of net assets, based on quarterly average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate per share is reset annually based on changes in the fund’s average net asset value. For 2013, the fund made monthly distributions of $.0860 per share, and also distributed $1.460 per share to shareholders of record on December 27, 2013. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

46

Managed Payout Distribution Focus Fund

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s consolidated investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	733,002	—	—
Temporary Cash Investments	—	37,686	—
Swap Contracts—Liabilities	—	(318)	—
Total	733,002	37,368	—

D. At December 31, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Credit Suisse Custom 34
Total Return Index	1/31/14	CS	38,384	(0.40%)	(318)
1 CS—Credit Suisse International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $4,651,000 on swap contracts, other realized gains of $2,000, and $50,000 of short-term capital gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income.

47

Managed Payout Distribution Focus Fund

For tax purposes, at December 31, 2013, the fund had no ordinary income or capital gains available for distribution.

At December 31, 2013, the cost of investment securities for tax purposes was $678,104,000. Net unrealized appreciation of investment securities for tax purposes was $92,584,000, consisting of unrealized gains of $95,559,000 on securities that had risen in value since their purchase and $2,975,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $567,067,000 of investment securities and sold $478,748,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2013	2012
	Shares	Shares
	(000)	(000)
Issued	18,382	13,288
Issued in Lieu of Cash Distributions	5,911	904
Redeemed	(11,363)	(4,609)
Net Increase (Decrease) in Shares Outstanding	12,930	9,583

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition in these financial statements.

On January 17, 2014, Vanguard Managed Payout Growth and Distribution Fund acquired all of the net assets of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine three funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 46,218,000 of Vanguard Managed Payout Growth and Distribution Fund’s capital shares for the 5,322,000 shares of Vanguard Managed Payout Growth Focus Fund and the 52,217,000 shares of Vanguard Managed Payout Distribution Focus Fund outstanding as of close of business on January 17, 2014. Vanguard Managed Payout Growth Focus Fund’s net assets of $110,199,000, including $10,696,000 of unrealized appreciation, and Vanguard Managed Payout Distribution Focus Fund’s net assets of $746,728,000, including $91,239,000 of unrealized appreciation, were combined with Vanguard Managed Payout Growth and Distribution Fund’s net assets of $604,190,000, resulting in combined net assets of $1,461,117,000 after the merger. Immediately following the merger, Vanguard Managed Payout Growth and Distribution Fund was renamed Vanguard Managed Payout Fund.

48

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund:

In our opinion, the accompanying consolidated statements of net assets and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund (constituting separate portfolios of Vanguard Valley Forge Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

As described in note H of the financial statements, on January 17, 2014, the Vanguard Managed Payout Growth Focus Fund and the Vanguard Managed Payout Distribution Focus Fund merged into the Vanguard Managed Payout Growth and Distribution Fund.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2014

49

Special 2013 tax information (unaudited) for Vanguard Managed Payout Funds

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year as follows:

Fund	($000)
Managed Payout Growth Focus Fund	4,508
Managed Payout Growth and Distribution Fund	21,450
Managed Payout Distribution Focus Fund	29,167

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Managed Payout Growth Focus Fund	1,247
Managed Payout Growth and Distribution Fund	5,325
Managed Payout Distribution Focus Fund	6,836

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Managed Payout Growth Focus Fund	39.6%
Managed Payout Growth and Distribution Fund	23.0
Managed Payout Distribution Focus Fund	19.3

Shareholders will receive more detailed information with their Form 1099-DIV in January 2014 to determine the calendar-year amounts to be included on their 2013 tax returns.

50

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Funds
Periods Ended December 31, 2013

			Since
	One	Five	Inception
	Year	Years	(5/2/2008)
Managed Payout Growth Focus Fund
Returns Before Taxes	19.21%	13.94%	4.65%
Returns After Taxes on Distributions	17.06	12.79	3.72
Returns After Taxes on Distributions and Sale of Fund Shares	12.03	10.89	3.39

			Since
	One	Five	Inception
	Year	Years	(5/2/2008)
Managed Payout Growth and Distribution Fund
Returns Before Taxes	15.97%	12.72%	4.68%
Returns After Taxes on Distributions	13.62	11.40	3.60
Returns After Taxes on Distributions and Sale of Fund Shares	10.03	9.76	3.32

			Since
	One	Five	Inception
	Year	Years	(5/2/2008)
Managed Payout Distribution Focus Fund
Returns Before Taxes	14.03%	12.05%	4.64%
Returns After Taxes on Distributions	11.91	10.70	3.53
Returns After Taxes on Distributions and Sale of Fund Shares	8.93	9.22	3.29

51

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. Each Managed Payout Fund, in addition to its own expenses. has borne its proportionate share of the costs for its underlying funds. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using expense ratio and the acquired fund fees and expenses for each Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

52

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$1,118.91	$1.66
Managed Payout Growth and Distribution Fund	$1,000.00	$1,103.39	$1.86
Managed Payout Distribution Focus Fund	$1,000.00	$1,093.67	$2.06
Based on Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.64	$1.58
Managed Payout Growth and Distribution Fund	$1,000.00	$1,023.44	$1.79
Managed Payout Distribution Focus Fund	$1,000.00	$1,023.24	$1.99

These calculations are based on the funds’ expense ratios for the most recent six-month period together with their acquired fund fees and expenses. The combined, annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.31%, 0.35%, and 0.39%. The dollar amounts shown as “Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

53

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Benchmark Information

Managed Payout Growth and Distribution Composite Index: Weighted 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013); 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013); 12% Barclays U.S. Aggregate Float Adjusdted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009); 3% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); 15% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Distribution Focus Composite Index: Weighted 12% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013); 28% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013); 16% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009); 6% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); 8% Barclays U.S. 0-5 Year Treasury Inflation Protected Securities Index (Barclays U.S. Treasury Inflation Protected Securities Index through May 31, 2013); 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009).

54

Managed Payout Growth Focus Composite Index: Weighted 19.5% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013); 45.5% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013); 4% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009); 1% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); 10% Citigroup Three-Month U.S.Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009).

55

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.	Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
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With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2013: $111,000
Fiscal Year Ended December 31, 2012: $94,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2013: $5,714,113
Fiscal Year Ended December 31, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended December 31, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2013: $1,552,950
Fiscal Year Ended December 31, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2013: $110,000
Fiscal Year Ended December 31, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended December 31, 2012.

(d) All Other Fees.

Fiscal Year Ended December 31, 2013: $132,000
Fiscal Year Ended December 31, 2012: $16,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2013: $242,000
Fiscal Year Ended December 31, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)

Common Stocks (60.5%)[1]
Basic Materials (1.9%)
EI du Pont de Nemours & Co.	593,931	38,588
Dow Chemical Co.	777,786	34,534
Freeport-McMoRan Copper & Gold Inc.	665,695	25,123
Praxair Inc.	188,795	24,549
LyondellBasell Industries NV Class A	301,790	24,228
Ecolab Inc.	173,860	18,128
PPG Industries Inc.	86,510	16,407
Air Products & Chemicals Inc.	135,667	15,165
International Paper Co.	284,507	13,949
Nucor Corp.	204,090	10,894
CF Industries Holdings Inc.	36,739	8,562
Mosaic Co.	181,107	8,561
Eastman Chemical Co.	98,718	7,967
Alcoa Inc.	685,914	7,291
Newmont Mining Corp.	316,182	7,282
Sigma-Aldrich Corp.	76,755	7,216
FMC Corp.	85,431	6,447
Celanese Corp. Class A	101,132	5,594
CONSOL Energy Inc.	146,859	5,587
Ashland Inc.	49,720	4,825
Airgas Inc.	42,528	4,757
* WR Grace & Co.	46,839	4,631
International Flavors & Fragrances Inc.	52,312	4,498
Reliance Steel & Aluminum Co.	47,133	3,575
RPM International Inc.	85,212	3,537
Peabody Energy Corp.	173,044	3,380
Rockwood Holdings Inc.	46,908	3,374
Albemarle Corp.	52,166	3,307
Avery Dennison Corp.	61,909	3,107
Huntsman Corp.	123,911	3,048
United States Steel Corp.	92,743	2,736
Steel Dynamics Inc.	135,272	2,643
Cliffs Natural Resources Inc.	98,196	2,574
Allegheny Technologies Inc.	65,817	2,345
NewMarket Corp.	6,841	2,286
PolyOne Corp.	61,680	2,180
Axiall Corp.	44,898	2,130
Cytec Industries Inc.	22,739	2,118
Carpenter Technology Corp.	32,275	2,007
Domtar Corp.	20,437	1,928
Cabot Corp.	37,048	1,904
Royal Gold Inc.	39,304	1,811
* Chemtura Corp.	61,895	1,728
Compass Minerals International Inc.	21,499	1,721
HB Fuller Co.	32,233	1,677
Westlake Chemical Corp.	12,813	1,564
Sensient Technologies Corp.	32,082	1,557
Commercial Metals Co.	75,079	1,526
Olin Corp.	51,009	1,472
* KapStone Paper and Packaging Corp.	26,037	1,454
Worthington Industries Inc.	33,942	1,428
Minerals Technologies Inc.	22,092	1,327
Balchem Corp.	19,371	1,137
* Polypore International Inc.	28,816	1,121
US Silica Holdings Inc.	32,400	1,105
* Alpha Natural Resources Inc.	145,044	1,036
* SunCoke Energy Inc.	43,154	984
Tronox Ltd. Class A	40,077	925
* Stillwater Mining Co.	73,513	907
PH Glatfelter Co.	31,063	859
* AK Steel Holding Corp.	104,100	854

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	OM Group Inc.	23,110	841
	Kaiser Aluminum Corp.	11,663	819
*	Resolute Forest Products Inc.	50,754	813
*	Calgon Carbon Corp.	37,780	777
	A Schulman Inc.	20,666	729
*	Cloud Peak Energy Inc.	40,275	725
*	Coeur Mining Inc.	66,042	717
	Innophos Holdings Inc.	14,710	715
*	Clearwater Paper Corp.	13,582	713
	Globe Specialty Metals Inc.	39,325	708
	Walter Energy Inc.	41,689	693
	Stepan Co.	10,146	666
	Innospec Inc.	14,207	657
*	Ferro Corp.	50,372	646
	Arch Coal Inc.	140,551	625
	Koppers Holdings Inc.	13,005	595
	Hecla Mining Co.	192,215	592
*	RTI International Metals Inc.	17,009	582
	Neenah Paper Inc.	13,441	575
*	Horsehead Holding Corp.	35,137	570
*	Intrepid Potash Inc.	34,231	542
	AMCOL International Corp.	15,057	512
*	Molycorp Inc.	90,793	510
	Quaker Chemical Corp.	6,539	504
*	Kraton Performance Polymers Inc.	20,721	478
*	Century Aluminum Co.	44,954	470
	Deltic Timber Corp.	6,307	428
*	LSB Industries Inc.	9,798	402
	Haynes International Inc.	7,134	394
*	OMNOVA Solutions Inc.	42,153	384
	Tredegar Corp.	13,065	376
	Aceto Corp.	14,366	359
*	Zoltek Cos. Inc.	20,755	348
	Wausau Paper Corp.	27,396	347
*	Rentech Inc.	175,857	308
	American Vanguard Corp.	12,311	299
*	Cambrex Corp.	15,774	281
	Zep Inc.	15,483	281
	Hawkins Inc.	6,172	230
	Kronos Worldwide Inc.	11,643	222
	Olympic Steel Inc.	7,619	221
*	Paramount Gold and Silver Corp.	176,553	164
*	Penford Corp.	12,688	163
*,^	Uni-Pixel Inc.	14,100	141
	FutureFuel Corp.	7,200	114
	Ampco-Pittsburgh Corp.	5,663	110
	Chase Corp.	3,079	109
*	Universal Stainless & Alloy Products Inc.	2,437	88
*	US Antimony Corp.	42,358	83
*	Allied Nevada Gold Corp.	21,700	77
*	American Pacific Corp.	1,518	57
*	Handy & Harman Ltd.	2,000	48
*	Westmoreland Coal Co.	2,188	42
*	Metabolix Inc.	32,933	41
*	Senomyx Inc.	6,684	34
*	Comstock Mining Inc.	18,000	31
	KMG Chemicals Inc.	1,299	22
*	Codexis Inc.	12,540	18
*	General Moly Inc.	10,500	14
*	Midway Gold Corp.	16,572	13
	Gold Resource Corp.	2,800	13
*,^	Uranium Resources Inc.	3,707	11
*	Verso Paper Corp.	13,766	9

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Solitario Exploration & Royalty Corp.	9,495	8
		402,219
Consumer Goods (6.1%)
Procter & Gamble Co.	1,743,100	141,906
Coca-Cola Co.	2,548,654	105,285
Philip Morris International Inc.	976,052	85,043
PepsiCo Inc.	983,453	81,568
Altria Group Inc.	1,282,564	49,238
Mondelez International Inc. Class A	1,124,615	39,699
Monsanto Co.	337,165	39,297
Colgate-Palmolive Co.	593,264	38,687
Ford Motor Co.	2,483,997	38,328
NIKE Inc. Class B	456,286	35,882
* General Motors Co.	668,077	27,304
Kimberly-Clark Corp.	244,731	25,565
Johnson Controls Inc.	439,393	22,541
Kraft Foods Group Inc.	382,102	20,603
General Mills Inc.	406,746	20,301
Archer-Daniels-Midland Co.	421,972	18,314
VF Corp.	225,728	14,072
Lorillard Inc.	236,263	11,974
Delphi Automotive plc	197,313	11,864
Estee Lauder Cos. Inc. Class A	153,437	11,557
Kellogg Co.	185,785	11,346
Mead Johnson Nutrition Co.	129,487	10,846
Reynolds American Inc.	207,973	10,397
Mattel Inc.	217,025	10,326
Coach Inc.	179,843	10,095
Harley-Davidson Inc.	141,756	9,815
* Michael Kors Holdings Ltd.	117,673	9,554
Stanley Black & Decker Inc.	113,428	9,153
Hershey Co.	94,051	9,145
ConAgra Foods Inc.	270,534	9,117
BorgWarner Inc.	145,893	8,157
Whirlpool Corp.	50,349	7,898
Genuine Parts Co.	94,072	7,826
* Tesla Motors Inc.	51,095	7,684
Clorox Co.	82,754	7,676
Bunge Ltd.	89,856	7,378
PVH Corp.	52,337	7,119
Beam Inc.	104,561	7,116
* Constellation Brands Inc. Class A	101,075	7,114
Coca-Cola Enterprises Inc.	158,164	6,980
Ralph Lauren Corp. Class A	38,723	6,837
JM Smucker Co.	64,098	6,642
* Monster Beverage Corp.	96,815	6,561
Polaris Industries Inc.	44,414	6,468
Dr Pepper Snapple Group Inc.	128,680	6,269
Newell Rubbermaid Inc.	184,131	5,968
Church & Dwight Co. Inc.	89,028	5,901
* Mohawk Industries Inc.	39,552	5,889
Tyson Foods Inc. Class A	175,596	5,875
* Green Mountain Coffee Roasters Inc.	76,440	5,777
* LKQ Corp.	173,544	5,710
* TRW Automotive Holdings Corp.	73,973	5,503
Campbell Soup Co.	121,185	5,245
Activision Blizzard Inc.	289,879	5,169
Molson Coors Brewing Co. Class B	91,933	5,162
McCormick & Co. Inc.	73,039	5,034
Brown-Forman Corp. Class B	66,090	4,994
* Jarden Corp.	78,369	4,808
Avon Products Inc.	278,128	4,789
Nu Skin Enterprises Inc. Class A	34,350	4,748
* Under Armour Inc. Class A	52,189	4,556

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
PulteGroup Inc.	221,124	4,504
Hanesbrands Inc.	63,589	4,468
Energizer Holdings Inc.	40,129	4,344
* Electronic Arts Inc.	188,317	4,320
Lear Corp.	51,720	4,188
* DR Horton Inc.	186,373	4,160
Hasbro Inc.	74,882	4,119
Snap-on Inc.	37,260	4,081
* Lululemon Athletica Inc.	66,344	3,916
Herbalife Ltd.	48,683	3,831
Hormel Foods Corp.	84,633	3,823
Goodyear Tire & Rubber Co.	158,573	3,782
* Toll Brothers Inc.	101,128	3,742
* WABCO Holdings Inc.	39,873	3,725
Harman International Industries Inc.	43,273	3,542
* Fossil Group Inc.	28,289	3,393
Ingredion Inc.	49,205	3,369
Lennar Corp. Class A	78,338	3,099
* Middleby Corp.	12,266	2,943
Gentex Corp.	88,188	2,909
Leggett & Platt Inc.	90,505	2,800
Tupperware Brands Corp.	29,280	2,768
Brunswick Corp.	58,326	2,686
* NVR Inc.	2,594	2,661
* Hain Celestial Group Inc.	29,121	2,644
Hillshire Brands Co.	78,920	2,639
Flowers Foods Inc.	120,360	2,584
* WhiteWave Foods Co. Class A	111,347	2,554
* Visteon Corp.	31,165	2,552
* Fifth & Pacific Cos. Inc.	78,740	2,525
Carter's Inc.	33,210	2,384
* Tenneco Inc.	39,056	2,209
* Darling International Inc.	101,486	2,119
* Tempur Sealy International Inc.	38,825	2,095
Wolverine World Wide Inc.	61,316	2,082
Scotts Miracle-Gro Co. Class A	29,833	1,856
Dana Holding Corp.	94,164	1,847
* Deckers Outdoor Corp.	21,041	1,777
Pool Corp.	27,989	1,627
Thor Industries Inc.	29,055	1,605
* TreeHouse Foods Inc.	22,225	1,532
* Zynga Inc. Class A	401,869	1,527
* Steven Madden Ltd.	39,137	1,432
* Boston Beer Co. Inc. Class A	5,684	1,374
Ryland Group Inc.	29,617	1,286
* Iconix Brand Group Inc.	31,468	1,249
B&G Foods Inc.	34,377	1,166
Lancaster Colony Corp.	13,153	1,159
HNI Corp.	28,985	1,125
* Dorman Products Inc.	19,931	1,118
KB Home	60,435	1,105
Herman Miller Inc.	35,885	1,059
La-Z-Boy Inc.	33,661	1,043
Schweitzer-Mauduit International Inc.	20,183	1,039
* Take-Two Interactive Software Inc.	59,129	1,027
Andersons Inc.	11,389	1,016
* Meritage Homes Corp.	20,945	1,005
* Post Holdings Inc.	20,276	999
Dean Foods Co.	57,927	996
Snyders-Lance Inc.	34,132	980
* TiVo Inc.	74,518	978
Sanderson Farms Inc.	13,363	967
Cooper Tire & Rubber Co.	39,887	959
Spectrum Brands Holdings Inc.	13,434	948

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Lennar Corp. Class B	27,030	911
*	Skechers U.S.A. Inc. Class A	27,037	896
	J&J Snack Foods Corp.	10,008	887
	Steelcase Inc. Class A	55,642	882
*	American Axle & Manufacturing Holdings Inc.	42,973	879
*	G-III Apparel Group Ltd.	11,791	870
*	Crocs Inc.	54,593	869
	Interface Inc. Class A	38,594	848
*	Helen of Troy Ltd.	16,853	834
*	MDC Holdings Inc.	25,507	822
	Universal Corp.	15,025	820
	Jones Group Inc.	53,913	807
	Pinnacle Foods Inc.	29,024	797
*	Quiksilver Inc.	90,671	795
	Fresh Del Monte Produce Inc.	27,156	769
*	Select Comfort Corp.	35,844	756
*	Standard Pacific Corp.	82,421	746
	Briggs & Stratton Corp.	30,814	671
*	Seaboard Corp.	237	662
*	iRobot Corp.	18,622	647
	Oxford Industries Inc.	7,925	639
*	Hovnanian Enterprises Inc. Class A	95,285	631
	WD-40 Co.	8,317	621
*	Elizabeth Arden Inc.	17,510	621
	Drew Industries Inc.	12,122	621
	Ethan Allen Interiors Inc.	19,828	603
*	Boulder Brands Inc.	37,697	598
	Knoll Inc.	32,546	596
	Standard Motor Products Inc.	15,853	583
	Cal-Maine Foods Inc.	9,672	583
*	Tumi Holdings Inc.	25,600	577
	Vector Group Ltd.	35,060	574
	Columbia Sportswear Co.	7,176	565
	Movado Group Inc.	11,879	523
	Coty Inc. Class A	33,465	510
*	Federal-Mogul Corp.	25,515	502
*,^	Eastman Kodak Co.	14,457	502
*	Gentherm Inc.	18,646	500
*	ACCO Brands Corp.	74,263	499
	Titan International Inc.	27,348	492
	Arctic Cat Inc.	8,517	485
*	Pilgrim's Pride Corp.	29,835	485
*	Blount International Inc.	31,829	461
*	Winnebago Industries Inc.	16,278	447
	Superior Industries International Inc.	20,696	427
*	Universal Electronics Inc.	10,955	417
	Tootsie Roll Industries Inc.	12,772	416
*	Diamond Foods Inc.	16,078	415
*	M/I Homes Inc.	15,193	387
*	USANA Health Sciences Inc.	5,049	382
*	Taylor Morrison Home Corp. Class A	16,619	373
*	Chiquita Brands International Inc.	30,776	360
*	Annie's Inc.	8,300	357
*	Modine Manufacturing Co.	27,843	357
	Nutrisystem Inc.	20,447	336
	Callaway Golf Co.	39,574	334
*	Unifi Inc.	11,691	318
	Inter Parfums Inc.	8,244	295
*	Revlon Inc. Class A	11,780	294
*	Medifast Inc.	11,181	292
*	DTS Inc.	11,395	273
*	Nutraceutical International Corp.	10,199	273
*	Cavco Industries Inc.	3,962	272
*	Glu Mobile Inc.	66,828	260

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Beazer Homes USA Inc.	10,215	249
* LeapFrog Enterprises Inc.	31,292	248
* Libbey Inc.	11,586	243
Weyco Group Inc.	7,270	214
* Stoneridge Inc.	16,264	207
* Alliance One International Inc.	67,477	206
* Central Garden and Pet Co. Class A	29,263	198
* National Presto Industries Inc.	2,362	190
* National Beverage Corp.	9,274	187
* Vera Bradley Inc.	7,700	185
Calavo Growers Inc.	6,112	185
Coca-Cola Bottling Co. Consolidated	2,239	164
Female Health Co.	18,607	158
* Omega Protein Corp.	11,680	144
Alico Inc.	3,661	142
John B Sanfilippo & Son Inc.	5,657	140
Oil-Dri Corp. of America	3,637	138
* Tower International Inc.	6,235	133
Bassett Furniture Industries Inc.	8,483	130
Lifeway Foods Inc.	8,078	129
* Perry Ellis International Inc.	8,020	127
* Fuel Systems Solutions Inc.	8,871	123
Johnson Outdoors Inc. Class A	4,525	122
* William Lyon Homes Class A	5,342	118
Cherokee Inc.	8,203	113
Hooker Furniture Corp.	6,619	110
Limoneira Co.	3,951	105
* Central Garden and Pet Co.	15,138	104
* RealD Inc.	12,100	103
* American Apparel Inc.	83,572	103
* Shiloh Industries Inc.	5,144	100
Lifetime Brands Inc.	6,025	95
Culp Inc.	4,439	91
Griffin Land & Nurseries Inc.	2,716	91
* TRI Pointe Homes Inc.	4,200	84
* Costa Inc.	3,822	83
Remy International Inc.	3,489	81
* Farmer Bros Co.	3,475	81
Flexsteel Industries Inc.	2,531	78
Strattec Security Corp.	1,725	77
Marine Products Corp.	7,638	77
MGP Ingredients Inc.	13,280	69
Orchids Paper Products Co.	1,953	64
* Seneca Foods Corp. Class A	1,893	60
* Black Diamond Inc.	4,414	59
* Motorcar Parts of America Inc.	2,786	54
* Vince Holding Corp.	1,697	52
Escalade Inc.	4,289	50
Nature's Sunshine Products Inc.	2,788	48
* WCI Communities Inc.	2,500	48
Rocky Brands Inc.	3,080	45
* Jamba Inc.	3,576	44
JAKKS Pacific Inc.	6,400	43
* Stanley Furniture Co. Inc.	10,764	41
* Delta Apparel Inc.	2,400	41
* LoJack Corp.	11,044	40
LS Starrett Co. Class A	2,650	39
* Craft Brew Alliance Inc.	2,154	35
* Nautilus Inc.	3,342	28
* Lifevantage Corp.	17,000	28
* Skullcandy Inc.	3,500	25
Koss Corp.	4,241	22
* Emerson Radio Corp.	10,262	19
* Primo Water Corp.	6,736	18

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Inventure Foods Inc.	1,121	15
* Dixie Group Inc.	1,011	13
* Mannatech Inc.	665	11
* US Auto Parts Network Inc.	3,160	8
* Joe's Jeans Inc.	6,064	7
* Crystal Rock Holdings Inc.	800	1
		1,323,943
Consumer Services (8.2%)
* Amazon.com Inc.	234,788	93,631
Wal-Mart Stores Inc.	1,037,466	81,638
Walt Disney Co.	1,014,175	77,483
Comcast Corp. Class A	1,446,220	75,153
Home Depot Inc.	903,040	74,356
McDonald's Corp.	638,040	61,909
CVS Caremark Corp.	763,230	54,624
Twenty-First Century Fox Inc. Class A	1,201,700	42,276
* eBay Inc.	747,159	41,012
Time Warner Inc.	551,126	38,425
* priceline.com Inc.	32,944	38,294
Starbucks Corp.	459,103	35,989
Costco Wholesale Corp.	281,959	33,556
Lowe's Cos. Inc.	670,747	33,236
Walgreen Co.	548,119	31,484
TJX Cos. Inc.	433,259	27,612
Target Corp.	405,373	25,648
Time Warner Cable Inc.	180,726	24,488
McKesson Corp.	147,303	23,775
Viacom Inc. Class B	259,791	22,690
CBS Corp. Class B	355,493	22,659
* DIRECTV	320,075	22,114
Yum! Brands Inc.	285,539	21,590
Las Vegas Sands Corp.	236,459	18,650
Delta Air Lines Inc.	548,652	15,071
Cardinal Health Inc.	219,000	14,631
Whole Foods Market Inc.	238,611	13,799
Sysco Corp.	372,915	13,462
* Netflix Inc.	36,051	13,273
Macy's Inc.	236,045	12,605
* Dollar General Corp.	205,415	12,391
Kroger Co.	312,520	12,354
Omnicom Group Inc.	165,035	12,274
Carnival Corp.	303,639	12,197
Comcast Corp.	224,932	11,220
* Chipotle Mexican Grill Inc. Class A	19,805	10,552
* Bed Bath & Beyond Inc.	130,869	10,509
* AutoZone Inc.	21,845	10,441
AmerisourceBergen Corp. Class A	147,517	10,372
Wynn Resorts Ltd.	51,944	10,088
Ross Stores Inc.	131,995	9,890
L Brands Inc.	158,178	9,783
Starwood Hotels & Resorts Worldwide Inc.	122,823	9,758
* Liberty Interactive Corp. Class A	307,514	9,026
* Liberty Media Corp. Class A	60,253	8,824
* United Continental Holdings Inc.	232,055	8,779
* Discovery Communications Inc. Class A	93,916	8,492
Southwest Airlines Co.	446,757	8,417
* O'Reilly Automotive Inc.	65,375	8,414
* Hertz Global Holdings Inc.	287,957	8,241
* DISH Network Corp. Class A	133,690	7,743
Nielsen Holdings NV	157,421	7,224
* Dollar Tree Inc.	126,738	7,151
Kohl's Corp.	123,581	7,013
Best Buy Co. Inc.	175,228	6,988
Tractor Supply Co.	89,534	6,946

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Gap Inc.	172,713	6,750
*	CarMax Inc.	143,248	6,736
	Staples Inc.	419,174	6,661
	Tiffany & Co.	69,829	6,479
*	Sirius XM Holdings Inc.	1,770,521	6,179
	Marriott International Inc. Class A	124,899	6,165
	Wyndham Worldwide Corp.	83,569	6,158
*	Charter Communications Inc. Class A	43,374	5,932
*	TripAdvisor Inc.	70,409	5,832
	Nordstrom Inc.	92,960	5,745
*	MGM Resorts International	235,694	5,544
*	News Corp. Class A	305,850	5,511
	Advance Auto Parts Inc.	46,681	5,167
	Safeway Inc.	158,239	5,154
	H&R Block Inc.	175,245	5,089
	PetSmart Inc.	66,550	4,842
	Interpublic Group of Cos. Inc.	266,918	4,724
	Darden Restaurants Inc.	83,720	4,552
	Expedia Inc.	64,117	4,466
*	IHS Inc. Class A	36,634	4,385
	Scripps Networks Interactive Inc. Class A	50,131	4,332
	Gannett Co. Inc.	146,186	4,324
*	Discovery Communications Inc.	51,436	4,313
	Family Dollar Stores Inc.	62,774	4,078
	Signet Jewelers Ltd.	51,474	4,051
	Royal Caribbean Cruises Ltd.	84,626	4,013
	Omnicare Inc.	66,015	3,985
	Foot Locker Inc.	95,255	3,947
*	Ulta Salon Cosmetics & Fragrance Inc.	39,090	3,773
	Dick's Sporting Goods Inc.	64,694	3,759
	GNC Holdings Inc. Class A	60,917	3,561
	GameStop Corp. Class A	71,256	3,510
	Dunkin' Brands Group Inc.	68,391	3,296
	Alaska Air Group Inc.	44,599	3,272
*	Sally Beauty Holdings Inc.	105,061	3,176
*	Panera Bread Co. Class A	17,218	3,042
	Williams-Sonoma Inc.	52,121	3,038
*,^	American Airlines Group Inc.	119,987	3,030
*	Groupon Inc.	255,982	3,013
	Dun & Bradstreet Corp.	24,518	3,010
*	Rite Aid Corp.	587,550	2,973
	International Game Technology	159,619	2,899
	FactSet Research Systems Inc.	26,280	2,853
*	Avis Budget Group Inc.	68,798	2,781
*	Lamar Advertising Co. Class A	51,357	2,683
*	Copart Inc.	72,455	2,655
*	Pandora Media Inc.	99,687	2,652
*	Urban Outfitters Inc.	70,820	2,627
*	AMC Networks Inc. Class A	37,014	2,521
	KAR Auction Services Inc.	84,539	2,498
	Domino's Pizza Inc.	35,754	2,490
*	Yelp Inc. Class A	34,900	2,406
	Sotheby's	44,028	2,342
	Service Corp. International	129,104	2,341
	Cablevision Systems Corp. Class A	130,077	2,332
*	AutoNation Inc.	46,672	2,319
*	United Natural Foods Inc.	30,223	2,279
	DSW Inc. Class A	53,196	2,273
*	Madison Square Garden Co. Class A	38,591	2,222
	Cinemark Holdings Inc.	66,527	2,217
*	Spirit Airlines Inc.	46,636	2,118
	Brinker International Inc.	42,956	1,991
*	Cabela's Inc.	29,455	1,963
*	Bally Technologies Inc.	24,974	1,959

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Graham Holdings Co. Class B	2,816	1,868
Chico's FAS Inc.	96,694	1,822
* Sprouts Farmers Market Inc.	46,810	1,799
* Acxiom Corp.	48,193	1,782
* Apollo Education Group Inc.	65,224	1,782
* Buffalo Wild Wings Inc.	12,040	1,772
* Live Nation Entertainment Inc.	89,462	1,768
* Ascena Retail Group Inc.	82,530	1,746
* Starz	59,540	1,741
Vail Resorts Inc.	23,109	1,738
Casey's General Stores Inc.	24,584	1,727
* Lumber Liquidators Holdings Inc.	16,780	1,726
Sinclair Broadcast Group Inc. Class A	47,430	1,695
CST Brands Inc.	45,952	1,687
Cracker Barrel Old Country Store Inc.	15,228	1,676
* HomeAway Inc.	40,994	1,676
* Norwegian Cruise Line Holdings Ltd.	46,066	1,634
Dillard's Inc. Class A	16,646	1,618
* Office Depot Inc.	305,845	1,618
Abercrombie & Fitch Co.	48,980	1,612
* JC Penney Co. Inc.	175,800	1,609
* VCA Antech Inc.	51,178	1,605
American Eagle Outfitters Inc.	111,258	1,602
Harris Teeter Supermarkets Inc.	31,854	1,572
John Wiley & Sons Inc. Class A	28,401	1,568
Burger King Worldwide Inc.	67,592	1,545
Wendy's Co.	175,828	1,533
* Sears Holdings Corp.	30,677	1,504
Men's Wearhouse Inc.	29,081	1,485
* DreamWorks Animation SKG Inc. Class A	41,385	1,469
Six Flags Entertainment Corp.	39,770	1,464
Cheesecake Factory Inc.	30,136	1,455
* Hyatt Hotels Corp. Class A	28,344	1,402
* Hilton Worldwide Holdings Inc.	62,923	1,400
Lions Gate Entertainment Corp.	44,118	1,397
Pier 1 Imports Inc.	59,890	1,382
* Jack in the Box Inc.	27,320	1,367
Aaron's Inc.	46,441	1,365
PriceSmart Inc.	11,674	1,349
* JetBlue Airways Corp.	153,869	1,316
New York Times Co. Class A	81,202	1,289
* Conn's Inc.	16,194	1,276
Rollins Inc.	42,079	1,275
HSN Inc.	20,356	1,268
* Beacon Roofing Supply Inc.	31,372	1,264
* Restoration Hardware Holdings Inc.	18,700	1,259
* Grand Canyon Education Inc.	28,804	1,256
Penske Automotive Group Inc.	26,141	1,233
* Five Below Inc.	27,800	1,201
* SolarCity Corp.	21,000	1,193
* Murphy USA Inc.	28,511	1,185
Guess? Inc.	38,079	1,183
* Shutterfly Inc.	23,078	1,175
* Dolby Laboratories Inc. Class A	30,425	1,173
* Life Time Fitness Inc.	24,644	1,158
DeVry Education Group Inc.	32,447	1,152
* Big Lots Inc.	35,502	1,146
Meredith Corp.	22,124	1,146
Texas Roadhouse Inc. Class A	40,663	1,130
Hillenbrand Inc.	38,390	1,129
* Hibbett Sports Inc.	16,689	1,122
Rent-A-Center Inc.	32,616	1,087
Monro Muffler Brake Inc.	19,177	1,081
Twenty-First Century Fox Inc.	31,123	1,077

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Asbury Automotive Group Inc.	19,889	1,069
*	OpenTable Inc.	13,409	1,064
*	ValueClick Inc.	45,357	1,060
*	Genesco Inc.	14,499	1,059
	Papa John's International Inc.	23,076	1,048
	Morningstar Inc.	13,241	1,034
*	ANN Inc.	27,978	1,023
	Choice Hotels International Inc.	20,613	1,012
	Allegiant Travel Co. Class A	9,559	1,008
*	Fresh Market Inc.	24,774	1,003
	Group 1 Automotive Inc.	14,023	996
	Buckle Inc.	18,909	994
	Regal Entertainment Group Class A	50,804	988
	Lithia Motors Inc. Class A	14,209	986
*	Jos A Bank Clothiers Inc.	17,994	985
*	Pinnacle Entertainment Inc.	37,702	980
*	Orient-Express Hotels Ltd. Class A	63,955	966
*	Vitamin Shoppe Inc.	18,521	963
*	WebMD Health Corp.	24,238	957
*	Express Inc.	51,259	957
	Finish Line Inc. Class A	33,493	943
	SeaWorld Entertainment Inc.	32,786	943
*	Marriott Vacations Worldwide Corp.	17,844	941
	Valassis Communications Inc.	27,294	935
	Chemed Corp.	11,899	912
*	SUPERVALU Inc.	124,676	909
*	AMERCO	3,790	901
*	Children's Place Retail Stores Inc.	15,762	898
	Nexstar Broadcasting Group Inc. Class A	16,080	896
	Interval Leisure Group Inc.	27,598	853
	Bob Evans Farms Inc.	16,673	843
	DineEquity Inc.	9,924	829
*	Krispy Kreme Doughnuts Inc.	42,630	822
	Matthews International Corp. Class A	19,261	821
*	Sonic Corp.	40,450	817
	National CineMedia Inc.	40,388	806
*	Fiesta Restaurant Group Inc.	14,026	733
*	Constant Contact Inc.	23,346	725
	Brown Shoe Co. Inc.	24,445	688
	Weight Watchers International Inc.	20,587	678
*,^	Media General Inc.	29,228	661
	Churchill Downs Inc.	7,256	650
*	Bloomin' Brands Inc.	26,900	646
*	Scientific Games Corp. Class A	37,424	634
	International Speedway Corp. Class A	17,499	621
*	Red Robin Gourmet Burgers Inc.	8,221	605
	CEC Entertainment Inc.	13,516	598
	Spartan Stores Inc.	24,491	595
*	Susser Holdings Corp.	9,035	592
*	Rush Enterprises Inc. Class A	19,874	589
	CBS Corp. Class A	9,200	585
*	Ascent Capital Group Inc. Class A	6,741	577
*	Clean Energy Fuels Corp.	44,754	576
	Capella Education Co.	8,654	575
	Sonic Automotive Inc. Class A	22,533	552
*	Cumulus Media Inc. Class A	71,291	551
*	Penn National Gaming Inc.	38,093	546
*	Biglari Holdings Inc.	1,061	538
*	Caesars Entertainment Corp.	24,900	536
*	Angie's List Inc.	35,212	533
	Scholastic Corp.	15,566	529
	Regis Corp.	35,739	519
*	Bankrate Inc.	28,700	515
*	BJ's Restaurants Inc.	16,575	515

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* comScore Inc.	17,878	511
* Francesca's Holdings Corp.	27,491	506
Stage Stores Inc.	22,528	501
SkyWest Inc.	32,988	489
Cato Corp. Class A	15,285	486
* Aeropostale Inc.	53,138	483
* AFC Enterprises Inc.	12,537	483
* American Public Education Inc.	11,102	483
* ITT Educational Services Inc.	14,241	478
* FTD Cos. Inc.	14,360	468
Fred's Inc. Class A	25,247	468
* Multimedia Games Holding Co. Inc.	14,466	454
* Boyd Gaming Corp.	39,330	443
MDC Partners Inc. Class A	16,465	420
* Blue Nile Inc.	8,836	416
* Bright Horizons Family Solutions Inc.	11,273	414
Core-Mark Holding Co. Inc.	5,306	403
* Overstock.com Inc.	12,588	388
* Pep Boys-Manny Moe & Jack	31,098	378
* ARAMARK Holdings Corp.	14,117	370
* Extended Stay America Inc.	14,012	368
* K12 Inc.	16,759	365
* XO Group Inc.	23,774	353
* Steiner Leisure Ltd.	7,084	348
* Liquidity Services Inc.	15,187	344
* Barnes & Noble Inc.	22,947	343
Haverty Furniture Cos. Inc.	10,595	332
* EW Scripps Co. Class A	15,158	329
* Denny's Corp.	45,438	327
* Zumiez Inc.	12,329	321
* Stamps.com Inc.	7,410	312
Destination Maternity Corp.	10,343	309
* Gray Television Inc.	20,579	306
Weis Markets Inc.	5,826	306
* Zale Corp.	19,148	302
* Kirkland's Inc.	12,132	287
* Mattress Firm Holding Corp.	6,658	287
* Tuesday Morning Corp.	17,794	284
Stein Mart Inc.	21,111	284
Big 5 Sporting Goods Corp.	14,278	283
* Strayer Education Inc.	7,743	267
* Chefs' Warehouse Inc.	9,109	266
Carriage Services Inc. Class A	13,362	261
Saga Communications Inc. Class A	5,181	261
* Morgans Hotel Group Co.	31,872	259
* America's Car-Mart Inc.	6,119	258
* Fairway Group Holdings Corp.	14,003	254
World Wrestling Entertainment Inc. Class A	14,953	248
* Carmike Cinemas Inc.	8,727	243
* Career Education Corp.	42,100	240
* Republic Airways Holdings Inc.	22,342	239
* Noodles & Co. Class A	6,500	233
Ingles Markets Inc. Class A	8,509	231
* Chuy's Holdings Inc.	6,400	231
* Tile Shop Holdings Inc.	12,400	224
Shoe Carnival Inc.	7,711	224
* West Marine Inc.	15,389	219
* Journal Communications Inc. Class A	23,342	217
* Hawaiian Holdings Inc.	22,370	215
PetMed Express Inc.	12,901	215
Marcus Corp.	15,559	209
* RetailMeNot Inc.	7,200	207
* Wet Seal Inc. Class A	75,108	205
Harte-Hanks Inc.	26,021	203

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	SP Plus Corp.	7,782	203
*	Del Frisco's Restaurant Group Inc.	8,476	200
*	Container Store Group Inc.	4,284	200
*,^	Titan Machinery Inc.	10,683	190
*	Digital Generation Inc.	14,920	190
*	Daily Journal Corp.	1,028	190
*	Providence Service Corp.	7,254	187
*	hhgregg Inc.	13,177	184
*	Citi Trends Inc.	10,813	184
*	Destination XL Group Inc.	27,724	182
*	Bridgepoint Education Inc.	10,232	181
	Ruth's Hospitality Group Inc.	12,550	178
*	QuinStreet Inc.	19,831	172
*	Travelzoo Inc.	7,740	165
	Town Sports International Holdings Inc.	11,065	163
*	Orbitz Worldwide Inc.	22,726	163
*	MTR Gaming Group Inc.	31,481	162
	Speedway Motorsports Inc.	8,106	161
*	Bravo Brio Restaurant Group Inc.	9,503	155
*	Emmis Communications Corp. Class A	57,067	154
	Mac-Gray Corp.	7,085	150
*	Marchex Inc. Class B	16,895	146
*	News Corp. Class B	7,780	139
*	1-800-Flowers.com Inc. Class A	25,383	137
*	Isle of Capri Casinos Inc.	15,073	136
*	MarineMax Inc.	8,361	134
	Clear Channel Outdoor Holdings Inc. Class A	13,204	134
	Collectors Universe Inc.	7,436	128
*	Burlington Stores Inc.	3,756	120
*	Natural Grocers by Vitamin Cottage Inc.	2,800	119
*	Monarch Casino & Resort Inc.	5,883	118
*	Famous Dave's Of America Inc.	6,450	118
*	Ruby Tuesday Inc.	17,000	118
	Schawk Inc. Class A	7,377	110
*	Pantry Inc.	6,500	109
	Village Super Market Inc. Class A	3,510	109
*	PCM Inc.	9,786	100
*	McClatchy Co. Class A	29,312	100
*	Autobytel Inc.	6,554	99
	Courier Corp.	5,480	99
*	Christopher & Banks Corp.	11,507	98
*	Geeknet Inc.	5,413	98
	Entravision Communications Corp. Class A	15,781	96
*	Gaiam Inc. Class A	14,492	96
*	Sears Hometown and Outlet Stores Inc.	3,500	89
*	Carrols Restaurant Group Inc.	13,226	87
*	Reading International Inc. Class A	11,662	87
	CSS Industries Inc.	3,040	87
*	Demand Media Inc.	15,064	87
*	Luby's Inc.	11,142	86
	ClubCorp Holdings Inc.	4,656	83
*	RadioShack Corp.	31,100	81
*	Speed Commerce Inc.	15,747	74
	AH Belo Corp. Class A	9,735	73
	bebe stores inc	13,194	70
*	Entercom Communications Corp. Class A	6,638	70
*	Diversified Restaurant Holdings Inc.	12,000	57
*	Vitacost.com Inc.	9,690	56
*	ValueVision Media Inc. Class A	7,754	54
	Bon-Ton Stores Inc.	3,244	53
	Roundy's Inc.	5,300	52
*	Century Casinos Inc.	8,747	46
*	RLJ Entertainment Inc.	9,370	45
*	TheStreet Inc.	19,297	44

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Pacific Sunwear of California Inc.	12,700	42
* Cambium Learning Group Inc.	24,731	41
* Pizza Inn Holdings Inc.	5,000	41
* Build-A-Bear Workshop Inc.	5,246	40
* Empire Resorts Inc.	7,737	37
* Avid Technology Inc.	4,500	37
Salem Communications Corp. Class A	3,960	34
* RealNetworks Inc.	4,501	34
Gordmans Stores Inc.	4,329	33
* Lakes Entertainment Inc.	8,285	33
* Trans World Entertainment Corp.	7,150	32
* Cache Inc.	5,715	31
* Premier Exhibitions Inc.	24,380	28
* SFX Entertainment Inc.	2,337	28
Frisch's Restaurants Inc.	877	22
* Learning Tree International Inc.	6,906	22
* Envivio Inc.	6,284	21
* ReachLocal Inc.	1,656	21
* Books-A-Million Inc.	8,698	20
National American University Holdings Inc.	5,355	19
* Lee Enterprises Inc.	5,325	18
* Adolor Corp. Rights Exp. 07/01/2019	34,581	18
* Rick's Cabaret International Inc.	1,511	17
Dover Motorsports Inc.	6,600	17
* Radio One Inc. Class A	4,350	17
* Body Central Corp.	3,839	15
Winmark Corp.	163	15
* Perfumania Holdings Inc.	2,123	13
* New York & Co. Inc.	2,966	13
* Red Lion Hotels Corp.	2,033	12
* Hollywood Media Corp.	7,234	10
* Dover Downs Gaming & Entertainment Inc.	6,783	10
* Corinthian Colleges Inc.	5,428	10
* Potbelly Corp.	350	8
* ALCO Stores Inc.	785	7
* Radio One Inc.	1,729	7
* Diamond Resorts International Inc.	300	6
Einstein Noah Restaurant Group Inc.	348	5
* Dex Media Inc.	677	5
* Education Management Corp.	300	3
* Spark Networks Inc.	400	2
* Local Corp.	1,300	2
* Cubist Pharmaceuticals, Inc. CVR	14,500	2
* Cosi Inc.	1,039	2
* Sport Chalet Inc. Class A	1,442	2
* SPAR Group Inc.	300	1
* Southern Community Financial Corp	1,940	—
		1,766,095
Financials (11.2%)
Wells Fargo & Co.	3,377,950	153,359
JPMorgan Chase & Co.	2,410,612	140,973
* Berkshire Hathaway Inc. Class B	998,574	118,391
Bank of America Corp.	6,839,905	106,497
Citigroup Inc.	1,847,724	96,285
Visa Inc. Class A	324,860	72,340
American Express Co.	686,944	62,326
MasterCard Inc. Class A	66,874	55,871
American International Group Inc.	944,150	48,199
US Bancorp	1,171,111	47,313
Goldman Sachs Group Inc.	261,564	46,365
MetLife Inc.	611,036	32,947
Simon Property Group Inc.	198,964	30,274
Capital One Financial Corp.	369,767	28,328
Morgan Stanley	875,960	27,470

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Prudential Financial Inc.	295,592	27,259
PNC Financial Services Group Inc.	341,193	26,470
Bank of New York Mellon Corp.	736,489	25,733
BlackRock Inc.	69,611	22,030
Travelers Cos. Inc.	233,500	21,141
ACE Ltd.	196,222	20,315
American Tower Corporation	253,024	20,196
Aflac Inc.	298,936	19,969
State Street Corp.	267,486	19,631
Charles Schwab Corp.	702,769	18,272
Discover Financial Services	305,822	17,111
Marsh & McLennan Cos. Inc.	351,892	17,018
BB&T Corp.	452,091	16,872
IntercontinentalExchange Group Inc.	73,730	16,583
Aon plc	193,097	16,199
CME Group Inc.	204,287	16,028
Allstate Corp.	291,675	15,908
* Berkshire Hathaway Inc. Class A	89	15,833
Chubb Corp.	161,492	15,605
Franklin Resources Inc.	262,950	15,180
Ameriprise Financial Inc.	124,770	14,355
Public Storage	93,787	14,117
McGraw Hill Financial Inc.	173,639	13,579
T. Rowe Price Group Inc.	158,903	13,311
SunTrust Banks Inc.	343,747	12,653
Equity Residential	231,115	11,988
Fifth Third Bancorp	566,092	11,905
Prologis Inc.	319,833	11,818
Weyerhaeuser Co.	373,700	11,798
Moody's Corp.	137,944	10,824
Ventas Inc.	188,627	10,805
HCP Inc.	292,565	10,626
Hartford Financial Services Group Inc.	286,716	10,388
Invesco Ltd.	284,234	10,346
Health Care REIT Inc.	185,124	9,917
Boston Properties Inc.	98,036	9,840
Vornado Realty Trust	107,920	9,582
Loews Corp.	198,580	9,580
Progressive Corp.	346,271	9,443
Host Hotels & Resorts Inc.	484,938	9,427
AvalonBay Communities Inc.	78,814	9,318
Principal Financial Group Inc.	188,742	9,307
M&T Bank Corp.	75,166	8,751
Regions Financial Corp.	883,333	8,736
Lincoln National Corp.	168,258	8,685
Northern Trust Corp.	137,907	8,535
KeyCorp	574,978	7,716
SLM Corp.	279,773	7,352
* Affiliated Managers Group Inc.	33,883	7,349
General Growth Properties Inc.	350,618	7,037
CIT Group Inc.	128,358	6,691
Western Union Co.	354,127	6,109
Annaly Capital Management Inc.	607,500	6,057
Unum Group	167,457	5,874
XL Group plc Class A	181,315	5,773
Leucadia National Corp.	198,750	5,633
Comerica Inc.	117,253	5,574
SL Green Realty Corp.	59,193	5,468
Equifax Inc.	78,067	5,394
Macerich Co.	90,157	5,309
Plum Creek Timber Co. Inc.	113,464	5,277
Cincinnati Financial Corp.	99,815	5,227
Huntington Bancshares Inc.	532,540	5,139
Fidelity National Financial Inc. Class A	152,139	4,937

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Markel Corp.	8,495	4,930
Kimco Realty Corp.	249,594	4,929
* Genworth Financial Inc. Class A	316,991	4,923
TD Ameritrade Holding Corp.	158,825	4,866
* Arch Capital Group Ltd.	81,372	4,857
American Capital Agency Corp.	246,472	4,754
* CBRE Group Inc. Class A	180,660	4,751
Realty Income Corp.	125,870	4,699
* Realogy Holdings Corp.	93,593	4,630
Willis Group Holdings plc	102,641	4,599
Torchmark Corp.	58,027	4,535
New York Community Bancorp Inc.	268,561	4,525
First Republic Bank	84,588	4,428
Federal Realty Investment Trust	41,745	4,233
Cole Real Estate Investment Inc.	301,039	4,227
Raymond James Financial Inc.	80,834	4,219
* Ocwen Financial Corp.	73,990	4,103
* Alleghany Corp.	10,240	4,096
Digital Realty Trust Inc.	82,377	4,046
Arthur J Gallagher & Co.	84,936	3,986
Everest Re Group Ltd.	24,556	3,828
UDR Inc.	160,826	3,755
* E*TRADE Financial Corp.	184,139	3,616
Zions Bancorporation	118,371	3,546
Essex Property Trust Inc.	24,424	3,505
Reinsurance Group of America Inc. Class A	45,220	3,500
Starwood Property Trust Inc.	125,169	3,467
SEI Investments Co.	98,435	3,419
PartnerRe Ltd.	32,400	3,416
Rayonier Inc.	80,929	3,407
Waddell & Reed Financial Inc. Class A	52,079	3,391
Lazard Ltd. Class A	74,450	3,374
* MSCI Inc. Class A	75,935	3,320
Liberty Property Trust	93,955	3,182
Eaton Vance Corp.	73,810	3,158
Duke Realty Corp.	209,096	3,145
Axis Capital Holdings Ltd.	65,997	3,139
Camden Property Trust	54,694	3,111
Assurant Inc.	46,633	3,095
East West Bancorp Inc.	88,373	3,090
People's United Financial Inc.	203,818	3,082
* SVB Financial Group	29,309	3,073
Legg Mason Inc.	69,639	3,028
* Signature Bank	28,103	3,019
WR Berkley Corp.	69,313	3,007
NASDAQ OMX Group Inc.	75,261	2,995
Extra Space Storage Inc.	70,481	2,969
HCC Insurance Holdings Inc.	64,241	2,964
Alexandria Real Estate Equities Inc.	45,911	2,921
Jones Lang LaSalle Inc.	28,522	2,920
LPL Financial Holdings Inc.	61,958	2,914
Mid-America Apartment Communities Inc.	47,925	2,911
CBOE Holdings Inc.	55,941	2,907
Hudson City Bancorp Inc.	304,992	2,876
DDR Corp.	184,312	2,833
American Financial Group Inc.	48,737	2,813
Regency Centers Corp.	59,226	2,742
BRE Properties Inc.	49,547	2,711
Senior Housing Properties Trust	120,701	2,683
ING US Inc.	75,284	2,646
Kilroy Realty Corp.	52,648	2,642
* Liberty Ventures Class A	21,492	2,635
RenaissanceRe Holdings Ltd.	27,039	2,632
Cullen/Frost Bankers Inc.	34,903	2,598

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Old Republic International Corp.	150,047	2,591
* Howard Hughes Corp.	21,549	2,588
Hospitality Properties Trust	95,148	2,572
Protective Life Corp.	50,421	2,554
Prosperity Bancshares Inc.	39,810	2,524
CNO Financial Group Inc.	142,420	2,519
Brown & Brown Inc.	79,260	2,488
Taubman Centers Inc.	38,759	2,477
Assured Guaranty Ltd.	104,993	2,477
NorthStar Realty Finance Corp.	184,092	2,476
Validus Holdings Ltd.	60,514	2,438
Apartment Investment & Management Co. Class A	93,525	2,423
First Niagara Financial Group Inc.	227,010	2,411
Corrections Corp. of America	74,338	2,384
National Retail Properties Inc.	78,128	2,370
FirstMerit Corp.	106,037	2,357
Commerce Bancshares Inc.	52,269	2,347
City National Corp.	29,614	2,346
Omega Healthcare Investors Inc.	78,534	2,340
Allied World Assurance Co. Holdings AG	20,589	2,323
* Gaming and Leisure Properties Inc.	45,693	2,322
WP Carey Inc.	37,175	2,281
Financial Engines Inc.	32,290	2,244
BioMed Realty Trust Inc.	123,188	2,232
Spirit Realty Capital Inc.	225,634	2,218
Two Harbors Investment Corp.	233,685	2,169
American Campus Communities Inc.	67,219	2,165
Synovus Financial Corp.	592,274	2,132
* Forest City Enterprises Inc. Class A	109,474	2,091
Highwoods Properties Inc.	57,646	2,085
Chimera Investment Corp.	658,905	2,043
LaSalle Hotel Properties	66,102	2,040
Weingarten Realty Investors	74,320	2,038
Douglas Emmett Inc.	86,861	2,023
Home Properties Inc.	36,442	1,954
Tanger Factory Outlet Centers	60,587	1,940
Hancock Holding Co.	52,608	1,930
Retail Properties of America Inc.	151,537	1,928
StanCorp Financial Group Inc.	28,188	1,867
CBL & Associates Properties Inc.	103,544	1,860
* Stifel Financial Corp.	38,735	1,856
Equity Lifestyle Properties Inc.	50,802	1,841
* MGIC Investment Corp.	216,623	1,828
Columbia Property Trust Inc.	72,824	1,821
ProAssurance Corp.	37,532	1,820
RLJ Lodging Trust	74,771	1,818
First American Financial Corp.	64,383	1,816
Associated Banc-Corp	104,232	1,814
Webster Financial Corp.	57,970	1,808
* Popular Inc.	62,913	1,807
CommonWealth REIT	75,929	1,770
First Horizon National Corp.	151,565	1,766
Aspen Insurance Holdings Ltd.	42,098	1,739
Federated Investors Inc. Class B	60,361	1,738
CapitalSource Inc.	119,972	1,724
Piedmont Office Realty Trust Inc. Class A	103,280	1,706
* Portfolio Recovery Associates Inc.	31,940	1,688
Bank of Hawaii Corp.	28,501	1,686
Hanover Insurance Group Inc.	28,167	1,682
UMB Financial Corp.	26,108	1,678
MFA Financial Inc.	234,868	1,658
* Altisource Portfolio Solutions SA	10,234	1,623
Fulton Financial Corp.	123,407	1,614
EPR Properties	32,699	1,607

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Endurance Specialty Holdings Ltd.	27,026	1,586
Sunstone Hotel Investors Inc.	117,397	1,573
Post Properties Inc.	34,772	1,573
Radian Group Inc.	110,970	1,567
White Mountains Insurance Group Ltd.	2,587	1,560
* Texas Capital Bancshares Inc.	24,938	1,551
TCF Financial Corp.	95,167	1,546
Susquehanna Bancshares Inc.	120,036	1,541
MarketAxess Holdings Inc.	22,944	1,534
American Realty Capital Properties Inc.	118,936	1,530
Washington Federal Inc.	65,235	1,519
Primerica Inc.	35,149	1,508
BankUnited Inc.	45,287	1,491
Geo Group Inc.	46,216	1,489
American National Insurance Co.	12,908	1,478
DCT Industrial Trust Inc.	203,343	1,450
DiamondRock Hospitality Co.	125,380	1,448
Brandywine Realty Trust	100,542	1,417
BancorpSouth Inc.	55,079	1,400
Umpqua Holdings Corp.	71,778	1,374
* Zillow Inc. Class A	16,809	1,374
Glacier Bancorp Inc.	45,259	1,348
Sovran Self Storage Inc.	20,549	1,339
Corporate Office Properties Trust	56,006	1,327
Home BancShares Inc.	35,420	1,323
Healthcare Realty Trust Inc.	61,529	1,311
First Financial Bankshares Inc.	19,469	1,291
FNB Corp.	101,837	1,285
CubeSmart	80,330	1,280
Invesco Mortgage Capital Inc.	86,760	1,274
PrivateBancorp Inc.	43,967	1,272
Newcastle Investment Corp.	219,957	1,263
Pebblebrook Hotel Trust	40,838	1,256
Valley National Bancorp	121,578	1,230
Cathay General Bancorp	45,906	1,227
Medical Properties Trust Inc.	98,587	1,205
RLI Corp.	12,337	1,201
Janus Capital Group Inc.	97,045	1,200
Bank of the Ozarks Inc.	21,198	1,200
Erie Indemnity Co. Class A	16,393	1,199
Lexington Realty Trust	117,131	1,196
Cousins Properties Inc.	115,571	1,190
Wintrust Financial Corp.	25,579	1,180
* WisdomTree Investments Inc.	66,388	1,176
* Virtus Investment Partners Inc.	5,859	1,172
First Industrial Realty Trust Inc.	67,019	1,169
Chambers Street Properties	152,158	1,164
Ryman Hospitality Properties Inc.	27,623	1,154
Alexander & Baldwin Inc.	27,626	1,153
Symetra Financial Corp.	60,596	1,149
Iberiabank Corp.	18,090	1,137
Healthcare Trust of America Inc. Class A	115,204	1,134
* Western Alliance Bancorp	47,503	1,133
* Strategic Hotels & Resorts Inc.	118,632	1,121
American Equity Investment Life Holding Co.	42,116	1,111
* MBIA Inc.	92,436	1,104
Trustmark Corp.	40,901	1,098
Platinum Underwriters Holdings Ltd.	17,895	1,097
Kemper Corp.	26,803	1,096
Mack-Cali Realty Corp.	50,782	1,091
* First Cash Financial Services Inc.	17,573	1,087
Potlatch Corp.	26,010	1,086
New Residential Investment Corp.	162,398	1,085
EastGroup Properties Inc.	18,613	1,078

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
MB Financial Inc.	33,520	1,076
Home Loan Servicing Solutions Ltd.	45,581	1,047
CVB Financial Corp.	60,693	1,036
Capitol Federal Financial Inc.	85,342	1,033
United Bankshares Inc.	32,814	1,032
DuPont Fabros Technology Inc.	41,648	1,029
Hatteras Financial Corp.	62,827	1,027
Redwood Trust Inc.	52,914	1,025
PacWest Bancorp	24,053	1,016
EverBank Financial Corp.	55,027	1,009
Evercore Partners Inc. Class A	16,871	1,009
PennyMac Mortgage Investment Trust	43,634	1,002
Washington REIT	42,703	998
Colony Financial Inc.	48,984	994
Old National Bancorp	64,539	992
Greenhill & Co. Inc.	16,905	979
ARMOUR Residential REIT Inc.	241,367	968
Equity One Inc.	42,763	960
Community Bank System Inc.	24,168	959
Sun Communities Inc.	22,347	953
Selective Insurance Group Inc.	35,166	952
PS Business Parks Inc.	12,391	947
Horace Mann Educators Corp.	29,770	939
National Health Investors Inc.	16,652	934
Westamerica Bancorporation	16,512	932
Northwest Bancshares Inc.	63,035	932
BBCN Bancorp Inc.	56,085	930
First Midwest Bancorp Inc.	52,942	928
Argo Group International Holdings Ltd.	19,822	922
Montpelier Re Holdings Ltd.	31,505	917
International Bancshares Corp.	34,738	917
Columbia Banking System Inc.	33,048	909
BOK Financial Corp.	13,540	898
Acadia Realty Trust	35,977	893
Government Properties Income Trust	35,912	892
Mercury General Corp.	17,923	891
Glimcher Realty Trust	93,854	878
Astoria Financial Corp.	63,161	874
National Penn Bancshares Inc.	76,627	868
* St. Joe Co.	45,095	865
First Financial Holdings Inc.	12,696	844
* iStar Financial Inc.	59,099	843
CYS Investments Inc.	113,128	838
* Hilltop Holdings Inc.	36,228	838
* Encore Capital Group Inc.	16,077	808
* Walter Investment Management Corp.	22,794	806
Sterling Financial Corp.	23,477	800
Investors Bancorp Inc.	30,890	790
LTC Properties Inc.	22,167	784
Capstead Mortgage Corp.	64,636	781
Provident Financial Services Inc.	40,366	780
Pennsylvania REIT	40,828	775
Employers Holdings Inc.	24,051	761
American Assets Trust Inc.	24,175	760
Pinnacle Financial Partners Inc.	23,253	756
Kennedy-Wilson Holdings Inc.	33,283	741
* Enstar Group Ltd.	5,289	735
Amtrust Financial Services Inc.	22,431	733
* FelCor Lodging Trust Inc.	89,352	729
Cash America International Inc.	18,647	714
Interactive Brokers Group Inc.	28,884	703
Boston Private Financial Holdings Inc.	55,396	699
Nelnet Inc. Class A	16,571	698
* Trulia Inc.	19,499	688

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
First Financial Bancorp	39,216	684
Chesapeake Lodging Trust	26,967	682
* TFS Financial Corp.	56,252	681
American Capital Mortgage Investment Corp.	38,728	676
First Citizens BancShares Inc. Class A	3,017	672
Education Realty Trust Inc.	75,335	664
NBT Bancorp Inc.	25,522	661
Artisan Partners Asset Management Inc. Class A	10,061	656
WesBanco Inc.	20,476	655
Altisource Residential Corp.	21,631	651
* Altisource Asset Management Corp.	694	645
Park National Corp.	7,528	640
Sabra Health Care REIT Inc.	24,115	630
Inland Real Estate Corp.	58,947	620
* World Acceptance Corp.	7,007	613
Infinity Property & Casualty Corp.	8,531	612
* Credit Acceptance Corp.	4,654	605
OFG Bancorp	34,884	605
Empire State Realty Trust Inc.	39,480	604
* HFF Inc. Class A	22,257	598
AMERISAFE Inc.	14,125	597
* Ambac Financial Group Inc.	24,000	589
First Merchants Corp.	25,813	588
Franklin Street Properties Corp.	49,038	586
Renasant Corp.	18,408	579
Wilshire Bancorp Inc.	52,916	578
* Investment Technology Group Inc.	27,896	574
Hersha Hospitality Trust Class A	102,034	568
* Navigators Group Inc.	8,926	564
First Commonwealth Financial Corp.	63,608	561
Hanmi Financial Corp.	25,119	550
TrustCo Bank Corp. NY	75,516	542
Ramco-Gershenson Properties Trust	34,380	541
* Greenlight Capital Re Ltd. Class A	16,027	540
* United Community Banks Inc.	30,360	539
* First BanCorp	85,320	528
* Forestar Group Inc.	24,792	527
* Sterling Bancorp	39,150	523
City Holding Co.	11,253	521
Retail Opportunity Investments Corp.	35,143	517
BGC Partners Inc. Class A	85,262	517
* Piper Jaffray Cos.	13,016	515
Oritani Financial Corp.	31,918	512
ViewPoint Financial Group Inc.	18,465	507
Anworth Mortgage Asset Corp.	118,098	497
* Bancorp Inc.	27,569	494
* eHealth Inc.	10,600	493
Chemical Financial Corp.	15,552	493
* Move Inc.	30,269	484
Hudson Pacific Properties Inc.	21,932	480
Parkway Properties Inc.	24,389	470
National Bank Holdings Corp. Class A	21,975	470
* Brixmor Property Group Inc.	23,127	470
* BofI Holding Inc.	5,965	468
Independent Bank Corp.	11,788	462
Investors Real Estate Trust	53,842	462
* Nationstar Mortgage Holdings Inc.	12,300	455
American Homes 4 Rent Class A	27,660	448
NRG Yield Inc. Class A	11,156	446
Central Pacific Financial Corp.	22,211	446
STAG Industrial Inc.	21,811	445
Saul Centers Inc.	9,308	444
Lakeland Financial Corp.	11,037	430
Community Trust Bancorp Inc.	9,446	427

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Alexander's Inc.	1,287	425
Banner Corp.	9,365	420
Associated Estates Realty Corp.	25,872	415
Cohen & Steers Inc.	10,278	412
Rouse Properties Inc.	18,538	411
Cardinal Financial Corp.	22,505	405
* Ameris Bancorp	19,124	404
* Virginia Commerce Bancorp Inc.	23,620	401
Brookline Bancorp Inc.	41,790	400
FBL Financial Group Inc. Class A	8,929	400
Flushing Financial Corp.	19,219	398
Kite Realty Group Trust	60,390	397
S&T Bancorp Inc.	15,525	393
Dime Community Bancshares Inc.	22,555	382
Safety Insurance Group Inc.	6,722	378
Getty Realty Corp.	20,563	378
Resource Capital Corp.	63,259	375
United Fire Group Inc.	13,023	373
* Safeguard Scientifics Inc.	18,279	367
Select Income REIT	13,700	366
Southside Bancshares Inc.	13,395	366
Trico Bancshares	12,906	366
* DFC Global Corp.	31,947	366
Summit Hotel Properties Inc.	40,036	360
StellarOne Corp.	14,787	356
* Flagstar Bancorp Inc.	18,089	355
Sandy Spring Bancorp Inc.	12,580	355
* Taylor Capital Group Inc.	13,274	353
* Ezcorp Inc. Class A	29,824	349
* Beneficial Mutual Bancorp Inc.	31,911	348
* Eagle Bancorp Inc.	11,335	347
* NewStar Financial Inc.	18,695	332
^ Western Asset Mortgage Capital Corp.	22,300	332
Berkshire Hills Bancorp Inc.	12,121	331
Ashford Hospitality Trust Inc.	39,825	330
CoreSite Realty Corp.	10,210	329
1st Source Corp.	10,242	327
Blackstone Mortgage Trust Inc. Class A	12,021	326
Simmons First National Corp. Class A	8,764	326
* Ladenburg Thalmann Financial Services Inc.	103,854	325
First Busey Corp.	55,987	325
RAIT Financial Trust	36,152	324
First Potomac Realty Trust	27,756	323
Rockville Financial Inc.	22,386	318
* Green Dot Corp. Class A	12,552	316
* Southwest Bancorp Inc.	19,829	316
Winthrop Realty Trust	28,407	314
State Bank Financial Corp.	17,249	314
WSFS Financial Corp.	4,038	313
Apollo Residential Mortgage Inc.	20,724	306
Northfield Bancorp Inc.	22,877	302
* KCG Holdings Inc. Class A	25,100	300
* Metro Bancorp Inc.	13,860	299
Campus Crest Communities Inc.	31,600	297
Universal Health Realty Income Trust	7,357	295
Stewart Information Services Corp.	9,108	294
Dynex Capital Inc.	36,717	294
First Financial Corp.	7,806	285
* Tejon Ranch Co.	7,722	284
* Gramercy Property Trust Inc.	49,192	283
Enterprise Financial Services Corp.	13,818	282
Excel Trust Inc.	24,769	282
* Citizens Inc. Class A	31,923	279
Univest Corp. of Pennsylvania	13,499	279

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
MainSource Financial Group Inc.	15,307	276
1st United Bancorp Inc.	35,885	273
Bancfirst Corp.	4,860	272
* Suffolk Bancorp	13,005	271
Maiden Holdings Ltd.	24,537	268
Bryn Mawr Bank Corp.	8,806	266
German American Bancorp Inc.	9,278	264
* FBR & Co.	9,984	263
Tompkins Financial Corp.	5,120	263
* Capital Bank Financial Corp.	11,536	262
Silver Bay Realty Trust Corp.	16,392	262
Apollo Commercial Real Estate Finance Inc.	16,001	260
Lakeland Bancorp Inc.	20,698	256
FXCM Inc. Class A	14,349	256
Republic Bancorp Inc. Class A	10,381	255
* Xoom Corp.	9,300	255
Washington Trust Bancorp Inc.	6,773	252
National Western Life Insurance Co. Class A	1,114	249
Meadowbrook Insurance Group Inc.	35,761	249
* American Residential Properties Inc.	14,359	246
* Tree.com Inc.	7,430	244
* Bridge Capital Holdings	11,811	243
Urstadt Biddle Properties Inc. Class A	13,096	242
* Walker & Dunlop Inc.	14,791	239
First Community Bancshares Inc.	14,246	238
* PICO Holdings Inc.	10,276	237
Heritage Commerce Corp.	28,758	237
National Bankshares Inc.	6,344	234
Citizens & Northern Corp.	11,216	231
Union First Market Bankshares Corp.	9,254	230
TowneBank	14,752	227
* Synergy Resources Corp.	24,495	227
MetroCorp Bancshares Inc.	15,000	226
* Sun Bancorp Inc.	62,862	221
Ames National Corp.	9,754	218
SY Bancorp Inc.	6,823	218
Seacoast Banking Corp. of Florida	17,697	216
First Bancorp	12,921	215
AG Mortgage Investment Trust Inc.	13,585	212
Bank Mutual Corp.	30,162	211
Marlin Business Services Corp.	8,375	211
* TESARO Inc.	7,433	210
* First Security Group Inc.	90,900	209
Westwood Holdings Group Inc.	3,373	209
Gladstone Commercial Corp.	11,598	208
First Interstate Bancsystem Inc.	7,225	205
GAMCO Investors Inc.	2,323	202
Westfield Financial Inc.	26,868	200
CoBiz Financial Inc.	16,515	198
Chatham Lodging Trust	9,593	196
* Preferred Bank	9,491	190
Peoples Bancorp Inc.	8,225	185
Center Bancorp Inc.	9,838	185
Consolidated-Tomoka Land Co.	4,991	181
* Global Indemnity plc	7,132	180
New York Mortgage Trust Inc.	25,800	180
Heartland Financial USA Inc.	6,154	177
HCI Group Inc.	3,300	177
* Hampton Roads Bankshares Inc.	100,762	176
Financial Institutions Inc.	7,107	176
Hudson Valley Holding Corp.	8,526	174
Merchants Bancshares Inc.	5,163	173
* Waterstone Financial Inc.	15,579	173
OneBeacon Insurance Group Ltd. Class A	10,739	170

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Customers Bancorp Inc.	8,074	165
* United Community Financial Corp.	45,906	164
Arlington Asset Investment Corp. Class A	6,200	164
ESB Financial Corp.	11,148	158
First Financial Northwest Inc.	15,135	157
Great Southern Bancorp Inc.	5,104	155
Terreno Realty Corp.	8,381	148
Doral Financial Corp.	9,471	148
* OmniAmerican Bancorp Inc.	6,883	147
CyrusOne Inc.	6,500	145
Ashford Hospitality Prime Inc.	7,965	145
West Bancorporation Inc.	9,152	145
BankFinancial Corp.	15,767	144
Arrow Financial Corp.	5,366	143
Aviv REIT Inc.	6,005	142
* MoneyGram International Inc.	6,800	141
Agree Realty Corp.	4,855	141
* Consumer Portfolio Services Inc.	14,900	140
* First NBC Bank Holding Co.	4,325	140
Camden National Corp.	3,245	137
State Auto Financial Corp.	6,441	137
Oppenheimer Holdings Inc. Class A	5,519	137
Peapack Gladstone Financial Corp.	7,136	136
GFI Group Inc.	34,500	135
ESSA Bancorp Inc.	11,543	133
First Bancorp Inc.	7,436	130
Cedar Realty Trust Inc.	20,606	129
Monmouth Real Estate Investment Corp. Class A	13,830	126
Eastern Insurance Holdings Inc.	5,106	125
One Liberty Properties Inc.	6,187	125
EMC Insurance Group Inc.	3,988	122
Guaranty Bancorp	8,689	122
* Cowen Group Inc. Class A	31,162	122
Penns Woods Bancorp Inc.	2,387	122
Centerstate Banks Inc.	11,805	120
Washington Banking Co.	6,749	120
Universal Insurance Holdings Inc.	8,200	119
OceanFirst Financial Corp.	6,912	118
* SWS Group Inc.	19,275	117
Northrim BanCorp Inc.	4,388	115
Ares Commercial Real Estate Corp.	8,600	113
* Regional Management Corp.	3,319	113
United Financial Bancorp Inc.	5,953	112
* Springleaf Holdings Inc.	4,444	112
Territorial Bancorp Inc.	4,784	111
* CommunityOne Bancorp	8,446	108
JAVELIN Mortgage Investment Corp.	7,500	104
Donegal Group Inc. Class A	6,422	102
AmREIT Inc.	6,000	101
* PennyMac Financial Services Inc. Class A	5,650	99
Diamond Hill Investment Group Inc.	834	99
Pulaski Financial Corp.	8,623	97
Federal Agricultural Mortgage Corp. Class A	3,500	96
Heritage Financial Corp.	5,569	95
Provident Financial Holdings Inc.	6,338	95
Fox Chase Bancorp Inc.	5,447	95
* BBX Capital Corp.	5,830	91
* NewBridge Bancorp	11,952	90
Pacific Continental Corp.	5,542	88
* Phoenix Cos. Inc.	1,436	88
* HomeTrust Bancshares Inc.	5,500	88
CIFC Corp.	11,048	86
American National Bankshares Inc.	3,239	85
First of Long Island Corp.	1,978	85

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Sierra Bancorp	5,207	84
Baldwin & Lyons Inc.	2,995	82
Home Federal Bancorp Inc.	5,290	79
* RE/MAX Holdings Inc.	2,421	78
* Independent Bank Corp.	6,446	77
First Connecticut Bancorp Inc.	4,669	75
* Performant Financial Corp.	7,300	75
Cape Bancorp Inc.	7,322	74
First Defiance Financial Corp.	2,812	73
Intersections Inc.	9,353	73
JMP Group Inc.	9,836	73
* Macatawa Bank Corp.	14,484	72
* Blackhawk Network Holdings Inc.	2,800	71
Simplicity Bancorp Inc.	4,371	71
Century Bancorp Inc. Class A	2,107	70
UMH Properties Inc.	7,300	69
* INTL. FCStone Inc.	3,701	69
Park Sterling Corp.	9,477	68
Resource America Inc. Class A	7,178	67
Mercantile Bank Corp.	3,113	67
* Reis Inc.	3,475	67
Investors Title Co.	812	66
Charter Financial Corp.	5,978	64
CNB Financial Corp.	3,343	64
* Arrowhead Research Corp.	5,718	62
Federal Agricultural Mortgage Corp.	1,811	62
Kansas City Life Insurance Co.	1,298	62
Bank of Marin Bancorp	1,395	61
* Franklin Financial Corp.	3,011	60
Whitestone REIT	4,400	59
* Capital City Bank Group Inc.	4,949	58
MidSouth Bancorp Inc.	3,241	58
* AV Homes Inc.	3,128	57
Independence Holding Co.	4,185	56
HomeStreet Inc.	2,800	56
Bridge Bancorp Inc.	2,002	52
* Home Bancorp Inc.	2,733	52
* Intervest Bancshares Corp. Class A	6,735	51
Codorus Valley Bancorp Inc.	2,531	50
Pzena Investment Management Inc. Class A	4,277	50
MutualFirst Financial Inc.	2,926	50
Manning & Napier Inc.	2,760	49
Fidelity Southern Corp.	2,709	45
* Pacific Mercantile Bancorp	6,873	43
PMC Commercial Trust	4,948	43
* First Acceptance Corp.	18,537	42
* Orrstown Financial Services Inc.	2,523	41
HopFed Bancorp Inc.	3,515	40
Meta Financial Group Inc.	976	39
Rexford Industrial Realty Inc.	2,907	38
* Shore Bancshares Inc.	4,101	38
Arbor Realty Trust Inc.	5,571	37
* Eastern Virginia Bankshares Inc.	5,267	37
* Tristate Capital Holdings Inc.	2,957	35
* Jefferson Bancshares Inc.	5,500	35
Bank of Kentucky Financial Corp.	912	34
QTS Realty Trust Inc. Class A	1,300	32
Gain Capital Holdings Inc.	4,219	32
* Farmers Capital Bank Corp.	1,430	31
Physicians Realty Trust	2,400	31
* Republic First Bancorp Inc.	10,119	30
National Interstate Corp.	1,253	29
QCR Holdings Inc.	1,647	29
Bar Harbor Bankshares	695	28

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Ameriana Bancorp	2,003	28
Cheviot Financial Corp.	2,571	27
SI Financial Group Inc.	2,146	26
* North Valley Bancorp	1,309	25
Premier Financial Bancorp Inc.	1,706	24
* Pacific Premier Bancorp Inc.	1,500	24
* Atlanticus Holdings Corp.	6,358	23
NASB Financial Inc.	739	22
Banc of California Inc.	1,647	22
* Asta Funding Inc.	2,405	20
Clifton Savings Bancorp Inc.	1,535	20
BNC Bancorp	1,089	19
* Fortegra Financial Corp.	2,256	19
* Heritage Financial Group Inc.	955	18
C&F Financial Corp.	395	18
MidWestOne Financial Group Inc.	642	17
Yadkin Financial Corp.	966	16
Independent Bank Group Inc.	300	15
Hingham Institution for Savings	178	14
Middleburg Financial Corp.	698	13
Calamos Asset Management Inc. Class A	1,000	12
Tower Group International Ltd.	3,500	12
* Kearny Financial Corp.	1,000	12
* Riverview Bancorp Inc.	3,447	10
* American Independence Corp.	790	10
* Maui Land & Pineapple Co. Inc.	1,499	9
HF Financial Corp.	583	8
* Hallmark Financial Services Inc.	830	7
Unity Bancorp Inc.	927	7
Hawthorn Bancshares Inc.	495	6
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	6
* Omthera Pharmaceuticals Inc. CVR	9,400	6
* Royal Bancshares of Pennsylvania Inc.	4,060	6
SB Financial Group Inc.	700	6
Salisbury Bancorp Inc.	198	5
California First National Bancorp	342	5
* ZipRealty Inc.	900	5
Life Partners Holdings Inc.	2,773	5
Armada Hoffler Properties Inc.	511	5
QC Holdings Inc.	2,008	4
Alliance Bancorp Inc. of Pennsylvania	200	3
United Bancorp Inc.	287	2
* Vestin Realty Mortgage II Inc.	1,269	2
* Carolina Bank Holdings Inc.	200	2
US Global Investors Inc. Class A	653	2
Northeast Bancorp	100	1
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
		2,419,659
Health Care (7.1%)
Johnson & Johnson	1,809,280	165,712
Pfizer Inc.	4,156,061	127,300
Merck & Co. Inc.	1,873,722	93,780
* Gilead Sciences Inc.	983,305	73,895
Bristol-Myers Squibb Co.	1,055,865	56,119
Amgen Inc.	483,557	55,203
AbbVie Inc.	1,020,196	53,877
UnitedHealth Group Inc.	645,591	48,613
* Celgene Corp.	264,283	44,653
* Biogen Idec Inc.	151,465	42,372
Abbott Laboratories	991,491	38,004
Medtronic Inc.	640,190	36,741
* Express Scripts Holding Co.	516,787	36,299
Eli Lilly & Co.	650,259	33,163
Thermo Fisher Scientific Inc.	231,723	25,802

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Baxter International Inc.	347,999	24,203
Allergan Inc.	190,580	21,170
Covidien plc	290,105	19,756
* Actavis plc	111,623	18,753
WellPoint Inc.	189,462	17,504
* Alexion Pharmaceuticals Inc.	125,740	16,731
Aetna Inc.	235,621	16,161
Cigna Corp.	177,214	15,503
* Regeneron Pharmaceuticals Inc.	49,970	13,754
Becton Dickinson and Co.	124,429	13,748
Stryker Corp.	182,029	13,678
St. Jude Medical Inc.	187,134	11,593
* Vertex Pharmaceuticals Inc.	149,918	11,139
* Mylan Inc.	245,562	10,657
Zoetis Inc.	320,616	10,481
Humana Inc.	99,981	10,320
* Boston Scientific Corp.	856,239	10,292
Zimmer Holdings Inc.	109,619	10,215
* HCA Holdings Inc.	200,979	9,589
* Intuitive Surgical Inc.	24,424	9,381
* Forest Laboratories Inc.	155,438	9,331
* Illumina Inc.	81,007	8,961
* Perrigo Co. plc	57,422	8,812
* Life Technologies Corp.	110,814	8,400
* DaVita HealthCare Partners Inc.	129,562	8,210
CR Bard Inc.	49,948	6,690
* BioMarin Pharmaceutical Inc.	91,240	6,411
* Henry Schein Inc.	55,056	6,291
* CareFusion Corp.	135,542	5,397
* Varian Medical Systems Inc.	67,808	5,268
* Waters Corp.	51,854	5,185
* Laboratory Corp. of America Holdings	56,091	5,125
Quest Diagnostics Inc.	93,303	4,995
* Endo Health Solutions Inc.	73,615	4,966
Universal Health Services Inc. Class B	58,389	4,745
* Incyte Corp. Ltd.	93,005	4,709
* Edwards Lifesciences Corp.	70,153	4,613
DENTSPLY International Inc.	91,471	4,435
* Hospira Inc.	106,369	4,391
ResMed Inc.	91,128	4,290
* Pharmacyclics Inc.	37,807	3,999
* Jazz Pharmaceuticals plc	31,543	3,992
* Hologic Inc.	175,139	3,914
Cooper Cos. Inc.	31,374	3,885
* Alkermes plc	87,703	3,566
* IDEXX Laboratories Inc.	33,301	3,542
* Salix Pharmaceuticals Ltd.	38,353	3,449
* MEDNAX Inc.	64,584	3,447
* United Therapeutics Corp.	28,961	3,275
* Cubist Pharmaceuticals Inc.	47,472	3,269
* Covance Inc.	36,030	3,173
* Isis Pharmaceuticals Inc.	74,389	2,964
* Medivation Inc.	45,931	2,931
* Tenet Healthcare Corp.	63,618	2,680
* Seattle Genetics Inc.	66,615	2,657
* Align Technology Inc.	43,815	2,504
Teleflex Inc.	26,427	2,480
* Sirona Dental Systems Inc.	35,271	2,476
* Community Health Systems Inc.	57,829	2,271
Techne Corp.	23,674	2,241
* Alnylam Pharmaceuticals Inc.	34,589	2,225
* ViroPharma Inc.	42,434	2,115
* Health Management Associates Inc. Class A	161,129	2,111
Patterson Cos. Inc.	50,769	2,092

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	West Pharmaceutical Services Inc.	42,532	2,087
*	Team Health Holdings Inc.	44,778	2,040
*	Cepheid Inc.	43,481	2,031
	Questcor Pharmaceuticals Inc.	36,995	2,014
*	WellCare Health Plans Inc.	28,071	1,977
*	Centene Corp.	33,347	1,966
*	Mallinckrodt plc	37,013	1,934
	STERIS Corp.	37,737	1,813
*	Alere Inc.	49,876	1,806
*	NPS Pharmaceuticals Inc.	58,960	1,790
	HealthSouth Corp.	53,198	1,773
*	Theravance Inc.	49,626	1,769
*	Brookdale Senior Living Inc. Class A	63,788	1,734
*	Charles River Laboratories International Inc.	30,883	1,638
*	Puma Biotechnology Inc.	15,643	1,620
*	Bio-Rad Laboratories Inc. Class A	12,820	1,585
*	Medicines Co.	40,967	1,582
*	PAREXEL International Corp.	34,472	1,557
	Hill-Rom Holdings Inc.	37,381	1,545
*	DexCom Inc.	43,619	1,545
*	LifePoint Hospitals Inc.	28,687	1,516
	Owens & Minor Inc.	40,465	1,479
*	Health Net Inc.	48,454	1,438
*	Haemonetics Corp.	33,002	1,390
*	Celldex Therapeutics Inc.	56,547	1,369
*	Thoratec Corp.	36,573	1,339
*	Air Methods Corp.	22,535	1,314
*	Insulet Corp.	34,991	1,298
*	HMS Holdings Corp.	56,712	1,289
*	Bruker Corp.	64,490	1,275
*	Santarus Inc.	38,745	1,238
	Healthcare Services Group Inc.	42,525	1,206
*	Aegerion Pharmaceuticals Inc.	16,904	1,200
*	Prestige Brands Holdings Inc.	33,179	1,188
*	ACADIA Pharmaceuticals Inc.	46,603	1,165
*	Akorn Inc.	46,327	1,141
*	Pacira Pharmaceuticals Inc.	19,284	1,109
*	Opko Health Inc.	130,860	1,104
*	Quintiles Transnational Holdings Inc.	23,458	1,087
*	Cyberonics Inc.	16,447	1,077
*	Acadia Healthcare Co. Inc.	22,600	1,070
*	Impax Laboratories Inc.	42,482	1,068
*	Masimo Corp.	35,664	1,042
*	Magellan Health Services Inc.	17,346	1,039
*	Neogen Corp.	22,282	1,018
*,^	Myriad Genetics Inc.	47,985	1,007
*	Amsurg Corp. Class A	21,341	980
*	Halozyme Therapeutics Inc.	64,618	969
*	Arena Pharmaceuticals Inc.	162,609	951
*	NuVasive Inc.	28,776	930
*	Wright Medical Group Inc.	29,652	911
*	InterMune Inc.	60,706	894
*	Envision Healthcare Holdings Inc.	25,004	888
*	HeartWare International Inc.	9,436	887
*	Globus Medical Inc.	42,584	859
*	Nektar Therapeutics	75,403	856
*	Hanger Inc.	21,166	833
	CONMED Corp.	19,409	825
*	ImmunoGen Inc.	54,848	805
*	Keryx Biopharmaceuticals Inc.	60,339	781
*	Volcano Corp.	35,729	781
*	Acorda Therapeutics Inc.	26,691	779
*	Ariad Pharmaceuticals Inc.	113,865	777
	PDL BioPharma Inc.	91,901	776

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Ligand Pharmaceuticals Inc. Class B	13,865	729
*	Clovis Oncology Inc.	11,937	719
*	Spectranetics Corp.	28,352	709
*	Endologix Inc.	39,016	680
	Meridian Bioscience Inc.	25,645	680
	Analogic Corp.	7,680	680
*	ABIOMED Inc.	25,058	670
*	Auxilium Pharmaceuticals Inc.	31,559	655
*	Omnicell Inc.	25,402	649
*	Quidel Corp.	20,812	643
*	ArthroCare Corp.	15,866	638
*	Abaxis Inc.	15,917	637
*	Exelixis Inc.	102,591	629
*	Dyax Corp.	82,856	624
*	Integra LifeSciences Holdings Corp.	12,862	614
*	Momenta Pharmaceuticals Inc.	34,498	610
*	Ironwood Pharmaceuticals Inc. Class A	52,478	609
*,^	Vivus Inc.	66,278	602
	Kindred Healthcare Inc.	30,465	601
*	Sangamo Biosciences Inc.	43,145	599
*,^	Organovo Holdings Inc.	53,800	596
*	Novavax Inc.	116,016	594
	Cantel Medical Corp.	17,405	590
*	Synageva BioPharma Corp.	8,970	581
*	Molina Healthcare Inc.	16,456	572
*	Natus Medical Inc.	23,558	530
*	Capital Senior Living Corp.	22,028	528
*	Accuray Inc.	60,549	527
*	MannKind Corp.	100,376	523
	Invacare Corp.	22,386	520
*	IPC The Hospitalist Co. Inc.	8,690	516
*,^	Idenix Pharmaceuticals Inc.	85,895	514
*	Bio-Reference Labs Inc.	19,881	508
*	ICU Medical Inc.	7,806	497
*	Affymetrix Inc.	56,436	484
*	Corvel Corp.	10,154	474
*	Luminex Corp.	24,212	470
*	XOMA Corp.	69,098	465
*	Anika Therapeutics Inc.	12,158	464
*	Emeritus Corp.	21,044	455
*	PharMerica Corp.	21,138	454
*	Fluidigm Corp.	11,631	446
*	Infinity Pharmaceuticals Inc.	31,827	440
*	Dynavax Technologies Corp.	224,051	439
*	Merit Medical Systems Inc.	27,628	435
*,^	Inovio Pharmaceuticals Inc.	149,336	433
*	Geron Corp.	91,251	433
*	Cardiovascular Systems Inc.	12,433	426
*	Lannett Co. Inc.	12,824	424
	Select Medical Holdings Corp.	36,555	424
	Ensign Group Inc.	9,570	424
*	Depomed Inc.	39,879	422
*	Exact Sciences Corp.	35,838	419
*	BioCryst Pharmaceuticals Inc.	53,635	408
*	Neurocrine Biosciences Inc.	43,442	406
*	Synergy Pharmaceuticals Inc.	71,527	403
*	Sarepta Therapeutics Inc.	19,429	396
*	Healthways Inc.	25,320	389
*	Raptor Pharmaceutical Corp.	29,589	385
*	Zogenix Inc.	111,107	382
*	Cynosure Inc. Class A	14,058	375
*,^	Dendreon Corp.	125,178	374
*	Cerus Corp.	56,976	367
*	Anacor Pharmaceuticals Inc.	21,845	367

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	ZIOPHARM Oncology Inc.	83,107	361
*	AVANIR Pharmaceuticals Inc.	107,193	360
*	Chelsea Therapeutics International Ltd.	80,716	358
*	Lexicon Pharmaceuticals Inc.	196,147	353
	US Physical Therapy Inc.	9,706	342
*	Orexigen Therapeutics Inc.	60,675	342
*	Intercept Pharmaceuticals Inc.	5,000	341
*	AMAG Pharmaceuticals Inc.	14,059	341
*	Emergent Biosolutions Inc.	14,739	339
*	Staar Surgical Co.	20,857	338
*	Spectrum Pharmaceuticals Inc.	37,874	335
*	NxStage Medical Inc.	32,746	327
*	MiMedx Group Inc.	37,093	324
*	Vanda Pharmaceuticals Inc.	25,347	315
*	HealthStream Inc.	9,520	312
*	Furiex Pharmaceuticals Inc.	7,364	309
*,^	AcelRx Pharmaceuticals Inc.	26,200	296
*	Immunomedics Inc.	63,470	292
*	Navidea Biopharmaceuticals Inc.	139,577	289
*	AngioDynamics Inc.	16,480	283
*	Osiris Therapeutics Inc.	17,527	282
*	Array BioPharma Inc.	56,060	281
*	Gentiva Health Services Inc.	22,578	280
*,^	Neuralstem Inc.	96,062	280
*	Pain Therapeutics Inc.	55,841	271
*	Peregrine Pharmaceuticals Inc.	193,899	270
	CryoLife Inc.	24,270	269
	National Healthcare Corp.	4,971	268
*	Portola Pharmaceuticals Inc.	10,301	265
*	GenMark Diagnostics Inc.	19,800	264
*	Cell Therapeutics Inc.	135,800	261
*	Sciclone Pharmaceuticals Inc.	51,083	257
*	Endocyte Inc.	23,991	256
*	Insys Therapeutics Inc.	6,600	255
*	Amedisys Inc.	17,343	254
*	Orthofix International NV	10,970	250
*	Hi-Tech Pharmacal Co. Inc.	5,631	244
*	Antares Pharma Inc.	53,702	241
*	Repligen Corp.	17,009	232
*	Genomic Health Inc.	7,851	230
*	Solta Medical Inc.	77,822	230
*	Tornier NV	12,193	229
*	Curis Inc.	80,968	228
*	BioScrip Inc.	30,777	228
*	Threshold Pharmaceuticals Inc.	48,500	226
*	Cadence Pharmaceuticals Inc.	24,709	224
*	OraSure Technologies Inc.	35,479	223
*	Triple-S Management Corp. Class B	10,944	213
*	Insmed Inc.	12,411	211
	Atrion Corp.	694	206
*	Sagent Pharmaceuticals Inc.	7,855	199
*	Northwest Biotherapeutics Inc.	51,398	194
*	LHC Group Inc.	8,033	193
*,^	Galena Biopharma Inc.	37,836	188
*	KYTHERA Biopharmaceuticals Inc.	5,000	186
*	Catalyst Pharmaceutical Partners Inc.	90,000	175
*	Repros Therapeutics Inc.	9,556	175
*	Rockwell Medical Inc.	16,700	174
*	Merrimack Pharmaceuticals Inc.	32,100	171
*	Unilife Corp.	37,990	167
*	MEI Pharma Inc.	20,500	164
*	SurModics Inc.	6,580	160
*	AVEO Pharmaceuticals Inc.	81,739	150
*	Accretive Health Inc.	16,300	149

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Universal American Corp.	20,228	148
*	Amicus Therapeutics Inc.	59,369	140
*	Chindex International Inc.	7,782	136
*	Exactech Inc.	5,675	135
*	Zeltiq Aesthetics Inc.	7,100	134
*	Synta Pharmaceuticals Corp.	25,345	133
*	NewLink Genetics Corp.	6,031	133
*	EnteroMedics Inc.	63,325	129
	Pozen Inc.	15,678	126
*	Celsion Corp.	32,155	125
*	Durect Corp.	72,172	125
*	Biolase Inc.	43,693	124
*	Five Star Quality Care Inc.	22,405	123
*	Surgical Care Affiliates Inc.	3,463	121
*	Cytokinetics Inc.	18,416	120
*	Vical Inc.	101,080	119
*,^	Stereotaxis Inc.	32,424	117
*	Omeros Corp.	10,163	115
*	RTI Surgical Inc.	31,405	111
*	Almost Family Inc.	3,364	109
*	Cytori Therapeutics Inc.	41,311	106
*	Oncothyreon Inc.	58,896	104
*	Medical Action Industries Inc.	11,756	101
*	Vascular Solutions Inc.	4,150	96
*	Symmetry Medical Inc.	9,305	94
*	Biotime Inc.	25,678	92
*	Supernus Pharmaceuticals Inc.	11,300	85
*	Apricus Biosciences Inc.	31,988	85
*	Cyclacel Pharmaceuticals Inc.	20,223	81
*	Targacept Inc.	19,300	80
*	TearLab Corp.	8,500	79
	Psychemedics Corp.	5,340	78
*	SIGA Technologies Inc.	23,958	78
*	Acura Pharmaceuticals Inc.	42,396	71
*	Harvard Bioscience Inc.	15,002	71
*	Athersys Inc.	27,898	70
*	AtriCure Inc.	3,729	70
*	Alliance HealthCare Services Inc.	2,813	70
*	Horizon Pharma Inc.	8,700	66
*	Albany Molecular Research Inc.	6,480	65
*,^	Accelerate Diagnostics Inc.	5,100	62
*	Stemline Therapeutics Inc.	3,000	59
*	BioTelemetry Inc.	7,373	59
*	Pacific Biosciences of California Inc.	11,121	58
*	Vermillion Inc.	24,000	57
*	Alexza Pharmaceuticals Inc.	11,556	55
*	Hansen Medical Inc.	30,900	53
*	Sequenom Inc.	22,801	53
*	Progenics Pharmaceuticals Inc.	9,900	53
*	Discovery Laboratories Inc.	23,135	52
*	Response Genetics Inc.	44,500	52
*	Achillion Pharmaceuticals Inc.	15,400	51
*	BioSpecifics Technologies Corp.	2,292	50
*	Hyperion Therapeutics Inc.	2,400	49
*	Cumberland Pharmaceuticals Inc.	9,063	46
*	Cutera Inc.	4,463	45
*	Cempra Inc.	3,400	42
*	Tandem Diabetes Care Inc.	1,610	41
*	Transcept Pharmaceuticals Inc.	11,798	40
*	Cleveland Biolabs Inc.	33,849	40
*,^	Affymax Inc.	50,201	39
*	Sucampo Pharmaceuticals Inc. Class A	4,106	39
*	BG Medicine Inc.	36,641	38
*	Skilled Healthcare Group Inc.	7,829	38

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* OncoGenex Pharmaceutical Inc.	4,401	37
* Karyopharm Therapeutics Inc.	1,585	36
Utah Medical Products Inc.	630	36
* Ampio Pharmaceuticals Inc.	5,000	36
* ChemoCentryx Inc.	5,700	33
* Acceleron Pharma Inc.	797	32
* MacroGenics Inc.	1,150	32
* Ophthotech Corp.	900	29
* Chimerix Inc.	1,900	29
* Coronado Biosciences Inc.	10,595	28
* Sunesis Pharmaceuticals Inc.	5,600	27
* Cubist Pharmaceutic-CVR	19,360	26
* TrovaGene Inc.	4,491	26
* Mirati Therapeutics Inc.	1,500	25
* ERBA Diagnostics Inc.	8,700	24
* Foundation Medicine Inc.	973	23
* Heska Corp.	2,600	23
* RadNet Inc.	12,586	21
* Epizyme Inc.	1,000	21
* Cornerstone Therapeutics Inc.	1,995	19
* Medgenics Inc.	3,150	19
* Alphatec Holdings Inc.	9,142	18
* Verastem Inc.	1,600	18
* Harvard Apparatus Regenerative Technology Inc.	3,750	18
* XenoPort Inc.	3,000	17
* Agios Pharmaceuticals Inc.	700	17
* BSD Medical Corp.	14,039	17
* PhotoMedex Inc.	1,200	16
* MELA Sciences Inc.	23,282	15
* Novabay Pharmaceuticals Inc.	11,900	15
* Receptos Inc.	500	14
* Hooper Holmes Inc.	25,291	13
* CytRx Corp.	2,117	13
Enzon Pharmaceuticals Inc.	10,614	12
Digirad Corp.	3,306	12
* Tetraphase Pharmaceuticals Inc.	900	12
* Alimera Sciences Inc.	2,578	12
* Veracyte Inc.	803	12
* Rigel Pharmaceuticals Inc.	3,800	11
* NanoString Technologies Inc.	600	10
* pSivida Corp.	2,500	10
* LCA-Vision Inc.	2,536	10
* Synergetics USA Inc.	2,643	10
* Synthetic Biologics Inc.	5,479	8
* ANI Pharmaceuticals Inc.	416	8
* InfuSystems Holdings Inc.	3,850	8
* Vision Sciences Inc.	7,510	8
* Bovie Medical Corp.	3,373	7
* Cardica Inc.	6,974	7
* Derma Sciences Inc.	600	6
* Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	4
* Anthera Pharmaceuticals Inc. Class A	816	3
* Baxano Surgical Inc.	1,691	2
* Biodel Inc.	500	1
* Cel-Sci Corp.	1,936	1
Daxor Corp.	100	1
* Palatin Technologies Inc.	160	—
		1,547,368
Industrials (8.2%)
General Electric Co.	6,487,904	181,856
United Technologies Corp.	588,378	66,957
Boeing Co.	481,884	65,772
3M Co.	431,709	60,547
Union Pacific Corp.	295,360	49,620

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
United Parcel Service Inc. Class B	458,997	48,231
Honeywell International Inc.	503,226	45,980
Caterpillar Inc.	408,077	37,057
Accenture plc Class A	407,669	33,519
Emerson Electric Co.	451,438	31,682
Lockheed Martin Corp.	205,396	30,534
Danaher Corp.	380,027	29,338
FedEx Corp.	192,924	27,737
Precision Castparts Corp.	93,169	25,090
Automatic Data Processing Inc.	308,685	24,945
Eaton Corp. plc	304,264	23,161
Illinois Tool Works Inc.	270,368	22,733
Deere & Co.	240,462	21,961
General Dynamics Corp.	214,572	20,502
CSX Corp.	650,084	18,703
Raytheon Co.	204,899	18,584
Norfolk Southern Corp.	198,082	18,388
Cummins Inc.	120,125	16,934
Northrop Grumman Corp.	142,321	16,311
TE Connectivity Ltd.	263,159	14,503
* LinkedIn Corp. Class A	65,252	14,149
PACCAR Inc.	227,067	13,436
Waste Management Inc.	285,810	12,824
Parker Hannifin Corp.	95,744	12,317
Tyco International Ltd.	298,347	12,244
Agilent Technologies Inc.	212,088	12,129
Ingersoll-Rand plc	175,526	10,812
Dover Corp.	109,265	10,548
Rockwell Automation Inc.	88,951	10,510
WW Grainger Inc.	40,049	10,229
Sherwin-Williams Co.	55,234	10,135
Pentair Ltd.	127,851	9,930
* Fiserv Inc.	165,456	9,770
Paychex Inc.	210,740	9,595
Xerox Corp.	749,992	9,127
Amphenol Corp. Class A	101,544	9,056
Fidelity National Information Services Inc.	167,983	9,017
Roper Industries Inc.	63,687	8,832
Kansas City Southern	70,658	8,750
Fluor Corp.	104,722	8,408
AMETEK Inc.	156,963	8,267
Fastenal Co.	171,216	8,134
* Alliance Data Systems Corp.	29,643	7,794
Flowserve Corp.	89,442	7,051
Textron Inc.	180,287	6,627
Rockwell Collins Inc.	86,645	6,405
* Verisk Analytics Inc. Class A	97,118	6,383
* Stericycle Inc.	54,927	6,381
Pall Corp.	71,019	6,061
* B/E Aerospace Inc.	67,214	5,850
Expeditors International of Washington Inc.	131,799	5,832
Towers Watson & Co. Class A	45,441	5,799
L-3 Communications Holdings Inc.	54,012	5,772
Republic Services Inc. Class A	173,278	5,753
* Trimble Navigation Ltd.	165,373	5,738
Chicago Bridge & Iron Co. NV	68,955	5,733
CH Robinson Worldwide Inc.	97,240	5,673
* FleetCor Technologies Inc.	44,786	5,248
ADT Corp.	129,393	5,237
Masco Corp.	228,932	5,213
* Jacobs Engineering Group Inc.	80,252	5,055
Vulcan Materials Co.	83,314	4,951
TransDigm Group Inc.	30,422	4,899
Fortune Brands Home & Security Inc.	106,580	4,871

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Rock Tenn Co. Class A	46,151	4,846
Ball Corp.	92,749	4,791
JB Hunt Transport Services Inc.	60,452	4,673
* United Rentals Inc.	59,783	4,660
* Mettler-Toledo International Inc.	18,992	4,607
Wabtec Corp.	58,677	4,358
Manpowergroup Inc.	50,685	4,352
* Quanta Services Inc.	136,157	4,297
Sealed Air Corp.	125,937	4,288
MeadWestvaco Corp.	114,105	4,214
Xylem Inc.	118,271	4,092
Donaldson Co. Inc.	93,789	4,076
Joy Global Inc.	68,151	3,986
Packaging Corp. of America	62,890	3,980
* Crown Holdings Inc.	88,578	3,948
Avnet Inc.	88,191	3,890
IDEX Corp.	52,002	3,840
* Owens-Illinois Inc.	105,786	3,785
Lincoln Electric Holdings Inc.	52,376	3,737
Cintas Corp.	61,496	3,665
Total System Services Inc.	109,486	3,644
Hubbell Inc. Class B	33,319	3,628
Valspar Corp.	50,002	3,565
Robert Half International Inc.	84,459	3,546
* Colfax Corp.	55,572	3,539
MDU Resources Group Inc.	115,045	3,515
* Arrow Electronics Inc.	64,562	3,503
Iron Mountain Inc.	110,345	3,349
AGCO Corp.	56,146	3,323
Waste Connections Inc.	75,260	3,284
* Kirby Corp.	32,815	3,257
Jack Henry & Associates Inc.	54,877	3,249
Carlisle Cos. Inc.	40,801	3,240
* CoStar Group Inc.	17,515	3,233
* Genesee & Wyoming Inc. Class A	33,255	3,194
Timken Co.	56,347	3,103
Graco Inc.	39,219	3,064
Global Payments Inc.	46,768	3,039
* Flextronics International Ltd.	389,711	3,028
KBR Inc.	94,950	3,028
Acuity Brands Inc.	27,628	3,020
Broadridge Financial Solutions Inc.	76,399	3,019
* Sensata Technologies Holding NV	77,175	2,992
PerkinElmer Inc.	72,118	2,973
Martin Marietta Materials Inc.	29,663	2,965
Aptargroup Inc.	42,242	2,864
* Hexcel Corp.	63,978	2,859
Huntington Ingalls Industries Inc.	31,672	2,851
Terex Corp.	67,834	2,848
Oshkosh Corp.	55,422	2,792
* Owens Corning	67,906	2,765
FLIR Systems Inc.	90,851	2,735
Trinity Industries Inc.	50,051	2,729
Sonoco Products Co.	65,332	2,726
Bemis Co. Inc.	66,155	2,710
AO Smith Corp.	50,052	2,700
* Spirit Aerosystems Holdings Inc. Class A	77,374	2,637
Kennametal Inc.	50,297	2,619
SPX Corp.	26,194	2,609
Nordson Corp.	34,970	2,598
* Allegion plc	58,508	2,585
* Vantiv Inc. Class A	79,170	2,582
* WESCO International Inc.	28,299	2,577
MSC Industrial Direct Co. Inc. Class A	31,602	2,556

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
URS Corp.	48,037	2,546
Triumph Group Inc.	33,370	2,538
ITT Corp.	58,167	2,526
Ryder System Inc.	33,766	2,491
Generac Holdings Inc.	43,945	2,489
Alliant Techsystems Inc.	20,395	2,482
* WEX Inc.	24,936	2,469
Babcock & Wilcox Co.	71,088	2,431
Lennox International Inc.	28,545	2,428
Valmont Industries Inc.	16,273	2,427
FEI Co.	26,826	2,397
RR Donnelley & Sons Co.	116,475	2,362
Toro Co.	36,663	2,332
Exelis Inc.	121,098	2,308
* Old Dominion Freight Line Inc.	41,464	2,198
EnerSys Inc.	30,395	2,130
Eagle Materials Inc.	27,214	2,107
* Teledyne Technologies Inc.	22,887	2,102
* Foster Wheeler AG	63,116	2,084
CLARCOR Inc.	32,130	2,068
National Instruments Corp.	64,222	2,056
Lender Processing Services Inc.	54,767	2,047
Jabil Circuit Inc.	117,352	2,047
* CoreLogic Inc.	57,142	2,030
* Cognex Corp.	53,174	2,030
Regal-Beloit Corp.	27,419	2,021
Crane Co.	29,813	2,005
* NeuStar Inc. Class A	40,176	2,003
Manitowoc Co. Inc.	85,648	1,997
* DigitalGlobe Inc.	48,257	1,986
* Clean Harbors Inc.	33,067	1,983
Belden Inc.	27,854	1,962
World Fuel Services Corp.	44,060	1,902
* Genpact Ltd.	103,415	1,900
* Esterline Technologies Corp.	18,094	1,845
MAXIMUS Inc.	41,742	1,836
* Moog Inc. Class A	26,738	1,817
Woodward Inc.	39,382	1,796
* AECOM Technology Corp.	59,796	1,760
* Zebra Technologies Corp.	32,280	1,746
EMCOR Group Inc.	40,920	1,737
Air Lease Corp. Class A	55,339	1,720
Curtiss-Wright Corp.	27,361	1,703
Deluxe Corp.	32,354	1,689
Landstar System Inc.	29,343	1,686
* USG Corp.	59,213	1,680
* Louisiana-Pacific Corp.	90,331	1,672
Corporate Executive Board Co.	21,567	1,670
* IPG Photonics Corp.	21,500	1,669
Actuant Corp. Class A	44,467	1,629
Anixter International Inc.	17,698	1,590
Watsco Inc.	16,333	1,569
GATX Corp.	29,693	1,549
* Armstrong World Industries Inc.	26,054	1,501
* Graphic Packaging Holding Co.	156,145	1,499
* Advisory Board Co.	23,092	1,470
* Euronet Worldwide Inc.	30,584	1,463
Allison Transmission Holdings Inc.	52,587	1,452
Con-way Inc.	36,525	1,450
Harsco Corp.	51,715	1,450
Silgan Holdings Inc.	28,434	1,365
Littelfuse Inc.	14,406	1,339
* MWI Veterinary Supply Inc.	7,796	1,330
* MasTec Inc.	39,583	1,295

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Navistar International Corp.	33,644	1,285
Covanta Holding Corp.	71,104	1,262
* Cardtronics Inc.	28,887	1,255
TAL International Group Inc.	21,739	1,247
Convergys Corp.	58,736	1,236
Applied Industrial Technologies Inc.	24,478	1,202
* Outerwall Inc.	17,722	1,192
* WageWorks Inc.	20,000	1,189
* Coherent Inc.	15,935	1,185
United Stationers Inc.	25,649	1,177
* Mobile Mini Inc.	28,140	1,159
Franklin Electric Co. Inc.	25,929	1,157
* Tetra Tech Inc.	41,189	1,152
* Vishay Intertechnology Inc.	86,638	1,149
* Berry Plastics Group Inc.	48,254	1,148
UTi Worldwide Inc.	64,273	1,129
Heartland Payment Systems Inc.	22,558	1,124
Barnes Group Inc.	28,635	1,097
* Trimas Corp.	27,362	1,091
Watts Water Technologies Inc. Class A	17,569	1,087
Mueller Industries Inc.	17,242	1,086
* VistaPrint NV	19,107	1,086
* On Assignment Inc.	31,016	1,083
* FTI Consulting Inc.	25,745	1,059
Brink's Co.	30,982	1,058
* RBC Bearings Inc.	14,795	1,047
Mine Safety Appliances Co.	20,276	1,038
* Itron Inc.	24,267	1,005
UniFirst Corp.	9,378	1,003
Simpson Manufacturing Co. Inc.	27,205	999
ABM Industries Inc.	34,443	985
* Plexus Corp.	22,723	984
Mueller Water Products Inc. Class A	102,158	957
* Texas Industries Inc.	13,866	954
* Swift Transportation Co.	42,438	943
Forward Air Corp.	21,446	942
* Universal Display Corp.	27,115	932
* Hub Group Inc. Class A	23,173	924
Raven Industries Inc.	22,435	923
Sturm Ruger & Co. Inc.	12,587	920
Brady Corp. Class A	29,469	911
* GrafTech International Ltd.	81,021	910
Greif Inc. Class A	17,332	908
HEICO Corp. Class A	21,497	905
General Cable Corp.	30,741	904
* PHH Corp.	37,127	904
* Sanmina Corp.	53,796	898
* Proto Labs Inc.	12,500	890
EVERTEC Inc.	34,740	857
* Veeco Instruments Inc.	25,607	843
HEICO Corp.	14,343	831
* Benchmark Electronics Inc.	35,435	818
* EnPro Industries Inc.	14,163	817
* Huron Consulting Group Inc.	12,971	814
* Orbital Sciences Corp.	33,890	790
* Masonite International Corp.	13,108	786
CIRCOR International Inc.	9,689	783
Granite Construction Inc.	22,288	780
Apogee Enterprises Inc.	21,189	761
* HD Supply Holdings Inc.	31,500	756
Aircastle Ltd.	39,202	751
* TrueBlue Inc.	29,118	751
* Greatbatch Inc.	16,856	746
Knight Transportation Inc.	40,467	742

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
AAR Corp.	26,216	734
* GenCorp Inc.	40,497	730
* Atlas Air Worldwide Holdings Inc.	17,670	727
Werner Enterprises Inc.	28,843	713
Encore Wire Corp.	13,150	713
Matson Inc.	27,240	711
* Korn/Ferry International	27,192	710
Heartland Express Inc.	35,713	701
AAON Inc.	21,832	698
Tennant Co.	10,272	697
Altra Industrial Motion Corp.	20,326	696
Methode Electronics Inc.	20,236	692
AZZ Inc.	13,992	684
* Trex Co. Inc.	8,462	673
* ExamWorks Group Inc.	22,310	666
* Rogers Corp.	10,800	664
Arkansas Best Corp.	19,533	658
* Federal Signal Corp.	44,892	658
* OSI Systems Inc.	12,359	656
* Meritor Inc.	62,385	651
Insperity Inc.	17,944	648
Universal Forest Products Inc.	12,347	644
MTS Systems Corp.	8,988	640
Kaman Corp.	15,791	627
* Taser International Inc.	39,173	622
Otter Tail Corp.	21,206	621
G&K Services Inc. Class A	9,963	620
* II-VI Inc.	35,112	618
* H&E Equipment Services Inc.	20,696	613
* Sykes Enterprises Inc.	27,649	603
Primoris Services Corp.	19,354	603
* Wesco Aircraft Holdings Inc.	27,464	602
* FARO Technologies Inc.	10,277	599
Lindsay Corp.	7,147	591
* Monster Worldwide Inc.	80,886	577
* Wabash National Corp.	46,574	575
Albany International Corp.	15,959	573
* Aegion Corp. Class A	25,897	567
* Headwaters Inc.	57,823	566
Standex International Corp.	8,993	565
* Tutor Perini Corp.	21,411	563
* DXP Enterprises Inc.	4,856	559
Cubic Corp.	10,615	559
Booz Allen Hamilton Holding Corp. Class A	29,188	559
Exponent Inc.	7,175	556
* Navigant Consulting Inc.	28,877	554
McGrath RentCorp	13,927	554
* Smith & Wesson Holding Corp.	40,693	549
ESCO Technologies Inc.	15,980	547
* Rexnord Corp.	20,000	540
* Checkpoint Systems Inc.	33,535	529
CTS Corp.	25,355	505
* Saia Inc.	15,607	500
Sun Hydraulics Corp.	12,172	497
* Rofin-Sinar Technologies Inc.	18,325	495
Schnitzer Steel Industries Inc.	15,012	490
* LifeLock Inc.	29,587	486
Kforce Inc.	23,625	483
John Bean Technologies Corp.	16,323	479
Textainer Group Holdings Ltd.	11,800	475
* Imperva Inc.	9,856	474
AVX Corp.	34,043	474
Badger Meter Inc.	8,607	469
Quanex Building Products Corp.	23,333	465

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Comfort Systems USA Inc.	23,968	465
	Griffon Corp.	35,054	463
*	Boise Cascade Co.	15,537	458
	Resources Connection Inc.	31,933	458
	Acacia Research Corp.	30,846	449
*	ExlService Holdings Inc.	16,207	448
*	Measurement Specialties Inc.	7,293	443
	Gorman-Rupp Co.	13,137	439
*	Team Inc.	10,152	430
	American Science & Engineering Inc.	5,972	429
	US Ecology Inc.	11,545	429
	ManTech International Corp. Class A	14,170	424
	Astec Industries Inc.	10,710	414
	Alamo Group Inc.	6,801	413
	Kadant Inc.	9,937	403
	Ennis Inc.	22,684	402
*	MYR Group Inc.	15,966	400
*	Greenbrier Cos. Inc.	12,181	400
*	Thermon Group Holdings Inc.	14,620	400
*	ICF International Inc.	11,385	395
	Kelly Services Inc. Class A	15,756	393
*	GP Strategies Corp.	13,141	391
*	TeleTech Holdings Inc.	16,299	390
*	XPO Logistics Inc.	14,504	381
*,^	ExOne Co.	6,300	381
*	Consolidated Graphics Inc.	5,594	377
*	Global Cash Access Holdings Inc.	37,664	376
*	Columbus McKinnon Corp.	13,843	376
*	Newport Corp.	20,763	375
*	Era Group Inc.	12,077	373
	Viad Corp.	13,356	371
	Hyster-Yale Materials Handling Inc.	3,952	368
	Materion Corp.	11,837	365
*	AMN Healthcare Services Inc.	24,806	365
*	ServiceSource International Inc.	43,500	365
*	Park-Ohio Holdings Corp.	6,929	363
*	Engility Holdings Inc.	10,820	361
*	Furmanite Corp.	34,003	361
	Black Box Corp.	12,100	361
*	Builders FirstSource Inc.	49,599	354
*	RPX Corp.	20,831	352
*	Roadrunner Transportation Systems Inc.	12,952	349
	Kimball International Inc. Class B	23,209	349
*	Rentrak Corp.	8,950	339
	Quad/Graphics Inc.	12,433	339
	Landauer Inc.	6,399	337
	Daktronics Inc.	21,381	335
*	TTM Technologies Inc.	38,752	333
*	Capstone Turbine Corp.	253,890	328
*	Great Lakes Dredge & Dock Corp.	35,589	327
*	Astronics Corp.	6,357	324
	Celadon Group Inc.	16,274	317
*	CBIZ Inc.	34,285	313
*	Ply Gem Holdings Inc.	17,060	308
	Powell Industries Inc.	4,576	307
*	Fabrinet	14,701	302
	Myers Industries Inc.	14,277	302
*	Lydall Inc.	16,993	299
	Graham Corp.	8,237	299
*	Nortek Inc.	3,871	289
	LB Foster Co. Class A	6,035	285
	Park Electrochemical Corp.	9,837	283
*	American Woodmark Corp.	7,124	282
*	PowerSecure International Inc.	16,373	281

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
	Electro Rent Corp.	14,869	275
	Cass Information Systems Inc.	3,999	269
	Barrett Business Services Inc.	2,891	268
	Marten Transport Ltd.	12,984	262
*	Aerovironment Inc.	8,950	261
*	Lionbridge Technologies Inc.	43,678	260
	Multi-Color Corp.	6,875	259
*	Vicor Corp.	19,156	257
*	Gibraltar Industries Inc.	13,317	248
*	Anaren Inc.	8,757	245
*	Landec Corp.	19,722	239
*	Dice Holdings Inc.	32,822	238
*	Advanced Emissions Solutions Inc.	4,260	231
*	Maxwell Technologies Inc.	29,213	227
*	Taminco Corp.	10,996	222
	Electro Scientific Industries Inc.	21,052	220
*	AM Castle & Co.	14,779	218
*	Ducommun Inc.	6,959	207
*,^	Document Security Systems Inc.	99,194	205
	CDI Corp.	11,000	204
*	Cenveo Inc.	58,650	202
	Ceco Environmental Corp.	12,444	201
*	Mistras Group Inc.	9,486	198
	NN Inc.	9,782	198
	Insteel Industries Inc.	8,334	189
*	Air Transport Services Group Inc.	23,358	189
*	InnerWorkings Inc.	23,576	184
*	Bazaarvoice Inc.	22,357	177
	Houston Wire & Cable Co.	13,216	177
*	EnerNOC Inc.	10,170	175
*	Odyssey Marine Exploration Inc.	86,144	174
	American Railcar Industries Inc.	3,786	173
*	Astronics Corp. Class B	3,341	170
	FreightCar America Inc.	6,296	168
*	CAI International Inc.	6,958	164
	Twin Disc Inc.	6,195	160
*	USA Truck Inc.	11,774	158
	Miller Industries Inc.	8,444	157
*	Northwest Pipe Co.	4,138	156
*	Orion Marine Group Inc.	12,711	153
*	Energy Recovery Inc.	27,356	152
	NACCO Industries Inc. Class A	2,423	151
*	BlueLinx Holdings Inc.	76,735	150
*	Zygo Corp.	9,810	145
*	Casella Waste Systems Inc. Class A	24,516	142
	Global Power Equipment Group Inc.	7,182	141
*	Kemet Corp.	24,000	135
*	Xerium Technologies Inc.	7,688	127
*	Flow International Corp.	30,730	124
	Douglas Dynamics Inc.	7,304	123
	Spartan Motors Inc.	18,288	123
*	Rubicon Technology Inc.	12,306	122
*	Willis Lease Finance Corp.	6,897	120
	Dynamic Materials Corp.	5,484	119
*	AEP Industries Inc.	2,200	116
*	ARC Document Solutions Inc.	13,978	115
*	TRC Cos. Inc.	15,885	113
*	Pike Corp.	10,717	113
*	Multi-Fineline Electronix Inc.	8,031	112
	International Shipholding Corp.	3,746	111
*	Vishay Precision Group Inc.	7,362	110
*	NVE Corp.	1,868	109
*	Quality Distribution Inc.	8,481	109
	Heidrick & Struggles International Inc.	5,360	108

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	PGT Inc.	10,664	108
*	GSI Group Inc.	9,303	105
*	Echo Global Logistics Inc.	4,855	104
*	Pacer International Inc.	12,529	104
*	Research Frontiers Inc.	16,958	98
*	CRA International Inc.	4,914	97
*	Commercial Vehicle Group Inc.	13,259	96
	Crawford & Co. Class B	10,423	96
*	Heritage-Crystal Clean Inc.	4,692	96
*	NCI Building Systems Inc.	5,426	95
*,^	Genco Shipping & Trading Ltd.	37,200	93
*	Orion Energy Systems Inc.	13,048	89
	LSI Industries Inc.	10,179	88
	Greif Inc. Class B	1,500	88
	Omega Flex Inc.	4,103	84
*	Kratos Defense & Security Solutions Inc.	10,734	82
*	LMI Aerospace Inc.	5,487	81
*	Intevac Inc.	10,787	80
	Bel Fuse Inc. Class A	4,000	78
*	PAM Transportation Services Inc.	3,724	77
*	Patriot Transportation Holding Inc.	1,824	76
*	Layne Christensen Co.	4,408	75
*	Power Solutions International Inc.	1,000	75
*	Key Technology Inc.	5,155	74
*	Newtek Business Services Inc.	22,635	71
*	Sparton Corp.	2,504	70
*	Higher One Holdings Inc.	7,000	68
	Argan Inc.	2,465	68
	Universal Technical Institute Inc.	4,800	67
*	Revolution Lighting Technologies Inc.	19,400	66
*	Covenant Transportation Group Inc. Class A	8,013	66
	VSE Corp.	1,353	65
*	PMFG Inc.	6,918	63
*	US Concrete Inc.	2,600	59
*	Harris Interactive Inc.	29,374	59
*	Rand Logistics Inc.	10,069	58
	Hurco Cos. Inc.	2,292	57
	Coleman Cable Inc.	2,064	54
*	Aeroflex Holding Corp.	8,237	54
*	Cross Country Healthcare Inc.	5,307	53
*	Perma-Fix Environmental Services	15,865	52
*	Magnetek Inc.	2,118	51
*	ModusLink Global Solutions Inc.	8,813	51
	Bel Fuse Inc. Class B	2,233	48
*	Innotrac Corp.	5,748	47
*	National Research Corp. Class A	2,481	47
	Hardinge Inc.	3,155	46
*	Franklin Covey Co.	2,286	45
*	Ameresco Inc. Class A	4,642	45
	Richardson Electronics Ltd.	3,681	42
*	Innovative Solutions & Support Inc.	5,724	42
*	Ultralife Corp.	11,350	40
*	Lawson Products Inc.	2,928	36
*	Information Services Group Inc.	8,116	34
*	Asure Software Inc.	6,100	34
*	YRC Worldwide Inc.	1,800	31
*	UQM Technologies Inc.	14,188	30
*	Nuverra Environmental Solutions Inc.	1,700	29
*	United States Lime & Minerals Inc.	399	24
*	Planar Systems Inc.	9,036	23
*	Frequency Electronics Inc.	1,877	22
	Global Brass & Copper Holdings Inc.	1,300	22
*	PRGX Global Inc.	3,104	21
*	StarTek Inc.	3,100	20

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Echelon Corp.	8,854	19
*	Tecumseh Products Co. Class A	1,858	17
*	Viasystems Group Inc.	1,189	16
*	National Research Corp. Class B	413	14
*	Microvision Inc.	10,313	14
*	NAPCO Security Technologies Inc.	2,048	13
	Crawford & Co. Class A	1,640	13
*	Wireless Telecom Group Inc.	5,909	13
	Universal Truckload Services Inc.	400	12
*	Sharps Compliance Corp.	2,564	12
*	Dolan Co.	15,530	11
*	Planet Payment Inc.	3,700	10
*	American DG Energy Inc.	5,559	9
	Standard Register Co.	1,341	9
*	Tecumseh Products Co. Class B	1,000	9
*	Altair Nanotechnologies Inc.	2,046	8
*	Broadwind Energy Inc.	783	7
	Sypris Solutions Inc.	2,100	6
*	Synthesis Energy Systems Inc.	7,409	4
*	Management Network Group Inc.	1,523	4
*	BTU International Inc.	1,419	4
*	CyberOptics Corp.	593	4
*	Metalico Inc.	1,600	3
	Eastern Co.	156	3
*	M/A-COM Technology Solutions Holdings Inc.	100	2
*	Lime Energy Co.	517	2
*	Mattersight Corp.	191	1
*	Iteris Inc.	200	—
			1,787,526
Oil & Gas (5.6%)
	Exxon Mobil Corp.	2,801,416	283,503
	Chevron Corp.	1,233,316	154,053
	Schlumberger Ltd.	844,514	76,099
	ConocoPhillips	785,654	55,506
	Occidental Petroleum Corp.	516,941	49,161
	Phillips 66	384,419	29,650
	EOG Resources Inc.	175,011	29,374
	Halliburton Co.	516,760	26,226
	Anadarko Petroleum Corp.	322,779	25,603
	Apache Corp.	256,052	22,005
	National Oilwell Varco Inc.	274,501	21,831
	Marathon Petroleum Corp.	193,047	17,708
	Valero Energy Corp.	346,046	17,441
	Williams Cos. Inc.	438,225	16,902
	Pioneer Natural Resources Co.	88,883	16,361
	Marathon Oil Corp.	446,686	15,768
	Baker Hughes Inc.	284,255	15,708
	Noble Energy Inc.	230,389	15,692
	Kinder Morgan Inc.	431,761	15,543
	Devon Energy Corp.	247,323	15,302
	Hess Corp.	184,035	15,275
	Cabot Oil & Gas Corp.	270,630	10,490
	Chesapeake Energy Corp.	383,829	10,417
*	Cameron International Corp.	152,516	9,079
*	Southwestern Energy Co.	225,542	8,871
	Ensco plc Class A	149,762	8,563
	Range Resources Corp.	99,517	8,390
*	FMC Technologies Inc.	151,746	7,923
	EQT Corp.	86,942	7,806
	Murphy Oil Corp.	113,944	7,393
*	Concho Resources Inc.	67,333	7,272
*	Weatherford International Ltd.	444,074	6,879
	HollyFrontier Corp.	127,606	6,341
	Noble Corp. plc	162,453	6,087

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Cheniere Energy Inc.	137,835	5,943
Core Laboratories NV	29,084	5,554
Cimarex Energy Co.	52,926	5,552
Helmerich & Payne Inc.	65,312	5,491
Oceaneering International Inc.	69,428	5,476
Tesoro Corp.	85,164	4,982
* Whiting Petroleum Corp.	76,097	4,708
OGE Energy Corp.	127,290	4,315
* Denbury Resources Inc.	235,180	3,864
* Oil States International Inc.	35,371	3,598
SM Energy Co.	42,932	3,568
QEP Resources Inc.	114,960	3,524
* Gulfport Energy Corp.	53,906	3,404
* Continental Resources Inc.	29,741	3,346
Energen Corp.	46,581	3,296
Nabors Industries Ltd.	180,160	3,061
* Cobalt International Energy Inc.	184,622	3,037
* Dresser-Rand Group Inc.	48,877	2,915
* Rowan Cos. plc Class A	79,619	2,815
* Superior Energy Services Inc.	102,231	2,720
* WPX Energy Inc.	128,766	2,624
* First Solar Inc.	47,779	2,611
* Oasis Petroleum Inc.	54,865	2,577
* Dril-Quip Inc.	23,436	2,576
Diamond Offshore Drilling Inc.	44,556	2,536
Patterson-UTI Energy Inc.	87,880	2,225
Targa Resources Corp.	24,444	2,155
* Newfield Exploration Co.	87,322	2,151
* Atwood Oceanics Inc.	39,071	2,086
* Ultra Petroleum Corp.	93,190	2,018
* MRC Global Inc.	62,017	2,001
* Kodiak Oil & Gas Corp.	170,643	1,913
* Rosetta Resources Inc.	39,270	1,887
Tidewater Inc.	31,801	1,885
* Chart Industries Inc.	19,448	1,860
* SandRidge Energy Inc.	298,668	1,813
SemGroup Corp. Class A	27,242	1,777
Bristow Group Inc.	23,471	1,762
* Unit Corp.	31,469	1,624
* Antero Resources Corp.	25,226	1,600
* Helix Energy Solutions Group Inc.	64,424	1,493
CARBO Ceramics Inc.	12,627	1,471
Western Refining Inc.	33,258	1,410
* McDermott International Inc.	151,731	1,390
* Exterran Holdings Inc.	38,016	1,300
Energy XXI Bermuda Ltd.	46,133	1,248
* PDC Energy Inc.	22,895	1,218
* Laredo Petroleum Inc.	43,760	1,212
* Carrizo Oil & Gas Inc.	26,142	1,170
* SEACOR Holdings Inc.	12,408	1,132
* Stone Energy Corp.	31,158	1,078
Crosstex Energy Inc.	28,588	1,034
* Hornbeck Offshore Services Inc.	20,835	1,026
* Diamondback Energy Inc.	18,100	957
* SunPower Corp. Class A	31,784	947
* Forum Energy Technologies Inc.	32,600	921
* Magnum Hunter Resources Corp.	121,670	889
* Bonanza Creek Energy Inc.	19,900	865
* Bill Barrett Corp.	31,319	839
Delek US Holdings Inc.	23,619	813
RPC Inc.	45,313	809
* Key Energy Services Inc.	97,921	774
* Geospace Technologies Corp.	8,064	765
Gulfmark Offshore Inc.	16,101	759

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Newpark Resources Inc.	60,292	741
*	Rex Energy Corp.	35,338	697
*	GT Advanced Technologies Inc.	78,674	686
*	EPL Oil & Gas Inc.	23,966	683
	PBF Energy Inc. Class A	21,300	670
*	Parker Drilling Co.	82,335	669
*	Flotek Industries Inc.	33,314	669
*	Hercules Offshore Inc.	97,785	639
*	Northern Oil and Gas Inc.	40,126	605
*	TETRA Technologies Inc.	48,754	603
*	C&J Energy Services Inc.	25,300	584
*	Matador Resources Co.	28,918	539
*	Sanchez Energy Corp.	20,300	498
	Comstock Resources Inc.	26,812	490
	CVR Energy Inc.	10,729	466
*,^	Halcon Resources Corp.	120,272	464
*	Swift Energy Co.	31,213	421
*	Contango Oil & Gas Co.	8,792	416
*	Matrix Service Co.	16,360	400
*	Quicksilver Resources Inc.	126,138	387
*	Goodrich Petroleum Corp.	22,362	381
*	Approach Resources Inc.	19,150	369
*	Pioneer Energy Services Corp.	44,319	355
*	PHI Inc.	8,164	354
*	Triangle Petroleum Corp.	42,341	352
	EXCO Resources Inc.	65,193	346
	W&T Offshore Inc.	21,220	340
*	Tesco Corp.	16,637	329
*	Clayton Williams Energy Inc.	3,911	321
*	ION Geophysical Corp.	92,205	304
*	Resolute Energy Corp.	31,024	280
*	Endeavour International Corp.	52,419	275
*	Midstates Petroleum Co. Inc.	41,300	273
*	Penn Virginia Corp.	28,820	272
*	Basic Energy Services Inc.	17,100	270
*	Forest Oil Corp.	73,794	266
*	Willbros Group Inc.	28,013	264
*	Miller Energy Resources Inc.	34,343	242
*	Natural Gas Services Group Inc.	8,711	240
*	Vaalco Energy Inc.	34,478	238
*	Abraxas Petroleum Corp.	72,211	237
*	Solazyme Inc.	21,240	231
*	REX American Resources Corp.	5,161	231
	Gulf Island Fabrication Inc.	9,619	223
	Pattern Energy Group Inc.	6,798	206
*	Athlon Energy Inc.	6,568	199
*	FuelCell Energy Inc.	132,978	187
	Green Plains Renewable Energy Inc.	9,376	182
*	Arabian American Development Co.	13,515	170
*,^	Real Goods Solar Inc. Class A	55,800	169
*	Amyris Inc.	28,737	152
*	TherapeuticsMD Inc.	27,345	142
*	Vantage Drilling Co.	72,850	134
*	Gastar Exploration Inc.	19,065	132
*	Harvest Natural Resources Inc.	28,113	127
*	Callon Petroleum Co.	18,549	121
	Alon USA Energy Inc.	7,037	116
*	Emerald Oil Inc.	15,100	116
	Panhandle Oil and Gas Inc. Class A	3,293	110
*	Renewable Energy Group Inc.	9,300	107
*	Dawson Geophysical Co.	3,085	104
*	CAMAC Energy Inc.	66,121	98
	Bolt Technology Corp.	4,114	91
*	KiOR Inc.	49,967	84

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* US Energy Corp. Wyoming	22,313	84
* Mitcham Industries Inc.	3,689	65
* Isramco Inc.	447	57
Adams Resources & Energy Inc.	682	47
* TGC Industries Inc.	5,577	41
* Warren Resources Inc.	12,171	38
* PetroQuest Energy Inc.	7,000	30
* Cal Dive International Inc.	13,885	28
* Saratoga Resources Inc.	22,182	25
* ZaZa Energy Corp.	22,543	22
* Double Eagle Petroleum Co.	7,447	17
Evolution Petroleum Corp.	1,328	16
* Global Geophysical Services Inc.	9,113	15
* EXCO Resources Inc. Rights	86,924	14
* Gevo Inc.	7,500	11
* PrimeEnergy Corp.	141	7
* PostRock Energy Corp.	1,842	2
* Ring Energy Inc.	79	1
* Barnwell Industries Inc.	85	—
		1,210,179
Technology (9.1%)
Apple Inc.	576,949	323,732
* Google Inc. Class A	177,494	198,919
Microsoft Corp.	4,818,004	180,338
International Business Machines Corp.	696,365	130,617
Oracle Corp.	2,191,904	83,862
Intel Corp.	3,187,749	82,754
QUALCOMM Inc.	1,083,356	80,439
Cisco Systems Inc.	3,428,616	76,972
* Facebook Inc. Class A	1,201,774	65,689
Hewlett-Packard Co.	1,232,454	34,484
EMC Corp.	1,319,628	33,189
Texas Instruments Inc.	701,951	30,823
* Yahoo! Inc.	585,441	23,675
* Cognizant Technology Solutions Corp. Class A	194,027	19,593
* Salesforce.com Inc.	348,045	19,209
* Adobe Systems Inc.	304,496	18,233
Corning Inc.	928,029	16,537
* Micron Technology Inc.	674,564	14,679
Applied Materials Inc.	772,241	13,661
Intuit Inc.	173,574	13,247
Western Digital Corp.	144,013	12,083
Seagate Technology plc	198,702	11,159
* Cerner Corp.	198,148	11,045
Symantec Corp.	446,482	10,528
SanDisk Corp.	144,808	10,215
Analog Devices Inc.	199,482	10,160
Motorola Solutions Inc.	149,319	10,079
Broadcom Corp. Class A	332,167	9,849
NetApp Inc.	218,590	8,993
Xilinx Inc.	172,063	7,901
* Citrix Systems Inc.	119,522	7,560
* Autodesk Inc.	144,664	7,281
Avago Technologies Ltd. Class A	134,940	7,137
* Juniper Networks Inc.	307,667	6,944
KLA-Tencor Corp.	106,824	6,886
Linear Technology Corp.	150,130	6,838
CA Inc.	202,589	6,817
* Red Hat Inc.	121,566	6,813
Altera Corp.	205,956	6,700
* Catamaran Corp.	132,270	6,280
* 3D Systems Corp.	62,602	5,818
* Lam Research Corp.	104,106	5,669
* Equinix Inc.	31,879	5,657

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
NVIDIA Corp.	346,318	5,548
Microchip Technology Inc.	120,834	5,407
Computer Sciences Corp.	94,392	5,275
* VeriSign Inc.	87,840	5,251
* ANSYS Inc.	59,394	5,179
* Akamai Technologies Inc.	109,041	5,145
Maxim Integrated Products Inc.	181,213	5,058
* VMware Inc. Class A	54,360	4,877
* Cree Inc.	77,391	4,842
Harris Corp.	68,556	4,786
* Teradata Corp.	104,748	4,765
* F5 Networks Inc.	49,793	4,524
* ServiceNow Inc.	75,594	4,234
* Workday Inc. Class A	50,251	4,179
* Synopsys Inc.	98,886	4,012
* Gartner Inc.	56,120	3,987
LSI Corp.	349,403	3,850
* NCR Corp.	106,767	3,636
Marvell Technology Group Ltd.	252,368	3,629
Garmin Ltd.	75,107	3,471
* Skyworks Solutions Inc.	120,759	3,449
IAC/InterActiveCorp	49,654	3,411
* Twitter Inc.	52,444	3,338
* Splunk Inc.	47,485	3,261
* athenahealth Inc.	23,883	3,212
Solera Holdings Inc.	44,185	3,127
Pitney Bowes Inc.	129,762	3,023
* Concur Technologies Inc.	28,803	2,972
* Informatica Corp.	69,578	2,887
* Rackspace Hosting Inc.	71,700	2,806
* MICROS Systems Inc.	48,307	2,771
* PTC Inc.	76,586	2,710
* Ultimate Software Group Inc.	17,010	2,606
* Cadence Design Systems Inc.	184,479	2,586
Leidos Holdings Inc.	54,950	2,555
* Brocade Communications Systems Inc.	284,956	2,528
* Aspen Technology Inc.	59,669	2,494
* Nuance Communications Inc.	161,515	2,455
* ON Semiconductor Corp.	284,982	2,348
* Ingram Micro Inc.	98,888	2,320
* TIBCO Software Inc.	99,315	2,233
* NetSuite Inc.	21,527	2,218
* AOL Inc.	46,847	2,184
* Teradyne Inc.	122,895	2,165
* CommVault Systems Inc.	28,846	2,160
* SunEdison Inc.	162,377	2,119
* Atmel Corp.	259,449	2,031
* Tyler Technologies Inc.	19,692	2,011
* Guidewire Software Inc.	40,807	2,002
* SS&C Technologies Holdings Inc.	44,828	1,984
* Medidata Solutions Inc.	32,622	1,976
* JDS Uniphase Corp.	147,171	1,910
* VeriFone Systems Inc.	70,094	1,880
* Palo Alto Networks Inc.	32,541	1,870
* Riverbed Technology Inc.	98,601	1,783
Mentor Graphics Corp.	73,526	1,770
* ARRIS Group Inc.	70,972	1,729
DST Systems Inc.	18,957	1,720
* Fortinet Inc.	89,071	1,704
* Allscripts Healthcare Solutions Inc.	108,713	1,681
* ViaSat Inc.	26,320	1,649
* ACI Worldwide Inc.	24,713	1,606
* Ciena Corp.	66,360	1,588
* SolarWinds Inc.	40,941	1,549

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* Advanced Micro Devices Inc.	394,497	1,527
* Microsemi Corp.	60,340	1,505
Compuware Corp.	132,370	1,484
* Finisar Corp.	61,638	1,474
* Verint Systems Inc.	34,299	1,473
* Manhattan Associates Inc.	12,270	1,441
* Qlik Technologies Inc.	53,583	1,427
j2 Global Inc.	28,392	1,420
Lexmark International Inc. Class A	39,834	1,415
Fair Isaac Corp.	22,195	1,395
* Dealertrack Technologies Inc.	28,166	1,354
* EchoStar Corp. Class A	27,197	1,352
* Cornerstone OnDemand Inc.	25,068	1,337
* Sapient Corp.	76,386	1,326
Plantronics Inc.	28,072	1,304
* Rovi Corp.	65,406	1,288
Diebold Inc.	38,709	1,278
* Polycom Inc.	109,120	1,225
* Tech Data Corp.	23,122	1,193
* Aruba Networks Inc.	66,529	1,191
* International Rectifier Corp.	45,553	1,188
* Electronics For Imaging Inc.	30,206	1,170
* Demandware Inc.	17,800	1,141
* SYNNEX Corp.	16,928	1,141
* Semtech Corp.	44,018	1,113
Blackbaud Inc.	29,330	1,104
Cogent Communications Group Inc.	27,323	1,104
* CACI International Inc. Class A	15,029	1,100
* Synaptics Inc.	21,223	1,100
* Cavium Inc.	31,694	1,094
* Fairchild Semiconductor International Inc. Class A	81,464	1,088
* Silicon Laboratories Inc.	25,004	1,083
* Hittite Microwave Corp.	17,214	1,063
* Entegris Inc.	91,183	1,058
MKS Instruments Inc.	34,177	1,023
Power Integrations Inc.	18,225	1,017
Science Applications International Corp.	30,643	1,013
* Integrated Device Technology Inc.	98,715	1,006
* Syntel Inc.	10,832	985
Intersil Corp. Class A	85,131	976
* Bottomline Technologies de Inc.	26,857	971
* TriQuint Semiconductor Inc.	116,118	968
ADTRAN Inc.	35,548	960
* FleetMatics Group plc	21,800	943
* Web.com Group Inc.	29,187	928
NIC Inc.	37,227	926
Advent Software Inc.	25,938	908
* Progress Software Corp.	35,099	907
Cypress Semiconductor Corp.	86,267	906
* RF Micro Devices Inc.	173,875	897
* Infoblox Inc.	26,313	869
* Unisys Corp.	25,238	847
* PMC - Sierra Inc.	129,881	835
* Cirrus Logic Inc.	40,794	833
* NETGEAR Inc.	25,214	831
* Blucora Inc.	28,244	824
InterDigital Inc.	26,628	785
* QLogic Corp.	64,965	769
* Ubiquiti Networks Inc.	16,408	754
* Monolithic Power Systems Inc.	21,753	754
* MedAssets Inc.	37,703	748
* ScanSource Inc.	17,438	740
CSG Systems International Inc.	24,756	728
* MicroStrategy Inc. Class A	5,717	710

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Dycom Industries Inc.	24,895	692
*	Sonus Networks Inc.	218,997	690
*	iGATE Corp.	17,076	686
*	Applied Micro Circuits Corp.	51,107	684
*	Insight Enterprises Inc.	30,101	684
*	CalAmp Corp.	24,411	683
*	ATMI Inc.	22,346	675
*	InvenSense Inc.	32,100	667
*	Cabot Microelectronics Corp.	14,507	663
	Monotype Imaging Holdings Inc.	20,718	660
*	Synchronoss Technologies Inc.	20,787	646
*	OmniVision Technologies Inc.	37,284	641
*	Cray Inc.	22,837	627
*	RealPage Inc.	26,727	625
*	Tableau Software Inc. Class A	9,062	625
*	Proofpoint Inc.	18,700	620
	Tessera Technologies Inc.	31,203	615
*	Premier Inc. Class A	16,660	612
*	PROS Holdings Inc.	15,264	609
*	Rambus Inc.	64,001	606
*	Envestnet Inc.	14,895	600
*	Infinera Corp.	61,239	599
*,^	VirnetX Holding Corp.	30,757	597
*	Responsys Inc.	21,500	589
	Quality Systems Inc.	27,391	577
*	Netscout Systems Inc.	19,390	574
*	Interactive Intelligence Group Inc.	8,401	566
*	ICG Group Inc.	30,260	564
*	Spansion Inc. Class A	40,163	558
*	Comverse Inc.	14,377	558
*	Freescale Semiconductor Ltd.	34,123	548
*	EPAM Systems Inc.	15,600	545
*	SPS Commerce Inc.	8,337	544
*	Diodes Inc.	22,810	537
*	Loral Space & Communications Inc.	6,599	534
	Brooks Automation Inc.	50,844	533
*	Ixia	39,012	519
*	Shutterstock Inc.	6,200	519
	CDW Corp.	21,910	512
*	Kulicke & Soffa Industries Inc.	38,473	512
*	PDF Solutions Inc.	19,942	511
*	Perficient Inc.	21,666	507
*	Extreme Networks Inc.	70,435	493
*	LivePerson Inc.	32,556	482
*	Digital River Inc.	25,673	475
	Computer Programs & Systems Inc.	7,565	468
*	Advanced Energy Industries Inc.	20,269	463
*	Exar Corp.	38,506	454
*	Virtusa Corp.	11,820	450
	Comtech Telecommunications Corp.	13,959	440
*	Lattice Semiconductor Corp.	79,827	440
	Pegasystems Inc.	8,936	439
*	Fusion-io Inc.	48,100	429
*	Ultratech Inc.	14,396	417
*	Silicon Image Inc.	67,700	416
*	Tangoe Inc.	23,100	416
*	Premiere Global Services Inc.	35,697	414
*	Accelrys Inc.	43,292	413
*	Harmonic Inc.	54,476	402
*	Amkor Technology Inc.	63,098	387
*,^	Parkervision Inc.	84,845	386
	Ebix Inc.	26,082	384
*	BroadSoft Inc.	13,745	376
*	Emulex Corp.	52,039	373

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
* LogMeIn Inc.	11,021	370
Forrester Research Inc.	9,617	368
* CommScope Holding Co. Inc.	18,857	357
* Jive Software Inc.	31,455	354
* Ruckus Wireless Inc.	24,895	354
West Corp.	13,738	353
PC Connection Inc.	14,091	350
* Rudolph Technologies Inc.	28,025	329
* Ellie Mae Inc.	12,100	325
Epiq Systems Inc.	19,184	311
* RigNet Inc.	6,458	310
* Silicon Graphics International Corp.	22,965	308
* Super Micro Computer Inc.	17,653	303
IXYS Corp.	23,350	303
Micrel Inc.	30,381	300
* Kopin Corp.	69,579	294
* SciQuest Inc.	10,235	291
* Nanometrics Inc.	14,833	283
* FireEye Inc.	6,430	280
* Oclaro Inc.	112,000	279
* Zix Corp.	60,346	275
* Textura Corp.	9,100	272
* Inphi Corp.	20,659	266
* FormFactor Inc.	41,106	247
* Westell Technologies Inc. Class A	58,682	238
* IntraLinks Holdings Inc.	19,455	236
* Integrated Silicon Solution Inc.	18,910	229
* Pendrell Corp.	113,509	228
* ChannelAdvisor Corp.	5,403	225
* Photronics Inc.	24,774	224
* Oplink Communications Inc.	11,570	215
* Marketo Inc.	5,687	211
* KEYW Holding Corp.	15,268	205
* Entropic Communications Inc.	43,317	204
Inteliquent Inc.	17,244	197
* Cvent Inc.	5,369	195
* Ceva Inc.	12,676	193
* VASCO Data Security International Inc.	24,743	191
* Callidus Software Inc.	13,770	189
* Carbonite Inc.	15,700	186
* ShoreTel Inc.	19,684	183
* LTX-Credence Corp.	22,813	182
* Ultra Clean Holdings Inc.	17,696	177
Computer Task Group Inc.	9,180	173
QAD Inc. Class A	9,568	169
* Immersion Corp.	16,249	169
* Actuate Corp.	21,595	166
* Brightcove Inc.	11,500	163
* Agilysys Inc.	11,474	160
* Limelight Networks Inc.	80,268	159
* eGain Corp.	15,400	158
* Calix Inc.	16,174	156
* FalconStor Software Inc.	114,275	154
* Veeva Systems Inc. Class A	4,673	150
* VOXX International Corp. Class A	8,832	147
Cohu Inc.	13,973	147
* Qumu Corp.	11,453	147
* Digi International Inc.	11,876	144
United Online Inc.	10,257	141
* Millennial Media Inc.	18,773	136
* Gigamon Inc.	4,848	136
* Seachange International Inc.	11,140	135
* PLX Technology Inc.	20,417	134
Hackett Group Inc.	21,481	133

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Systemax Inc.	11,829	133
*	Procera Networks Inc.	8,698	131
*	Dot Hill Systems Corp.	37,695	127
*	Axcelis Technologies Inc.	51,439	126
*	KVH Industries Inc.	9,261	121
*	DSP Group Inc.	12,416	121
*	Smith Micro Software Inc.	80,835	120
*	Rally Software Development Corp.	6,000	117
*	iPass Inc.	74,238	117
*	Qualys Inc.	4,900	113
*	Internap Network Services Corp.	14,918	112
*	support.com Inc.	27,817	105
*	E2open Inc.	4,300	103
*	Pericom Semiconductor Corp.	11,541	102
	American Software Inc. Class A	10,339	102
*	Supertex Inc.	3,989	100
*	Park City Group Inc.	9,825	100
*,^	Vringo Inc.	33,600	99
*	Vocera Communications Inc.	6,320	99
*	Meru Networks Inc.	22,822	98
*	Benefitfocus Inc.	1,680	97
*,^	MeetMe Inc.	51,673	95
	PC-Tel Inc.	9,837	94
*	MoSys Inc.	16,896	93
*	Mercury Systems Inc.	8,300	91
	Preformed Line Products Co.	1,227	90
*	Dynamics Research Corp.	7,548	87
*	QuickLogic Corp.	21,808	86
*	ID Systems Inc.	14,774	86
*	Hutchinson Technology Inc.	25,340	81
*	ePlus Inc.	1,420	81
	Transact Technologies Inc.	6,404	80
*	Mitek Systems Inc.	13,200	78
*	GSI Technology Inc.	11,375	76
*	Datalink Corp.	6,748	74
*	Cyan Inc.	13,400	71
*	Sigma Designs Inc.	14,565	69
*	Unwired Planet Inc.	46,708	64
*	Guidance Software Inc.	6,347	64
*	TeleCommunication Systems Inc. Class A	26,867	62
*	Edgewater Technology Inc.	8,642	60
*	Rosetta Stone Inc.	4,886	60
*	Marin Software Inc.	5,600	57
*	Tremor Video Inc.	9,400	55
*	Icad Inc.	4,360	51
*	LRAD Corp.	25,183	47
*	Telenav Inc.	6,980	46
*	CIBER Inc.	10,892	45
	Tessco Technologies Inc.	1,100	44
*	Quantum Corp.	36,500	44
	Digimarc Corp.	2,214	43
*	Gogo Inc.	1,600	40
*	Endurance International Group Holdings Inc.	2,775	39
	Evolving Systems Inc.	3,847	37
*	Emcore Corp.	7,281	37
*	Numerex Corp. Class A	2,845	37
*	Nimble Storage Inc.	778	35
	Concurrent Computer Corp.	4,233	35
*	Mattson Technology Inc.	11,920	33
*	Wave Systems Corp. Class A	34,551	31
*	AXT Inc.	11,736	31
*	Rocket Fuel Inc.	490	30
*	MaxLinear Inc.	2,694	28
*	Peregrine Semiconductor Corp.	3,700	27

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Alliance Fiber Optic Products Inc.	1,800	27
* Merge Healthcare Inc.	10,900	25
* Mitel Networks Corp.	2,411	24
* Crexendo Inc.	7,568	23
* NCI Inc. Class A	3,378	22
* BroadVision Inc.	2,152	21
* Identive Group Inc.	33,237	19
* RingCentral Inc. Class A	1,014	19
* GSE Systems Inc.	11,559	18
* Amtech Systems Inc.	2,616	18
* Innodata Inc.	7,366	18
* Zhone Technologies Inc.	2,987	16
QAD Inc. Class B	922	15
* Novatel Wireless Inc.	5,660	13
* Alpha & Omega Semiconductor Ltd.	1,523	12
* Voltari Corp.	2,917	10
* Violin Memory Inc.	2,176	9
* PAR Technology Corp.	1,513	8
* UniTek Global Services Inc.	3,700	6
* Netlist Inc.	8,200	6
* Model N Inc.	305	4
* Ikanos Communications Inc.	2,519	3
* Qualstar Corp.	2,400	3
* Aware Inc.	422	3
Acorn Energy Inc.	200	1
* Intellicheck Mobilisa Inc.	1,597	1
* Authentidate Holding Corp.	200	—
		1,966,715
Telecommunications (1.3%)
AT&T Inc.	3,378,166	118,776
Verizon Communications Inc.	1,834,076	90,126
* Crown Castle International Corp.	214,227	15,731
CenturyLink Inc.	379,057	12,073
* SBA Communications Corp. Class A	82,365	7,400
* Sprint Corp.	504,327	5,421
* T-Mobile US Inc.	152,908	5,144
* Level 3 Communications Inc.	107,416	3,563
Windstream Holdings Inc.	382,273	3,050
Frontier Communications Corp.	640,963	2,980
* tw telecom inc Class A	92,379	2,815
Telephone & Data Systems Inc.	58,454	1,507
* Leap Wireless International Inc.	39,632	690
* 8x8 Inc.	51,972	528
* Cincinnati Bell Inc.	147,607	525
Atlantic Tele-Network Inc.	7,877	446
Consolidated Communications Holdings Inc.	20,074	394
United States Cellular Corp.	9,323	390
Shenandoah Telecommunications Co.	14,034	360
EarthLink Inc.	65,092	330
* Vonage Holdings Corp.	88,277	294
* NII Holdings Inc.	103,129	284
* General Communication Inc. Class A	23,728	264
* inContact Inc.	33,374	261
Lumos Networks Corp.	11,015	231
NTELOS Holdings Corp.	10,903	221
* Intelsat SA	8,590	194
HickoryTech Corp.	14,550	187
IDT Corp. Class B	10,156	181
USA Mobility Inc.	11,182	160
* ORBCOMM Inc.	25,091	159
* Towerstream Corp.	46,837	139
* Iridium Communications Inc.	22,068	138
* Fairpoint Communications Inc.	7,600	86
* Straight Path Communications Inc. Class B	5,078	42

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Alteva	1,857	15
* Elephant Talk Communications Corp.	7,267	9
* Hawaiian Telcom Holdco Inc.	100	3
		275,117
Utilities (1.8%)
Duke Energy Corp.	452,752	31,244
Dominion Resources Inc.	372,193	24,077
NextEra Energy Inc.	279,105	23,897
Southern Co.	565,442	23,245
Spectra Energy Corp.	429,684	15,305
Exelon Corp.	549,495	15,051
American Electric Power Co. Inc.	312,521	14,607
Sempra Energy	148,928	13,368
PPL Corp.	404,208	12,163
PG&E Corp.	288,148	11,607
Public Service Enterprise Group Inc.	324,345	10,392
Consolidated Edison Inc.	187,804	10,382
Edison International	208,967	9,675
Xcel Energy Inc.	319,077	8,915
FirstEnergy Corp.	268,177	8,844
Northeast Utilities	202,017	8,563
ONEOK Inc.	132,271	8,225
DTE Energy Co.	113,358	7,526
Entergy Corp.	114,379	7,237
NiSource Inc.	200,911	6,606
CenterPoint Energy Inc.	274,890	6,372
Wisconsin Energy Corp.	145,296	6,007
NRG Energy Inc.	207,445	5,958
AES Corp.	404,625	5,871
Ameren Corp.	155,598	5,626
* Calpine Corp.	251,145	4,900
American Water Works Co. Inc.	114,471	4,838
CMS Energy Corp.	171,285	4,585
SCANA Corp.	81,019	3,802
Pinnacle West Capital Corp.	70,546	3,733
Alliant Energy Corp.	71,143	3,671
National Fuel Gas Co.	51,012	3,642
AGL Resources Inc.	76,215	3,600
ITC Holdings Corp.	33,622	3,222
Pepco Holdings Inc.	160,267	3,066
UGI Corp.	73,156	3,033
Integrys Energy Group Inc.	51,221	2,787
Aqua America Inc.	113,280	2,672
Atmos Energy Corp.	58,291	2,648
Westar Energy Inc. Class A	81,598	2,625
Questar Corp.	112,274	2,581
TECO Energy Inc.	139,385	2,403
Great Plains Energy Inc.	98,652	2,391
Vectren Corp.	52,826	1,875
Cleco Corp.	38,814	1,810
IDACORP Inc.	32,207	1,670
Hawaiian Electric Industries Inc.	63,885	1,665
Southwest Gas Corp.	29,721	1,662
Piedmont Natural Gas Co. Inc.	48,720	1,616
UNS Energy Corp.	25,317	1,515
Portland General Electric Co.	50,063	1,512
Black Hills Corp.	28,503	1,497
UIL Holdings Corp.	36,178	1,402
WGL Holdings Inc.	33,271	1,333
ALLETE Inc.	26,214	1,308
New Jersey Resources Corp.	26,859	1,242
PNM Resources Inc.	51,110	1,233
* Dynegy Inc. Class A	54,555	1,174
South Jersey Industries Inc.	20,647	1,155

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Market
				Value
			Shares	($000)
Avista Corp.			38,501	1,085
NorthWestern Corp.			24,718	1,071
Laclede Group Inc.			20,446	931
El Paso Electric Co.			26,236	921
MGE Energy Inc.			15,096	874
Northwest Natural Gas Co.			17,907	767
American States Water Co.			23,618	679
California Water Service Group			26,632	614
Empire District Electric Co.			23,839	541
Ormat Technologies Inc.			11,849	322
Chesapeake Utilities Corp.			4,634	278
Atlantic Power Corp.			78,065	272
SJW Corp.			8,583	256
Middlesex Water Co.			10,426	218
Connecticut Water Service Inc.			6,114	217
Unitil Corp.			6,212	189
York Water Co.			7,846	164
* Genie Energy Ltd. Class B			10,188	104
* Cadiz Inc.			9,960	69
Artesian Resources Corp. Class A			2,320	53
* Pure Cycle Corp.			7,612	48
Delta Natural Gas Co. Inc.			1,541	34
* EuroSite Power Inc.			305	—

				394,338

Total Common Stocks (Cost $6,765,487)				13,093,159

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (26.4%)
U.S. Government Securities (15.9%)
United States Treasury Note/Bond	2.375%	9/30/14	5,740	5,835
United States Treasury Note/Bond	0.250%	10/31/14	225	225
United States Treasury Note/Bond	2.375%	10/31/14	5,150	5,244
United States Treasury Note/Bond	0.375%	11/15/14	14,992	15,020
United States Treasury Note/Bond	4.250%	11/15/14	3,500	3,624
United States Treasury Note/Bond	0.250%	11/30/14	460	460
United States Treasury Note/Bond	2.125%	11/30/14	14,850	15,112
United States Treasury Note/Bond	0.250%	12/15/14	11,375	11,384
United States Treasury Note/Bond	2.625%	12/31/14	14,885	15,246
United States Treasury Note/Bond	0.250%	1/15/15	47,918	47,955
United States Treasury Note/Bond	0.250%	1/31/15	639	639
United States Treasury Note/Bond	2.250%	1/31/15	10,050	10,275
United States Treasury Note/Bond	0.250%	2/15/15	16,778	16,791
United States Treasury Note/Bond	4.000%	2/15/15	10,895	11,356
United States Treasury Note/Bond	11.250%	2/15/15	2,725	3,060
United States Treasury Note/Bond	0.250%	2/28/15	38,640	38,664
United States Treasury Note/Bond	2.375%	2/28/15	250	256
United States Treasury Note/Bond	0.375%	3/15/15	10,950	10,972
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	0.375%	4/15/15	50,170	50,287
United States Treasury Note/Bond	0.125%	4/30/15	165	165
United States Treasury Note/Bond	2.500%	4/30/15	24,625	25,368
United States Treasury Note/Bond	0.250%	5/15/15	14,700	14,709
United States Treasury Note/Bond	4.125%	5/15/15	28,275	29,777
United States Treasury Note/Bond	0.250%	5/31/15	18,779	18,788
United States Treasury Note/Bond	2.125%	5/31/15	3,225	3,311
United States Treasury Note/Bond	0.375%	6/15/15	59,550	59,671
United States Treasury Note/Bond	1.875%	6/30/15	4,575	4,686
United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,520
United States Treasury Note/Bond	0.250%	7/31/15	27,310	27,306
United States Treasury Note/Bond	1.750%	7/31/15	16,800	17,191

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.250%	8/15/15	44,607	44,593
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,417
United States Treasury Note/Bond	0.375%	8/31/15	15,000	15,023
United States Treasury Note/Bond	0.250%	9/15/15	50,100	50,053
United States Treasury Note/Bond	1.250%	9/30/15	760	772
United States Treasury Note/Bond	0.250%	10/15/15	24,715	24,680
United States Treasury Note/Bond	0.375%	11/15/15	15,554	15,564
United States Treasury Note/Bond	4.500%	11/15/15	17,100	18,423
United States Treasury Note/Bond	9.875%	11/15/15	400	471
United States Treasury Note/Bond	1.375%	11/30/15	150	153
United States Treasury Note/Bond	0.250%	12/15/15	24,513	24,459
United States Treasury Note/Bond	0.250%	12/31/15	60,000	59,831
United States Treasury Note/Bond	2.125%	12/31/15	20,000	20,684
United States Treasury Note/Bond	0.375%	1/15/16	24,450	24,442
United States Treasury Note/Bond	2.000%	1/31/16	12,000	12,394
United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,486
United States Treasury Note/Bond	4.500%	2/15/16	23,625	25,666
United States Treasury Note/Bond	2.125%	2/29/16	11,050	11,452
United States Treasury Note/Bond	2.625%	2/29/16	16,850	17,650
United States Treasury Note/Bond	0.375%	3/15/16	11,700	11,682
United States Treasury Note/Bond	2.375%	3/31/16	19,075	19,895
United States Treasury Note/Bond	0.250%	4/15/16	35,425	35,237
United States Treasury Note/Bond	2.000%	4/30/16	120	124
United States Treasury Note/Bond	2.625%	4/30/16	20,000	20,981
United States Treasury Note/Bond	0.250%	5/15/16	58,200	57,836
United States Treasury Note/Bond	5.125%	5/15/16	14,750	16,345
United States Treasury Note/Bond	7.250%	5/15/16	9,065	10,496
United States Treasury Note/Bond	0.500%	6/15/16	9,855	9,844
United States Treasury Note/Bond	1.500%	6/30/16	10,283	10,519
United States Treasury Note/Bond	0.625%	7/15/16	49,090	49,151
United States Treasury Note/Bond	1.500%	7/31/16	5,875	6,009
United States Treasury Note/Bond	0.625%	8/15/16	45,075	45,075
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,173
United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,905
United States Treasury Note/Bond	0.875%	9/15/16	30,000	30,173
United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,665
United States Treasury Note/Bond	3.000%	9/30/16	9,275	9,858
United States Treasury Note/Bond	0.625%	10/15/16	27,875	27,823
United States Treasury Note/Bond	1.000%	10/31/16	13,486	13,587
United States Treasury Note/Bond	0.625%	11/15/16	38,200	38,081
United States Treasury Note/Bond	4.625%	11/15/16	425	472
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,489
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,616
United States Treasury Note/Bond	0.625%	12/15/16	60,000	59,756
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,900
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,466
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,368
United States Treasury Note/Bond	4.625%	2/15/17	200	223
United States Treasury Note/Bond	0.875%	2/28/17	7,000	6,998
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,504
United States Treasury Note/Bond	1.000%	3/31/17	13,845	13,875
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,673
United States Treasury Note/Bond	0.875%	4/30/17	76,275	76,037
United States Treasury Note/Bond	3.125%	4/30/17	52,750	56,459
United States Treasury Note/Bond	4.500%	5/15/17	200	223
United States Treasury Note/Bond	8.750%	5/15/17	6,470	8,130
United States Treasury Note/Bond	0.625%	5/31/17	6,075	5,995
United States Treasury Note/Bond	2.750%	5/31/17	830	878
United States Treasury Note/Bond	0.750%	6/30/17	18,635	18,437
United States Treasury Note/Bond	2.500%	6/30/17	39,650	41,608
United States Treasury Note/Bond	0.500%	7/31/17	6,103	5,973
United States Treasury Note/Bond	2.375%	7/31/17	29,400	30,714
United States Treasury Note/Bond	4.750%	8/15/17	10,950	12,367
United States Treasury Note/Bond	0.625%	8/31/17	8,935	8,767

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	8/31/17	10,025	10,290
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,029
United States Treasury Note/Bond	1.875%	9/30/17	12,600	12,919
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,258
United States Treasury Note/Bond	4.250%	11/15/17	8,020	8,927
United States Treasury Note/Bond	0.625%	11/30/17	11,625	11,331
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,117
United States Treasury Note/Bond	0.875%	1/31/18	765	750
United States Treasury Note/Bond	3.500%	2/15/18	32,425	35,191
United States Treasury Note/Bond	0.625%	4/30/18	5,175	4,989
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,105
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,837
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,873
United States Treasury Note/Bond	1.000%	5/31/18	2,475	2,420
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,660
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,205
United States Treasury Note/Bond	2.375%	6/30/18	23,800	24,674
United States Treasury Note/Bond	1.375%	7/31/18	14,535	14,399
United States Treasury Note/Bond	2.250%	7/31/18	15,075	15,532
United States Treasury Note/Bond	4.000%	8/15/18	1,692	1,876
United States Treasury Note/Bond	1.500%	8/31/18	4,100	4,078
United States Treasury Note/Bond	1.375%	9/30/18	60,300	59,537
United States Treasury Note/Bond	1.250%	10/31/18	12,100	11,858
United States Treasury Note/Bond	1.750%	10/31/18	42,230	42,395
United States Treasury Note/Bond	3.750%	11/15/18	805	883
United States Treasury Note/Bond	1.250%	11/30/18	63,425	62,037
United States Treasury Note/Bond	1.375%	11/30/18	12,488	12,297
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,179
United States Treasury Note/Bond	1.500%	12/31/18	15,100	14,925
United States Treasury Note/Bond	1.250%	1/31/19	27,475	26,780
United States Treasury Note/Bond	2.750%	2/15/19	8,720	9,131
United States Treasury Note/Bond	8.875%	2/15/19	4,350	5,878
United States Treasury Note/Bond	1.375%	2/28/19	7,450	7,292
United States Treasury Note/Bond	1.500%	3/31/19	20,175	19,828
United States Treasury Note/Bond	1.250%	4/30/19	22,000	21,299
United States Treasury Note/Bond	3.125%	5/15/19	7,335	7,812
United States Treasury Note/Bond	1.125%	5/31/19	2,100	2,015
United States Treasury Note/Bond	1.000%	6/30/19	225	214
United States Treasury Note/Bond	0.875%	7/31/19	30,900	29,075
United States Treasury Note/Bond	3.625%	8/15/19	7,697	8,380
United States Treasury Note/Bond	8.125%	8/15/19	972	1,294
United States Treasury Note/Bond	1.000%	8/31/19	25,425	24,027
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,631
United States Treasury Note/Bond	3.375%	11/15/19	21,255	22,843
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,654
United States Treasury Note/Bond	1.125%	12/31/19	5,442	5,136
United States Treasury Note/Bond	1.375%	1/31/20	507	484
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,994
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,478
United States Treasury Note/Bond	1.250%	2/29/20	7,490	7,083
United States Treasury Note/Bond	1.125%	4/30/20	10,800	10,083
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,837
United States Treasury Note/Bond	1.375%	5/31/20	28,815	27,280
United States Treasury Note/Bond	1.875%	6/30/20	18,325	17,861
United States Treasury Note/Bond	2.000%	7/31/20	12,255	12,025
United States Treasury Note/Bond	2.625%	8/15/20	9,925	10,116
United States Treasury Note/Bond	1.750%	10/31/20	46,525	44,577
United States Treasury Note/Bond	2.625%	11/15/20	58,233	59,106
United States Treasury Note/Bond	2.000%	11/30/20	22,350	21,732
United States Treasury Note/Bond	3.625%	2/15/21	425	458
United States Treasury Note/Bond	7.875%	2/15/21	400	543
United States Treasury Note/Bond	3.125%	5/15/21	48,262	50,238
United States Treasury Note/Bond	2.125%	8/15/21	27,115	26,225
United States Treasury Note/Bond	2.000%	11/15/21	59,250	56,454

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	8.000%	11/15/21	4,770	6,617
United States Treasury Note/Bond	2.000%	2/15/22	11,295	10,699
United States Treasury Note/Bond	1.750%	5/15/22	14,758	13,621
United States Treasury Note/Bond	1.625%	11/15/22	18,367	16,548
United States Treasury Note/Bond	2.000%	2/15/23	16,335	15,123
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,481
United States Treasury Note/Bond	1.750%	5/15/23	44,343	39,888
United States Treasury Note/Bond	2.500%	8/15/23	29,410	28,183
United States Treasury Note/Bond	6.250%	8/15/23	8,480	10,873
United States Treasury Note/Bond	2.750%	11/15/23	27,455	26,803
United States Treasury Note/Bond	7.500%	11/15/24	675	952
United States Treasury Note/Bond	6.875%	8/15/25	2,350	3,192
United States Treasury Note/Bond	6.000%	2/15/26	2,345	2,986
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,199
United States Treasury Note/Bond	6.500%	11/15/26	9,410	12,536
United States Treasury Note/Bond	6.125%	11/15/27	6,150	7,980
United States Treasury Note/Bond	5.500%	8/15/28	10,445	12,834
United States Treasury Note/Bond	5.250%	11/15/28	9,875	11,850
United States Treasury Note/Bond	5.250%	2/15/29	8,540	10,248
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,169
United States Treasury Note/Bond	6.250%	5/15/30	6,070	8,082
United States Treasury Note/Bond	5.375%	2/15/31	15,700	19,174
United States Treasury Note/Bond	4.500%	2/15/36	8,250	9,141
United States Treasury Note/Bond	4.750%	2/15/37	200	229
United States Treasury Note/Bond	5.000%	5/15/37	14,248	16,877
United States Treasury Note/Bond	4.375%	2/15/38	14,242	15,426
United States Treasury Note/Bond	3.500%	2/15/39	15,852	14,854
United States Treasury Note/Bond	4.250%	5/15/39	525	557
United States Treasury Note/Bond	4.500%	8/15/39	10,684	11,784
United States Treasury Note/Bond	4.375%	11/15/39	22,036	23,833
United States Treasury Note/Bond	4.625%	2/15/40	16,510	18,553
United States Treasury Note/Bond	4.375%	5/15/40	950	1,027
United States Treasury Note/Bond	3.875%	8/15/40	9,315	9,271
United States Treasury Note/Bond	4.250%	11/15/40	6,140	6,503
United States Treasury Note/Bond	4.750%	2/15/41	19,838	22,721
United States Treasury Note/Bond	3.125%	11/15/41	19,025	16,347
United States Treasury Note/Bond	3.125%	2/15/42	11,050	9,479
United States Treasury Note/Bond	3.000%	5/15/42	12,925	10,782
United States Treasury Note/Bond	2.750%	8/15/42	23,725	18,702
United States Treasury Note/Bond	2.750%	11/15/42	68,535	53,897
United States Treasury Note/Bond	3.125%	2/15/43	442	376
United States Treasury Note/Bond	2.875%	5/15/43	2,585	2,084
United States Treasury Note/Bond	3.625%	8/15/43	39,284	36,908
				3,441,346
Agency Bonds and Notes (1.5%)
Arab Republic of Egypt	4.450%	9/15/15	1,400	1,495
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	129
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	180
2 Federal Farm Credit Banks	0.270%	2/24/15	7,000	6,996
2 Federal Farm Credit Banks	0.500%	6/23/15	500	501
2 Federal Farm Credit Banks	1.500%	11/16/15	350	357
2 Federal Farm Credit Banks	1.050%	3/28/16	250	253
2 Federal Farm Credit Banks	5.125%	8/25/16	925	1,032
2 Federal Farm Credit Banks	4.875%	1/17/17	850	951
2 Federal Farm Credit Banks	3.500%	12/20/23	500	495
2 Federal Home Loan Banks	0.250%	1/16/15	1,300	1,301
2 Federal Home Loan Banks	0.250%	2/20/15	8,600	8,595
2 Federal Home Loan Banks	0.375%	8/28/15	3,000	3,001
2 Federal Home Loan Banks	5.625%	6/13/16	300	333
2 Federal Home Loan Banks	0.375%	6/24/16	1,500	1,489
2 Federal Home Loan Banks	5.125%	10/19/16	2,825	3,158
2 Federal Home Loan Banks	4.750%	12/16/16	4,170	4,651
2 Federal Home Loan Banks	0.625%	12/28/16	1,200	1,194
2 Federal Home Loan Banks	4.875%	5/17/17	900	1,016

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,496
2 Federal Home Loan Banks	4.875%	9/8/17	405	457
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,687
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,697
2 Federal Home Loan Banks	5.375%	8/15/18	225	260
2 Federal Home Loan Banks	1.875%	3/13/20	500	482
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,265
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,908
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,150
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,878
2 Federal Home Loan Banks	2.125%	3/10/23	4,000	3,556
2 Federal Home Loan Banks	5.375%	8/15/24	815	932
2 Federal Home Loan Banks	5.500%	7/15/36	1,275	1,466
3 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,130	1,163
3 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	4,011
3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	8,257	8,767
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,023
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,322
3 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,699
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,151
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,479
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	12,005
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,030
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,606
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	4,000	4,030
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	1,575	1,569
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	5,500	5,472
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,500
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,118
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,201
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,751
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,946
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,091
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,766
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,857
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,624
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,407
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,780
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,666
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	354
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	3,707
3 Federal National Mortgage Assn.	0.375%	3/16/15	2,250	2,251
3 Federal National Mortgage Assn.	0.500%	5/27/15	2,200	2,207
3 Federal National Mortgage Assn.	0.500%	7/2/15	550	551
3 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,032
3 Federal National Mortgage Assn.	2.000%	9/21/15	405	416
3 Federal National Mortgage Assn.	0.500%	9/28/15	22,600	22,650
3 Federal National Mortgage Assn.	4.375%	10/15/15	2,350	2,516
3 Federal National Mortgage Assn.	1.625%	10/26/15	5,870	6,000
3 Federal National Mortgage Assn.	0.375%	12/21/15	1,775	1,774
3 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,362
3 Federal National Mortgage Assn.	0.500%	3/30/16	2,725	2,724
3 Federal National Mortgage Assn.	2.375%	4/11/16	6,475	6,743
3 Federal National Mortgage Assn.	0.375%	7/5/16	2,000	1,987
3 Federal National Mortgage Assn.	0.625%	8/26/16	2,500	2,495
3 Federal National Mortgage Assn.	5.250%	9/15/16	1,350	1,513
3 Federal National Mortgage Assn.	1.250%	9/28/16	7,255	7,354
3 Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,155
3 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,756
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,223
3 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,645
3 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	15,887
3 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,945
3 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,848

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,442
3	Federal National Mortgage Assn.	1.875%	9/18/18	7,300	7,327
3	Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,322
3	Federal National Mortgage Assn.	0.000%	10/9/19	1,110	940
3	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,901
3	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,768
3	Federal National Mortgage Assn.	6.625%	11/15/30	1,320	1,715
3	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,495
2	Financing Corp.	9.800%	4/6/18	500	667
2	Financing Corp.	9.650%	11/2/18	475	637
	Hashemite Kingdom of Jordan	2.503%	10/30/20	750	732
	Private Export Funding Corp.	1.375%	2/15/17	175	177
	Private Export Funding Corp.	2.250%	12/15/17	200	205
	Private Export Funding Corp.	1.875%	7/15/18	300	300
	Private Export Funding Corp.	4.375%	3/15/19	350	387
	Private Export Funding Corp.	1.450%	8/15/19	250	238
	Private Export Funding Corp.	4.300%	12/15/21	175	188
	Private Export Funding Corp.	2.800%	5/15/22	200	192
	Private Export Funding Corp.	2.050%	11/15/22	4,175	3,706
	Private Export Funding Corp.	2.450%	7/15/24	525	469
	State of Israel	5.500%	12/4/23	375	432
	State of Israel	5.500%	4/26/24	1,400	1,616
2	Tennessee Valley Authority	4.500%	4/1/18	655	725
2	Tennessee Valley Authority	1.750%	10/15/18	600	596
2	Tennessee Valley Authority	3.875%	2/15/21	905	955
2	Tennessee Valley Authority	1.875%	8/15/22	425	377
2	Tennessee Valley Authority	6.750%	11/1/25	2,100	2,660
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,630
2	Tennessee Valley Authority	4.650%	6/15/35	500	497
2	Tennessee Valley Authority	5.880%	4/1/36	285	329
2	Tennessee Valley Authority	5.500%	6/15/38	225	248
2	Tennessee Valley Authority	5.250%	9/15/39	425	447
2	Tennessee Valley Authority	3.500%	12/15/42	950	750
2	Tennessee Valley Authority	5.375%	4/1/56	580	587
2	Tennessee Valley Authority	4.625%	9/15/60	519	461
					323,608
Conventional Mortgage-Backed Securities (8.7%)
3,4	Fannie Mae Pool	2.000%	10/1/28	4,082	3,925
3,4,5	Fannie Mae Pool	2.500%	6/1/27–1/1/43	47,285	46,675
3,4,5	Fannie Mae Pool	3.000%	11/1/26–1/1/44	141,567	138,546
3,4,5	Fannie Mae Pool	3.500%	9/1/25–1/1/44	164,277	165,911
3,4,5	Fannie Mae Pool	4.000%	7/1/18–1/1/44	150,423	156,243
3,4,5	Fannie Mae Pool	4.500%	3/1/18–1/1/44	105,319	112,052
3,4,5	Fannie Mae Pool	5.000%	3/1/17–1/1/44	81,954	89,059
3,4,5	Fannie Mae Pool	5.500%	11/1/16–1/1/44	65,856	72,449
3,4	Fannie Mae Pool	6.000%	2/1/14–1/1/44	44,244	49,272
3,4	Fannie Mae Pool	6.500%	4/1/14–10/1/39	15,650	17,508
3,4	Fannie Mae Pool	7.000%	7/1/14–11/1/37	4,872	5,517
3,4	Fannie Mae Pool	7.500%	4/1/15–12/1/32	499	562
3,4	Fannie Mae Pool	8.000%	7/1/15–11/1/30	83	89
3,4	Fannie Mae Pool	8.500%	11/1/18–7/1/30	65	74
3,4	Fannie Mae Pool	9.000%	7/1/22–8/1/26	25	26
3,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	3	4
3,4	Freddie Mac Gold Pool	2.000%	8/1/28	1,319	1,265
3,4,5	Freddie Mac Gold Pool	2.500%	7/1/28–2/1/43	39,110	38,577
3,4,5	Freddie Mac Gold Pool	3.000%	1/1/27–1/1/44	74,759	73,101
3,4,5	Freddie Mac Gold Pool	3.500%	8/1/25–1/1/44	89,212	89,641
3,4,5	Freddie Mac Gold Pool	4.000%	7/1/18–1/1/44	81,743	84,534
3,4,5	Freddie Mac Gold Pool	4.500%	9/1/15–1/1/44	67,079	71,154
3,4,5	Freddie Mac Gold Pool	5.000%	4/1/17–1/1/44	44,881	48,446
3,4	Freddie Mac Gold Pool	5.500%	1/1/14–6/1/41	36,455	39,989
3,4,5	Freddie Mac Gold Pool	6.000%	2/1/14–1/1/44	24,771	27,491

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Freddie Mac Gold Pool	6.500%	1/1/14–3/1/39	6,912	7,725
3,4	Freddie Mac Gold Pool	7.000%	9/1/14–12/1/38	1,807	2,050
3,4	Freddie Mac Gold Pool	7.500%	11/1/14–1/1/32	254	289
3,4	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	284	317
3,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	25	30
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	20	23
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	3	4
3,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	4	4
4,5	Ginnie Mae I Pool	3.000%	1/15/26–1/1/44	16,085	15,631
4,5	Ginnie Mae I Pool	3.500%	11/15/25–1/1/44	18,700	18,952
4,5	Ginnie Mae I Pool	4.000%	10/15/24–1/1/44	30,030	31,289
4,5	Ginnie Mae I Pool	4.500%	8/15/18–1/1/44	42,881	45,864
4,5	Ginnie Mae I Pool	5.000%	1/15/18–1/1/44	26,513	28,826
4	Ginnie Mae I Pool	5.500%	3/15/15–6/15/41	13,684	15,100
4	Ginnie Mae I Pool	6.000%	6/15/14–12/15/40	9,763	10,867
4	Ginnie Mae I Pool	6.500%	7/15/14–8/15/39	2,962	3,252
4	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,112	1,253
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	327	365
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	230	250
4	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	29	31
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	37	39
4	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,721	1,729
4,5	Ginnie Mae II Pool	3.000%	2/20/27–1/1/44	62,091	60,344
4,5	Ginnie Mae II Pool	3.500%	9/20/25–1/1/44	100,371	101,493
4,5	Ginnie Mae II Pool	4.000%	9/20/25–1/1/44	66,091	68,852
4,5	Ginnie Mae II Pool	4.500%	11/20/35–1/1/44	65,263	70,095
4	Ginnie Mae II Pool	5.000%	3/20/18–1/1/44	38,834	42,436
4	Ginnie Mae II Pool	5.500%	11/20/34–9/20/41	12,478	13,748
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	7,128	7,956
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	2,377	2,667
4	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	394	443
					1,884,037
Nonconventional Mortgage-Backed Securities (0.3%)
3,4,6	Fannie Mae Pool	1.438%	4/1/37	72	75
3,4,6	Fannie Mae Pool	1.961%	9/1/37	178	191
3,4	Fannie Mae Pool	2.111%	3/1/43	835	820
3,4	Fannie Mae Pool	2.197%	9/1/42	664	662
3,4	Fannie Mae Pool	2.198%	12/1/41	521	547
3,4	Fannie Mae Pool	2.204%	6/1/43	901	893
3,4,6	Fannie Mae Pool	2.224%	8/1/37	169	179
3,4,6	Fannie Mae Pool	2.225%	12/1/33	69	72
3,4	Fannie Mae Pool	2.243%	10/1/42	535	534
3,4,6	Fannie Mae Pool	2.258%	11/1/36	346	369
3,4	Fannie Mae Pool	2.267%	7/1/43	977	941
3,4,6	Fannie Mae Pool	2.273%	9/1/34	84	88
3,4,6	Fannie Mae Pool	2.278%	8/1/35	231	247
3,4	Fannie Mae Pool	2.407%	7/1/42	809	812
3,4	Fannie Mae Pool	2.408%	5/1/42	1,591	1,598
3,4,6	Fannie Mae Pool	2.415%	6/1/36	5	6
3,4,6	Fannie Mae Pool	2.440%	2/1/36	160	163
3,4	Fannie Mae Pool	2.446%	5/1/43	1,871	1,812
3,4	Fannie Mae Pool	2.472%	10/1/42	995	1,001
3,4	Fannie Mae Pool	2.515%	12/1/40	466	470
3,4	Fannie Mae Pool	2.528%	10/1/40	315	319
3,4,6	Fannie Mae Pool	2.553%	1/1/35	260	280
3,4,6	Fannie Mae Pool	2.560%	11/1/33	88	95
3,4,6	Fannie Mae Pool	2.604%	1/1/37	260	280
3,4	Fannie Mae Pool	2.617%	11/1/41	460	468
3,4	Fannie Mae Pool	2.623%	12/1/41	479	483
3,4	Fannie Mae Pool	2.674%	1/1/42	502	511
3,4	Fannie Mae Pool	2.770%	3/1/42	905	925

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	2.782%	1/1/42	602	613
3,4	Fannie Mae Pool	2.804%	3/1/41	347	356
3,4	Fannie Mae Pool	2.826%	11/1/41	447	458
3,4	Fannie Mae Pool	2.912%	12/1/40	203	206
3,4	Fannie Mae Pool	2.934%	5/1/42	333	354
3,4	Fannie Mae Pool	2.994%	3/1/42	626	663
3,4,6	Fannie Mae Pool	3.000%	11/1/34	143	150
3,4	Fannie Mae Pool	3.035%	3/1/41	500	509
3,4	Fannie Mae Pool	3.065%	2/1/42	538	568
3,4	Fannie Mae Pool	3.085%	2/1/41	357	366
3,4	Fannie Mae Pool	3.126%	2/1/41	182	187
3,4	Fannie Mae Pool	3.151%	2/1/41	214	220
3,4	Fannie Mae Pool	3.152%	12/1/40	200	203
3,4	Fannie Mae Pool	3.192%	9/1/40	146	148
3,4	Fannie Mae Pool	3.223%	8/1/40	186	189
3,4	Fannie Mae Pool	3.224%	12/1/40	204	208
3,4	Fannie Mae Pool	3.265%	1/1/41	303	316
3,4	Fannie Mae Pool	3.266%	10/1/40	254	259
3,4	Fannie Mae Pool	3.291%	5/1/41	458	475
3,4	Fannie Mae Pool	3.294%	1/1/40	295	306
3,4	Fannie Mae Pool	3.296%	11/1/40	203	207
3,4	Fannie Mae Pool	3.306%	7/1/42	400	430
3,4	Fannie Mae Pool	3.333%	8/1/42	609	631
3,4	Fannie Mae Pool	3.407%	1/1/40	464	483
3,4	Fannie Mae Pool	3.408%	5/1/40	124	126
3,4	Fannie Mae Pool	3.431%	12/1/39	584	611
3,4	Fannie Mae Pool	3.495%	5/1/40	99	101
3,4	Fannie Mae Pool	3.517%	10/1/39	135	141
3,4	Fannie Mae Pool	3.519%	3/1/40	520	543
3,4	Fannie Mae Pool	3.554%	6/1/41	103	107
3,4	Fannie Mae Pool	3.563%	7/1/41	572	592
3,4	Fannie Mae Pool	3.580%	8/1/39	130	134
3,4	Fannie Mae Pool	3.587%	11/1/39	78	82
3,4	Fannie Mae Pool	3.644%	4/1/41	299	308
3,4	Fannie Mae Pool	3.662%	11/1/39	98	102
3,4	Fannie Mae Pool	3.693%	7/1/39	64	67
3,4	Fannie Mae Pool	3.698%	5/1/40	956	999
3,4	Fannie Mae Pool	3.748%	6/1/41	468	488
3,4	Fannie Mae Pool	3.816%	9/1/40	377	390
3,4	Fannie Mae Pool	3.827%	2/1/40	600	624
3,4	Fannie Mae Pool	4.211%	12/1/39	391	409
3,4,6	Fannie Mae Pool	4.218%	10/1/38	222	235
3,4	Fannie Mae Pool	5.148%	3/1/38	129	136
3,4,6	Fannie Mae Pool	5.167%	11/1/39	219	236
3,4	Fannie Mae Pool	5.243%	7/1/36	89	93
3,4,6	Fannie Mae Pool	5.333%	8/1/39	486	524
3,4	Fannie Mae Pool	5.675%	4/1/37	292	308
3,4	Fannie Mae Pool	5.794%	12/1/37	268	280
3,4	Fannie Mae Pool	6.014%	7/1/37	35	38
3,4	Fannie Mae Pool	6.116%	10/1/37	261	275
3,4,6	Freddie Mac Non Gold Pool	2.064%	1/1/37	214	227
3,4,6	Freddie Mac Non Gold Pool	2.220%	7/1/35	174	185
3,4,6	Freddie Mac Non Gold Pool	2.291%	10/1/37	68	71
3,4,6	Freddie Mac Non Gold Pool	2.357%	12/1/34	100	104
3,4,6	Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/36	196	206
3,4,6	Freddie Mac Non Gold Pool	2.386%	12/1/36	89	93
3,4,6	Freddie Mac Non Gold Pool	2.539%	8/1/37	216	230
3,4,6	Freddie Mac Non Gold Pool	2.548%	12/1/35	132	140
3,4	Freddie Mac Non Gold Pool	2.575%	2/1/42	305	320
3,4,6	Freddie Mac Non Gold Pool	2.602%	1/1/35	23	26
3,4	Freddie Mac Non Gold Pool	2.624%	12/1/40	206	209
3,4	Freddie Mac Non Gold Pool	2.696%	11/1/40	128	130
3,4	Freddie Mac Non Gold Pool	2.720%	12/1/40	487	497

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Freddie Mac Non Gold Pool	2.758%	2/1/42	451	477
3,4	Freddie Mac Non Gold Pool	2.783%	1/1/41	280	284
3,4	Freddie Mac Non Gold Pool	2.887%	2/1/41	434	451
3,4	Freddie Mac Non Gold Pool	2.957%	2/1/41	130	135
3,4	Freddie Mac Non Gold Pool	3.085%	3/1/41	169	177
3,4	Freddie Mac Non Gold Pool	3.088%	6/1/41	217	224
3,4,6	Freddie Mac Non Gold Pool	3.140%	12/1/36	88	93
3,4	Freddie Mac Non Gold Pool	3.144%	11/1/40	249	255
3,4	Freddie Mac Non Gold Pool	3.238%	6/1/40	159	163
3,4	Freddie Mac Non Gold Pool	3.356%	5/1/40	66	68
3,4	Freddie Mac Non Gold Pool	3.420%	3/1/42	699	736
3,4	Freddie Mac Non Gold Pool	3.457%	8/1/40	383	393
3,4	Freddie Mac Non Gold Pool	3.464%	5/1/40	76	78
3,4	Freddie Mac Non Gold Pool	3.487%	4/1/40	185	193
3,4	Freddie Mac Non Gold Pool	3.550%	11/1/39	464	484
3,4	Freddie Mac Non Gold Pool	3.585%	6/1/40	116	120
3,4	Freddie Mac Non Gold Pool	3.625%	6/1/40	192	197
3,4	Freddie Mac Non Gold Pool	3.645%	1/1/40	206	214
3,4	Freddie Mac Non Gold Pool	3.670%	9/1/40	596	613
3,4	Freddie Mac Non Gold Pool	4.029%	3/1/40	589	616
3,4,6	Freddie Mac Non Gold Pool	4.277%	3/1/37	31	33
3,4	Freddie Mac Non Gold Pool	4.507%	5/1/38	18	19
3,4	Freddie Mac Non Gold Pool	4.753%	12/1/35	305	322
3,4	Freddie Mac Non Gold Pool	4.814%	10/1/36	115	119
3,4	Freddie Mac Non Gold Pool	5.250%	3/1/38	294	311
3,4	Freddie Mac Non Gold Pool	5.365%	1/1/38	47	50
3,4	Freddie Mac Non Gold Pool	5.473%	2/1/36	121	126
3,4	Freddie Mac Non Gold Pool	5.749%	9/1/37	630	667
3,4	Freddie Mac Non Gold Pool	5.780%	10/1/37	5	5
3,4	Freddie Mac Non Gold Pool	5.867%	5/1/37	459	485
3,4	Freddie Mac Non Gold Pool	6.328%	2/1/37	48	51
4	Ginnie Mae II Pool	2.000%	6/20/43	905	908
4	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	5,333	5,528
4,	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	2,839	2,916
4,	Ginnie Mae II Pool	3.500%	10/20/39–10/20/41	2,592	2,725
4	Ginnie Mae II Pool	3.750%	1/20/40	458	470
4,	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	3,363	3,484
4,6	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	57	58

					57,981

Total U.S. Government and Agency Obligations (Cost $5,744,694)					5,706,972

Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
4	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	207	230
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	403	405
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	211	212
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	364
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	150	150
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	101
4	AmeriCredit Automobile Receivables Trust 2012-1	1.230%	9/8/16	100	100
4	AmeriCredit Automobile Receivables Trust 2013-1	0.610%	10/10/17	108	108
4	AmeriCredit Automobile Receivables Trust 2013-2	0.650%	12/8/17	74	74
4	AmeriCredit Automobile Receivables Trust 2013-3	0.920%	4/9/18	203	203
4	AmeriCredit Automobile Receivables Trust 2013-4	0.960%	4/9/18	80	80
4	Banc of America Commercial Mortgage Trust 2004-3	5.556%	6/10/39	105	106
4	Banc of America Commercial Mortgage Trust 2004-4	4.877%	7/10/42	1,174	1,188
4	Banc of America Commercial Mortgage Trust 2005-1	5.171%	11/10/42	120	121
4	Banc of America Commercial Mortgage Trust 2005-2	4.857%	7/10/43	165	172
4	Banc of America Commercial Mortgage Trust 2005-5	5.115%	10/10/45	810	856
4	Banc of America Commercial Mortgage Trust 2005-6	5.184%	9/10/47	260	276
4	Banc of America Commercial Mortgage Trust 2005-6	5.184%	9/10/47	245	264
4	Banc of America Commercial Mortgage Trust 2006-1	5.372%	9/10/45	763	818
4	Banc of America Commercial Mortgage Trust 2006-1	5.421%	9/10/45	50	54
4	Banc of America Commercial Mortgage Trust 2006-2	5.734%	5/10/45	945	1,030

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Banc of America Commercial Mortgage Trust 2006-2	5.769%	5/10/45	160	169
4 Banc of America Commercial Mortgage Trust 2006-4	5.634%	7/10/46	1,780	1,928
4 Banc of America Commercial Mortgage Trust 2006-5	5.414%	9/10/47	905	980
4 Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	200	211
4 Banc of America Commercial Mortgage Trust 2008-1	6.207%	2/10/51	1,400	1,586
4 Bear Stearns Commercial Mortgage Securities Trust
2004-PWR6	4.825%	11/11/41	190	195
4 Bear Stearns Commercial Mortgage Securities Trust
2004-PWR6	4.868%	11/11/41	100	103
4 Bear Stearns Commercial Mortgage Securities Trust
2004-TOP14	5.200%	1/12/41	57	57
4 Bear Stearns Commercial Mortgage Securities Trust
2005-PWR10	5.405%	12/11/40	930	984
4 Bear Stearns Commercial Mortgage Securities Trust
2005-PWR8	4.750%	6/11/41	200	206
4 Bear Stearns Commercial Mortgage Securities Trust
2005-TOP18	4.933%	2/13/42	332	345
4 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR11	5.439%	3/11/39	585	627
4 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR12	5.751%	9/11/38	275	299
4 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR13	5.582%	9/11/41	160	177
4 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP22	5.579%	4/12/38	570	615
4 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP22	5.579%	4/12/38	250	271
4 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP24	5.568%	10/12/41	425	466
4 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR16	5.654%	6/11/40	198	201
4 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR16	5.706%	6/11/40	535	601
4 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17	5.694%	6/11/50	770	857
4 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17	5.887%	6/11/50	735	829
4 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR18	5.700%	6/11/50	850	952
4 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP26	5.471%	1/12/45	323	357
4 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP26	5.513%	1/12/45	335	362
4 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP28	5.742%	9/11/42	1,945	2,187
4 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	214
4 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	230	230
4 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	230
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	136
4 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	450	451
4 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	301
4 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	302
4 Capital One Multi-asset Execution Trust 2006-A3	5.050%	12/17/18	3,500	3,809
4 Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	631
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	144
4 Carmax Auto Owner Trust 2013-2	0.640%	1/16/18	234	234
4 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	96
4 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	270	272
4 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	141
4 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	125	125
4 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
4 CD 2005-CD1 Commercial Mortgage Trust	5.218%	7/15/44	600	635
4 CD 2005-CD1 Commercial Mortgage Trust	5.218%	7/15/44	300	321
4 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,300	1,398

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	468
4	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	48	48
4	CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	2,440	2,694
4	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,764	1,979
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	139	151
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	93
4	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	765
4	Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,125
4	Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	361
4	Chase Issuance Trust 2012-A7	2.160%	9/16/24	914	836
4	Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	771
4	Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	643
4	Citibank Credit Card Issuance Trust 2004-A8	4.900%	12/12/16	635	659
4	Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	300	314
4	Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	868
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	631
4	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	621	708
4	Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	1,075	1,097
4	Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	350
4	Citigroup Commercial Mortgage Trust 2005-C3	4.830%	5/15/43	1,085	1,132
4	Citigroup Commercial Mortgage Trust 2006-C4	5.778%	3/15/49	1,100	1,194
4	Citigroup Commercial Mortgage Trust 2006-C4	5.778%	3/15/49	500	545
4	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	200	218
4	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	230	253
4	Citigroup Commercial Mortgage Trust 2007-C6	5.705%	12/10/49	1,050	1,183
4	Citigroup Commercial Mortgage Trust 2008-C7	6.132%	12/10/49	1,343	1,519
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	225	215
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	94
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	95
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	225	232
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	231
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	250	259
4	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	77
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	281
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	103
4	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	103
4	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.770%	5/15/46	1,000	1,110
4	COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	65	66
4	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,170	1,232
4	COMM 2006-C7 Mortgage Trust	5.752%	6/10/46	1,050	1,139
4	COMM 2006-C7 Mortgage Trust	5.777%	6/10/46	200	216
4	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	900	1,016
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	139
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	187
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	216
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	329
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	205
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	203
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	263
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	338
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	209
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	74	74
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	128
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	127
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	174
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	126
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	76
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	50
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	10/10/46	75	75
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	10/10/46	75	77
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/46	50	51
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	10/10/46	450	462
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	10/10/46	150	153
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	174

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	144
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	220
4	COMM 2013-CCRE9 Mortgage Trust	4.237%	7/10/45	365	378
4	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	165
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	236
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	236
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	260
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	145
4	Commercial Mortgage Trust 2004-GG1	5.317%	6/10/36	446	449
4	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,775	1,827
4	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	225	233
4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,788	1,881
4	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	292
4	Commercial Mortgage Trust 2006-GG7	5.820%	7/10/38	280	305
4	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	75	80
4,7	Commercial Mortgages Lease-Backed Certificates
	Series 2001-CMLB-1	6.746%	6/20/31	320	335
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.465%	2/15/39	400	431
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.465%	2/15/39	240	257
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.465%	2/15/39	695	741
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.791%	6/15/38	225	244
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.791%	6/15/38	947	1,031
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C4	5.509%	9/15/39	175	188
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C5	5.311%	12/15/39	460	498
4	Credit Suisse Commercial Mortgage Trust Series 2007-
	C1	5.383%	2/15/40	696	752
4	Credit Suisse Commercial Mortgage Trust Series 2007-
	C3	5.683%	6/15/39	490	536
4	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	846	870
4	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	218	226
4	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	157
4	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	85
4	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	168
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	984
4	Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	216	217
4	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	93	93
4	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	402
4	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	86	86
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	289	289
4	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	190	190
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	100	100
4	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	249	250
4	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	84
4	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	500	500
4	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
4	Ford Credit Floorplan Master Owner Trust A Series
	2013-5	1.500%	9/15/18	350	353
4	GE Capital Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	409	394
4	GE Commercial Mortgage Corp. Series 2005-C3 Trust	4.974%	7/10/45	315	331
4	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.280%	3/10/44	950	1,014
4	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.280%	3/10/44	325	353
4	GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	850	912
4	GMAC Commercial Mortgage Securities Inc. Series
	2004-C1 Trust	4.908%	3/10/38	29	29
4	GMAC Commercial Mortgage Securities Inc. Series
	2004-C3 Trust	4.864%	12/10/41	1,275	1,307

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 GMAC Commercial Mortgage Securities Inc. Series
2005-C1 Trust	4.754%	5/10/43	275	286
4 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	825	836
4 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	70	70
4 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,552
4 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	266
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	147
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	759
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	438
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	304
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	231
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	87
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	260
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	112
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	196
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	140
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	697
4 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	216
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	103
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	129
4 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	125	125
4 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	325
4 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	359	359
4 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	286
4 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	111	111
4 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	110
4 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	150	150
4 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	199
4 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	185	184
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	306
4 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	325	325
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
4 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	130	130
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	210	212
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC10	4.654%	1/12/37	99	99
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC8	4.404%	1/12/39	109	109
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2004-CIBC9	5.569%	6/12/41	1,166	1,186
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC11	5.389%	8/12/37	144	150
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC13	5.285%	1/12/43	125	134
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP2	4.780%	7/15/42	346	364
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP4	4.918%	10/15/42	994	1,044
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.200%	12/15/44	438	466
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.242%	12/15/44	175	190
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.321%	12/15/44	70	74
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC14	5.445%	12/12/44	150	161
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC16	5.593%	5/12/45	569	622
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP6	5.475%	4/15/43	336	364
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.863%	4/15/45	1,125	1,223

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.863%	4/15/45	180	198
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP8	5.440%	5/15/45	225	246
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP8	5.447%	5/15/45	40	40
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC18	5.440%	6/12/47	880	963
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,695
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.874%	2/12/51	295	334
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP11	5.806%	6/15/49	575	640
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP12	5.882%	2/15/51	1,675	1,861
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C6	3.507%	5/15/45	550	545
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C8	2.829%	10/15/45	1,735	1,634
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-CIBX	3.483%	6/15/45	433	432
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.143%	12/15/47	146	140
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.372%	12/15/47	109	104
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.674%	12/15/46	150	154
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.881%	12/15/46	200	201
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.166%	12/15/46	300	307
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.517%	12/15/46	150	154
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.944%	12/15/46	150	154
4 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-LC11	2.960%	4/15/46	173	162
4 JPMBB Commercial Mortgage Securities Trust 2013-
C12	3.664%	7/15/45	122	121
4 JPMBB Commercial Mortgage Securities Trust 2013-
C12	4.027%	7/15/45	81	81
4 JPMBB Commercial Mortgage Securities Trust 2013-
C14	3.761%	8/15/46	240	247
4 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.133%	8/15/46	650	666
4 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.409%	8/15/46	180	185
4 JPMBB Commercial Mortgage Securities Trust 2013-
C15	1.233%	11/15/45	151	151
4 JPMBB Commercial Mortgage Securities Trust 2013-
C15	2.977%	11/15/45	620	635
4 JPMBB Commercial Mortgage Securities Trust 2013-
C15	3.659%	11/15/45	65	66
4 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.131%	11/15/45	435	445
4 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.420%	11/15/45	250	255
4 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.003%	1/15/47	250	255
4 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.705%	1/15/47	188	191
4 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.199%	1/15/47	625	635

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.458%	1/15/47	125	127
4 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.887%	1/15/47	188	188
4 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	1,298	1,321
4 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	575	590
4 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	665	693
4 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	78
4 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	1,860	1,953
4 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	329
4 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	1,975	2,128
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,050
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	276
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	194
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	757	833
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	543	596
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	861	964
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.151%	4/15/41	525	601
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.151%	4/15/41	260	293
4 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	100	100
4 Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	83	83
4 Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	83	83
4 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	147
4 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,867	2,004
4 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	1,010	1,046
4 Merrill Lynch Mortgage Trust 2006-C1	5.676%	5/12/39	100	109
4 Merrill Lynch Mortgage Trust 2006-C1	5.676%	5/12/39	1,210	1,296
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	268
4 Merrill Lynch Mortgage Trust 2007-C1	5.859%	6/12/50	1,795	1,987
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	750	839
4 ML-CFC Commercial Mortgage Trust 2006-2	5.886%	6/12/46	900	982
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	174
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	299
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,685	1,833
4 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	104	104
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	573
4 Morgan Stanley Bank of America Merrill Lynch Trust
2012-C5	3.176%	8/15/45	175	169
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C10	4.083%	7/15/46	2,000	2,044
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.219%	8/15/46	240	247
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.419%	8/15/46	120	122
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	3.001%	10/15/46	320	329
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	4.259%	10/15/46	320	331
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	2.936%	11/15/46	150	153
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.039%	11/15/46	300	304
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.744%	11/15/46	150	154
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	2.918%	2/15/46	179	168
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	3.214%	2/15/46	36	34
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.134%	12/15/48	225	215
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.376%	12/15/48	100	95
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.102%	5/15/46	150	142

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.456%	5/15/46	125	119
4 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	988	1,000
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	645	654
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	320	323
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	409	420
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,795
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	189
4 Morgan Stanley Capital I Trust 2005-HQ7	5.207%	11/14/42	900	949
4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,348	1,425
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	176
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	238	244
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	67
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	430	448
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,893	2,063
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	407
4 Morgan Stanley Capital I Trust 2006-HQ8	5.417%	3/12/44	575	616
4 Morgan Stanley Capital I Trust 2006-HQ8	5.466%	3/12/44	375	408
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	277
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	244
4 Morgan Stanley Capital I Trust 2006-IQ11	5.668%	10/15/42	745	798
4 Morgan Stanley Capital I Trust 2006-IQ11	5.672%	10/15/42	30	32
4 Morgan Stanley Capital I Trust 2006-IQ11	5.672%	10/15/42	200	212
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	670	728
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	592
4 Morgan Stanley Capital I Trust 2006-TOP23	5.810%	8/12/41	110	120
4 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	51	53
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,517
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,466	1,633
4 Morgan Stanley Capital I Trust 2007-IQ16	6.094%	12/12/49	225	254
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	369
4 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	1,195	1,338
4 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	300	332
4 Morgan Stanley Capital I Trust 2008-TOP29	6.281%	1/11/43	635	733
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	638
4 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	295
4 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	322	322
4 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	672
4 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	165	166
4 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	121
4 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	300	300
4 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	225
7 Northern Rock Asset Management plc	5.625%	6/22/17	500	563
4 PSE&G Transition Funding LLC Series 2001-1	6.890%	12/15/17	2,000	2,163
7 Royal Bank of Canada	3.125%	4/14/15	425	439
4 Royal Bank of Canada	0.625%	12/5/16	500	500
4 Royal Bank of Canada	1.200%	9/19/18	850	841
4 Royal Bank of Canada	2.000%	10/1/19	2,000	1,989
4 Santander Drive Auto Receivables Trust 2013-1	0.620%	6/15/17	287	287
4 Santander Drive Auto Receivables Trust 2013-2	0.700%	9/15/17	364	364
4 Santander Drive Auto Receivables Trust 2013-3	0.700%	10/16/17	195	195
4 Santander Drive Auto Receivables Trust 2013-4	1.110%	12/15/17	150	151
4 TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.565%	8/15/39	160	170
4 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	636
4 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	70	70
4 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145
4 UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	278
4 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	168
4 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	72
4 Volkswagen Auto Loan Enhanced Trust 2012-1	1.150%	7/20/18	724	730
4 Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	150	150
4 Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	75	75
4 Wachovia Bank Commercial Mortgage Trust Series
2004-C12	5.289%	7/15/41	434	440

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Wachovia Bank Commercial Mortgage Trust Series
2004-C15	4.803%	10/15/41	1,150	1,179
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C17	5.083%	3/15/42	400	415
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C17	5.224%	3/15/42	125	130
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.699%	5/15/44	1,014	1,055
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.750%	5/15/44	65	68
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.793%	5/15/44	150	158
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C20	5.118%	7/15/42	691	727
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C21	5.239%	10/15/44	60	63
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C21	5.239%	10/15/44	883	934
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C22	5.289%	12/15/44	1,550	1,645
4 Wachovia Bank Commercial Mortgage Trust Series
2005-C22	5.339%	12/15/44	50	53
4 Wachovia Bank Commercial Mortgage Trust Series
2006-C25	5.724%	5/15/43	800	862
4 Wachovia Bank Commercial Mortgage Trust Series
2006-C26	5.967%	6/15/45	121	133
4 Wachovia Bank Commercial Mortgage Trust Series
2006-C27	5.765%	7/15/45	802	866
4 Wachovia Bank Commercial Mortgage Trust Series
2006-C28	5.679%	10/15/48	455	457
4 Wachovia Bank Commercial Mortgage Trust Series
2006-C29	5.339%	11/15/48	375	412
4 Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	213
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	449
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	297
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	253
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	167
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	343
4 WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	238
4 WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	104
4 WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	50
4 WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	205
4 WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	42
4 WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	386
4 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	192
4 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	165
4 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	662
4 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	163
4 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	301
4 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	187
4 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	188
4 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	302
4 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	102
4 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	101
4 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	101
4 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	101
4 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	101
4 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	103
4 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	206
4 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	436	449
4 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	52
4 WFRBS Commercial Mortgage Trust 2013-C18	4.676%	12/15/46	75	77
4 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	256
4 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	153

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	178
4 WFRBS Commercial Mortgage Trust 2013-UBS1	4.634%	3/15/46	50	51
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	200
4 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	150	150
4 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	74
4 World Omni Automobile Lease Securitization Trust
2013-A	1.100%	12/15/16	210	211

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $183,814)				193,602

Corporate Bonds (9.4%)
Finance (3.0%)
Banking (2.0%)
Abbey National Treasury Services plc	4.000%	4/27/16	665	706
Abbey National Treasury Services plc	3.050%	8/23/18	525	541
American Express Bank FSB	6.000%	9/13/17	225	258
American Express Centurion Bank	5.950%	6/12/17	75	85
American Express Centurion Bank	6.000%	9/13/17	1,750	2,002
American Express Co.	5.500%	9/12/16	350	389
American Express Co.	6.150%	8/28/17	535	617
American Express Co.	7.000%	3/19/18	2,200	2,628
American Express Co.	2.650%	12/2/22	1,472	1,358
American Express Co.	4.050%	12/3/42	121	105
4 American Express Co.	6.800%	9/1/66	450	480
American Express Credit Corp.	2.750%	9/15/15	985	1,019
American Express Credit Corp.	1.300%	7/29/16	275	277
American Express Credit Corp.	2.800%	9/19/16	425	444
American Express Credit Corp.	2.375%	3/24/17	825	848
American Express Credit Corp.	2.125%	7/27/18	550	553
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	474
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	249
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,598
Bancolombia SA	4.250%	1/12/16	1,125	1,170
Bank of America Corp.	4.500%	4/1/15	2,180	2,280
Bank of America Corp.	3.700%	9/1/15	1,030	1,077
Bank of America Corp.	1.500%	10/9/15	900	909
Bank of America Corp.	5.250%	12/1/15	275	294
Bank of America Corp.	1.250%	1/11/16	700	702
Bank of America Corp.	3.625%	3/17/16	275	289
Bank of America Corp.	3.750%	7/12/16	1,030	1,095
Bank of America Corp.	6.500%	8/1/16	1,370	1,544
Bank of America Corp.	5.750%	8/15/16	275	302
Bank of America Corp.	7.800%	9/15/16	300	348
Bank of America Corp.	5.625%	10/14/16	1,525	1,696
Bank of America Corp.	1.350%	11/21/16	400	399
Bank of America Corp.	5.420%	3/15/17	775	851
Bank of America Corp.	3.875%	3/22/17	1,750	1,867
Bank of America Corp.	6.000%	9/1/17	250	285
Bank of America Corp.	5.750%	12/1/17	895	1,017
Bank of America Corp.	2.000%	1/11/18	2,650	2,642
Bank of America Corp.	5.650%	5/1/18	6,450	7,326
Bank of America Corp.	2.600%	1/15/19	1,800	1,803
Bank of America Corp.	7.625%	6/1/19	605	750
Bank of America Corp.	5.625%	7/1/20	1,460	1,659
Bank of America Corp.	5.875%	1/5/21	145	166
Bank of America Corp.	5.000%	5/13/21	205	224
Bank of America Corp.	5.700%	1/24/22	500	564
Bank of America Corp.	3.300%	1/11/23	2,400	2,267
Bank of America Corp.	5.875%	2/7/42	1,150	1,317
Bank of America NA	1.125%	11/14/16	825	825
Bank of America NA	5.300%	3/15/17	1,675	1,846
Bank of America NA	6.100%	6/15/17	350	396
Bank of America NA	6.000%	10/15/36	350	394
Bank of Montreal	0.800%	11/6/15	425	427

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of Montreal	1.300%	7/15/16	700	705
Bank of Montreal	2.500%	1/11/17	1,425	1,464
Bank of Montreal	1.450%	4/9/18	500	487
Bank of Montreal	2.375%	1/25/19	575	571
Bank of Montreal	2.550%	11/6/22	450	412
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,207
Bank of New York Mellon Corp.	0.700%	10/23/15	200	200
Bank of New York Mellon Corp.	2.500%	1/15/16	450	464
Bank of New York Mellon Corp.	2.300%	7/28/16	486	501
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,901
Bank of New York Mellon Corp.	1.969%	6/20/17	200	202
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,072
Bank of New York Mellon Corp.	2.100%	1/15/19	325	322
Bank of New York Mellon Corp.	5.450%	5/15/19	350	396
Bank of New York Mellon Corp.	4.600%	1/15/20	400	438
Bank of New York Mellon Corp.	3.550%	9/23/21	625	634
Bank of Nova Scotia	1.850%	1/12/15	715	726
Bank of Nova Scotia	3.400%	1/22/15	510	526
Bank of Nova Scotia	2.050%	10/7/15	125	128
Bank of Nova Scotia	0.750%	10/9/15	1,450	1,456
Bank of Nova Scotia	2.900%	3/29/16	105	109
Bank of Nova Scotia	1.375%	7/15/16	1,275	1,287
Bank of Nova Scotia	1.100%	12/13/16	1,100	1,106
Bank of Nova Scotia	2.550%	1/12/17	875	908
Bank of Nova Scotia	1.375%	12/18/17	275	271
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,582
Bank of Nova Scotia	2.050%	10/30/18	450	448
Bank of Nova Scotia	4.375%	1/13/21	105	113
Bank One Corp.	4.900%	4/30/15	475	500
Barclays Bank plc	2.750%	2/23/15	125	128
Barclays Bank plc	3.900%	4/7/15	105	109
Barclays Bank plc	5.000%	9/22/16	385	423
Barclays Bank plc	6.750%	5/22/19	1,385	1,664
Barclays Bank plc	5.125%	1/8/20	1,260	1,397
Barclays Bank plc	5.140%	10/14/20	105	112
BB&T Corp.	5.200%	12/23/15	205	221
BB&T Corp.	3.200%	3/15/16	185	194
BB&T Corp.	3.950%	4/29/16	1,250	1,333
BB&T Corp.	2.150%	3/22/17	450	456
BB&T Corp.	1.450%	1/12/18	550	537
BB&T Corp.	2.050%	6/19/18	350	347
BB&T Corp.	6.850%	4/30/19	275	332
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,289
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,635
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,061
Bear Stearns Cos. LLC	6.400%	10/2/17	300	350
Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,288
BNP Paribas SA	3.250%	3/11/15	670	690
BNP Paribas SA	3.600%	2/23/16	855	899
BNP Paribas SA	1.250%	12/12/16	1,650	1,649
BNP Paribas SA	2.375%	9/14/17	775	790
BNP Paribas SA	2.700%	8/20/18	150	152
BNP Paribas SA	2.400%	12/12/18	875	876
BNP Paribas SA	5.000%	1/15/21	2,810	3,065
BNP Paribas SA	3.250%	3/3/23	1,675	1,576
BPCE SA	2.500%	12/10/18	650	645
Branch Banking & Trust Co.	5.625%	9/15/16	350	389
Branch Banking & Trust Co.	1.450%	10/3/16	200	202
Branch Banking & Trust Co.	1.050%	12/1/16	1,475	1,469
Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	352
Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	98
Canadian Imperial Bank of Commerce	1.350%	7/18/16	850	855
Capital One Bank USA NA	1.150%	11/21/16	250	248
Capital One Bank USA NA	2.150%	11/21/18	300	298

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Bank USA NA	8.800%	7/15/19	625	791
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,058
	Capital One Financial Corp.	2.150%	3/23/15	1,000	1,017
	Capital One Financial Corp.	5.500%	6/1/15	225	239
	Capital One Financial Corp.	3.150%	7/15/16	805	840
	Capital One Financial Corp.	6.150%	9/1/16	175	195
	Capital One Financial Corp.	5.250%	2/21/17	50	54
	Capital One Financial Corp.	6.750%	9/15/17	130	152
	Capital One Financial Corp.	4.750%	7/15/21	280	297
	Capital One Financial Corp.	3.500%	6/15/23	82	77
	Capital One NA	1.500%	3/22/18	600	584
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,011
	Citigroup Inc.	6.010%	1/15/15	249	262
	Citigroup Inc.	2.650%	3/2/15	675	689
	Citigroup Inc.	4.750%	5/19/15	226	238
	Citigroup Inc.	4.700%	5/29/15	475	500
	Citigroup Inc.	4.587%	12/15/15	810	865
	Citigroup Inc.	5.300%	1/7/16	275	297
	Citigroup Inc.	1.250%	1/15/16	1,500	1,503
	Citigroup Inc.	3.953%	6/15/16	435	462
	Citigroup Inc.	5.850%	8/2/16	185	206
	Citigroup Inc.	1.300%	11/15/16	3,600	3,586
	Citigroup Inc.	4.450%	1/10/17	1,800	1,949
	Citigroup Inc.	5.500%	2/15/17	115	127
	Citigroup Inc.	6.125%	11/21/17	3,490	4,022
	Citigroup Inc.	6.125%	5/15/18	3,526	4,087
	Citigroup Inc.	2.500%	9/26/18	1,825	1,837
	Citigroup Inc.	8.500%	5/22/19	2,525	3,229
	Citigroup Inc.	5.375%	8/9/20	1,195	1,354
	Citigroup Inc.	4.050%	7/30/22	125	123
	Citigroup Inc.	3.500%	5/15/23	475	439
	Citigroup Inc.	3.875%	10/25/23	1,000	979
	Citigroup Inc.	5.500%	9/13/25	1,125	1,182
	Citigroup Inc.	6.625%	1/15/28	800	923
	Citigroup Inc.	5.875%	2/22/33	520	533
	Citigroup Inc.	6.000%	10/31/33	425	447
	Citigroup Inc.	5.850%	12/11/34	167	180
	Citigroup Inc.	6.125%	8/25/36	1,565	1,665
	Citigroup Inc.	5.875%	5/29/37	175	193
	Citigroup Inc.	6.875%	3/5/38	1,742	2,162
	Citigroup Inc.	8.125%	7/15/39	1,125	1,572
	Citigroup Inc.	5.875%	1/30/42	125	139
	Comerica Bank	5.200%	8/22/17	300	332
	Comerica Inc.	3.000%	9/16/15	375	389
	Commonwealth Bank of Australia	1.950%	3/16/15	800	814
	Commonwealth Bank of Australia	1.250%	9/18/15	800	809
	Commonwealth Bank of Australia	1.900%	9/18/17	250	249
	Commonwealth Bank of Australia	2.500%	9/20/18	900	907
	Compass Bank	6.400%	10/1/17	150	165
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	420	431
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	1,175	1,238
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700%	3/19/18	1,025	1,013
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,560	1,648
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	1,225	1,229
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	1,975	1,906
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625%	12/1/23	675	678
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	135	138
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750%	12/1/43	700	739
	Credit Suisse	3.500%	3/23/15	2,515	2,601
	Credit Suisse	6.000%	2/15/18	975	1,126
	Credit Suisse	5.300%	8/13/19	475	535
	Credit Suisse	5.400%	1/14/20	200	222
	Credit Suisse	4.375%	8/5/20	865	922
	Credit Suisse USA Inc.	4.875%	1/15/15	235	245

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Credit Suisse USA Inc.	5.375%	3/2/16	120	132
Credit Suisse USA Inc.	5.850%	8/16/16	600	674
Credit Suisse USA Inc.	7.125%	7/15/32	465	605
Deutsche Bank AG	3.450%	3/30/15	500	516
Deutsche Bank AG	3.250%	1/11/16	805	841
Deutsche Bank AG	6.000%	9/1/17	1,360	1,552
4 Deutsche Bank AG	4.296%	5/24/28	850	768
Deutsche Bank Financial LLC	5.375%	3/2/15	900	942
Discover Bank	2.000%	2/21/18	1,100	1,081
Discover Bank	7.000%	4/15/20	250	289
Discover Financial Services	3.850%	11/21/22	225	213
Fifth Third Bancorp	3.500%	3/15/22	825	802
Fifth Third Bancorp	4.300%	1/16/24	975	952
Fifth Third Bancorp	8.250%	3/1/38	910	1,197
Fifth Third Bank	4.750%	2/1/15	325	339
Fifth Third Bank	0.900%	2/26/16	300	298
Fifth Third Bank	1.150%	11/18/16	250	249
First Horizon National Corp.	5.375%	12/15/15	1,050	1,129
First Niagara Financial Group Inc.	6.750%	3/19/20	75	86
First Niagara Financial Group Inc.	7.250%	12/15/21	140	161
FirstMerit Corp.	4.350%	2/4/23	125	122
Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,411
Goldman Sachs Group Inc.	5.125%	1/15/15	910	950
Goldman Sachs Group Inc.	3.300%	5/3/15	575	592
Goldman Sachs Group Inc.	3.700%	8/1/15	390	406
Goldman Sachs Group Inc.	1.600%	11/23/15	400	404
Goldman Sachs Group Inc.	5.350%	1/15/16	200	216
Goldman Sachs Group Inc.	3.625%	2/7/16	8,515	8,908
Goldman Sachs Group Inc.	5.750%	10/1/16	520	579
Goldman Sachs Group Inc.	5.625%	1/15/17	830	914
Goldman Sachs Group Inc.	6.250%	9/1/17	645	739
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,598
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,228
Goldman Sachs Group Inc.	6.150%	4/1/18	100	115
Goldman Sachs Group Inc.	2.900%	7/19/18	3,450	3,508
Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,726
Goldman Sachs Group Inc.	5.375%	3/15/20	1,195	1,327
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,848
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,837
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,411
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	961
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,565
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,480
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,190
Goldman Sachs Group Inc.	6.750%	10/1/37	2,045	2,256
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,399
HSBC Bank USA NA	4.875%	8/24/20	950	1,030
HSBC Bank USA NA	5.875%	11/1/34	675	732
HSBC Bank USA NA	5.625%	8/15/35	625	657
HSBC Bank USA NA	7.000%	1/15/39	300	374
HSBC Holdings plc	5.100%	4/5/21	1,310	1,454
HSBC Holdings plc	4.875%	1/14/22	225	242
HSBC Holdings plc	4.000%	3/30/22	700	716
HSBC Holdings plc	7.625%	5/17/32	400	499
HSBC Holdings plc	7.350%	11/27/32	400	488
HSBC Holdings plc	6.500%	5/2/36	385	455
HSBC Holdings plc	6.500%	9/15/37	1,885	2,218
HSBC Holdings plc	6.800%	6/1/38	825	1,010
HSBC Holdings plc	6.100%	1/14/42	200	237
HSBC USA Inc.	2.375%	2/13/15	300	306
HSBC USA Inc.	1.625%	1/16/18	1,925	1,900
HSBC USA Inc.	2.625%	9/24/18	850	865
HSBC USA Inc.	5.000%	9/27/20	145	156
Huntington Bancshares Inc.	2.600%	8/2/18	175	175

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Huntington Bancshares Inc.	7.000%	12/15/20	450	526
Huntington National Bank	1.300%	11/20/16	300	299
Intesa Sanpaolo SPA	3.125%	1/15/16	825	839
Intesa Sanpaolo SPA	3.875%	1/16/18	525	534
Intesa Sanpaolo SPA	3.875%	1/15/19	1,125	1,120
JPMorgan Chase & Co.	3.700%	1/20/15	1,500	1,546
JPMorgan Chase & Co.	1.875%	3/20/15	675	684
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,678
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,317
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,932
JPMorgan Chase & Co.	1.125%	2/26/16	2,000	2,002
JPMorgan Chase & Co.	3.450%	3/1/16	725	760
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,105
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,569
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,881
JPMorgan Chase & Co.	1.800%	1/25/18	125	124
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,345
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,689
JPMorgan Chase & Co.	4.400%	7/22/20	905	971
JPMorgan Chase & Co.	4.250%	10/15/20	175	185
JPMorgan Chase & Co.	4.625%	5/10/21	835	896
JPMorgan Chase & Co.	4.350%	8/15/21	2,655	2,801
JPMorgan Chase & Co.	4.500%	1/24/22	725	767
JPMorgan Chase & Co.	3.250%	9/23/22	1,800	1,723
JPMorgan Chase & Co.	3.200%	1/25/23	125	118
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,083
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,277
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,298
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,031
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,279
JPMorgan Chase & Co.	5.625%	8/16/43	400	422
JPMorgan Chase Bank NA	5.875%	6/13/16	725	801
JPMorgan Chase Bank NA	6.000%	10/1/17	660	754
KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	326
KeyBank NA	1.650%	2/1/18	450	441
KeyCorp	2.300%	12/13/18	400	397
KeyCorp	5.100%	3/24/21	1,310	1,421
Lloyds Bank plc	4.875%	1/21/16	405	435
Lloyds Bank plc	4.200%	3/28/17	400	429
Lloyds Bank plc	2.300%	11/27/18	800	798
Lloyds Bank plc	6.375%	1/21/21	1,875	2,224
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	695
MBNA Corp.	5.000%	6/15/15	400	423
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,302
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,203
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	793
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,580
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,330	2,752
Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	570
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,340	2,991
Morgan Stanley	4.100%	1/26/15	975	1,008
Morgan Stanley	6.000%	4/28/15	1,365	1,454
Morgan Stanley	5.375%	10/15/15	1,165	1,253
Morgan Stanley	3.450%	11/2/15	2,000	2,086
Morgan Stanley	1.750%	2/25/16	125	127
Morgan Stanley	3.800%	4/29/16	2,135	2,256
Morgan Stanley	5.750%	10/18/16	425	474
Morgan Stanley	5.450%	1/9/17	1,385	1,532
Morgan Stanley	4.750%	3/22/17	1,120	1,224
Morgan Stanley	5.950%	12/28/17	1,110	1,265
Morgan Stanley	6.625%	4/1/18	3,235	3,774
Morgan Stanley	2.125%	4/25/18	2,925	2,907
Morgan Stanley	7.300%	5/13/19	1,390	1,688

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	5.625%	9/23/19	1,715	1,943
Morgan Stanley	5.500%	1/26/20	525	588
Morgan Stanley	5.500%	7/24/20	650	726
Morgan Stanley	5.750%	1/25/21	1,335	1,511
Morgan Stanley	5.500%	7/28/21	375	419
Morgan Stanley	4.875%	11/1/22	875	889
Morgan Stanley	3.750%	2/25/23	450	437
Morgan Stanley	4.100%	5/22/23	1,025	988
Morgan Stanley	5.000%	11/24/25	1,000	1,002
Morgan Stanley	7.250%	4/1/32	705	876
Morgan Stanley	6.375%	7/24/42	1,525	1,771
Murray Street Investment Trust I	4.647%	3/9/17	725	781
National Australia Bank Ltd.	2.000%	3/9/15	450	458
National Australia Bank Ltd.	1.600%	8/7/15	675	685
National Australia Bank Ltd.	1.300%	7/25/16	700	704
National Australia Bank Ltd.	2.750%	3/9/17	425	439
National Australia Bank Ltd.	2.300%	7/25/18	750	756
National Australia Bank Ltd.	3.000%	1/20/23	325	302
National Bank of Canada	1.500%	6/26/15	275	279
National Bank of Canada	1.450%	11/7/17	225	220
National City Corp.	4.900%	1/15/15	500	523
National City Corp.	6.875%	5/15/19	310	367
Northern Trust Co.	6.500%	8/15/18	75	88
Northern Trust Corp.	2.375%	8/2/22	825	761
Northern Trust Corp.	3.950%	10/30/25	525	507
PNC Bank NA	0.800%	1/28/16	50	50
PNC Bank NA	4.875%	9/21/17	1,250	1,372
PNC Bank NA	6.000%	12/7/17	350	399
PNC Bank NA	2.950%	1/30/23	100	92
PNC Bank NA	3.800%	7/25/23	700	677
PNC Bank NA	4.200%	11/1/25	825	804
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,662
PNC Funding Corp.	3.625%	2/8/15	165	170
PNC Funding Corp.	5.250%	11/15/15	375	403
PNC Funding Corp.	2.700%	9/19/16	105	109
PNC Funding Corp.	6.700%	6/10/19	50	60
PNC Funding Corp.	5.125%	2/8/20	825	924
PNC Funding Corp.	4.375%	8/11/20	800	861
PNC Funding Corp.	3.300%	3/8/22	1,900	1,863
Regions Financial Corp.	2.000%	5/15/18	1,325	1,286
Royal Bank of Canada	1.150%	3/13/15	325	328
Royal Bank of Canada	0.800%	10/30/15	475	477
Royal Bank of Canada	2.625%	12/15/15	600	623
Royal Bank of Canada	2.875%	4/19/16	125	130
Royal Bank of Canada	2.300%	7/20/16	1,045	1,081
Royal Bank of Canada	1.450%	9/9/16	625	632
Royal Bank of Canada	1.500%	1/16/18	1,375	1,349
Royal Bank of Canada	2.200%	7/27/18	2,375	2,388
Royal Bank of Scotland Group plc	2.550%	9/18/15	1,125	1,151
Royal Bank of Scotland Group plc	6.400%	10/21/19	595	686
7 Royal Bank of Scotland plc	4.875%	8/25/14	425	435
Royal Bank of Scotland plc	4.875%	3/16/15	660	690
Royal Bank of Scotland plc	3.950%	9/21/15	155	163
Royal Bank of Scotland plc	4.375%	3/16/16	470	502
Royal Bank of Scotland plc	5.625%	8/24/20	695	776
Royal Bank of Scotland plc	6.125%	1/11/21	920	1,038
Santander Holdings USA Inc.	3.000%	9/24/15	200	205
Santander Holdings USA Inc.	4.625%	4/19/16	450	479
Santander Holdings USA Inc.	3.450%	8/27/18	625	639
Societe Generale SA	2.750%	10/12/17	550	564
Societe Generale SA	2.625%	10/1/18	2,125	2,135
State Street Bank & Trust Co.	5.300%	1/15/16	300	324
State Street Corp.	2.875%	3/7/16	515	536
State Street Corp.	4.956%	3/15/18	1,025	1,114

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State Street Corp.	1.350%	5/15/18	150	146
State Street Corp.	4.375%	3/7/21	615	664
State Street Corp.	3.100%	5/15/23	400	367
State Street Corp.	3.700%	11/20/23	851	844
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	429
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	744
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,047
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	307
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	75
SunTrust Bank	7.250%	3/15/18	75	88
SunTrust Bank	2.750%	5/1/23	250	226
SunTrust Banks Inc.	3.600%	4/15/16	940	990
SunTrust Banks Inc.	3.500%	1/20/17	380	400
SunTrust Banks Inc.	2.350%	11/1/18	475	472
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,302
Svenska Handelsbanken AB	1.625%	3/21/18	375	369
Svenska Handelsbanken AB	2.500%	1/25/19	775	773
Toronto-Dominion Bank	2.500%	7/14/16	260	270
Toronto-Dominion Bank	2.375%	10/19/16	630	654
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,609
UBS AG	3.875%	1/15/15	410	424
UBS AG	7.000%	10/15/15	750	827
UBS AG	5.875%	7/15/16	205	227
UBS AG	7.375%	6/15/17	200	228
UBS AG	5.875%	12/20/17	2,215	2,537
UBS AG	5.750%	4/25/18	835	956
UBS AG	4.875%	8/4/20	1,025	1,137
Union Bank NA	5.950%	5/11/16	450	498
Union Bank NA	1.500%	9/26/16	275	278
Union Bank NA	2.125%	6/16/17	125	127
Union Bank NA	2.625%	9/26/18	1,200	1,219
UnionBanCal Corp.	3.500%	6/18/22	275	269
US Bancorp	4.200%	5/15/14	725	735
US Bancorp	3.150%	3/4/15	100	103
US Bancorp	2.450%	7/27/15	145	149
US Bancorp	3.442%	2/1/16	1,680	1,749
US Bancorp	1.650%	5/15/17	325	327
US Bancorp	4.125%	5/24/21	915	968
US Bancorp	3.000%	3/15/22	575	555
US Bancorp	2.950%	7/15/22	375	348
Vesey Street Investment Trust I	4.404%	9/1/16	75	80
Wachovia Bank NA	4.875%	2/1/15	824	861
Wachovia Bank NA	6.000%	11/15/17	250	288
Wachovia Bank NA	5.850%	2/1/37	425	480
Wachovia Bank NA	6.600%	1/15/38	605	742
Wachovia Corp.	5.625%	10/15/16	500	560
Wachovia Corp.	5.750%	6/15/17	300	342
Wachovia Corp.	5.750%	2/1/18	985	1,134
Wachovia Corp.	7.500%	4/15/35	150	184
Wachovia Corp.	5.500%	8/1/35	200	206
Wachovia Corp.	6.550%	10/15/35	100	112
Wells Fargo & Co.	1.250%	2/13/15	1,550	1,563
Wells Fargo & Co.	3.625%	4/15/15	400	416
Wells Fargo & Co.	3.676%	6/15/16	580	616
Wells Fargo & Co.	1.250%	7/20/16	525	528
Wells Fargo & Co.	5.125%	9/15/16	740	813
Wells Fargo & Co.	2.625%	12/15/16	575	601
Wells Fargo & Co.	2.100%	5/8/17	425	433
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,446
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,705
Wells Fargo & Co.	4.600%	4/1/21	4,060	4,386
Wells Fargo & Co.	3.500%	3/8/22	1,350	1,351
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,573
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,543

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	5.375%	11/2/43	1,600	1,626
Wells Fargo Bank NA	4.750%	2/9/15	2,145	2,237
Wells Fargo Bank NA	5.750%	5/16/16	250	276
Wells Fargo Bank NA	5.950%	8/26/36	550	618
4 Wells Fargo Capital X	5.950%	12/1/86	425	415
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,485
Westpac Banking Corp.	3.000%	8/4/15	375	390
Westpac Banking Corp.	1.125%	9/25/15	750	758
Westpac Banking Corp.	3.000%	12/9/15	240	251
Westpac Banking Corp.	0.950%	1/12/16	650	651
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,282
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,824
Westpac Banking Corp.	2.250%	7/30/18	250	251
Westpac Banking Corp.	4.875%	11/19/19	930	1,028
Zions Bancorporation	4.500%	3/27/17	50	53
Zions Bancorporation	4.500%	6/13/23	275	268
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	262	285
Ameriprise Financial Inc.	7.300%	6/28/19	450	552
Ameriprise Financial Inc.	4.000%	10/15/23	725	717
BlackRock Inc.	3.500%	12/10/14	175	180
BlackRock Inc.	1.375%	6/1/15	75	76
BlackRock Inc.	6.250%	9/15/17	300	348
BlackRock Inc.	5.000%	12/10/19	475	537
BlackRock Inc.	4.250%	5/24/21	450	475
BlackRock Inc.	3.375%	6/1/22	550	540
Charles Schwab Corp.	3.225%	9/1/22	1,200	1,147
Eaton Vance Corp.	3.625%	6/15/23	200	191
Franklin Resources Inc.	3.125%	5/20/15	200	206
Franklin Resources Inc.	1.375%	9/15/17	50	49
Franklin Resources Inc.	4.625%	5/20/20	100	108
Franklin Resources Inc.	2.800%	9/15/22	575	534
Invesco Finance plc	3.125%	11/30/22	500	461
Invesco Finance plc	4.000%	1/30/24	650	646
Invesco Finance plc	5.375%	11/30/43	775	775
Jefferies Group LLC	3.875%	11/9/15	125	131
Jefferies Group LLC	5.125%	4/13/18	320	345
Jefferies Group LLC	8.500%	7/15/19	655	793
Jefferies Group LLC	6.875%	4/15/21	870	992
Jefferies Group LLC	5.125%	1/20/23	300	303
Jefferies Group LLC	6.250%	1/15/36	20	19
Lazard Group LLC	6.850%	6/15/17	450	509
Lazard Group LLC	4.250%	11/14/20	75	75
Legg Mason Inc.	5.500%	5/21/19	200	219
Leucadia National Corp.	5.500%	10/18/23	400	399
Leucadia National Corp.	6.625%	10/23/43	325	317
Nomura Holdings Inc.	5.000%	3/4/15	375	391
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,053
Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,359
Nomura Holdings Inc.	6.700%	3/4/20	225	258
Raymond James Financial Inc.	4.250%	4/15/16	100	106
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	155
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	115
Finance Companies (0.2%)
Air Lease Corp.	5.625%	4/1/17	2,000	2,200
Air Lease Corp.	3.375%	1/15/19	2,000	2,010
Air Lease Corp.	4.750%	3/1/20	500	519
Block Financial LLC	5.500%	11/1/22	500	512
GATX Corp.	4.750%	6/15/22	275	275
General Electric Capital Corp.	2.150%	1/9/15	2,525	2,572
General Electric Capital Corp.	1.625%	7/2/15	1,175	1,194
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,268
General Electric Capital Corp.	1.000%	12/11/15	125	126

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	1.000%	1/8/16	450	451
General Electric Capital Corp.	2.950%	5/9/16	475	497
General Electric Capital Corp.	1.500%	7/12/16	725	734
General Electric Capital Corp.	3.350%	10/17/16	150	159
General Electric Capital Corp.	2.900%	1/9/17	750	781
General Electric Capital Corp.	2.300%	4/27/17	625	640
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,860
General Electric Capital Corp.	1.625%	4/2/18	2,575	2,546
General Electric Capital Corp.	5.625%	5/1/18	4,800	5,520
General Electric Capital Corp.	6.000%	8/7/19	2,000	2,348
General Electric Capital Corp.	2.100%	12/11/19	100	98
General Electric Capital Corp.	5.500%	1/8/20	1,205	1,378
General Electric Capital Corp.	5.550%	5/4/20	925	1,066
General Electric Capital Corp.	4.375%	9/16/20	1,675	1,808
General Electric Capital Corp.	5.300%	2/11/21	1,520	1,696
General Electric Capital Corp.	4.650%	10/17/21	1,060	1,159
General Electric Capital Corp.	3.150%	9/7/22	225	217
General Electric Capital Corp.	3.100%	1/9/23	525	498
General Electric Capital Corp.	6.750%	3/15/32	4,190	5,171
General Electric Capital Corp.	6.150%	8/7/37	3,000	3,459
General Electric Capital Corp.	5.875%	1/14/38	2,785	3,147
General Electric Capital Corp.	6.875%	1/10/39	935	1,197
4 General Electric Capital Corp.	6.375%	11/15/67	965	1,045
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	325	337
HSBC Finance Corp.	5.250%	4/15/15	150	158
HSBC Finance Corp.	5.000%	6/30/15	830	878
HSBC Finance Corp.	5.500%	1/19/16	275	299
HSBC Finance Corp.	6.676%	1/15/21	2,611	3,004
Prospect Capital Corp.	5.875%	3/15/23	100	96
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	107
ACE INA Holdings Inc.	5.600%	5/15/15	125	133
ACE INA Holdings Inc.	2.600%	11/23/15	290	300
ACE INA Holdings Inc.	5.700%	2/15/17	200	224
ACE INA Holdings Inc.	5.800%	3/15/18	50	57
ACE INA Holdings Inc.	5.900%	6/15/19	715	835
ACE INA Holdings Inc.	2.700%	3/13/23	350	320
ACE INA Holdings Inc.	4.150%	3/13/43	225	202
AEGON Funding Co. LLC	5.750%	12/15/20	664	742
Aetna Inc.	6.000%	6/15/16	525	586
Aetna Inc.	1.500%	11/15/17	100	98
Aetna Inc.	6.500%	9/15/18	175	206
Aetna Inc.	3.950%	9/1/20	75	78
Aetna Inc.	4.125%	6/1/21	320	335
Aetna Inc.	2.750%	11/15/22	650	596
Aetna Inc.	6.625%	6/15/36	750	889
Aetna Inc.	6.750%	12/15/37	275	333
Aetna Inc.	4.500%	5/15/42	525	485
Aetna Inc.	4.125%	11/15/42	200	174
Aflac Inc.	2.650%	2/15/17	325	336
Aflac Inc.	8.500%	5/15/19	225	287
Aflac Inc.	4.000%	2/15/22	325	327
Aflac Inc.	3.625%	6/15/23	1,000	965
Aflac Inc.	6.900%	12/17/39	75	92
Aflac Inc.	6.450%	8/15/40	300	350
Alleghany Corp.	5.625%	9/15/20	100	110
Alleghany Corp.	4.950%	6/27/22	425	442
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	1,001
Allstate Corp.	3.150%	6/15/23	550	520
Allstate Corp.	5.550%	5/9/35	105	114
Allstate Corp.	4.500%	6/15/43	425	400
4 Allstate Corp.	5.750%	8/15/53	250	253
4 Allstate Corp.	6.125%	5/15/67	125	131

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Allstate Corp.	6.500%	5/15/67	200	209
Alterra Finance LLC	6.250%	9/30/20	95	107
American Financial Group Inc.	9.875%	6/15/19	100	129
American International Group Inc.	3.000%	3/20/15	375	385
American International Group Inc.	2.375%	8/24/15	25	26
American International Group Inc.	4.875%	9/15/16	450	494
American International Group Inc.	5.600%	10/18/16	800	892
American International Group Inc.	3.800%	3/22/17	750	799
American International Group Inc.	5.450%	5/18/17	910	1,017
American International Group Inc.	5.850%	1/16/18	1,200	1,376
American International Group Inc.	8.250%	8/15/18	1,820	2,279
American International Group Inc.	3.375%	8/15/20	425	428
American International Group Inc.	6.400%	12/15/20	1,160	1,370
American International Group Inc.	4.875%	6/1/22	1,575	1,684
American International Group Inc.	6.250%	5/1/36	1,525	1,756
4 American International Group Inc.	8.175%	5/15/68	1,385	1,662
4 American International Group Inc.	6.250%	3/15/87	250	250
Aon Corp.	3.500%	9/30/15	150	157
Aon Corp.	5.000%	9/30/20	990	1,086
Aon Corp.	8.205%	1/1/27	50	60
Aon Corp.	6.250%	9/30/40	150	170
Aon plc	4.000%	11/27/23	350	344
Aon plc	4.450%	5/24/43	125	111
Arch Capital Group Ltd.	7.350%	5/1/34	500	627
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	497
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,451
Assurant Inc.	6.750%	2/15/34	550	586
AXA SA	8.600%	12/15/30	680	832
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,083
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	171
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,845
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	506
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	287
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	143
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	361
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	245
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,417
Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,150
Berkshire Hathaway Inc.	3.400%	1/31/22	50	50
Berkshire Hathaway Inc.	3.000%	2/11/23	325	305
Berkshire Hathaway Inc.	4.500%	2/11/43	925	855
Chubb Corp.	5.750%	5/15/18	310	356
Chubb Corp.	6.000%	5/11/37	375	433
4 Chubb Corp.	6.375%	3/29/67	535	584
Cigna Corp.	2.750%	11/15/16	320	332
Cigna Corp.	4.375%	12/15/20	100	105
Cigna Corp.	4.500%	3/15/21	210	222
Cigna Corp.	4.000%	2/15/22	690	701
Cigna Corp.	6.150%	11/15/36	1,050	1,180
Cigna Corp.	5.875%	3/15/41	235	258
Cigna Corp.	5.375%	2/15/42	190	199
Cincinnati Financial Corp.	6.125%	11/1/34	325	339
CNA Financial Corp.	6.500%	8/15/16	475	534
CNA Financial Corp.	7.350%	11/15/19	460	558
CNA Financial Corp.	5.875%	8/15/20	145	164
CNA Financial Corp.	5.750%	8/15/21	175	195
Coventry Health Care Inc.	5.450%	6/15/21	265	294
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	162
First American Financial Corp.	4.300%	2/1/23	100	95
Genworth Holdings Inc.	8.625%	12/15/16	400	474
Genworth Holdings Inc.	7.700%	6/15/20	215	255
Genworth Holdings Inc.	7.200%	2/15/21	150	173

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Genworth Holdings Inc.	7.625%	9/24/21	475	564
Genworth Holdings Inc.	4.800%	2/15/24	950	937
Genworth Holdings Inc.	6.500%	6/15/34	425	454
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	528
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	166
Hartford Financial Services Group Inc.	4.000%	10/15/17	200	213
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,551
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	343
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	109
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	27
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	436
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	261
Humana Inc.	7.200%	6/15/18	50	59
Humana Inc.	3.150%	12/1/22	725	667
Humana Inc.	8.150%	6/15/38	325	428
Humana Inc.	4.625%	12/1/42	225	200
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	100
ING US Inc.	2.900%	2/15/18	250	255
ING US Inc.	5.500%	7/15/22	50	54
ING US Inc.	5.700%	7/15/43	350	364
Lincoln National Corp.	8.750%	7/1/19	175	225
Lincoln National Corp.	6.250%	2/15/20	255	294
Lincoln National Corp.	4.200%	3/15/22	325	330
Lincoln National Corp.	6.150%	4/7/36	350	392
Lincoln National Corp.	7.000%	6/15/40	565	706
4 Lincoln National Corp.	7.000%	5/17/66	1,275	1,299
Loews Corp.	2.625%	5/15/23	175	157
Loews Corp.	6.000%	2/1/35	200	220
Loews Corp.	4.125%	5/15/43	475	403
Manulife Financial Corp.	3.400%	9/17/15	400	417
Manulife Financial Corp.	4.900%	9/17/20	475	507
Markel Corp.	7.125%	9/30/19	125	149
Markel Corp.	4.900%	7/1/22	575	594
Markel Corp.	3.625%	3/30/23	175	164
Markel Corp.	5.000%	3/30/43	125	116
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	225
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	579
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	343
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	954
MetLife Inc.	5.000%	6/15/15	1,105	1,173
MetLife Inc.	6.750%	6/1/16	105	119
MetLife Inc.	1.756%	12/15/17	425	420
MetLife Inc.	6.817%	8/15/18	580	694
MetLife Inc.	7.717%	2/15/19	105	130
MetLife Inc.	4.750%	2/8/21	380	410
MetLife Inc.	3.048%	12/15/22	675	627
MetLife Inc.	6.375%	6/15/34	580	683
MetLife Inc.	5.700%	6/15/35	475	517
MetLife Inc.	5.875%	2/6/41	440	488
MetLife Inc.	4.125%	8/13/42	875	756
MetLife Inc.	4.875%	11/13/43	100	97
4 MetLife Inc.	6.400%	12/15/66	565	583
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	459
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	24
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	98
PartnerRe Finance B LLC	5.500%	6/1/20	200	216
Primerica Inc.	4.750%	7/15/22	50	51
Principal Financial Group Inc.	8.875%	5/15/19	410	524
Principal Financial Group Inc.	6.050%	10/15/36	250	282
Principal Financial Group Inc.	4.350%	5/15/43	125	112
ProAssurance Corp.	5.300%	11/15/23	100	103
Progressive Corp.	3.750%	8/23/21	2,445	2,497
Progressive Corp.	6.625%	3/1/29	150	177
4 Progressive Corp.	6.700%	6/15/67	425	460

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Protective Life Corp.	7.375%	10/15/19	100	120
Protective Life Corp.	8.450%	10/15/39	175	221
Prudential Financial Inc.	6.200%	1/15/15	100	106
Prudential Financial Inc.	5.500%	3/15/16	50	55
Prudential Financial Inc.	6.000%	12/1/17	675	775
Prudential Financial Inc.	2.300%	8/15/18	825	825
Prudential Financial Inc.	7.375%	6/15/19	455	557
Prudential Financial Inc.	5.375%	6/21/20	980	1,102
Prudential Financial Inc.	5.750%	7/15/33	570	610
Prudential Financial Inc.	5.400%	6/13/35	295	303
Prudential Financial Inc.	5.900%	3/17/36	775	843
Prudential Financial Inc.	5.700%	12/14/36	655	700
Prudential Financial Inc.	6.625%	6/21/40	150	180
Prudential Financial Inc.	5.625%	5/12/41	105	112
4 Prudential Financial Inc.	5.875%	9/15/42	525	534
4 Prudential Financial Inc.	5.625%	6/15/43	975	959
Prudential Financial Inc.	5.100%	8/15/43	175	174
4 Prudential Financial Inc.	5.200%	3/15/44	300	289
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,153
4 Reinsurance Group of America Inc.	6.750%	12/15/65	325	322
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	208
Torchmark Corp.	6.375%	6/15/16	425	469
Transatlantic Holdings Inc.	8.000%	11/30/39	625	770
Travelers Cos. Inc.	6.250%	6/20/16	100	112
Travelers Cos. Inc.	5.800%	5/15/18	910	1,048
Travelers Cos. Inc.	3.900%	11/1/20	530	557
Travelers Cos. Inc.	6.750%	6/20/36	475	593
Travelers Cos. Inc.	6.250%	6/15/37	145	172
Travelers Cos. Inc.	5.350%	11/1/40	130	140
Travelers Cos. Inc.	4.600%	8/1/43	1,000	976
Trinity Acquisition plc	6.125%	8/15/43	525	525
UnitedHealth Group Inc.	5.000%	8/15/14	650	668
UnitedHealth Group Inc.	4.875%	3/15/15	250	263
UnitedHealth Group Inc.	1.875%	11/15/16	225	230
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,007
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,684
UnitedHealth Group Inc.	4.700%	2/15/21	165	179
UnitedHealth Group Inc.	3.375%	11/15/21	105	103
UnitedHealth Group Inc.	2.875%	3/15/22	525	499
UnitedHealth Group Inc.	6.500%	6/15/37	200	237
UnitedHealth Group Inc.	6.625%	11/15/37	325	392
UnitedHealth Group Inc.	6.875%	2/15/38	755	932
UnitedHealth Group Inc.	5.950%	2/15/41	500	561
UnitedHealth Group Inc.	4.625%	11/15/41	50	47
UnitedHealth Group Inc.	4.375%	3/15/42	725	666
UnitedHealth Group Inc.	3.950%	10/15/42	200	170
UnitedHealth Group Inc.	4.250%	3/15/43	75	68
Unum Group	7.125%	9/30/16	175	199
Unum Group	5.625%	9/15/20	50	55
Unum Group	5.750%	8/15/42	200	206
Validus Holdings Ltd.	8.875%	1/26/40	150	191
WellPoint Inc.	1.250%	9/10/15	225	227
WellPoint Inc.	5.250%	1/15/16	290	314
WellPoint Inc.	5.875%	6/15/17	250	283
WellPoint Inc.	1.875%	1/15/18	2,775	2,738
WellPoint Inc.	7.000%	2/15/19	145	172
WellPoint Inc.	3.700%	8/15/21	145	144
WellPoint Inc.	3.125%	5/15/22	50	47
WellPoint Inc.	3.300%	1/15/23	750	703
WellPoint Inc.	5.950%	12/15/34	100	107
WellPoint Inc.	5.850%	1/15/36	150	161
WellPoint Inc.	6.375%	6/15/37	630	713
WellPoint Inc.	4.625%	5/15/42	175	161
WellPoint Inc.	4.650%	1/15/43	825	760

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Willis Group Holdings plc	5.750%	3/15/21	265	285
Willis North America Inc.	6.200%	3/28/17	300	330
WR Berkley Corp.	5.375%	9/15/20	50	53
WR Berkley Corp.	4.625%	3/15/22	225	227
XL Group plc	6.375%	11/15/24	100	114
XLIT Ltd.	5.750%	10/1/21	545	614
XLIT Ltd.	5.250%	12/15/43	100	101
Other Finance (0.0%)
CME Group Inc.	5.300%	9/15/43	325	337
IntercontinentalExchange Group Inc.	2.500%	10/15/18	125	126
IntercontinentalExchange Group Inc.	4.000%	10/15/23	250	250
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	154
NASDAQ OMX Group Inc.	5.550%	1/15/20	450	484
ORIX Corp.	4.710%	4/27/15	800	834
ORIX Corp.	5.000%	1/12/16	245	261
XTRA Finance Corp.	5.150%	4/1/17	575	636
Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	302
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	70
AvalonBay Communities Inc.	5.750%	9/15/16	100	112
AvalonBay Communities Inc.	2.850%	3/15/23	200	180
AvalonBay Communities Inc.	4.200%	12/15/23	175	173
BioMed Realty LP	3.850%	4/15/16	325	339
BioMed Realty LP	4.250%	7/15/22	400	382
Boston Properties LP	3.700%	11/15/18	2,120	2,236
Boston Properties LP	5.625%	11/15/20	325	364
Boston Properties LP	4.125%	5/15/21	190	194
Boston Properties LP	3.850%	2/1/23	950	929
Boston Properties LP	3.125%	9/1/23	1,375	1,252
Brandywine Operating Partnership LP	4.950%	4/15/18	725	776
BRE Properties Inc.	3.375%	1/15/23	1,150	1,053
Camden Property Trust	5.700%	5/15/17	25	28
Camden Property Trust	2.950%	12/15/22	325	293
Camden Property Trust	4.250%	1/15/24	100	99
CBL & Associates LP	5.250%	12/1/23	600	598
CommonWealth REIT	6.650%	1/15/18	1,175	1,286
Corporate Office Properties LP	3.600%	5/15/23	150	136
CubeSmart LP	4.375%	12/15/23	350	342
7 DCT Industrial Trust Inc.	4.500%	10/15/23	50	49
DDR Corp.	7.875%	9/1/20	500	613
DDR Corp.	3.500%	1/15/21	225	218
DDR Corp.	4.625%	7/15/22	500	509
DDR Corp.	3.375%	5/15/23	400	364
Digital Realty Trust LP	4.500%	7/15/15	75	78
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,215
Duke Realty LP	5.950%	2/15/17	200	221
Duke Realty LP	8.250%	8/15/19	125	154
Duke Realty LP	6.750%	3/15/20	250	288
Duke Realty LP	3.625%	4/15/23	875	803
EPR Properties	5.750%	8/15/22	75	76
EPR Properties	5.250%	7/15/23	400	390
ERP Operating LP	5.250%	9/15/14	350	361
ERP Operating LP	5.375%	8/1/16	275	304
ERP Operating LP	4.750%	7/15/20	265	284
ERP Operating LP	4.625%	12/15/21	115	121
ERP Operating LP	3.000%	4/15/23	625	570
Essex Portfolio LP	3.250%	5/1/23	50	45
Federal Realty Investment Trust	3.000%	8/1/22	175	163
Federal Realty Investment Trust	2.750%	6/1/23	125	112
HCP Inc.	3.750%	2/1/16	1,445	1,515
HCP Inc.	6.300%	9/15/16	300	337
HCP Inc.	5.625%	5/1/17	25	28
HCP Inc.	2.625%	2/1/20	1,100	1,047

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HCP Inc.	5.375%	2/1/21	360	391
HCP Inc.	3.150%	8/1/22	150	137
HCP Inc.	6.750%	2/1/41	175	207
Health Care REIT Inc.	3.625%	3/15/16	225	236
Health Care REIT Inc.	6.200%	6/1/16	325	361
Health Care REIT Inc.	4.700%	9/15/17	50	54
Health Care REIT Inc.	2.250%	3/15/18	575	569
Health Care REIT Inc.	4.125%	4/1/19	300	316
Health Care REIT Inc.	6.125%	4/15/20	100	112
Health Care REIT Inc.	4.950%	1/15/21	750	789
Health Care REIT Inc.	5.250%	1/15/22	425	451
Health Care REIT Inc.	3.750%	3/15/23	175	165
Health Care REIT Inc.	4.500%	1/15/24	125	123
Health Care REIT Inc.	6.500%	3/15/41	200	218
Health Care REIT Inc.	5.125%	3/15/43	175	160
Healthcare Realty Trust Inc.	6.500%	1/17/17	882	982
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	157
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	92
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	92
Hospitality Properties Trust	5.125%	2/15/15	500	513
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,112
Kilroy Realty LP	5.000%	11/3/15	150	160
Kilroy Realty LP	4.800%	7/15/18	800	860
Kilroy Realty LP	3.800%	1/15/23	100	93
Kimco Realty Corp.	5.783%	3/15/16	125	137
Kimco Realty Corp.	5.700%	5/1/17	375	417
Kimco Realty Corp.	6.875%	10/1/19	50	60
Kimco Realty Corp.	3.125%	6/1/23	550	495
Liberty Property LP	5.125%	3/2/15	375	391
Liberty Property LP	3.375%	6/15/23	575	522
Liberty Property LP	4.400%	2/15/24	325	319
Mack-Cali Realty LP	7.750%	8/15/19	750	895
Mack-Cali Realty LP	4.500%	4/18/22	225	221
Mid-America Apartments LP	4.300%	10/15/23	150	146
National Retail Properties Inc.	6.875%	10/15/17	25	29
National Retail Properties Inc.	3.800%	10/15/22	500	476
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,059
Piedmont Operating Partnership LP	3.400%	6/1/23	125	112
Post Apartment Homes LP	3.375%	12/1/22	100	92
ProLogis LP	4.500%	8/15/17	75	81
ProLogis LP	2.750%	2/15/19	875	869
ProLogis LP	6.875%	3/15/20	300	353
ProLogis LP	4.250%	8/15/23	250	247
Realty Income Corp.	2.000%	1/31/18	575	563
Realty Income Corp.	6.750%	8/15/19	935	1,090
Realty Income Corp.	3.250%	10/15/22	100	91
Regency Centers LP	5.250%	8/1/15	75	80
Retail Opportunity Investments Corp.	5.000%	12/15/23	150	150
Senior Housing Properties Trust	4.300%	1/15/16	75	78
Simon Property Group LP	4.200%	2/1/15	135	139
Simon Property Group LP	5.750%	12/1/15	325	352
Simon Property Group LP	5.250%	12/1/16	335	371
Simon Property Group LP	2.800%	1/30/17	425	436
Simon Property Group LP	5.875%	3/1/17	650	726
Simon Property Group LP	2.150%	9/15/17	200	203
Simon Property Group LP	6.125%	5/30/18	450	521
Simon Property Group LP	5.650%	2/1/20	700	794
Simon Property Group LP	4.375%	3/1/21	555	585
Simon Property Group LP	4.125%	12/1/21	225	233
Simon Property Group LP	3.375%	3/15/22	250	244
Simon Property Group LP	2.750%	2/1/23	400	365
Simon Property Group LP	6.750%	2/1/40	300	374
Simon Property Group LP	4.750%	3/15/42	225	218
Tanger Properties LP	6.150%	11/15/15	400	436

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tanger Properties LP	3.875%	12/1/23	125	120
UDR Inc.	4.250%	6/1/18	400	421
UDR Inc.	3.700%	10/1/20	150	150
UDR Inc.	4.625%	1/10/22	125	128
Ventas Realty LP	1.550%	9/26/16	475	478
Ventas Realty LP	5.700%	9/30/43	450	458
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	319
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	300	313
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	24
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	262
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	140
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	461
Washington REIT	4.950%	10/1/20	125	131
Washington REIT	3.950%	10/15/22	100	95
Weingarten Realty Investors	3.375%	10/15/22	75	69
Weingarten Realty Investors	3.500%	4/15/23	250	228
Weingarten Realty Investors	4.450%	1/15/24	75	74
				656,506
Industrial (5.3%)
Basic Industry (0.5%)
Agrium Inc.	6.750%	1/15/19	1,350	1,573
Agrium Inc.	3.150%	10/1/22	3,010	2,766
Agrium Inc.	3.500%	6/1/23	275	256
Agrium Inc.	4.900%	6/1/43	125	115
Air Products & Chemicals Inc.	2.000%	8/2/16	275	281
Air Products & Chemicals Inc.	1.200%	10/15/17	225	220
Air Products & Chemicals Inc.	3.000%	11/3/21	190	182
Air Products & Chemicals Inc.	2.750%	2/3/23	200	184
Airgas Inc.	3.250%	10/1/15	225	233
Albemarle Corp.	4.500%	12/15/20	50	51
Alcoa Inc.	6.750%	7/15/18	310	352
Alcoa Inc.	5.720%	2/23/19	100	107
Alcoa Inc.	6.150%	8/15/20	810	872
Alcoa Inc.	5.400%	4/15/21	250	256
Alcoa Inc.	5.900%	2/1/27	205	202
Alcoa Inc.	6.750%	1/15/28	905	944
Alcoa Inc.	5.950%	2/1/37	310	285
Allegheny Technologies Inc.	9.375%	6/1/19	450	550
Barrick Gold Corp.	6.950%	4/1/19	350	404
Barrick Gold Corp.	3.850%	4/1/22	600	539
Barrick Gold Corp.	4.100%	5/1/23	1,050	946
Barrick Gold Corp.	5.250%	4/1/42	250	205
Barrick North America Finance LLC	6.800%	9/15/18	475	547
Barrick North America Finance LLC	4.400%	5/30/21	915	880
Barrick North America Finance LLC	7.500%	9/15/38	25	25
Barrick North America Finance LLC	5.700%	5/30/41	750	641
Barrick North America Finance LLC	5.750%	5/1/43	250	225
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	607
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,450	1,459
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	460
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,477
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	390
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	299
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	297
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	597
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	501
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	776
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,056
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,300	1,313
Cabot Corp.	2.550%	1/15/18	550	548
Cabot Corp.	3.700%	7/15/22	50	48
Carpenter Technology Corp.	5.200%	7/15/21	575	587

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	817
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	194
CF Industries Inc.	6.875%	5/1/18	1,725	2,003
CF Industries Inc.	7.125%	5/1/20	825	971
CF Industries Inc.	3.450%	6/1/23	575	526
CF Industries Inc.	4.950%	6/1/43	375	339
Cliffs Natural Resources Inc.	3.950%	1/15/18	875	881
Cliffs Natural Resources Inc.	5.900%	3/15/20	200	211
Cliffs Natural Resources Inc.	4.800%	10/1/20	150	148
Cliffs Natural Resources Inc.	4.875%	4/1/21	300	291
Cliffs Natural Resources Inc.	6.250%	10/1/40	350	296
Domtar Corp.	6.250%	9/1/42	50	48
Domtar Corp.	6.750%	2/15/44	400	407
Dow Chemical Co.	2.500%	2/15/16	250	258
Dow Chemical Co.	5.700%	5/15/18	100	114
Dow Chemical Co.	8.550%	5/15/19	1,810	2,344
Dow Chemical Co.	4.250%	11/15/20	2,010	2,136
Dow Chemical Co.	4.125%	11/15/21	185	191
Dow Chemical Co.	3.000%	11/15/22	700	652
Dow Chemical Co.	7.375%	11/1/29	100	128
Dow Chemical Co.	9.400%	5/15/39	760	1,134
Dow Chemical Co.	5.250%	11/15/41	525	526
Eastman Chemical Co.	3.000%	12/15/15	400	415
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,772
Eastman Chemical Co.	3.600%	8/15/22	650	623
Eastman Chemical Co.	4.800%	9/1/42	400	377
Ecolab Inc.	1.000%	8/9/15	900	903
Ecolab Inc.	3.000%	12/8/16	175	184
Ecolab Inc.	1.450%	12/8/17	1,225	1,200
Ecolab Inc.	4.350%	12/8/21	550	570
Ecolab Inc.	5.500%	12/8/41	625	669
EI du Pont de Nemours & Co.	3.250%	1/15/15	295	304
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	391
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	118
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	813
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	327
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,447
EI du Pont de Nemours & Co.	4.250%	4/1/21	850	898
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	69
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	605
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	442
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	110
FMC Corp.	3.950%	2/1/22	150	149
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	200	201
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	126
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	1,375	1,373
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	3,425	3,354
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,975	2,821
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	1,280	1,206
Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	720	686
Georgia-Pacific LLC	8.875%	5/15/31	450	624
Glencore Canada Corp.	5.500%	6/15/17	250	272
Goldcorp Inc.	2.125%	3/15/18	975	951
Goldcorp Inc.	3.700%	3/15/23	600	536
International Paper Co.	5.300%	4/1/15	525	554
International Paper Co.	7.950%	6/15/18	410	501
International Paper Co.	9.375%	5/15/19	700	918
International Paper Co.	7.500%	8/15/21	410	503
International Paper Co.	4.750%	2/15/22	500	522
International Paper Co.	7.300%	11/15/39	805	992
International Paper Co.	6.000%	11/15/41	300	324
LyondellBasell Industries NV	5.000%	4/15/19	900	995
LyondellBasell Industries NV	6.000%	11/15/21	475	545
LyondellBasell Industries NV	5.750%	4/15/24	500	558

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monsanto Co.	2.750%	4/15/16	75	78
Monsanto Co.	2.200%	7/15/22	175	158
Monsanto Co.	5.875%	4/15/38	375	431
Monsanto Co.	3.600%	7/15/42	250	205
Mosaic Co.	3.750%	11/15/21	650	638
Mosaic Co.	4.250%	11/15/23	300	297
Mosaic Co.	5.450%	11/15/33	100	102
Mosaic Co.	4.875%	11/15/41	130	117
Mosaic Co.	5.625%	11/15/43	150	151
Newmont Mining Corp.	5.125%	10/1/19	1,475	1,522
Newmont Mining Corp.	3.500%	3/15/22	250	213
Newmont Mining Corp.	5.875%	4/1/35	325	275
Newmont Mining Corp.	6.250%	10/1/39	500	441
Newmont Mining Corp.	4.875%	3/15/42	600	443
Nucor Corp.	5.750%	12/1/17	385	438
Nucor Corp.	5.850%	6/1/18	875	993
Nucor Corp.	4.125%	9/15/22	200	200
Nucor Corp.	4.000%	8/1/23	225	219
Nucor Corp.	6.400%	12/1/37	325	361
Nucor Corp.	5.200%	8/1/43	200	195
Packaging Corp. of America	3.900%	6/15/22	275	267
Packaging Corp. of America	4.500%	11/1/23	425	425
Placer Dome Inc.	6.450%	10/15/35	375	347
Plains Exploration & Production Co.	6.500%	11/15/20	800	884
Plum Creek Timberlands LP	5.875%	11/15/15	225	244
Plum Creek Timberlands LP	4.700%	3/15/21	275	284
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	315
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	705
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,302
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	53
PPG Industries Inc.	1.900%	1/15/16	375	381
PPG Industries Inc.	6.650%	3/15/18	700	815
Praxair Inc.	4.375%	3/31/14	450	454
Praxair Inc.	4.625%	3/30/15	615	646
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	175	193
Praxair Inc.	4.050%	3/15/21	925	962
Praxair Inc.	3.000%	9/1/21	50	49
Praxair Inc.	2.450%	2/15/22	850	785
Praxair Inc.	3.550%	11/7/42	100	81
Rayonier Inc.	3.750%	4/1/22	125	118
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	220
Rio Tinto Alcan Inc.	5.000%	6/1/15	875	924
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	361
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	260
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	288
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,765
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,407
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	313
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	181
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	998
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	277
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	580
Rio Tinto Finance USA plc	1.125%	3/20/15	325	327
Rio Tinto Finance USA plc	1.375%	6/17/16	1,050	1,057
Rio Tinto Finance USA plc	2.000%	3/22/17	375	376
Rio Tinto Finance USA plc	2.250%	12/14/18	500	497
Rio Tinto Finance USA plc	3.500%	3/22/22	200	196
Rio Tinto Finance USA plc	4.750%	3/22/42	875	845
Rio Tinto Finance USA plc	4.125%	8/21/42	850	740
Rohm & Haas Co.	7.850%	7/15/29	300	396
RPM International Inc.	6.125%	10/15/19	75	84
RPM International Inc.	3.450%	11/15/22	250	229
Sherwin-Williams Co.	3.125%	12/15/14	175	179

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sigma-Aldrich Corp.	3.375%	11/1/20	75	74
Southern Copper Corp.	5.375%	4/16/20	200	214
Southern Copper Corp.	7.500%	7/27/35	1,475	1,528
Southern Copper Corp.	6.750%	4/16/40	250	241
Syngenta Finance NV	3.125%	3/28/22	250	239
Syngenta Finance NV	4.375%	3/28/42	150	139
Teck Resources Ltd.	3.150%	1/15/17	500	517
Teck Resources Ltd.	2.500%	2/1/18	430	434
Teck Resources Ltd.	4.500%	1/15/21	250	251
Teck Resources Ltd.	4.750%	1/15/22	75	75
Teck Resources Ltd.	3.750%	2/1/23	525	487
Teck Resources Ltd.	6.250%	7/15/41	795	787
Teck Resources Ltd.	5.200%	3/1/42	425	373
Teck Resources Ltd.	5.400%	2/1/43	275	251
Vale Canada Ltd.	5.700%	10/15/15	450	482
Vale Canada Ltd.	7.200%	9/15/32	100	101
Vale Overseas Ltd.	6.250%	1/11/16	510	555
Vale Overseas Ltd.	6.250%	1/23/17	200	222
Vale Overseas Ltd.	5.625%	9/15/19	500	542
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,115
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,341
Vale Overseas Ltd.	8.250%	1/17/34	375	430
Vale Overseas Ltd.	6.875%	11/21/36	855	876
Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,139
Vale SA	5.625%	9/11/42	725	649
Valspar Corp.	7.250%	6/15/19	50	59
Valspar Corp.	4.200%	1/15/22	25	25
Westlake Chemical Corp.	3.600%	7/15/22	50	47
Westvaco Corp.	7.950%	2/15/31	300	347
Weyerhaeuser Co.	7.375%	10/1/19	550	673
Weyerhaeuser Co.	8.500%	1/15/25	150	192
Weyerhaeuser Co.	7.375%	3/15/32	625	767
Weyerhaeuser Co.	6.875%	12/15/33	125	147
Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	299
3M Co.	6.375%	2/15/28	350	426
3M Co.	5.700%	3/15/37	105	121
ABB Finance USA Inc.	1.625%	5/8/17	100	100
ABB Finance USA Inc.	2.875%	5/8/22	375	353
ABB Finance USA Inc.	4.375%	5/8/42	150	137
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	217
Black & Decker Corp.	5.750%	11/15/16	75	84
Boeing Capital Corp.	2.125%	8/15/16	115	119
Boeing Capital Corp.	4.700%	10/27/19	125	140
Boeing Co.	3.500%	2/15/15	565	583
Boeing Co.	0.950%	5/15/18	1,425	1,367
Boeing Co.	6.000%	3/15/19	150	177
Boeing Co.	4.875%	2/15/20	525	585
Boeing Co.	6.625%	2/15/38	100	127
Boeing Co.	6.875%	3/15/39	250	330
Boeing Co.	5.875%	2/15/40	795	941
Carlisle Cos. Inc.	3.750%	11/15/22	175	164
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	183
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,167
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	791
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	804
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	993
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,515
Caterpillar Inc.	0.950%	6/26/15	450	453
Caterpillar Inc.	1.500%	6/26/17	450	449
Caterpillar Inc.	3.900%	5/27/21	220	229
Caterpillar Inc.	2.600%	6/26/22	125	116
Caterpillar Inc.	6.050%	8/15/36	895	1,022

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Inc.	3.803%	8/15/42	979	821
Cooper US Inc.	2.375%	1/15/16	1,000	1,030
Crane Co.	2.750%	12/15/18	300	299
Crane Co.	4.450%	12/15/23	400	396
CRH America Inc.	4.125%	1/15/16	500	528
CRH America Inc.	6.000%	9/30/16	750	839
CRH America Inc.	5.750%	1/15/21	885	969
Danaher Corp.	2.300%	6/23/16	200	206
Danaher Corp.	3.900%	6/23/21	150	155
Deere & Co.	2.600%	6/8/22	700	656
Deere & Co.	5.375%	10/16/29	455	508
Deere & Co.	8.100%	5/15/30	2,000	2,760
Deere & Co.	7.125%	3/3/31	400	509
Deere & Co.	3.900%	6/9/42	500	437
Dover Corp.	4.300%	3/1/21	145	153
Dover Corp.	6.600%	3/15/38	350	426
Dover Corp.	5.375%	3/1/41	480	513
Eaton Corp.	1.500%	11/2/17	200	197
Eaton Corp.	5.600%	5/15/18	550	619
Eaton Corp.	2.750%	11/2/22	575	535
Eaton Corp.	4.000%	11/2/32	815	743
Eaton Corp.	4.150%	11/2/42	75	67
7 Embraer Overseas Ltd.	5.696%	9/16/23	866	863
Embraer SA	5.150%	6/15/22	325	324
Emerson Electric Co.	5.250%	10/15/18	525	598
Emerson Electric Co.	4.875%	10/15/19	275	309
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	2/15/23	1,000	936
Emerson Electric Co.	6.000%	8/15/32	150	169
Emerson Electric Co.	6.125%	4/15/39	125	147
Emerson Electric Co.	5.250%	11/15/39	135	142
Exelis Inc.	4.250%	10/1/16	225	237
Flowserve Corp.	3.500%	9/15/22	625	589
Flowserve Corp.	4.000%	11/15/23	375	363
General Dynamics Corp.	1.375%	1/15/15	550	556
General Dynamics Corp.	1.000%	11/15/17	1,100	1,067
General Dynamics Corp.	3.875%	7/15/21	750	773
General Dynamics Corp.	2.250%	11/15/22	900	807
General Dynamics Corp.	3.600%	11/15/42	125	102
General Electric Co.	0.850%	10/9/15	925	931
General Electric Co.	5.250%	12/6/17	1,940	2,201
General Electric Co.	2.700%	10/9/22	1,350	1,261
General Electric Co.	4.125%	10/9/42	2,050	1,879
Harsco Corp.	5.750%	5/15/18	500	525
Honeywell International Inc.	5.400%	3/15/16	245	269
Honeywell International Inc.	5.300%	3/15/17	275	307
Honeywell International Inc.	5.300%	3/1/18	150	170
Honeywell International Inc.	5.000%	2/15/19	105	118
Honeywell International Inc.	4.250%	3/1/21	805	863
Honeywell International Inc.	3.350%	12/1/23	1,325	1,291
Honeywell International Inc.	5.700%	3/15/37	105	117
Honeywell International Inc.	5.375%	3/1/41	855	934
Illinois Tool Works Inc.	6.250%	4/1/19	450	533
Illinois Tool Works Inc.	3.375%	9/15/21	105	105
Illinois Tool Works Inc.	4.875%	9/15/41	105	103
Illinois Tool Works Inc.	3.900%	9/1/42	725	618
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	800	940
7 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	124
7 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	244
7 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	126
John Deere Capital Corp.	2.950%	3/9/15	125	129
John Deere Capital Corp.	0.875%	4/17/15	50	50
John Deere Capital Corp.	0.950%	6/29/15	300	302
John Deere Capital Corp.	0.700%	9/4/15	50	50

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	0.750%	1/22/16	275	275
John Deere Capital Corp.	1.850%	9/15/16	185	189
John Deere Capital Corp.	2.000%	1/13/17	375	382
John Deere Capital Corp.	2.800%	9/18/17	550	574
John Deere Capital Corp.	1.200%	10/10/17	475	465
John Deere Capital Corp.	5.750%	9/10/18	530	615
John Deere Capital Corp.	2.250%	4/17/19	150	149
John Deere Capital Corp.	1.700%	1/15/20	550	516
John Deere Capital Corp.	3.900%	7/12/21	125	129
John Deere Capital Corp.	3.150%	10/15/21	105	104
John Deere Capital Corp.	2.750%	3/15/22	75	71
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,650
Joy Global Inc.	6.000%	11/15/16	250	279
Kennametal Inc.	2.650%	11/1/19	200	196
Kennametal Inc.	3.875%	2/15/22	125	119
L-3 Communications Corp.	5.200%	10/15/19	825	899
L-3 Communications Corp.	4.750%	7/15/20	425	440
L-3 Communications Corp.	4.950%	2/15/21	575	601
Lockheed Martin Corp.	7.650%	5/1/16	250	288
Lockheed Martin Corp.	2.125%	9/15/16	245	252
Lockheed Martin Corp.	4.250%	11/15/19	2,005	2,156
Lockheed Martin Corp.	3.350%	9/15/21	80	79
Lockheed Martin Corp.	6.150%	9/1/36	1,715	1,942
Lockheed Martin Corp.	5.500%	11/15/39	180	189
Lockheed Martin Corp.	5.720%	6/1/40	316	338
Martin Marietta Materials Inc.	6.600%	4/15/18	400	451
Mohawk Industries Inc.	3.850%	2/1/23	750	707
Northrop Grumman Corp.	1.750%	6/1/18	575	563
Northrop Grumman Corp.	3.500%	3/15/21	125	124
Northrop Grumman Corp.	3.250%	8/1/23	400	372
Northrop Grumman Corp.	5.050%	11/15/40	475	462
Northrop Grumman Corp.	4.750%	6/1/43	400	379
Owens Corning	6.500%	12/1/16	1,691	1,875
Owens Corning	4.200%	12/15/22	150	144
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,960
Parker Hannifin Corp.	3.500%	9/15/22	75	74
Parker Hannifin Corp.	6.250%	5/15/38	75	89
Pentair Finance SA	1.350%	12/1/15	300	302
Precision Castparts Corp.	0.700%	12/20/15	225	225
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,616
Precision Castparts Corp.	2.500%	1/15/23	125	114
Precision Castparts Corp.	3.900%	1/15/43	175	152
Raytheon Co.	6.750%	3/15/18	125	148
Raytheon Co.	3.125%	10/15/20	425	425
Raytheon Co.	2.500%	12/15/22	425	386
Raytheon Co.	7.200%	8/15/27	75	92
Raytheon Co.	4.875%	10/15/40	225	223
Raytheon Co.	4.700%	12/15/41	625	604
Republic Services Inc.	3.800%	5/15/18	2,535	2,685
Republic Services Inc.	5.500%	9/15/19	325	367
Republic Services Inc.	5.000%	3/1/20	125	137
Republic Services Inc.	5.250%	11/15/21	50	55
Republic Services Inc.	3.550%	6/1/22	300	290
Republic Services Inc.	6.200%	3/1/40	475	546
Republic Services Inc.	5.700%	5/15/41	500	533
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	200	242
Rockwell Automation Inc.	6.250%	12/1/37	325	378
Rockwell Collins Inc.	5.250%	7/15/19	50	57
Rockwell Collins Inc.	3.100%	11/15/21	125	121
Roper Industries Inc.	2.050%	10/1/18	1,175	1,146
Roper Industries Inc.	6.250%	9/1/19	1,275	1,466
Snap-on Inc.	6.125%	9/1/21	200	226
Sonoco Products Co.	4.375%	11/1/21	65	66

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sonoco Products Co.	5.750%	11/1/40	265	280
Stanley Black & Decker Inc.	3.400%	12/1/21	450	446
Stanley Black & Decker Inc.	5.200%	9/1/40	150	149
Textron Inc.	5.600%	12/1/17	125	139
Textron Inc.	7.250%	10/1/19	650	754
Tyco International Finance SA	8.500%	1/15/19	200	245
Tyco International Finance SA / Tyco International Ltd.	7.000%	12/15/19	300	352
United Technologies Corp.	4.875%	5/1/15	115	122
United Technologies Corp.	1.800%	6/1/17	620	630
United Technologies Corp.	5.375%	12/15/17	1,575	1,795
United Technologies Corp.	6.125%	2/1/19	1,183	1,397
United Technologies Corp.	4.500%	4/15/20	445	485
United Technologies Corp.	3.100%	6/1/22	1,350	1,325
United Technologies Corp.	6.700%	8/1/28	200	245
United Technologies Corp.	7.500%	9/15/29	100	132
United Technologies Corp.	5.400%	5/1/35	400	448
United Technologies Corp.	6.050%	6/1/36	285	333
United Technologies Corp.	6.125%	7/15/38	500	595
United Technologies Corp.	5.700%	4/15/40	525	601
United Technologies Corp.	4.500%	6/1/42	2,225	2,151
Waste Management Inc.	2.600%	9/1/16	205	212
Waste Management Inc.	6.100%	3/15/18	1,100	1,268
Waste Management Inc.	7.375%	3/11/19	80	97
Waste Management Inc.	4.600%	3/1/21	275	292
Waste Management Inc.	7.100%	8/1/26	325	395
Waste Management Inc.	7.750%	5/15/32	185	240
Waste Management Inc.	6.125%	11/30/39	400	456
Communication (0.9%)
21st Century Fox America Inc.	5.300%	12/15/14	205	214
21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,395
21st Century Fox America Inc.	5.650%	8/15/20	500	564
21st Century Fox America Inc.	4.500%	2/15/21	435	465
21st Century Fox America Inc.	3.000%	9/15/22	500	470
7 21st Century Fox America Inc.	4.000%	10/1/23	275	271
21st Century Fox America Inc.	6.550%	3/15/33	892	1,021
21st Century Fox America Inc.	6.200%	12/15/34	825	919
21st Century Fox America Inc.	6.400%	12/15/35	750	852
21st Century Fox America Inc.	8.150%	10/17/36	385	488
21st Century Fox America Inc.	6.150%	3/1/37	345	379
21st Century Fox America Inc.	6.900%	8/15/39	425	509
7 21st Century Fox America Inc.	5.400%	10/1/43	175	179
Alltel Corp.	6.800%	5/1/29	128	148
America Movil SAB de CV	5.750%	1/15/15	833	872
America Movil SAB de CV	2.375%	9/8/16	900	922
America Movil SAB de CV	5.625%	11/15/17	350	394
America Movil SAB de CV	5.000%	10/16/19	850	922
America Movil SAB de CV	5.000%	3/30/20	710	775
America Movil SAB de CV	3.125%	7/16/22	200	183
America Movil SAB de CV	6.375%	3/1/35	200	217
America Movil SAB de CV	6.125%	11/15/37	300	317
America Movil SAB de CV	6.125%	3/30/40	1,210	1,304
America Movil SAB de CV	4.375%	7/16/42	425	356
American Tower Corp.	4.625%	4/1/15	75	78
American Tower Corp.	4.500%	1/15/18	1,400	1,506
American Tower Corp.	5.050%	9/1/20	205	217
American Tower Corp.	5.900%	11/1/21	1,500	1,635
American Tower Corp.	3.500%	1/31/23	1,640	1,489
AT&T Corp.	8.000%	11/15/31	1,001	1,332
AT&T Inc.	2.500%	8/15/15	2,285	2,346
AT&T Inc.	0.900%	2/12/16	500	499
AT&T Inc.	2.950%	5/15/16	160	167
AT&T Inc.	5.625%	6/15/16	525	582
AT&T Inc.	2.400%	8/15/16	445	459

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	1.600%	2/15/17	500	500
AT&T Inc.	1.700%	6/1/17	2,175	2,186
AT&T Inc.	5.500%	2/1/18	2,385	2,696
AT&T Inc.	5.600%	5/15/18	250	284
AT&T Inc.	2.375%	11/27/18	950	952
AT&T Inc.	5.800%	2/15/19	325	376
AT&T Inc.	4.450%	5/15/21	485	511
AT&T Inc.	3.875%	8/15/21	615	622
AT&T Inc.	3.000%	2/15/22	600	564
AT&T Inc.	2.625%	12/1/22	875	787
AT&T Inc.	6.450%	6/15/34	945	1,058
AT&T Inc.	6.500%	9/1/37	448	508
AT&T Inc.	6.300%	1/15/38	885	978
AT&T Inc.	6.400%	5/15/38	550	614
AT&T Inc.	6.550%	2/15/39	410	465
AT&T Inc.	5.350%	9/1/40	1,755	1,742
AT&T Inc.	5.550%	8/15/41	210	212
AT&T Inc.	4.300%	12/15/42	1,773	1,509
AT&T Inc.	4.350%	6/15/45	1,306	1,099
AT&T Mobility LLC	7.125%	12/15/31	400	485
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	91
BellSouth Corp.	6.875%	10/15/31	231	255
BellSouth Corp.	6.550%	6/15/34	261	279
BellSouth Corp.	6.000%	11/15/34	119	120
BellSouth Telecommunications LLC	6.375%	6/1/28	790	852
British Telecommunications plc	5.950%	1/15/18	1,440	1,645
British Telecommunications plc	9.625%	12/15/30	1,125	1,677
CBS Corp.	5.750%	4/15/20	360	404
CBS Corp.	4.300%	2/15/21	550	561
CBS Corp.	3.375%	3/1/22	725	692
CBS Corp.	7.875%	7/30/30	400	499
CBS Corp.	5.500%	5/15/33	200	198
CBS Corp.	4.850%	7/1/42	225	203
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	500	464
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	2,542	3,232
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,531
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,043
Comcast Corp.	6.500%	1/15/15	700	743
Comcast Corp.	5.900%	3/15/16	1,265	1,399
Comcast Corp.	5.700%	5/15/18	475	547
Comcast Corp.	5.700%	7/1/19	1,730	2,001
Comcast Corp.	3.125%	7/15/22	100	96
Comcast Corp.	2.850%	1/15/23	900	833
Comcast Corp.	4.250%	1/15/33	2,450	2,256
Comcast Corp.	7.050%	3/15/33	1,000	1,219
Comcast Corp.	6.500%	11/15/35	1,075	1,249
Comcast Corp.	6.450%	3/15/37	900	1,038
Comcast Corp.	6.950%	8/15/37	1,220	1,500
Comcast Corp.	6.400%	5/15/38	600	686
Comcast Corp.	4.650%	7/15/42	1,125	1,041
Comcast Corp.	4.500%	1/15/43	225	203
COX Communications Inc.	5.500%	10/1/15	600	644
7 COX Communications Inc.	8.375%	3/1/39	500	603
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	466
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	383
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,187
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,725	2,451
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	325	335
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	300	310
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.125%	2/15/16	75	78
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	2,330	2,650
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	500	545
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	2,725	2,867
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	275	285

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	225	231
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	1,075	962
Discovery Communications LLC	5.050%	6/1/20	1,150	1,253
Discovery Communications LLC	4.375%	6/15/21	205	212
Discovery Communications LLC	3.300%	5/15/22	125	118
Discovery Communications LLC	3.250%	4/1/23	500	464
Discovery Communications LLC	4.950%	5/15/42	225	209
Discovery Communications LLC	4.875%	4/1/43	175	161
Embarq Corp.	7.082%	6/1/16	425	476
Embarq Corp.	7.995%	6/1/36	405	407
Graham Holdings Co.	7.250%	2/1/19	150	178
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,559
Grupo Televisa SAB	6.625%	3/18/25	450	499
Grupo Televisa SAB	6.625%	1/15/40	500	530
GTE Corp.	6.940%	4/15/28	325	368
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	936
McGraw Hill Financial Inc.	5.900%	11/15/17	150	164
McGraw Hill Financial Inc.	6.550%	11/15/37	350	333
Moody's Corp.	4.500%	9/1/22	1,400	1,377
NBCUniversal Media LLC	3.650%	4/30/15	200	208
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,440
NBCUniversal Media LLC	5.150%	4/30/20	925	1,032
NBCUniversal Media LLC	4.375%	4/1/21	205	217
NBCUniversal Media LLC	6.400%	4/30/40	350	402
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,178
NBCUniversal Media LLC	4.450%	1/15/43	100	89
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	218
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	99
Omnicom Group Inc.	5.900%	4/15/16	50	55
Omnicom Group Inc.	6.250%	7/15/19	675	779
Omnicom Group Inc.	4.450%	8/15/20	1,250	1,321
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,066
Orange SA	2.750%	9/14/16	820	851
Orange SA	5.375%	7/8/19	1,025	1,139
Orange SA	4.125%	9/14/21	902	909
Orange SA	8.750%	3/1/31	785	1,074
Orange SA	5.375%	1/13/42	25	25
Pacific Bell Telephone Co.	7.125%	3/15/26	200	240
Qwest Corp.	6.500%	6/1/17	275	308
Qwest Corp.	6.750%	12/1/21	410	446
Qwest Corp.	7.250%	9/15/25	175	187
Qwest Corp.	6.875%	9/15/33	375	359
Qwest Corp.	7.125%	11/15/43	550	529
Reed Elsevier Capital Inc.	8.625%	1/15/19	259	325
Reed Elsevier Capital Inc.	3.125%	10/15/22	705	646
Rogers Communications Inc.	6.800%	8/15/18	950	1,134
Rogers Communications Inc.	3.000%	3/15/23	230	211
Rogers Communications Inc.	4.100%	10/1/23	225	222
Rogers Communications Inc.	4.500%	3/15/43	250	212
Telefonica Emisiones SAU	4.949%	1/15/15	625	650
Telefonica Emisiones SAU	3.729%	4/27/15	300	310
Telefonica Emisiones SAU	6.421%	6/20/16	475	530
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,045
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,176
Telefonica Emisiones SAU	5.134%	4/27/20	705	748
Telefonica Emisiones SAU	5.462%	2/16/21	350	370
Telefonica Emisiones SAU	4.570%	4/27/23	750	741
Telefonica Emisiones SAU	7.045%	6/20/36	690	768
Telefonica Europe BV	8.250%	9/15/30	750	886
Thomson Reuters Corp.	1.300%	2/23/17	450	448
Thomson Reuters Corp.	6.500%	7/15/18	50	58
Thomson Reuters Corp.	4.700%	10/15/19	125	136
Thomson Reuters Corp.	4.300%	11/23/23	600	600
Thomson Reuters Corp.	5.500%	8/15/35	350	339

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,449
Thomson Reuters Corp.	5.650%	11/23/43	625	623
Time Warner Cable Inc.	3.500%	2/1/15	450	462
Time Warner Cable Inc.	5.850%	5/1/17	825	903
Time Warner Cable Inc.	6.750%	7/1/18	475	537
Time Warner Cable Inc.	8.250%	4/1/19	700	825
Time Warner Cable Inc.	5.000%	2/1/20	2,695	2,736
Time Warner Cable Inc.	4.125%	2/15/21	500	467
Time Warner Cable Inc.	4.000%	9/1/21	850	781
Time Warner Cable Inc.	6.550%	5/1/37	550	505
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,496
Time Warner Cable Inc.	5.875%	11/15/40	600	514
Time Warner Cable Inc.	5.500%	9/1/41	250	207
Time Warner Cable Inc.	4.500%	9/15/42	475	352
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	916
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	108
United States Cellular Corp.	6.700%	12/15/33	1,250	1,179
Verizon Communications Inc.	5.550%	2/15/16	500	547
Verizon Communications Inc.	3.000%	4/1/16	380	396
Verizon Communications Inc.	2.500%	9/15/16	1,430	1,481
Verizon Communications Inc.	2.000%	11/1/16	2,825	2,889
Verizon Communications Inc.	5.500%	4/1/17	50	56
Verizon Communications Inc.	1.100%	11/1/17	200	196
Verizon Communications Inc.	5.500%	2/15/18	1,150	1,300
Verizon Communications Inc.	6.100%	4/15/18	305	353
Verizon Communications Inc.	3.650%	9/14/18	3,505	3,710
Verizon Communications Inc.	8.750%	11/1/18	2,945	3,767
Verizon Communications Inc.	4.500%	9/15/20	1,505	1,610
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,540
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,031
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,701
Verizon Communications Inc.	5.150%	9/15/23	6,765	7,244
Verizon Communications Inc.	7.750%	12/1/30	1,135	1,441
Verizon Communications Inc.	6.400%	9/15/33	3,150	3,632
Verizon Communications Inc.	5.850%	9/15/35	500	528
Verizon Communications Inc.	6.250%	4/1/37	775	857
Verizon Communications Inc.	6.400%	2/15/38	1,360	1,529
Verizon Communications Inc.	6.900%	4/15/38	350	415
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,481
Verizon Communications Inc.	6.000%	4/1/41	445	479
Verizon Communications Inc.	4.750%	11/1/41	625	572
Verizon Communications Inc.	3.850%	11/1/42	250	203
Verizon Communications Inc.	6.550%	9/15/43	7,885	9,234
Verizon Maryland LLC	5.125%	6/15/33	1,000	972
Verizon New England Inc.	7.875%	11/15/29	250	291
Verizon New York Inc.	7.375%	4/1/32	500	564
Vodafone Group plc	0.900%	2/19/16	175	175
Vodafone Group plc	5.750%	3/15/16	300	329
Vodafone Group plc	5.625%	2/27/17	2,060	2,320
Vodafone Group plc	1.625%	3/20/17	625	624
Vodafone Group plc	1.250%	9/26/17	1,350	1,315
Vodafone Group plc	1.500%	2/19/18	1,450	1,415
Vodafone Group plc	4.625%	7/15/18	125	138
Vodafone Group plc	5.450%	6/10/19	275	313
Vodafone Group plc	2.500%	9/26/22	200	177
Vodafone Group plc	2.950%	2/19/23	545	497
Vodafone Group plc	7.875%	2/15/30	425	533
Vodafone Group plc	6.250%	11/30/32	350	383
Vodafone Group plc	6.150%	2/27/37	755	815
Vodafone Group plc	4.375%	2/19/43	675	591
WPP Finance 2010	4.750%	11/21/21	1,721	1,786
WPP Finance 2010	3.625%	9/7/22	500	482
WPP Finance 2010	5.125%	9/7/42	1,050	951
WPP Finance 2010	5.625%	11/15/43	1,000	986

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumer Cyclical (0.7%)
Advance Auto Parts Inc.	4.500%	12/1/23	400	398
Amazon.com Inc.	0.650%	11/27/15	350	350
Amazon.com Inc.	1.200%	11/29/17	650	638
Amazon.com Inc.	2.500%	11/29/22	475	428
American Honda Finance Corp.	1.125%	10/7/16	600	601
American Honda Finance Corp.	2.125%	10/10/18	450	447
AutoZone Inc.	5.750%	1/15/15	325	342
AutoZone Inc.	7.125%	8/1/18	750	892
AutoZone Inc.	3.125%	7/15/23	275	249
BorgWarner Inc.	4.625%	9/15/20	50	53
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	1,600	1,448
Carnival Corp.	1.200%	2/5/16	275	274
Carnival Corp.	3.950%	10/15/20	200	200
Costco Wholesale Corp.	5.500%	3/15/17	875	984
Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,792
Cummins Inc.	3.650%	10/1/23	350	345
Cummins Inc.	4.875%	10/1/43	400	399
CVS Caremark Corp.	4.875%	9/15/14	175	180
CVS Caremark Corp.	3.250%	5/18/15	705	729
CVS Caremark Corp.	1.200%	12/5/16	200	201
CVS Caremark Corp.	5.750%	6/1/17	496	563
CVS Caremark Corp.	2.250%	12/5/18	200	200
CVS Caremark Corp.	4.750%	5/18/20	625	678
CVS Caremark Corp.	2.750%	12/1/22	975	898
CVS Caremark Corp.	4.000%	12/5/23	660	658
CVS Caremark Corp.	6.250%	6/1/27	125	146
CVS Caremark Corp.	6.125%	9/15/39	125	142
CVS Caremark Corp.	5.750%	5/15/41	1,255	1,356
CVS Caremark Corp.	5.300%	12/5/43	250	257
7 Daimler Finance North America LLC	2.625%	9/15/16	225	232
Daimler Finance North America LLC	8.500%	1/18/31	655	947
Darden Restaurants Inc.	6.200%	10/15/17	150	167
Darden Restaurants Inc.	4.500%	10/15/21	670	650
Dollar General Corp.	3.250%	4/15/23	950	872
eBay Inc.	1.625%	10/15/15	125	127
eBay Inc.	1.350%	7/15/17	625	624
eBay Inc.	3.250%	10/15/20	125	128
eBay Inc.	2.600%	7/15/22	825	759
eBay Inc.	4.000%	7/15/42	75	63
Expedia Inc.	5.950%	8/15/20	1,750	1,893
Family Dollar Stores Inc.	5.000%	2/1/21	125	128
Ford Motor Co.	6.625%	10/1/28	575	648
Ford Motor Co.	6.375%	2/1/29	275	302
Ford Motor Co.	7.450%	7/16/31	1,075	1,315
Ford Motor Co.	4.750%	1/15/43	775	696
Ford Motor Co.	7.400%	11/1/46	300	361
Ford Motor Credit Co. LLC	3.875%	1/15/15	1,250	1,290
Ford Motor Credit Co. LLC	7.000%	4/15/15	975	1,049
Ford Motor Credit Co. LLC	2.750%	5/15/15	475	487
Ford Motor Credit Co. LLC	12.000%	5/15/15	375	430
Ford Motor Credit Co. LLC	5.625%	9/15/15	325	349
Ford Motor Credit Co. LLC	4.207%	4/15/16	1,025	1,092
Ford Motor Credit Co. LLC	1.700%	5/9/16	225	227
Ford Motor Credit Co. LLC	3.984%	6/15/16	200	212
Ford Motor Credit Co. LLC	8.000%	12/15/16	525	620
Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,776
Ford Motor Credit Co. LLC	6.625%	8/15/17	525	607
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,693
Ford Motor Credit Co. LLC	2.875%	10/1/18	525	537
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	972
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	502

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	821
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,075
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	852
Gap Inc.	5.950%	4/12/21	2,550	2,802
Historic TW Inc.	9.150%	2/1/23	975	1,289
Historic TW Inc.	6.625%	5/15/29	200	229
Home Depot Inc.	5.400%	3/1/16	1,305	1,435
Home Depot Inc.	2.250%	9/10/18	2,925	2,973
Home Depot Inc.	4.400%	4/1/21	1,610	1,731
Home Depot Inc.	2.700%	4/1/23	600	552
Home Depot Inc.	3.750%	2/15/24	900	893
Home Depot Inc.	5.875%	12/16/36	745	856
Home Depot Inc.	5.950%	4/1/41	375	432
Home Depot Inc.	4.200%	4/1/43	750	678
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,202
Host Hotels & Resorts LP	3.750%	10/15/23	1,950	1,821
Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,413
International Game Technology	7.500%	6/15/19	375	435
International Game Technology	5.500%	6/15/20	125	133
Johnson Controls Inc.	2.600%	12/1/16	150	155
Johnson Controls Inc.	5.000%	3/30/20	200	219
Johnson Controls Inc.	4.250%	3/1/21	745	775
Johnson Controls Inc.	3.750%	12/1/21	175	175
Johnson Controls Inc.	6.000%	1/15/36	125	133
Johnson Controls Inc.	5.700%	3/1/41	205	213
Johnson Controls Inc.	5.250%	12/1/41	100	97
Kohl's Corp.	6.250%	12/15/17	200	230
Kohl's Corp.	4.000%	11/1/21	845	838
Kohl's Corp.	6.000%	1/15/33	225	226
Kohl's Corp.	6.875%	12/15/37	100	111
Lowe's Cos. Inc.	5.000%	10/15/15	75	81
Lowe's Cos. Inc.	1.625%	4/15/17	925	934
Lowe's Cos. Inc.	6.100%	9/15/17	200	229
Lowe's Cos. Inc.	4.625%	4/15/20	445	486
Lowe's Cos. Inc.	3.750%	4/15/21	205	211
Lowe's Cos. Inc.	3.800%	11/15/21	250	258
Lowe's Cos. Inc.	3.120%	4/15/22	2,125	2,051
Lowe's Cos. Inc.	3.875%	9/15/23	300	302
Lowe's Cos. Inc.	6.875%	2/15/28	367	449
Lowe's Cos. Inc.	5.800%	4/15/40	180	200
Lowe's Cos. Inc.	5.125%	11/15/41	100	102
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,159
Lowe's Cos. Inc.	5.000%	9/15/43	100	101
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,830
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	268
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,176
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	150
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	533
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	305
Macy's Retail Holdings Inc.	5.125%	1/15/42	25	24
Marriott International Inc.	6.200%	6/15/16	150	167
Marriott International Inc.	6.375%	6/15/17	50	57
Marriott International Inc.	3.000%	3/1/19	125	126
Marriott International Inc.	3.375%	10/15/20	850	837
McDonald's Corp.	5.300%	3/15/17	400	448
McDonald's Corp.	5.800%	10/15/17	550	634
McDonald's Corp.	5.350%	3/1/18	880	1,002
McDonald's Corp.	2.625%	1/15/22	410	390
McDonald's Corp.	6.300%	3/1/38	300	364
McDonald's Corp.	5.700%	2/1/39	25	28
McDonald's Corp.	3.700%	2/15/42	1,225	1,036
McDonald's Corp.	3.625%	5/1/43	275	229
MDC Holdings Inc.	6.000%	1/15/43	300	258
NIKE Inc.	2.250%	5/1/23	50	45

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NIKE Inc.	3.625%	5/1/43	125	104
Nordstrom Inc.	4.750%	5/1/20	600	656
Nordstrom Inc.	4.000%	10/15/21	585	605
Nordstrom Inc.	6.950%	3/15/28	200	240
Nordstrom Inc.	7.000%	1/15/38	150	191
NVR Inc.	3.950%	9/15/22	225	215
O'Reilly Automotive Inc.	4.875%	1/14/21	50	52
O'Reilly Automotive Inc.	4.625%	9/15/21	550	567
O'Reilly Automotive Inc.	3.800%	9/1/22	25	24
O'Reilly Automotive Inc.	3.850%	6/15/23	150	144
PACCAR Financial Corp.	1.050%	6/5/15	100	101
PACCAR Financial Corp.	1.150%	8/16/16	625	627
PACCAR Financial Corp.	1.600%	3/15/17	400	399
QVC Inc.	5.125%	7/2/22	25	25
QVC Inc.	4.375%	3/15/23	75	70
QVC Inc.	5.950%	3/15/43	325	293
Ralph Lauren Corp.	2.125%	9/26/18	200	200
Starbucks Corp.	0.875%	12/5/16	25	25
Starbucks Corp.	3.850%	10/1/23	800	803
Target Corp.	5.375%	5/1/17	200	225
Target Corp.	6.000%	1/15/18	495	571
Target Corp.	3.875%	7/15/20	145	153
Target Corp.	2.900%	1/15/22	900	861
Target Corp.	6.350%	11/1/32	450	528
Target Corp.	7.000%	1/15/38	1,081	1,370
Target Corp.	4.000%	7/1/42	500	432
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,109
Time Warner Inc.	3.150%	7/15/15	860	892
Time Warner Inc.	4.875%	3/15/20	1,240	1,362
Time Warner Inc.	4.700%	1/15/21	700	744
Time Warner Inc.	4.750%	3/29/21	600	639
Time Warner Inc.	4.000%	1/15/22	205	207
Time Warner Inc.	4.050%	12/15/23	75	74
Time Warner Inc.	7.625%	4/15/31	835	1,050
Time Warner Inc.	7.700%	5/1/32	590	753
Time Warner Inc.	6.200%	3/15/40	150	163
Time Warner Inc.	6.100%	7/15/40	825	899
Time Warner Inc.	6.250%	3/29/41	325	360
Time Warner Inc.	5.375%	10/15/41	205	207
Time Warner Inc.	5.350%	12/15/43	125	126
TJX Cos. Inc.	6.950%	4/15/19	175	211
TJX Cos. Inc.	2.500%	5/15/23	2,100	1,896
Toyota Motor Credit Corp.	1.000%	2/17/15	625	629
Toyota Motor Credit Corp.	3.200%	6/17/15	700	727
Toyota Motor Credit Corp.	0.875%	7/17/15	75	75
Toyota Motor Credit Corp.	2.800%	1/11/16	535	555
Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,485
Toyota Motor Credit Corp.	2.050%	1/12/17	950	971
Toyota Motor Credit Corp.	1.250%	10/5/17	575	564
Toyota Motor Credit Corp.	1.375%	1/10/18	825	811
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,122
Toyota Motor Credit Corp.	4.250%	1/11/21	300	321
Toyota Motor Credit Corp.	3.400%	9/15/21	305	309
Toyota Motor Credit Corp.	3.300%	1/12/22	650	644
Toyota Motor Credit Corp.	2.625%	1/10/23	550	506
VF Corp.	5.950%	11/1/17	250	283
VF Corp.	3.500%	9/1/21	380	378
VF Corp.	6.450%	11/1/37	150	176
Viacom Inc.	1.250%	2/27/15	400	402
Viacom Inc.	2.500%	12/15/16	250	259
Viacom Inc.	3.500%	4/1/17	540	573
Viacom Inc.	2.500%	9/1/18	175	177
Viacom Inc.	5.625%	9/15/19	650	741
Viacom Inc.	4.500%	3/1/21	245	257

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Viacom Inc.	3.875%	12/15/21	2,475	2,464
Viacom Inc.	3.125%	6/15/22	75	70
Viacom Inc.	4.250%	9/1/23	175	174
Viacom Inc.	6.875%	4/30/36	915	1,053
Viacom Inc.	4.375%	3/15/43	212	178
Viacom Inc.	5.850%	9/1/43	1,075	1,119
Wal-Mart Stores Inc.	4.500%	7/1/15	450	478
Wal-Mart Stores Inc.	1.500%	10/25/15	615	627
Wal-Mart Stores Inc.	0.600%	4/11/16	425	425
Wal-Mart Stores Inc.	5.375%	4/5/17	200	226
Wal-Mart Stores Inc.	5.800%	2/15/18	655	757
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,167
Wal-Mart Stores Inc.	1.950%	12/15/18	750	749
Wal-Mart Stores Inc.	3.625%	7/8/20	50	53
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,158
Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,736
Wal-Mart Stores Inc.	2.550%	4/11/23	575	524
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,799
Wal-Mart Stores Inc.	5.250%	9/1/35	455	491
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,195
Wal-Mart Stores Inc.	6.200%	4/15/38	800	967
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,113
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,306
Wal-Mart Stores Inc.	4.000%	4/11/43	575	510
Wal-Mart Stores Inc.	4.750%	10/2/43	625	627
Walgreen Co.	1.800%	9/15/17	2,000	2,016
Walgreen Co.	5.250%	1/15/19	830	931
Walt Disney Co.	0.875%	12/1/14	1,125	1,131
Walt Disney Co.	1.350%	8/16/16	165	167
Walt Disney Co.	5.625%	9/15/16	500	563
Walt Disney Co.	1.100%	12/1/17	850	840
Walt Disney Co.	2.350%	12/1/22	25	23
Walt Disney Co.	4.375%	8/16/41	225	209
Walt Disney Co.	4.125%	12/1/41	1,350	1,219
Walt Disney Co.	3.700%	12/1/42	450	376
Western Union Co.	6.500%	2/26/14	300	303
Western Union Co.	5.930%	10/1/16	400	444
Western Union Co.	6.200%	11/17/36	325	303
Wyndham Worldwide Corp.	2.950%	3/1/17	425	433
Wyndham Worldwide Corp.	2.500%	3/1/18	250	249
Wyndham Worldwide Corp.	4.250%	3/1/22	500	487
Wyndham Worldwide Corp.	3.900%	3/1/23	175	165
Yum! Brands Inc.	5.300%	9/15/19	479	538
Yum! Brands Inc.	6.875%	11/15/37	194	221
Consumer Noncyclical (1.3%)
Abbott Laboratories	5.125%	4/1/19	246	279
Abbott Laboratories	6.150%	11/30/37	550	646
Abbott Laboratories	6.000%	4/1/39	200	232
Abbott Laboratories	5.300%	5/27/40	145	159
AbbVie Inc.	1.200%	11/6/15	1,525	1,541
AbbVie Inc.	1.750%	11/6/17	2,525	2,520
AbbVie Inc.	2.000%	11/6/18	900	888
AbbVie Inc.	2.900%	11/6/22	2,850	2,665
AbbVie Inc.	4.400%	11/6/42	1,725	1,617
Actavis Inc.	1.875%	10/1/17	250	249
Actavis Inc.	3.250%	10/1/22	1,950	1,820
Actavis Inc.	4.625%	10/1/42	625	569
Allergan Inc.	5.750%	4/1/16	125	138
Allergan Inc.	1.350%	3/15/18	175	170
Allergan Inc.	2.800%	3/15/23	125	116
Altria Group Inc.	9.700%	11/10/18	1,182	1,557
Altria Group Inc.	9.250%	8/6/19	613	807
Altria Group Inc.	4.750%	5/5/21	675	723

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altria Group Inc.	4.000%	1/31/24	100	98
Altria Group Inc.	9.950%	11/10/38	869	1,321
Altria Group Inc.	10.200%	2/6/39	768	1,193
Altria Group Inc.	4.500%	5/2/43	175	154
Altria Group Inc.	5.375%	1/31/44	775	774
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,274
AmerisourceBergen Corp.	3.500%	11/15/21	150	147
Amgen Inc.	2.300%	6/15/16	1,880	1,940
Amgen Inc.	2.500%	11/15/16	390	405
Amgen Inc.	2.125%	5/15/17	1,375	1,398
Amgen Inc.	5.850%	6/1/17	125	142
Amgen Inc.	5.700%	2/1/19	780	899
Amgen Inc.	3.450%	10/1/20	275	279
Amgen Inc.	4.100%	6/15/21	610	636
Amgen Inc.	3.875%	11/15/21	840	862
Amgen Inc.	3.625%	5/15/22	625	618
Amgen Inc.	6.375%	6/1/37	400	458
Amgen Inc.	6.900%	6/1/38	625	755
Amgen Inc.	6.400%	2/1/39	700	802
Amgen Inc.	4.950%	10/1/41	100	95
Amgen Inc.	5.150%	11/15/41	970	964
Amgen Inc.	5.650%	6/15/42	750	792
Amgen Inc.	5.375%	5/15/43	250	256
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	284
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,103
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,175	2,176
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	459
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	881
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	935	970
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	314
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,571
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	885	1,105
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	459
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,092
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,539
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	161
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,074
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	305
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	629
Archer-Daniels-Midland Co.	5.450%	3/15/18	150	170
Archer-Daniels-Midland Co.	4.479%	3/1/21	855	903
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	385
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	239
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	642
Archer-Daniels-Midland Co.	4.016%	4/16/43	250	213
4 Ascension Health Alliance	4.847%	11/15/53	625	594
AstraZeneca plc	5.900%	9/15/17	285	326
AstraZeneca plc	6.450%	9/15/37	2,205	2,620
Avon Products Inc.	2.375%	3/15/16	300	303
Avon Products Inc.	4.600%	3/15/20	50	50
Avon Products Inc.	5.000%	3/15/23	150	147
Avon Products Inc.	6.950%	3/15/43	350	339
Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	100	103
Baxter International Inc.	4.625%	3/15/15	250	262
Baxter International Inc.	5.900%	9/1/16	150	169
Baxter International Inc.	1.850%	1/15/17	150	152
Baxter International Inc.	2.400%	8/15/22	200	181
Baxter International Inc.	6.250%	12/1/37	100	118
Baxter International Inc.	3.650%	8/15/42	150	123
Baxter International Inc.	4.500%	6/15/43	575	554
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	1.750%	6/15/18	50	49
Beam Inc.	3.250%	5/15/22	25	24
Beam Inc.	3.250%	6/15/23	50	47

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Becton Dickinson & Co.	1.750%	11/8/16	60	61
Becton Dickinson & Co.	5.000%	5/15/19	50	56
Becton Dickinson & Co.	3.250%	11/12/20	875	877
Becton Dickinson & Co.	3.125%	11/8/21	440	431
Boston Scientific Corp.	6.250%	11/15/15	600	656
Boston Scientific Corp.	2.650%	10/1/18	1,750	1,761
Boston Scientific Corp.	6.000%	1/15/20	450	517
Boston Scientific Corp.	4.125%	10/1/23	625	619
Boston Scientific Corp.	7.000%	11/15/35	75	89
Boston Scientific Corp.	7.375%	1/15/40	150	185
Bottling Group LLC	5.500%	4/1/16	1,275	1,407
Bottling Group LLC	5.125%	1/15/19	525	592
Bristol-Myers Squibb Co.	5.450%	5/1/18	835	954
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	170
Bristol-Myers Squibb Co.	2.000%	8/1/22	575	508
Bristol-Myers Squibb Co.	3.250%	11/1/23	250	239
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	738
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	193
Bristol-Myers Squibb Co.	3.250%	8/1/42	225	175
Bristol-Myers Squibb Co.	4.500%	3/1/44	425	407
Brown-Forman Corp.	1.000%	1/15/18	350	338
Brown-Forman Corp.	2.250%	1/15/23	100	89
Brown-Forman Corp.	3.750%	1/15/43	150	126
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	317
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	258
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	956
Campbell Soup Co.	3.050%	7/15/17	50	52
Campbell Soup Co.	4.250%	4/15/21	250	253
Campbell Soup Co.	3.800%	8/2/42	200	155
Cardinal Health Inc.	4.000%	6/15/15	100	105
Cardinal Health Inc.	1.700%	3/15/18	150	147
Cardinal Health Inc.	4.625%	12/15/20	515	554
Cardinal Health Inc.	3.200%	3/15/23	275	257
Cardinal Health Inc.	4.600%	3/15/43	175	163
CareFusion Corp.	6.375%	8/1/19	240	272
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	194
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	563
Celgene Corp.	2.450%	10/15/15	75	77
Celgene Corp.	1.900%	8/15/17	250	249
Celgene Corp.	2.300%	8/15/18	600	599
Celgene Corp.	3.950%	10/15/20	50	52
Celgene Corp.	3.250%	8/15/22	500	474
Celgene Corp.	4.000%	8/15/23	400	395
Celgene Corp.	5.700%	10/15/40	75	79
Celgene Corp.	5.250%	8/15/43	250	251
Church & Dwight Co. Inc.	3.350%	12/15/15	100	105
Clorox Co.	3.550%	11/1/15	325	341
Clorox Co.	3.800%	11/15/21	175	175
Coca-Cola Co.	0.750%	3/13/15	525	527
Coca-Cola Co.	1.500%	11/15/15	920	937
Coca-Cola Co.	5.350%	11/15/17	800	909
Coca-Cola Co.	1.650%	11/1/18	425	419
Coca-Cola Co.	4.875%	3/15/19	725	816
Coca-Cola Co.	2.450%	11/1/20	750	729
Coca-Cola Co.	3.150%	11/15/20	1,052	1,066
Coca-Cola Co.	3.300%	9/1/21	1,210	1,216
Coca-Cola Co.	3.200%	11/1/23	1,650	1,583
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	209
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	602
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	107
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,193
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	641
Colgate-Palmolive Co.	1.300%	1/15/17	525	524
Colgate-Palmolive Co.	2.450%	11/15/21	165	156

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Colgate-Palmolive Co.	2.100%	5/1/23	275	242
ConAgra Foods Inc.	1.900%	1/25/18	600	592
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,409
ConAgra Foods Inc.	3.200%	1/25/23	2,000	1,849
ConAgra Foods Inc.	7.125%	10/1/26	450	545
ConAgra Foods Inc.	7.000%	10/1/28	100	118
ConAgra Foods Inc.	4.650%	1/25/43	150	136
Covidien International Finance SA	1.350%	5/29/15	175	177
Covidien International Finance SA	6.000%	10/15/17	905	1,037
Covidien International Finance SA	3.200%	6/15/22	1,500	1,443
Covidien International Finance SA	6.550%	10/15/37	630	769
CR Bard Inc.	1.375%	1/15/18	1,825	1,772
CR Bard Inc.	4.400%	1/15/21	165	173
Delhaize Group SA	6.500%	6/15/17	165	186
Delhaize Group SA	5.700%	10/1/40	1,900	1,783
Diageo Capital plc	1.500%	5/11/17	2,600	2,603
Diageo Capital plc	5.750%	10/23/17	690	787
Diageo Capital plc	2.625%	4/29/23	2,000	1,820
Diageo Finance BV	5.300%	10/28/15	625	677
Diageo Investment Corp.	2.875%	5/11/22	300	286
Diageo Investment Corp.	4.250%	5/11/42	150	136
Dignity Health California GO	3.125%	11/1/22	150	135
Dignity Health California GO	4.500%	11/1/42	450	362
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,251
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,091
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	40
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	473
Edwards Lifesciences Corp.	2.875%	10/15/18	125	125
Eli Lilly & Co.	5.200%	3/15/17	425	474
Eli Lilly & Co.	5.500%	3/15/27	625	712
Eli Lilly & Co.	5.950%	11/15/37	165	189
Energizer Holdings Inc.	4.700%	5/19/21	150	151
Energizer Holdings Inc.	4.700%	5/24/22	400	399
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	202
Estee Lauder Cos. Inc.	3.700%	8/15/42	4,025	3,278
Express Scripts Holding Co.	2.100%	2/12/15	2,275	2,308
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,167
Express Scripts Holding Co.	4.750%	11/15/21	650	687
Express Scripts Holding Co.	3.900%	2/15/22	775	772
Express Scripts Holding Co.	6.125%	11/15/41	550	618
Flowers Foods Inc.	4.375%	4/1/22	175	172
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	266
Genentech Inc.	4.750%	7/15/15	800	850
Genentech Inc.	5.250%	7/15/35	1,125	1,187
General Mills Inc.	5.200%	3/17/15	875	923
General Mills Inc.	5.700%	2/15/17	575	644
General Mills Inc.	5.650%	2/15/19	875	1,016
General Mills Inc.	3.150%	12/15/21	425	416
General Mills Inc.	5.400%	6/15/40	245	259
Gilead Sciences Inc.	2.400%	12/1/14	300	305
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	4.500%	4/1/21	300	321
Gilead Sciences Inc.	4.400%	12/1/21	800	852
Gilead Sciences Inc.	5.650%	12/1/41	250	276
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	225	224
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,330
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	69
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	325
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,619
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	272
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,879
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	190
Hasbro Inc.	6.300%	9/15/17	550	624
Hasbro Inc.	6.350%	3/15/40	1,000	1,052

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hershey Co.	5.450%	9/1/16	150	168
Hershey Co.	1.500%	11/1/16	200	203
Hershey Co.	4.125%	12/1/20	190	203
Hormel Foods Corp.	4.125%	4/15/21	75	78
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	52
Ingredion Inc.	6.625%	4/15/37	75	84
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	46
JM Smucker Co.	3.500%	10/15/21	130	129
Johnson & Johnson	2.150%	5/15/16	500	517
Johnson & Johnson	5.150%	7/15/18	125	143
Johnson & Johnson	1.650%	12/5/18	275	272
Johnson & Johnson	6.730%	11/15/23	245	306
Johnson & Johnson	3.375%	12/5/23	250	247
Johnson & Johnson	6.950%	9/1/29	975	1,281
Johnson & Johnson	4.950%	5/15/33	550	591
Johnson & Johnson	4.375%	12/5/33	250	251
Johnson & Johnson	5.950%	8/15/37	245	291
Johnson & Johnson	5.850%	7/15/38	325	384
Johnson & Johnson	4.500%	12/5/43	200	198
Kaiser Foundation Hospitals	3.500%	4/1/22	100	95
Kaiser Foundation Hospitals	4.875%	4/1/42	200	188
Kellogg Co.	1.125%	5/15/15	200	201
Kellogg Co.	1.875%	11/17/16	1,275	1,298
Kellogg Co.	1.750%	5/17/17	100	100
Kellogg Co.	3.250%	5/21/18	875	914
Kellogg Co.	4.150%	11/15/19	250	269
Kellogg Co.	4.000%	12/15/20	370	383
Kellogg Co.	3.125%	5/17/22	525	498
Kellogg Co.	7.450%	4/1/31	650	816
Kimberly-Clark Corp.	4.875%	8/15/15	650	696
Kimberly-Clark Corp.	6.125%	8/1/17	200	231
Kimberly-Clark Corp.	3.625%	8/1/20	250	261
Kimberly-Clark Corp.	3.875%	3/1/21	560	583
Kimberly-Clark Corp.	2.400%	6/1/23	150	136
Kimberly-Clark Corp.	5.300%	3/1/41	725	782
Kimberly-Clark Corp.	3.700%	6/1/43	175	147
Koninklijke Philips NV	5.750%	3/11/18	750	858
Koninklijke Philips NV	3.750%	3/15/22	825	829
Koninklijke Philips NV	6.875%	3/11/38	405	482
Koninklijke Philips NV	5.000%	3/15/42	585	579
Kraft Foods Group Inc.	1.625%	6/4/15	200	203
Kraft Foods Group Inc.	2.250%	6/5/17	500	508
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,351
Kraft Foods Group Inc.	5.375%	2/10/20	78	88
Kraft Foods Group Inc.	3.500%	6/6/22	300	294
Kraft Foods Group Inc.	6.875%	1/26/39	975	1,192
Kraft Foods Group Inc.	5.000%	6/4/42	900	877
Kroger Co.	4.950%	1/15/15	500	521
Kroger Co.	3.900%	10/1/15	350	369
Kroger Co.	2.200%	1/15/17	525	534
Kroger Co.	6.400%	8/15/17	165	189
Kroger Co.	2.300%	1/15/19	650	647
Kroger Co.	6.150%	1/15/20	410	468
Kroger Co.	3.300%	1/15/21	200	199
Kroger Co.	3.850%	8/1/23	325	319
Kroger Co.	8.000%	9/15/29	750	941
Kroger Co.	5.150%	8/1/43	350	343
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	353
Laboratory Corp. of America Holdings	4.625%	11/15/20	765	800
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	218
Life Technologies Corp.	4.400%	3/1/15	225	234
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	610	701

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Life Technologies Corp.	5.000%	1/15/21	1,100	1,193
Lorillard Tobacco Co.	3.500%	8/4/16	75	79
Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,140
Lorillard Tobacco Co.	8.125%	6/23/19	450	549
Lorillard Tobacco Co.	7.000%	8/4/41	75	81
Mattel Inc.	1.700%	3/15/18	125	123
Mattel Inc.	3.150%	3/15/23	75	69
Mattel Inc.	5.450%	11/1/41	130	130
4 Mayo Clinic	3.774%	11/15/43	750	608
4 Mayo Clinic	4.000%	11/15/47	300	246
McCormick & Co. Inc.	3.900%	7/15/21	100	103
McCormick & Co. Inc.	3.500%	9/1/23	125	122
McKesson Corp.	0.950%	12/4/15	1,450	1,450
McKesson Corp.	3.250%	3/1/16	1,175	1,227
McKesson Corp.	4.750%	3/1/21	485	515
McKesson Corp.	6.000%	3/1/41	625	698
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	683
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	420
Medco Health Solutions Inc.	2.750%	9/15/15	50	51
Medco Health Solutions Inc.	7.125%	3/15/18	805	953
Medco Health Solutions Inc.	4.125%	9/15/20	410	425
Medtronic Inc.	3.000%	3/15/15	630	650
Medtronic Inc.	4.750%	9/15/15	550	589
Medtronic Inc.	1.375%	4/1/18	1,075	1,054
Medtronic Inc.	4.450%	3/15/20	175	192
Medtronic Inc.	4.125%	3/15/21	410	430
Medtronic Inc.	2.750%	4/1/23	800	740
Medtronic Inc.	5.550%	3/15/40	75	82
Medtronic Inc.	4.500%	3/15/42	75	71
Medtronic Inc.	4.000%	4/1/43	275	242
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	98
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	368
Merck & Co. Inc.	6.000%	9/15/17	1,075	1,250
Merck & Co. Inc.	1.100%	1/31/18	175	171
Merck & Co. Inc.	3.875%	1/15/21	350	368
Merck & Co. Inc.	2.400%	9/15/22	600	547
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,557
Merck & Co. Inc.	6.550%	9/15/37	1,260	1,561
Merck & Co. Inc.	3.600%	9/15/42	150	124
Merck & Co. Inc.	4.150%	5/18/43	275	250
Merck Sharp & Dohme Corp.	4.750%	3/1/15	275	289
Merck Sharp & Dohme Corp.	4.000%	6/30/15	760	799
Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	658
Merck Sharp & Dohme Corp.	6.400%	3/1/28	225	271
Merck Sharp & Dohme Corp.	5.950%	12/1/28	250	291
Merck Sharp & Dohme Corp.	5.850%	6/30/39	100	116
Molson Coors Brewing Co.	2.000%	5/1/17	125	126
Molson Coors Brewing Co.	3.500%	5/1/22	75	74
Molson Coors Brewing Co.	5.000%	5/1/42	275	267
Mondelez International Inc.	4.125%	2/9/16	1,835	1,948
Mondelez International Inc.	6.500%	8/11/17	350	407
Mondelez International Inc.	6.125%	2/1/18	285	329
Mondelez International Inc.	5.375%	2/10/20	332	377
Mondelez International Inc.	6.500%	11/1/31	875	1,000
Mondelez International Inc.	7.000%	8/11/37	725	896
Mondelez International Inc.	6.875%	2/1/38	700	852
Mondelez International Inc.	6.875%	1/26/39	250	306
Mondelez International Inc.	6.500%	2/9/40	1,130	1,345
7 Mylan Inc.	1.800%	6/24/16	100	101
Mylan Inc.	1.350%	11/29/16	375	375
7 Mylan Inc.	2.600%	6/24/18	175	175
Mylan Inc.	2.550%	3/28/19	325	322
Mylan Inc.	4.200%	11/29/23	3,325	3,267
Mylan Inc.	5.400%	11/29/43	275	277

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Newell Rubbermaid Inc.	2.050%	12/1/17	775	772
Novant Health Inc.	5.850%	11/1/19	300	335
Novant Health Inc.	4.371%	11/1/43	475	396
Novartis Capital Corp.	2.900%	4/24/15	655	677
Novartis Capital Corp.	4.400%	4/24/20	225	244
Novartis Capital Corp.	2.400%	9/21/22	3,000	2,743
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,582
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	197
PepsiAmericas Inc.	5.000%	5/15/17	450	497
PepsiCo Inc.	2.500%	5/10/16	410	425
PepsiCo Inc.	1.250%	8/13/17	500	496
PepsiCo Inc.	5.000%	6/1/18	775	873
PepsiCo Inc.	7.900%	11/1/18	1,725	2,166
PepsiCo Inc.	2.250%	1/7/19	375	376
PepsiCo Inc.	3.000%	8/25/21	1,070	1,053
PepsiCo Inc.	2.750%	3/5/22	2,725	2,579
PepsiCo Inc.	4.875%	11/1/40	165	164
PepsiCo Inc.	3.600%	8/13/42	1,000	821
PerkinElmer Inc.	5.000%	11/15/21	165	168
7 Perrigo Co. plc	1.300%	11/8/16	600	598
7 Perrigo Co. plc	2.300%	11/8/18	650	642
7 Perrigo Co. plc	4.000%	11/15/23	450	439
7 Perrigo Co. plc	5.300%	11/15/43	125	122
Pfizer Inc.	5.350%	3/15/15	3,235	3,421
Pfizer Inc.	6.200%	3/15/19	2,535	3,006
Pfizer Inc.	3.000%	6/15/23	450	424
Pfizer Inc.	7.200%	3/15/39	410	552
Philip Morris International Inc.	1.625%	3/20/17	200	201
Philip Morris International Inc.	1.125%	8/21/17	75	74
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,376
Philip Morris International Inc.	4.125%	5/17/21	370	385
Philip Morris International Inc.	2.625%	3/6/23	1,300	1,170
Philip Morris International Inc.	6.375%	5/16/38	825	974
Philip Morris International Inc.	4.375%	11/15/41	1,595	1,443
Philip Morris International Inc.	4.500%	3/20/42	175	163
Philip Morris International Inc.	3.875%	8/21/42	75	63
Philip Morris International Inc.	4.125%	3/4/43	300	261
4 Procter & Gamble - Esop	9.360%	1/1/21	772	988
Procter & Gamble Co.	3.500%	2/15/15	525	543
Procter & Gamble Co.	1.450%	8/15/16	2,800	2,844
Procter & Gamble Co.	4.700%	2/15/19	485	543
Procter & Gamble Co.	6.450%	1/15/26	600	744
Procter & Gamble Co.	5.550%	3/5/37	980	1,117
Quest Diagnostics Inc.	5.450%	11/1/15	250	269
Quest Diagnostics Inc.	4.700%	4/1/21	465	476
Reynolds American Inc.	1.050%	10/30/15	250	251
Reynolds American Inc.	6.750%	6/15/17	100	115
Reynolds American Inc.	7.750%	6/1/18	500	603
Reynolds American Inc.	3.250%	11/1/22	150	138
Reynolds American Inc.	4.850%	9/15/23	75	77
Reynolds American Inc.	4.750%	11/1/42	650	574
Reynolds American Inc.	6.150%	9/15/43	100	107
Safeway Inc.	3.400%	12/1/16	50	52
Safeway Inc.	3.950%	8/15/20	1,255	1,252
Safeway Inc.	4.750%	12/1/21	25	25
Safeway Inc.	7.250%	2/1/31	50	51
Sanofi	2.625%	3/29/16	1,400	1,455
Sanofi	1.250%	4/10/18	650	633
Sanofi	4.000%	3/29/21	1,110	1,160
St. Jude Medical Inc.	3.250%	4/15/23	700	651
St. Jude Medical Inc.	4.750%	4/15/43	1,200	1,127
Stryker Corp.	3.000%	1/15/15	100	103
Stryker Corp.	2.000%	9/30/16	315	324
Stryker Corp.	4.375%	1/15/20	100	108

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sysco Corp.	5.250%	2/12/18	500	561
Sysco Corp.	5.375%	9/21/35	500	520
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	401
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	185	181
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	3,375	3,049
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	232
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	340	329
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	142
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	412
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,514
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	527
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,280
Tupperware Brands Corp.	4.750%	6/1/21	175	175
Tyson Foods Inc.	4.500%	6/15/22	2,475	2,512
Unilever Capital Corp.	2.750%	2/10/16	500	521
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,142
Unilever Capital Corp.	4.800%	2/15/19	150	168
Unilever Capital Corp.	4.250%	2/10/21	805	859
UST LLC	5.750%	3/1/18	1,175	1,332
Whirlpool Corp.	4.700%	6/1/22	1,325	1,374
Wyeth LLC	5.500%	2/15/16	410	451
Wyeth LLC	6.450%	2/1/24	800	959
Wyeth LLC	6.500%	2/1/34	500	608
Wyeth LLC	6.000%	2/15/36	1,225	1,436
Wyeth LLC	5.950%	4/1/37	460	534
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	224
Zimmer Holdings Inc.	3.375%	11/30/21	25	24
Zimmer Holdings Inc.	5.750%	11/30/39	400	439
Zoetis Inc.	1.150%	2/1/16	100	100
Zoetis Inc.	1.875%	2/1/18	75	74
Zoetis Inc.	3.250%	2/1/23	2,000	1,868
Zoetis Inc.	4.700%	2/1/43	150	140
Energy (0.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	882
Anadarko Petroleum Corp.	5.950%	9/15/16	745	831
Anadarko Petroleum Corp.	6.375%	9/15/17	275	316
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,270
Anadarko Petroleum Corp.	6.950%	6/15/19	50	60
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,124
Anadarko Petroleum Corp.	7.950%	6/15/39	125	165
Apache Corp.	5.625%	1/15/17	75	84
Apache Corp.	1.750%	4/15/17	300	301
Apache Corp.	6.900%	9/15/18	500	604
Apache Corp.	3.625%	2/1/21	965	993
Apache Corp.	3.250%	4/15/22	862	848
Apache Corp.	6.000%	1/15/37	725	813
Apache Corp.	5.100%	9/1/40	100	101
Apache Corp.	5.250%	2/1/42	475	487
Apache Corp.	4.750%	4/15/43	900	865
Apache Finance Canada Corp.	7.750%	12/15/29	225	295
Baker Hughes Inc.	7.500%	11/15/18	1,500	1,868
Baker Hughes Inc.	3.200%	8/15/21	205	203
Baker Hughes Inc.	6.875%	1/15/29	400	494
Baker Hughes Inc.	5.125%	9/15/40	795	833
BJ Services Co.	6.000%	6/1/18	400	460
BP Capital Markets plc	3.875%	3/10/15	250	260
BP Capital Markets plc	3.125%	10/1/15	800	837
BP Capital Markets plc	3.200%	3/11/16	1,830	1,922
BP Capital Markets plc	1.846%	5/5/17	1,375	1,385
BP Capital Markets plc	1.375%	11/6/17	975	961
BP Capital Markets plc	1.375%	5/10/18	750	729

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BP Capital Markets plc	2.241%	9/26/18	900	903
BP Capital Markets plc	4.750%	3/10/19	600	667
BP Capital Markets plc	4.500%	10/1/20	950	1,027
BP Capital Markets plc	4.742%	3/11/21	3,260	3,530
BP Capital Markets plc	3.561%	11/1/21	1,050	1,052
BP Capital Markets plc	3.245%	5/6/22	50	48
BP Capital Markets plc	2.500%	11/6/22	325	296
BP Capital Markets plc	2.750%	5/10/23	1,050	955
BP Capital Markets plc	3.994%	9/26/23	350	352
Burlington Resources Finance Co.	7.400%	12/1/31	600	779
Cameron International Corp.	1.600%	4/30/15	350	353
Cameron International Corp.	3.600%	4/30/22	775	759
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	403
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	692
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	123
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	594
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	449
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	481
Cenovus Energy Inc.	5.700%	10/15/19	475	541
Cenovus Energy Inc.	3.000%	8/15/22	100	94
Cenovus Energy Inc.	3.800%	9/15/23	1,000	973
Cenovus Energy Inc.	6.750%	11/15/39	825	961
Cenovus Energy Inc.	4.450%	9/15/42	325	288
Chevron Corp.	0.889%	6/24/16	400	401
Chevron Corp.	1.718%	6/24/18	1,250	1,246
Chevron Corp.	4.950%	3/3/19	475	541
Chevron Corp.	2.355%	12/5/22	1,825	1,662
Chevron Corp.	3.191%	6/24/23	425	409
ConocoPhillips	4.600%	1/15/15	1,610	1,679
ConocoPhillips	5.200%	5/15/18	425	483
ConocoPhillips	5.750%	2/1/19	1,985	2,312
ConocoPhillips	6.000%	1/15/20	330	388
ConocoPhillips	5.900%	10/15/32	150	172
ConocoPhillips	5.900%	5/15/38	305	355
ConocoPhillips	6.500%	2/1/39	1,160	1,451
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	309
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	463
ConocoPhillips Co.	1.050%	12/15/17	725	712
ConocoPhillips Holding Co.	6.950%	4/15/29	275	347
Continental Resources Inc.	5.000%	9/15/22	1,100	1,143
Continental Resources Inc.	4.500%	4/15/23	950	963
Devon Energy Corp.	2.400%	7/15/16	100	103
Devon Energy Corp.	6.300%	1/15/19	1,500	1,761
Devon Energy Corp.	4.000%	7/15/21	975	999
Devon Energy Corp.	7.950%	4/15/32	25	33
Devon Energy Corp.	5.600%	7/15/41	1,310	1,356
Devon Financing Co. LLC	7.875%	9/30/31	425	547
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	106
Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	669
Diamond Offshore Drilling Inc.	3.450%	11/1/23	125	121
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	244
Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	415
Encana Corp.	3.900%	11/15/21	890	884
Encana Corp.	7.200%	11/1/31	625	714
Encana Corp.	5.150%	11/15/41	50	47
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	51
Ensco plc	3.250%	3/15/16	1,000	1,045
EOG Resources Inc.	2.500%	2/1/16	1,495	1,546
EOG Resources Inc.	5.625%	6/1/19	1,425	1,650
EOG Resources Inc.	4.100%	2/1/21	150	157
EOG Resources Inc.	2.625%	3/15/23	700	638
EQT Corp.	8.125%	6/1/19	400	486
FMC Technologies Inc.	2.000%	10/1/17	200	198
FMC Technologies Inc.	3.450%	10/1/22	125	116

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Halliburton Co.	1.000%	8/1/16	400	401
Halliburton Co.	2.000%	8/1/18	400	400
Halliburton Co.	5.900%	9/15/18	25	29
Halliburton Co.	3.250%	11/15/21	40	40
Halliburton Co.	3.500%	8/1/23	950	921
Halliburton Co.	6.700%	9/15/38	580	712
Halliburton Co.	7.450%	9/15/39	450	600
Halliburton Co.	4.500%	11/15/41	730	690
Halliburton Co.	4.750%	8/1/43	350	343
Hess Corp.	8.125%	2/15/19	1,395	1,738
Hess Corp.	7.875%	10/1/29	150	190
Hess Corp.	7.125%	3/15/33	375	450
Hess Corp.	6.000%	1/15/40	225	244
Hess Corp.	5.600%	2/15/41	175	182
Husky Energy Inc.	7.250%	12/15/19	505	612
Husky Energy Inc.	3.950%	4/15/22	775	766
Husky Energy Inc.	6.800%	9/15/37	100	120
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,164
Kerr-McGee Corp.	7.875%	9/15/31	150	186
Marathon Oil Corp.	0.900%	11/1/15	400	401
Marathon Oil Corp.	6.000%	10/1/17	100	115
Marathon Oil Corp.	5.900%	3/15/18	225	258
Marathon Oil Corp.	2.800%	11/1/22	2,000	1,841
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,285
Marathon Petroleum Corp.	5.125%	3/1/21	750	812
Marathon Petroleum Corp.	6.500%	3/1/41	150	171
Murphy Oil Corp.	2.500%	12/1/17	575	581
Murphy Oil Corp.	3.700%	12/1/22	150	138
Murphy Oil Corp.	5.125%	12/1/42	275	236
7 Nabors Industries Inc.	2.350%	9/15/16	125	127
Nabors Industries Inc.	6.150%	2/15/18	870	979
Nabors Industries Inc.	9.250%	1/15/19	125	155
Nabors Industries Inc.	5.000%	9/15/20	100	104
7 Nabors Industries Inc.	5.100%	9/15/23	425	426
National Oilwell Varco Inc.	1.350%	12/1/17	300	297
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	2,825
National Oilwell Varco Inc.	3.950%	12/1/42	400	351
Noble Energy Inc.	8.250%	3/1/19	1,015	1,266
Noble Energy Inc.	4.150%	12/15/21	875	898
Noble Energy Inc.	6.000%	3/1/41	75	81
Noble Energy Inc.	5.250%	11/15/43	450	447
Noble Holding International Ltd.	3.450%	8/1/15	75	78
Noble Holding International Ltd.	3.050%	3/1/16	310	318
Noble Holding International Ltd.	2.500%	3/15/17	225	226
Noble Holding International Ltd.	4.900%	8/1/20	250	263
Noble Holding International Ltd.	3.950%	3/15/22	100	97
Noble Holding International Ltd.	6.200%	8/1/40	200	209
Noble Holding International Ltd.	6.050%	3/1/41	300	307
Noble Holding International Ltd.	5.250%	3/15/42	225	215
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,264
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,606
Occidental Petroleum Corp.	1.750%	2/15/17	225	228
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,795
Occidental Petroleum Corp.	3.125%	2/15/22	750	728
Petro-Canada	6.050%	5/15/18	1,350	1,556
Petro-Canada	7.875%	6/15/26	100	128
Petro-Canada	5.350%	7/15/33	450	454
Petro-Canada	5.950%	5/15/35	500	539
Petro-Canada	6.800%	5/15/38	250	298
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,076
Petrohawk Energy Corp.	6.250%	6/1/19	1,500	1,646
Phillips 66	1.950%	3/5/15	325	330
Phillips 66	2.950%	5/1/17	1,550	1,613
Phillips 66	4.300%	4/1/22	4,000	4,058

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Phillips 66	5.875%	5/1/42	425	459
Pioneer Natural Resources Co.	6.875%	5/1/18	225	265
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,077
Pride International Inc.	6.875%	8/15/20	1,400	1,670
Pride International Inc.	7.875%	8/15/40	375	504
Rowan Cos. Inc.	7.875%	8/1/19	125	151
Rowan Cos. Inc.	4.875%	6/1/22	750	764
Rowan Cos. Inc.	5.400%	12/1/42	500	463
Schlumberger Investment SA	3.650%	12/1/23	2,550	2,521
Shell International Finance BV	3.100%	6/28/15	1,075	1,116
Shell International Finance BV	3.250%	9/22/15	200	209
Shell International Finance BV	0.625%	12/4/15	275	276
Shell International Finance BV	5.200%	3/22/17	300	336
Shell International Finance BV	1.125%	8/21/17	700	690
Shell International Finance BV	1.900%	8/10/18	400	398
Shell International Finance BV	2.000%	11/15/18	1,050	1,049
Shell International Finance BV	4.300%	9/22/19	1,000	1,094
Shell International Finance BV	4.375%	3/25/20	275	301
Shell International Finance BV	2.375%	8/21/22	800	732
Shell International Finance BV	2.250%	1/6/23	175	155
Shell International Finance BV	3.400%	8/12/23	400	389
Shell International Finance BV	6.375%	12/15/38	820	1,010
Shell International Finance BV	5.500%	3/25/40	750	831
Shell International Finance BV	3.625%	8/21/42	450	373
Shell International Finance BV	4.550%	8/12/43	1,000	965
Southwestern Energy Co.	4.100%	3/15/22	875	863
Suncor Energy Inc.	6.100%	6/1/18	100	116
Suncor Energy Inc.	6.500%	6/15/38	1,820	2,108
Suncor Energy Inc.	6.850%	6/1/39	610	733
Talisman Energy Inc.	5.125%	5/15/15	100	105
Talisman Energy Inc.	7.750%	6/1/19	990	1,187
Talisman Energy Inc.	3.750%	2/1/21	350	339
Talisman Energy Inc.	6.250%	2/1/38	500	507
Tosco Corp.	8.125%	2/15/30	1,150	1,596
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,214
Total Capital Canada Ltd.	2.750%	7/15/23	425	392
Total Capital International SA	1.000%	8/12/16	300	301
Total Capital International SA	1.550%	6/28/17	875	875
Total Capital International SA	2.875%	2/17/22	1,400	1,326
Total Capital International SA	2.700%	1/25/23	1,700	1,565
Total Capital International SA	3.700%	1/15/24	275	272
Total Capital SA	3.000%	6/24/15	575	596
Total Capital SA	2.300%	3/15/16	1,060	1,091
Total Capital SA	2.125%	8/10/18	850	853
Total Capital SA	4.450%	6/24/20	425	460
Total Capital SA	4.125%	1/28/21	512	539
Transocean Inc.	4.950%	11/15/15	2,025	2,170
Transocean Inc.	5.050%	12/15/16	650	717
Transocean Inc.	2.500%	10/15/17	100	101
Transocean Inc.	6.000%	3/15/18	925	1,040
Transocean Inc.	6.500%	11/15/20	345	393
Transocean Inc.	6.375%	12/15/21	175	196
Transocean Inc.	3.800%	10/15/22	325	308
Transocean Inc.	7.500%	4/15/31	300	348
Transocean Inc.	7.350%	12/15/41	925	1,105
Valero Energy Corp.	4.500%	2/1/15	75	78
Valero Energy Corp.	6.125%	6/15/17	213	243
Valero Energy Corp.	6.125%	2/1/20	850	970
Valero Energy Corp.	7.500%	4/15/32	875	1,064
Valero Energy Corp.	6.625%	6/15/37	855	972
Weatherford International LLC	6.800%	6/15/37	400	431
Weatherford International Ltd.	6.000%	3/15/18	425	479
Weatherford International Ltd.	9.625%	3/1/19	1,243	1,601
Weatherford International Ltd.	4.500%	4/15/22	775	780

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weatherford International Ltd.	6.500%	8/1/36	800	833
XTO Energy Inc.	6.250%	8/1/17	400	465
XTO Energy Inc.	5.500%	6/15/18	400	461
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	810
Cintas Corp. No 2	6.125%	12/1/17	400	452
Cintas Corp. No 2	3.250%	6/1/22	150	143
Fluor Corp.	3.375%	9/15/21	150	146
Howard Hughes Medical Institute	3.500%	9/1/23	625	612
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	257
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	454
4 Northwestern University GO	4.643%	12/1/44	250	245
President & Fellows of Harvard College Massachusetts
GO	3.619%	10/1/37	500	426
University of Pennsylvania GO	4.674%	9/1/12	625	550
7 URS Corp.	5.500%	4/1/22	325	320
Technology (0.5%)
Adobe Systems Inc.	3.250%	2/1/15	200	206
Adobe Systems Inc.	4.750%	2/1/20	325	353
Agilent Technologies Inc.	5.500%	9/14/15	550	593
Agilent Technologies Inc.	6.500%	11/1/17	350	405
Agilent Technologies Inc.	5.000%	7/15/20	600	646
Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,188
Altera Corp.	1.750%	5/15/17	150	148
Altera Corp.	2.500%	11/15/18	1,125	1,117
Altera Corp.	4.100%	11/15/23	1,250	1,206
Amphenol Corp.	4.000%	2/1/22	75	73
Analog Devices Inc.	3.000%	4/15/16	50	52
Analog Devices Inc.	2.875%	6/1/23	375	341
Apple Inc.	0.450%	5/3/16	900	895
Apple Inc.	1.000%	5/3/18	1,300	1,258
Apple Inc.	2.400%	5/3/23	2,800	2,503
Apple Inc.	3.850%	5/4/43	1,400	1,170
Applied Materials Inc.	2.650%	6/15/16	75	78
Applied Materials Inc.	4.300%	6/15/21	1,435	1,475
Applied Materials Inc.	5.850%	6/15/41	125	128
Arrow Electronics Inc.	3.375%	11/1/15	600	622
Arrow Electronics Inc.	4.500%	3/1/23	400	387
Autodesk Inc.	1.950%	12/15/17	550	544
Autodesk Inc.	3.600%	12/15/22	100	93
Baidu Inc.	3.500%	11/28/22	1,500	1,373
Broadcom Corp.	2.700%	11/1/18	1,840	1,868
Broadcom Corp.	2.500%	8/15/22	600	536
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	75
CA Inc.	5.375%	12/1/19	205	229
CA Inc.	4.500%	8/15/23	150	148
Cisco Systems Inc.	5.500%	2/22/16	500	550
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,164
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,741
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,016
Cisco Systems Inc.	5.900%	2/15/39	425	472
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,271
Computer Sciences Corp.	6.500%	3/15/18	125	144
Corning Inc.	6.625%	5/15/19	50	60
Corning Inc.	3.700%	11/15/23	500	492
Corning Inc.	4.700%	3/15/37	925	877
Corning Inc.	5.750%	8/15/40	340	367
Dun & Bradstreet Corp.	2.875%	11/15/15	150	155
EMC Corp.	1.875%	6/1/18	1,460	1,445
EMC Corp.	2.650%	6/1/20	1,445	1,422
EMC Corp.	3.375%	6/1/23	710	682
Equifax Inc.	6.300%	7/1/17	125	142
Fidelity National Information Services Inc.	2.000%	4/15/18	100	97

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fidelity National Information Services Inc.	5.000%	3/15/22	350	357
Fidelity National Information Services Inc.	3.500%	4/15/23	500	457
Fiserv Inc.	3.125%	10/1/15	150	155
Fiserv Inc.	3.125%	6/15/16	585	611
Fiserv Inc.	6.800%	11/20/17	475	547
Google Inc.	1.250%	5/19/14	330	331
Google Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	364
Harris Corp.	5.950%	12/1/17	200	225
Harris Corp.	6.150%	12/15/40	25	27
Hewlett-Packard Co.	2.125%	9/13/15	575	587
Hewlett-Packard Co.	2.650%	6/1/16	225	232
Hewlett-Packard Co.	3.000%	9/15/16	325	338
Hewlett-Packard Co.	5.400%	3/1/17	225	247
Hewlett-Packard Co.	2.600%	9/15/17	400	409
Hewlett-Packard Co.	5.500%	3/1/18	3,175	3,533
Hewlett-Packard Co.	3.750%	12/1/20	700	699
Hewlett-Packard Co.	4.300%	6/1/21	150	151
Hewlett-Packard Co.	4.375%	9/15/21	650	661
Hewlett-Packard Co.	4.650%	12/9/21	675	695
Hewlett-Packard Co.	6.000%	9/15/41	610	610
Intel Corp.	1.950%	10/1/16	975	1,004
Intel Corp.	1.350%	12/15/17	2,510	2,484
Intel Corp.	3.300%	10/1/21	200	200
Intel Corp.	2.700%	12/15/22	700	643
Intel Corp.	4.000%	12/15/32	475	436
Intel Corp.	4.800%	10/1/41	955	934
Intel Corp.	4.250%	12/15/42	775	680
International Business Machines Corp.	0.550%	2/6/15	800	802
International Business Machines Corp.	2.000%	1/5/16	275	282
International Business Machines Corp.	1.950%	7/22/16	300	308
International Business Machines Corp.	1.250%	2/6/17	1,150	1,150
International Business Machines Corp.	5.700%	9/14/17	4,000	4,593
International Business Machines Corp.	1.250%	2/8/18	2,555	2,507
International Business Machines Corp.	1.625%	5/15/20	670	630
International Business Machines Corp.	2.900%	11/1/21	200	193
International Business Machines Corp.	3.375%	8/1/23	800	777
International Business Machines Corp.	5.600%	11/30/39	1,114	1,245
International Business Machines Corp.	4.000%	6/20/42	423	376
Jabil Circuit Inc.	5.625%	12/15/20	250	260
Juniper Networks Inc.	3.100%	3/15/16	75	77
Juniper Networks Inc.	4.600%	3/15/21	360	365
Juniper Networks Inc.	5.950%	3/15/41	150	148
KLA-Tencor Corp.	6.900%	5/1/18	1,700	1,994
Leidos Holdings Inc.	4.450%	12/1/20	485	484
Leidos Holdings Inc.	5.950%	12/1/40	75	72
Leidos Inc.	5.500%	7/1/33	100	91
Lexmark International Inc.	6.650%	6/1/18	375	421
Maxim Integrated Products Inc.	3.375%	3/15/23	50	46
Microsoft Corp.	1.625%	9/25/15	200	205
Microsoft Corp.	1.000%	5/1/18	400	392
Microsoft Corp.	1.625%	12/6/18	900	888
Microsoft Corp.	4.200%	6/1/19	460	508
Microsoft Corp.	3.000%	10/1/20	250	254
Microsoft Corp.	2.125%	11/15/22	225	204
Microsoft Corp.	2.375%	5/1/23	750	681
Microsoft Corp.	3.625%	12/15/23	750	750
Microsoft Corp.	5.200%	6/1/39	629	663
Microsoft Corp.	4.500%	10/1/40	125	119
Microsoft Corp.	5.300%	2/8/41	600	643
Microsoft Corp.	3.500%	11/15/42	850	695
Microsoft Corp.	3.750%	5/1/43	185	158
Microsoft Corp.	4.875%	12/15/43	350	356
Motorola Solutions Inc.	3.750%	5/15/22	400	388

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Motorola Solutions Inc.	7.500%	5/15/25	75	89
	Oracle Corp.	5.250%	1/15/16	1,900	2,072
	Oracle Corp.	1.200%	10/15/17	1,150	1,134
	Oracle Corp.	5.750%	4/15/18	1,415	1,639
	Oracle Corp.	2.375%	1/15/19	525	529
	Oracle Corp.	5.000%	7/8/19	1,175	1,332
	Oracle Corp.	2.500%	10/15/22	1,225	1,125
	Oracle Corp.	6.500%	4/15/38	625	759
	Oracle Corp.	6.125%	7/8/39	645	752
	Oracle Corp.	5.375%	7/15/40	1,125	1,203
7	Seagate HDD Cayman	3.750%	11/15/18	675	682
	Seagate HDD Cayman	7.000%	11/1/21	400	441
7	Seagate HDD Cayman	4.750%	6/1/23	2,500	2,331
	Symantec Corp.	2.750%	9/15/15	50	51
	Symantec Corp.	2.750%	6/15/17	500	509
	Symantec Corp.	4.200%	9/15/20	75	77
	Symantec Corp.	3.950%	6/15/22	400	387
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	465
	Texas Instruments Inc.	0.450%	8/3/15	300	300
	Texas Instruments Inc.	2.375%	5/16/16	175	182
	Texas Instruments Inc.	1.650%	8/3/19	1,000	967
	Total System Services Inc.	2.375%	6/1/18	125	122
	Tyco Electronics Group SA	6.550%	10/1/17	355	406
	Tyco Electronics Group SA	7.125%	10/1/37	600	697
	Verisk Analytics Inc.	4.125%	9/12/22	300	291
	Xerox Corp.	4.250%	2/15/15	495	514
	Xerox Corp.	6.400%	3/15/16	375	415
	Xerox Corp.	6.750%	2/1/17	350	397
	Xerox Corp.	2.950%	3/15/17	325	337
	Xerox Corp.	6.350%	5/15/18	1,580	1,820
	Xerox Corp.	5.625%	12/15/19	550	614
	Xerox Corp.	4.500%	5/15/21	835	858
	Transportation (0.2%)
4,7	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	270	265
4,7	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	175	184
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	85
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	717
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	281
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	425
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	405
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	379
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	376
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	116
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	857
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	141
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	564
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	371
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	442
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	517
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	179
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	225	205
	Canadian National Railway Co.	1.450%	12/15/16	925	933
	Canadian National Railway Co.	5.550%	3/1/19	265	304
	Canadian National Railway Co.	2.850%	12/15/21	550	529
	Canadian National Railway Co.	6.250%	8/1/34	350	412
	Canadian National Railway Co.	6.200%	6/1/36	350	418
	Canadian National Railway Co.	6.375%	11/15/37	500	605
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	291
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,155
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	539
	Canadian Pacific Railway Co.	5.950%	5/15/37	275	301
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,541	1,590
	Con-way Inc.	6.700%	5/1/34	350	355

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	3/15/19	299	318
4 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	124	142
4 Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	1,219	1,225
4 Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	50	50
CSX Corp.	5.600%	5/1/17	25	28
CSX Corp.	7.900%	5/1/17	126	150
CSX Corp.	6.250%	3/15/18	725	839
CSX Corp.	7.375%	2/1/19	1,050	1,276
CSX Corp.	3.700%	10/30/20	205	211
CSX Corp.	6.220%	4/30/40	174	197
CSX Corp.	5.500%	4/15/41	425	445
CSX Corp.	4.750%	5/30/42	1,420	1,347
CSX Corp.	4.100%	3/15/44	800	678
4 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	202	228
4 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	481	561
4 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	38	42
4 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	77	84
4 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	70	75
FedEx Corp.	8.000%	1/15/19	125	156
FedEx Corp.	2.625%	8/1/22	50	45
FedEx Corp.	3.875%	8/1/42	200	163
4 Hawaiian Airlines 2013-1 Class A Pass Through
Certificates	3.900%	1/15/26	1,100	1,018
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	467
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	23
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,353
7 Kansas City Southern Railway Co.	4.300%	5/15/43	225	195
Norfolk Southern Corp.	5.750%	1/15/16	175	191
Norfolk Southern Corp.	7.700%	5/15/17	400	477
Norfolk Southern Corp.	5.750%	4/1/18	100	114
Norfolk Southern Corp.	5.900%	6/15/19	835	966
Norfolk Southern Corp.	3.250%	12/1/21	25	24
Norfolk Southern Corp.	2.903%	2/15/23	280	259
Norfolk Southern Corp.	5.590%	5/17/25	14	15
Norfolk Southern Corp.	4.837%	10/1/41	665	639
Norfolk Southern Corp.	3.950%	10/1/42	525	440
Norfolk Southern Corp.	6.000%	5/23/11	650	687
Norfolk Southern Railway Co.	9.750%	6/15/20	116	158
4 Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/1/19	257	289
Ryder System Inc.	3.150%	3/2/15	685	703
Ryder System Inc.	3.600%	3/1/16	400	418
Ryder System Inc.	5.850%	11/1/16	75	83
Ryder System Inc.	2.350%	2/26/19	550	540
Southwest Airlines Co.	5.750%	12/15/16	200	223
Southwest Airlines Co.	5.125%	3/1/17	400	437
4 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	115	132
Union Pacific Corp.	2.750%	4/15/23	275	252
Union Pacific Corp.	6.625%	2/1/29	400	481
Union Pacific Corp.	4.750%	9/15/41	750	726
Union Pacific Corp.	4.250%	4/15/43	400	356
Union Pacific Corp.	4.750%	12/15/43	275	266
7 Union Pacific Corp.	4.821%	2/1/44	1,089	1,058
4 United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	200	204
United Parcel Service Inc.	1.125%	10/1/17	800	790
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,143
United Parcel Service Inc.	5.125%	4/1/19	175	200
United Parcel Service Inc.	3.125%	1/15/21	965	969
United Parcel Service Inc.	2.450%	10/1/22	925	852
United Parcel Service Inc.	6.200%	1/15/38	760	919
United Parcel Service Inc.	3.625%	10/1/42	675	565

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	100	98
4 US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	75	76
				1,143,868
Utilities (1.1%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	461
Alabama Power Co.	5.500%	10/15/17	550	615
Alabama Power Co.	3.550%	12/1/23	1,700	1,682
Alabama Power Co.	4.100%	1/15/42	1,000	894
Alabama Power Co.	3.850%	12/1/42	125	107
Ameren Illinois Co.	6.125%	11/15/17	25	29
Ameren Illinois Co.	2.700%	9/1/22	1,200	1,121
American Electric Power Co. Inc.	1.650%	12/15/17	325	318
Appalachian Power Co.	5.800%	10/1/35	100	104
Appalachian Power Co.	6.700%	8/15/37	500	573
Appalachian Power Co.	7.000%	4/1/38	260	312
Arizona Public Service Co.	4.650%	5/15/15	275	289
Arizona Public Service Co.	5.500%	9/1/35	550	591
Arizona Public Service Co.	5.050%	9/1/41	575	588
Arizona Public Service Co.	4.500%	4/1/42	25	24
Atlantic City Electric Co.	7.750%	11/15/18	900	1,111
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	910
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	226
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	577
Cleco Power LLC	6.000%	12/1/40	175	190
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	283
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	240
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	811
CMS Energy Corp.	8.750%	6/15/19	500	631
CMS Energy Corp.	5.050%	3/15/22	500	540
CMS Energy Corp.	4.700%	3/31/43	350	324
Commonwealth Edison Co.	5.950%	8/15/16	200	224
Commonwealth Edison Co.	1.950%	9/1/16	115	117
Commonwealth Edison Co.	6.150%	9/15/17	600	693
Commonwealth Edison Co.	5.800%	3/15/18	150	173
Commonwealth Edison Co.	5.900%	3/15/36	100	114
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,247
Commonwealth Edison Co.	4.600%	8/15/43	1,750	1,697
Connecticut Light & Power Co.	5.500%	2/1/19	2,000	2,294
Connecticut Light & Power Co.	6.350%	6/1/36	250	300
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	680
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,172
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	322
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	982
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	471
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	417
Constellation Energy Group Inc.	4.550%	6/15/15	175	184
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,590
Consumers Energy Co.	6.125%	3/15/19	1,000	1,180
Consumers Energy Co.	6.700%	9/15/19	495	601
Consumers Energy Co.	2.850%	5/15/22	1,150	1,097
Consumers Energy Co.	3.375%	8/15/23	925	901
Delmarva Power & Light Co.	3.500%	11/15/23	125	122
Delmarva Power & Light Co.	4.000%	6/1/42	225	200
Dominion Resources Inc.	2.250%	9/1/15	750	769
Dominion Resources Inc.	5.600%	11/15/16	470	522
Dominion Resources Inc.	1.400%	9/15/17	100	98
Dominion Resources Inc.	6.000%	11/30/17	550	630
Dominion Resources Inc.	4.450%	3/15/21	125	132
Dominion Resources Inc.	2.750%	9/15/22	100	92
Dominion Resources Inc.	5.250%	8/1/33	200	210
Dominion Resources Inc.	4.900%	8/1/41	550	530
Dominion Resources Inc.	4.050%	9/15/42	325	271

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Dominion Resources Inc.	7.500%	6/30/66	175	189
DTE Electric Co.	3.450%	10/1/20	410	420
DTE Electric Co.	3.900%	6/1/21	100	104
DTE Electric Co.	2.650%	6/15/22	325	304
DTE Electric Co.	3.650%	3/15/24	1,200	1,187
DTE Electric Co.	5.700%	10/1/37	125	142
DTE Electric Co.	3.950%	6/15/42	900	799
Duke Energy Carolinas LLC	7.000%	11/15/18	660	808
Duke Energy Carolinas LLC	4.300%	6/15/20	500	537
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,075
Duke Energy Carolinas LLC	6.000%	12/1/28	300	340
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,254
Duke Energy Carolinas LLC	6.000%	1/15/38	25	29
Duke Energy Carolinas LLC	6.050%	4/15/38	25	30
Duke Energy Carolinas LLC	5.300%	2/15/40	710	772
Duke Energy Carolinas LLC	4.250%	12/15/41	800	752
Duke Energy Carolinas LLC	4.000%	9/30/42	425	383
Duke Energy Corp.	3.350%	4/1/15	375	387
Duke Energy Corp.	1.625%	8/15/17	625	623
Duke Energy Corp.	2.100%	6/15/18	1,000	995
Duke Energy Corp.	5.050%	9/15/19	175	193
Duke Energy Corp.	3.050%	8/15/22	200	189
Duke Energy Corp.	3.950%	10/15/23	225	226
Duke Energy Florida Inc.	5.100%	12/1/15	410	444
Duke Energy Florida Inc.	5.650%	6/15/18	50	57
Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,499
Duke Energy Indiana Inc.	3.750%	7/15/20	185	191
Duke Energy Indiana Inc.	4.200%	3/15/42	475	437
Duke Energy Indiana Inc.	4.900%	7/15/43	850	885
Duke Energy Progress Inc.	5.300%	1/15/19	675	767
Duke Energy Progress Inc.	3.000%	9/15/21	750	733
El Paso Electric Co.	6.000%	5/15/35	175	181
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,275
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	171
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,676
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,304
Exelon Corp.	4.900%	6/15/15	500	527
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,050
Exelon Generation Co. LLC	4.000%	10/1/20	575	573
Exelon Generation Co. LLC	5.600%	6/15/42	121	113
Florida Power & Light Co.	5.550%	11/1/17	75	85
Florida Power & Light Co.	2.750%	6/1/23	1,325	1,238
Florida Power & Light Co.	5.950%	10/1/33	100	117
Florida Power & Light Co.	5.625%	4/1/34	225	256
Florida Power & Light Co.	4.950%	6/1/35	50	52
Florida Power & Light Co.	6.200%	6/1/36	50	60
Florida Power & Light Co.	5.850%	5/1/37	560	645
Florida Power & Light Co.	5.950%	2/1/38	175	204
Florida Power & Light Co.	5.960%	4/1/39	225	264
Florida Power & Light Co.	4.125%	2/1/42	75	69
Florida Power & Light Co.	3.800%	12/15/42	625	543
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	5.950%	2/1/39	150	168
Georgia Power Co.	4.750%	9/1/40	125	120
Iberdrola International BV	6.750%	7/15/36	175	191
Indiana Michigan Power Co.	3.200%	3/15/23	475	442
4 Integrys Energy Group Inc.	6.110%	12/1/66	300	303
Interstate Power & Light Co.	6.250%	7/15/39	100	118
ITC Holdings Corp.	4.050%	7/1/23	175	172
ITC Holdings Corp.	5.300%	7/1/43	200	196
Jersey Central Power & Light Co.	5.625%	5/1/16	350	381
Jersey Central Power & Light Co.	5.650%	6/1/17	350	387
Jersey Central Power & Light Co.	6.150%	6/1/37	200	206
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	172	167

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kansas City Power & Light Co.	6.050%	11/15/35	200	219
Kansas City Power & Light Co.	5.300%	10/1/41	830	829
Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,049
Kentucky Utilities Co.	3.250%	11/1/20	200	203
Kentucky Utilities Co.	4.650%	11/15/43	875	867
LG&E & KU Energy LLC	2.125%	11/15/15	125	127
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,162
Louisville Gas & Electric Co.	1.625%	11/15/15	300	306
Louisville Gas & Electric Co.	5.125%	11/15/40	100	105
Louisville Gas & Electric Co.	4.650%	11/15/43	625	621
MidAmerican Energy Co.	5.950%	7/15/17	560	642
MidAmerican Energy Co.	6.750%	12/30/31	725	887
7 MidAmerican Energy Holdings Co.	1.100%	5/15/17	1,000	995
7 MidAmerican Energy Holdings Co.	2.000%	11/15/18	125	123
7 MidAmerican Energy Holdings Co.	3.750%	11/15/23	525	510
MidAmerican Energy Holdings Co.	6.125%	4/1/36	975	1,106
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,355
MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	434
7 MidAmerican Energy Holdings Co.	5.150%	11/15/43	475	477
Mississippi Power Co.	4.250%	3/15/42	375	326
National Rural Utilities Cooperative Finance Corp.	1.000%	2/2/15	225	226
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	130
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,025	1,156
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,100	1,483
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	865
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	625	607
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	450	605
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	120	111
4 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	92
Nevada Power Co.	6.500%	5/15/18	1,200	1,418
Nevada Power Co.	6.650%	4/1/36	410	499
Nevada Power Co.	5.450%	5/15/41	500	541
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	634
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,052
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	225
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	280
Northern States Power Co.	5.250%	3/1/18	950	1,077
Northern States Power Co.	6.200%	7/1/37	250	298
Northern States Power Co.	5.350%	11/1/39	175	189
NSTAR Electric Co.	4.875%	4/15/14	225	228
NSTAR Electric Co.	5.625%	11/15/17	525	595
NSTAR LLC	4.500%	11/15/19	1,245	1,350
Oglethorpe Power Corp.	5.950%	11/1/39	100	109
Oglethorpe Power Corp.	5.375%	11/1/40	380	388
Ohio Power Co.	6.000%	6/1/16	480	531
Ohio Power Co.	6.050%	5/1/18	100	114
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	170
Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	752
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	185
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	388
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	238
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	753
Pacific Gas & Electric Co.	5.625%	11/30/17	250	283
Pacific Gas & Electric Co.	8.250%	10/15/18	275	345
Pacific Gas & Electric Co.	3.500%	10/1/20	410	417
Pacific Gas & Electric Co.	4.250%	5/15/21	225	236
Pacific Gas & Electric Co.	3.250%	9/15/21	1,750	1,716
Pacific Gas & Electric Co.	3.250%	6/15/23	575	544
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,417
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,133
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,160
Pacific Gas & Electric Co.	5.400%	1/15/40	500	529
Pacific Gas & Electric Co.	4.450%	4/15/42	600	560
Pacific Gas & Electric Co.	4.600%	6/15/43	625	595

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PacifiCorp	2.950%	2/1/22	1,000	957
PacifiCorp	5.250%	6/15/35	475	502
PacifiCorp	5.750%	4/1/37	410	469
PacifiCorp	6.250%	10/15/37	600	721
PacifiCorp	4.100%	2/1/42	350	317
Peco Energy Co.	1.200%	10/15/16	350	352
Peco Energy Co.	5.350%	3/1/18	125	142
Pennsylvania Electric Co.	6.050%	9/1/17	75	84
Pennsylvania Electric Co.	5.200%	4/1/20	205	219
Pepco Holdings Inc.	2.700%	10/1/15	680	698
Potomac Electric Power Co.	6.500%	11/15/37	400	494
PPL Electric Utilities Corp.	3.000%	9/15/21	410	403
PPL Electric Utilities Corp.	6.250%	5/15/39	100	120
PPL Electric Utilities Corp.	5.200%	7/15/41	700	743
PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,001
PPL Energy Supply LLC	6.200%	5/15/16	68	75
Progress Energy Inc.	5.625%	1/15/16	205	223
Progress Energy Inc.	3.150%	4/1/22	500	481
Progress Energy Inc.	7.750%	3/1/31	625	802
Progress Energy Inc.	6.000%	12/1/39	410	458
PSEG Power LLC	5.500%	12/1/15	450	488
PSEG Power LLC	5.320%	9/15/16	615	677
PSEG Power LLC	5.125%	4/15/20	150	163
PSEG Power LLC	4.150%	9/15/21	50	51
Public Service Co. of Colorado	5.800%	8/1/18	100	116
Public Service Co. of Colorado	5.125%	6/1/19	175	198
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,009
Public Service Co. of Colorado	6.250%	9/1/37	300	365
Public Service Co. of Colorado	3.600%	9/15/42	225	187
Public Service Co. of New Hampshire	3.500%	11/1/23	75	73
Public Service Co. of Oklahoma	5.150%	12/1/19	600	664
Public Service Co. of Oklahoma	4.400%	2/1/21	500	524
Public Service Co. of Oklahoma	6.625%	11/15/37	275	318
Public Service Electric & Gas Co.	5.300%	5/1/18	394	445
Public Service Electric & Gas Co.	2.300%	9/15/18	450	455
Public Service Electric & Gas Co.	2.375%	5/15/23	225	202
Public Service Electric & Gas Co.	5.375%	11/1/39	300	328
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,359
Puget Sound Energy Inc.	5.483%	6/1/35	100	109
Puget Sound Energy Inc.	6.274%	3/15/37	500	593
Puget Sound Energy Inc.	5.757%	10/1/39	495	563
Puget Sound Energy Inc.	5.638%	4/15/41	1,390	1,561
Puget Sound Energy Inc.	4.434%	11/15/41	275	263
San Diego Gas & Electric Co.	5.300%	11/15/15	100	108
San Diego Gas & Electric Co.	3.000%	8/15/21	150	148
San Diego Gas & Electric Co.	6.000%	6/1/26	500	595
San Diego Gas & Electric Co.	5.350%	5/15/35	100	109
San Diego Gas & Electric Co.	5.350%	5/15/40	500	552
San Diego Gas & Electric Co.	4.500%	8/15/40	255	251
SCANA Corp.	4.750%	5/15/21	205	210
Sierra Pacific Power Co.	6.000%	5/15/16	525	587
Sierra Pacific Power Co.	6.750%	7/1/37	400	485
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,315
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	555
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	175
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	109
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	186
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,075	1,046
Southern California Edison Co.	4.650%	4/1/15	775	814
Southern California Edison Co.	5.000%	1/15/16	275	298
Southern California Edison Co.	3.875%	6/1/21	350	367
Southern California Edison Co.	3.500%	10/1/23	300	294
Southern California Edison Co.	6.650%	4/1/29	225	268
Southern California Edison Co.	5.750%	4/1/35	508	576

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	5.350%	7/15/35	1,060	1,148
Southern California Edison Co.	4.500%	9/1/40	205	198
Southern California Edison Co.	4.050%	3/15/42	425	381
Southern California Edison Co.	3.900%	3/15/43	475	415
Southern California Edison Co.	4.650%	10/1/43	600	595
Southern Co.	1.950%	9/1/16	410	418
Southern Power Co.	4.875%	7/15/15	1,325	1,406
Southern Power Co.	5.150%	9/15/41	1,210	1,190
Southern Power Co.	5.250%	7/15/43	500	499
Southwestern Electric Power Co.	5.875%	3/1/18	25	28
Southwestern Electric Power Co.	6.450%	1/15/19	250	287
Southwestern Electric Power Co.	6.200%	3/15/40	75	82
Southwestern Public Service Co.	4.500%	8/15/41	100	96
Tampa Electric Co.	6.100%	5/15/18	1,575	1,829
Tampa Electric Co.	2.600%	9/15/22	75	69
Tampa Electric Co.	6.550%	5/15/36	375	451
TECO Finance Inc.	4.000%	3/15/16	100	106
TECO Finance Inc.	6.572%	11/1/17	330	380
TECO Finance Inc.	5.150%	3/15/20	125	136
TransAlta Corp.	6.650%	5/15/18	100	112
Tucson Electric Power Co.	5.150%	11/15/21	130	139
UIL Holdings Corp.	4.625%	10/1/20	100	102
Union Electric Co.	6.700%	2/1/19	235	281
Virginia Electric & Power Co.	5.400%	1/15/16	700	763
Virginia Electric & Power Co.	2.950%	1/15/22	750	725
Virginia Electric & Power Co.	6.000%	5/15/37	550	636
Virginia Electric & Power Co.	6.350%	11/30/37	600	719
Virginia Electric & Power Co.	8.875%	11/15/38	100	153
Virginia Electric & Power Co.	4.000%	1/15/43	850	759
Westar Energy Inc.	8.625%	12/1/18	1,394	1,777
Westar Energy Inc.	4.125%	3/1/42	525	479
Westar Energy Inc.	4.100%	4/1/43	225	204
Westar Energy Inc.	4.625%	9/1/43	150	148
Wisconsin Electric Power Co.	4.250%	12/15/19	175	192
Wisconsin Electric Power Co.	2.950%	9/15/21	635	623
Wisconsin Electric Power Co.	5.625%	5/15/33	200	222
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	541
Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
Wisconsin Power & Light Co.	2.250%	11/15/22	275	246
Wisconsin Power & Light Co.	6.375%	8/15/37	300	359
Wisconsin Public Service Corp.	3.671%	12/1/42	75	64
Xcel Energy Inc.	5.613%	4/1/17	631	696
Xcel Energy Inc.	4.700%	5/15/20	305	334
Xcel Energy Inc.	6.500%	7/1/36	635	751
Natural Gas (0.4%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,244
AGL Capital Corp.	5.875%	3/15/41	125	137
AGL Capital Corp.	4.400%	6/1/43	125	113
Atmos Energy Corp.	8.500%	3/15/19	250	319
Atmos Energy Corp.	5.500%	6/15/41	800	863
Boardwalk Pipelines LP	5.500%	2/1/17	200	218
Boardwalk Pipelines LP	3.375%	2/1/23	325	291
British Transco Finance Inc.	6.625%	6/1/18	430	505
Buckeye Partners LP	6.050%	1/15/18	25	28
Buckeye Partners LP	2.650%	11/15/18	100	99
Buckeye Partners LP	4.875%	2/1/21	650	664
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	558
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	173
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	283
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	85
DCP Midstream Operating LP	3.250%	10/1/15	175	181
DCP Midstream Operating LP	2.500%	12/1/17	225	226
DCP Midstream Operating LP	4.950%	4/1/22	75	76

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DCP Midstream Operating LP	3.875%	3/15/23	725	670
7 Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	960
7 Dominion Gas Holdings LLC	4.800%	11/1/43	500	480
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	789
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,000	2,290
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,923	2,006
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	150	128
Enbridge Energy Partners LP	9.875%	3/1/19	1,045	1,361
Energy Transfer Partners LP	5.950%	2/1/15	630	664
Energy Transfer Partners LP	6.125%	2/15/17	300	335
Energy Transfer Partners LP	9.000%	4/15/19	254	322
Energy Transfer Partners LP	4.150%	10/1/20	1,425	1,449
Energy Transfer Partners LP	4.650%	6/1/21	545	559
Energy Transfer Partners LP	5.200%	2/1/22	575	603
Energy Transfer Partners LP	3.600%	2/1/23	1,000	926
Energy Transfer Partners LP	6.625%	10/15/36	150	161
Energy Transfer Partners LP	7.500%	7/1/38	500	587
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,169
Energy Transfer Partners LP	6.500%	2/1/42	1,475	1,580
Energy Transfer Partners LP	5.150%	2/1/43	925	839
8 Enron Corp.	9.125%	4/1/03	700	—
8 Enron Corp.	7.125%	5/15/07	300	—
8 Enron Corp.	6.875%	10/15/07	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,231
Enterprise Products Operating LLC	6.300%	9/15/17	175	203
Enterprise Products Operating LLC	6.650%	4/15/18	50	59
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	5.200%	9/1/20	235	261
Enterprise Products Operating LLC	4.050%	2/15/22	175	177
Enterprise Products Operating LLC	3.350%	3/15/23	350	331
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,662
Enterprise Products Operating LLC	7.550%	4/15/38	450	564
Enterprise Products Operating LLC	5.950%	2/1/41	495	535
Enterprise Products Operating LLC	4.850%	8/15/42	850	797
Enterprise Products Operating LLC	4.850%	3/15/44	450	421
4 Enterprise Products Operating LLC	8.375%	8/1/66	250	277
4 Enterprise Products Operating LLC	7.034%	1/15/68	600	663
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	293
KeySpan Corp.	8.000%	11/15/30	200	256
KeySpan Corp.	5.803%	4/1/35	250	262
Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,037
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	853
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	835
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	174
Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	438
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,950	1,804
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,129
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	206
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	305
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	439
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	386
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,731
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,115
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	252
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	455
Magellan Midstream Partners LP	5.650%	10/15/16	560	628
Magellan Midstream Partners LP	6.550%	7/15/19	625	738
Magellan Midstream Partners LP	4.200%	12/1/42	450	379
Magellan Midstream Partners LP	5.150%	10/15/43	525	516
National Fuel Gas Co.	6.500%	4/15/18	750	859
National Fuel Gas Co.	3.750%	3/1/23	500	468
National Grid plc	6.300%	8/1/16	275	309
Nisource Finance Corp.	6.400%	3/15/18	615	708
Nisource Finance Corp.	6.800%	1/15/19	750	877

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nisource Finance Corp.	6.125%	3/1/22	450	500
Nisource Finance Corp.	6.250%	12/15/40	400	434
Nisource Finance Corp.	5.950%	6/15/41	500	525
Nisource Finance Corp.	4.800%	2/15/44	200	180
ONEOK Inc.	5.200%	6/15/15	300	317
ONEOK Inc.	4.250%	2/1/22	750	702
ONEOK Inc.	6.000%	6/15/35	440	413
ONEOK Partners LP	3.250%	2/1/16	50	52
ONEOK Partners LP	6.150%	10/1/16	410	460
ONEOK Partners LP	2.000%	10/1/17	625	618
ONEOK Partners LP	8.625%	3/1/19	400	498
ONEOK Partners LP	3.375%	10/1/22	250	234
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	912
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	144
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	59
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	160
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,233
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	241
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	50	43
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.500%	6/1/16	615	691
Sempra Energy	6.150%	6/15/18	750	863
Sempra Energy	4.050%	12/1/23	850	838
Sempra Energy	6.000%	10/15/39	705	777
Southern California Gas Co.	5.750%	11/15/35	25	29
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	168
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,281
Spectra Energy Capital LLC	6.200%	4/15/18	850	958
Spectra Energy Capital LLC	8.000%	10/1/19	165	196
Spectra Energy Partners LP	2.950%	9/25/18	75	76
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	800	733
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	464
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,450	1,292
Texas Eastern Transmission LP	7.000%	7/15/32	500	595
Texas Gas Transmission LLC	4.600%	6/1/15	250	262
TransCanada PipeLines Ltd.	0.750%	1/15/16	175	175
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	354
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,748
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	911
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	582
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	841
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	136
TransCanada PipeLines Ltd.	6.200%	10/15/37	700	794
TransCanada PipeLines Ltd.	7.625%	1/15/39	410	546
TransCanada PipeLines Ltd.	5.000%	10/16/43	700	686
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	411
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	265
Western Gas Partners LP	5.375%	6/1/21	500	535
Williams Cos. Inc.	7.500%	1/15/31	321	338
Williams Cos. Inc.	7.750%	6/15/31	407	436
Williams Partners LP	3.800%	2/15/15	125	129
Williams Partners LP	5.250%	3/15/20	1,895	2,064
Williams Partners LP	6.300%	4/15/40	675	726
Williams Partners LP	5.800%	11/15/43	700	713
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	500	579
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	142
American Water Capital Corp.	3.850%	3/1/24	750	736
American Water Capital Corp.	6.593%	10/15/37	500	600
American Water Capital Corp.	4.300%	12/1/42	125	112
United Utilities plc	5.375%	2/1/19	325	347
Veolia Environnement SA	6.000%	6/1/18	600	679

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
				234,259

Total Corporate Bonds (Cost $2,007,277)				2,034,633

Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
African Development Bank	0.750%	10/18/16	1,150	1,144
African Development Bank	1.125%	3/15/17	1,550	1,556
African Development Bank	0.875%	3/15/18	1,500	1,452
African Development Bank	1.625%	10/2/18	300	296
Asian Development Bank	4.250%	10/20/14	300	310
Asian Development Bank	2.625%	2/9/15	2,745	2,813
Asian Development Bank	0.500%	8/17/15	700	701
Asian Development Bank	2.500%	3/15/16	775	807
Asian Development Bank	5.500%	6/27/16	100	112
Asian Development Bank	1.125%	3/15/17	1,325	1,330
Asian Development Bank	5.593%	7/16/18	500	579
Asian Development Bank	1.750%	9/11/18	1,550	1,552
Asian Development Bank	1.875%	10/23/18	530	532
Asian Development Bank	1.750%	3/21/19	475	470
Asian Development Bank	1.375%	3/23/20	2,250	2,118
Banco do Brasil SA	3.875%	1/23/17	200	204
Banco do Brasil SA	3.875%	10/10/22	1,000	870
Canada	0.875%	2/14/17	2,050	2,049
China Development Bank Corp.	5.000%	10/15/15	175	186
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	220
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,741
Corp. Andina de Fomento	5.125%	5/5/15	450	463
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,833
Corp. Andina de Fomento	4.375%	6/15/22	1,375	1,374
7 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	600	541
Council Of Europe Development Bank	2.750%	2/10/15	275	282
Council Of Europe Development Bank	2.625%	2/16/16	735	765
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,011
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,010
Council Of Europe Development Bank	1.000%	3/7/18	525	511
Council Of Europe Development Bank	1.125%	5/31/18	975	951
9 Development Bank of Japan Inc.	4.250%	6/9/15	910	959
Ecopetrol SA	7.625%	7/23/19	700	828
Ecopetrol SA	5.875%	9/18/23	1,750	1,849
Ecopetrol SA	7.375%	9/18/43	800	855
European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,031
European Bank for Reconstruction & Development	1.625%	9/3/15	100	102
European Bank for Reconstruction & Development	2.500%	3/15/16	500	521
European Bank for Reconstruction & Development	1.375%	10/20/16	1,515	1,539
European Bank for Reconstruction & Development	1.000%	2/16/17	1,000	1,002
European Bank for Reconstruction & Development	0.750%	9/1/17	1,000	986
European Bank for Reconstruction & Development	1.000%	6/15/18	700	681
European Bank for Reconstruction & Development	1.000%	9/17/18	400	385
European Bank for Reconstruction & Development	1.625%	11/15/18	50	50
European Bank for Reconstruction & Development	1.500%	3/16/20	650	617
European Investment Bank	1.125%	8/15/14	500	503
European Investment Bank	2.875%	1/15/15	450	462
European Investment Bank	2.750%	3/23/15	900	926
European Investment Bank	1.125%	4/15/15	3,150	3,183
European Investment Bank	1.625%	9/1/15	6,955	7,100
European Investment Bank	1.375%	10/20/15	2,855	2,910
European Investment Bank	4.875%	2/16/16	550	600
European Investment Bank	2.250%	3/15/16	4,050	4,199
European Investment Bank	0.625%	4/15/16	1,200	1,200
European Investment Bank	2.500%	5/16/16	525	547
European Investment Bank	2.125%	7/15/16	1,000	1,035
European Investment Bank	0.500%	8/15/16	2,850	2,817
European Investment Bank	5.125%	9/13/16	1,500	1,671
European Investment Bank	1.250%	10/14/16	950	961

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.125%	12/15/16	1,300	1,306
European Investment Bank	4.875%	1/17/17	1,225	1,367
European Investment Bank	1.750%	3/15/17	1,125	1,149
European Investment Bank	5.125%	5/30/17	800	906
European Investment Bank	1.625%	6/15/17	100	102
European Investment Bank	1.125%	9/15/17	450	448
European Investment Bank	1.000%	12/15/17	300	296
European Investment Bank	1.000%	3/15/18	4,075	3,981
European Investment Bank	1.000%	6/15/18	3,500	3,393
European Investment Bank	1.625%	12/18/18	3,200	3,160
European Investment Bank	2.875%	9/15/20	1,650	1,668
European Investment Bank	4.000%	2/16/21	4,000	4,297
Export Development Canada	2.250%	5/28/15	150	154
Export Development Canada	1.250%	10/26/16	1,970	1,999
Export Development Canada	0.750%	12/15/17	900	879
Export Development Canada	1.500%	10/3/18	1,775	1,744
Export-Import Bank of Korea	5.875%	1/14/15	800	841
Export-Import Bank of Korea	5.125%	3/16/15	150	157
Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,075
Export-Import Bank of Korea	3.750%	10/20/16	300	318
Export-Import Bank of Korea	4.000%	1/11/17	725	768
Export-Import Bank of Korea	2.875%	9/17/18	700	703
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,017
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,597
Federative Republic of Brazil	7.875%	3/7/15	475	509
Federative Republic of Brazil	6.000%	1/17/17	2,545	2,819
4 Federative Republic of Brazil	8.000%	1/15/18	800	888
Federative Republic of Brazil	5.875%	1/15/19	875	982
Federative Republic of Brazil	8.875%	10/14/19	175	226
Federative Republic of Brazil	4.875%	1/22/21	3,305	3,461
Federative Republic of Brazil	2.625%	1/5/23	1,025	880
Federative Republic of Brazil	8.875%	4/15/24	325	430
Federative Republic of Brazil	8.750%	2/4/25	800	1,060
Federative Republic of Brazil	10.125%	5/15/27	875	1,286
Federative Republic of Brazil	8.250%	1/20/34	1,075	1,363
Federative Republic of Brazil	7.125%	1/20/37	650	741
4 Federative Republic of Brazil	11.000%	8/17/40	1,650	1,874
Federative Republic of Brazil	5.625%	1/7/41	2,450	2,352
FMS Wertmanagement AoeR	0.625%	4/18/16	400	399
FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,208
FMS Wertmanagement AoeR	1.000%	11/21/17	475	467
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,577
Hydro-Quebec	2.000%	6/30/16	1,425	1,465
Hydro-Quebec	8.400%	1/15/22	1,235	1,610
Inter-American Development Bank	2.250%	7/15/15	3,975	4,085
Inter-American Development Bank	1.375%	10/18/16	2,890	2,939
Inter-American Development Bank	0.875%	11/15/16	400	401
Inter-American Development Bank	1.125%	3/15/17	100	101
Inter-American Development Bank	2.375%	8/15/17	250	261
Inter-American Development Bank	0.875%	3/15/18	350	341
Inter-American Development Bank	1.750%	8/24/18	5,105	5,116
Inter-American Development Bank	3.875%	9/17/19	100	109
Inter-American Development Bank	3.875%	2/14/20	500	542
Inter-American Development Bank	2.125%	11/9/20	350	338
Inter-American Development Bank	7.000%	6/15/25	250	321
Inter-American Development Bank	3.875%	10/28/41	800	716
International Bank for Reconstruction & Development	2.375%	5/26/15	5,230	5,377
International Bank for Reconstruction & Development	0.375%	11/16/15	500	499
International Bank for Reconstruction & Development	2.125%	3/15/16	3,600	3,721
International Bank for Reconstruction & Development	5.000%	4/1/16	200	220
International Bank for Reconstruction & Development	0.500%	4/15/16	1,125	1,118
International Bank for Reconstruction & Development	1.000%	9/15/16	405	408
International Bank for Reconstruction & Development	0.875%	4/17/17	4,750	4,737
International Bank for Reconstruction & Development	1.125%	7/18/17	950	950

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Bank for Reconstruction & Development	2.125%	11/1/20	2,000	1,940
International Bank for Reconstruction & Development	7.625%	1/19/23	25	34
International Bank for Reconstruction & Development	2.125%	2/13/23	150	138
International Finance Corp.	3.000%	4/22/14	875	882
International Finance Corp.	2.750%	4/20/15	900	928
International Finance Corp.	2.250%	4/11/16	525	543
International Finance Corp.	0.500%	5/16/16	250	249
International Finance Corp.	0.625%	11/15/16	1,000	996
International Finance Corp.	1.125%	11/23/16	2,150	2,171
International Finance Corp.	1.000%	4/24/17	575	573
International Finance Corp.	2.125%	11/17/17	950	977
International Finance Corp.	0.625%	12/21/17	625	603
International Finance Corp.	1.750%	9/4/18	1,300	1,296
9 Japan Bank for International Cooperation	2.875%	2/2/15	625	642
9 Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,469
9 Japan Bank for International Cooperation	2.500%	1/21/16	700	725
9 Japan Bank for International Cooperation	2.500%	5/18/16	600	624
9 Japan Bank for International Cooperation	2.250%	7/13/16	575	595
9 Japan Bank for International Cooperation	1.125%	7/19/17	650	644
9 Japan Bank for International Cooperation	1.750%	7/31/18	925	917
9 Japan Bank for International Cooperation	1.750%	11/13/18	3,000	2,963
9 Japan Bank for International Cooperation	2.125%	2/7/19	1,000	996
9 Japan Bank for International Cooperation	3.375%	7/31/23	325	318
9 Japan Finance Organization for Municipalities	4.625%	4/21/15	500	526
9 Japan Finance Organization for Municipalities	5.000%	5/16/17	500	558
10 KFW	2.750%	10/21/14	5,385	5,491
10 KFW	1.000%	1/12/15	3,800	3,817
10 KFW	2.625%	3/3/15	1,275	1,308
10 KFW	0.625%	4/24/15	100	100
10 KFW	0.500%	9/30/15	1,700	1,697
10 KFW	1.250%	10/26/15	550	556
10 KFW	5.125%	3/14/16	775	848
10 KFW	0.500%	4/19/16	2,000	1,985
10 KFW	2.000%	6/1/16	1,250	1,285
10 KFW	1.250%	10/5/16	2,545	2,575
10 KFW	0.625%	12/15/16	2,100	2,084
10 KFW	1.250%	2/15/17	3,425	3,447
10 KFW	0.875%	9/5/17	2,000	1,975
10 KFW	4.375%	3/15/18	3,450	3,816
10 KFW	1.000%	6/11/18	1,000	968
10 KFW	4.500%	7/16/18	350	391
10 KFW	4.875%	6/17/19	4,775	5,429
10 KFW	4.000%	1/27/20	150	163
10 KFW	2.750%	9/8/20	4,500	4,520
10 KFW	2.750%	10/1/20	1,150	1,158
10 KFW	2.375%	8/25/21	2,710	2,635
10 KFW	2.625%	1/25/22	1,500	1,463
10 KFW	2.000%	10/4/22	1,575	1,447
10 KFW	2.125%	1/17/23	1,750	1,600
10 KFW	0.000%	4/18/36	500	196
Korea Development Bank	4.375%	8/10/15	700	736
Korea Development Bank	3.250%	3/9/16	970	1,008
Korea Development Bank	4.000%	9/9/16	750	799
Korea Development Bank	3.875%	5/4/17	1,000	1,055
Korea Finance Corp.	4.625%	11/16/21	1,375	1,444
10 Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	338
10 Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,105
10 Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,755	1,824
10 Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,004
10 Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,031
10 Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	975
10 Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	599
10 Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	404
Nexen Energy ULC	7.875%	3/15/32	100	130

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nexen Energy ULC	5.875%	3/10/35	410	439
Nexen Energy ULC	6.400%	5/15/37	800	905
Nexen Energy ULC	7.500%	7/30/39	625	792
Nordic Investment Bank	2.500%	7/15/15	810	836
Nordic Investment Bank	2.250%	3/15/16	450	466
Nordic Investment Bank	0.750%	1/17/18	2,700	2,616
North American Development Bank	2.300%	10/10/18	325	320
North American Development Bank	4.375%	2/11/20	125	130
North American Development Bank	2.400%	10/26/22	350	310
11 Oesterreichische Kontrollbank AG	1.125%	7/6/15	1,500	1,515
11 Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,022
11 Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	644
11 Oesterreichische Kontrollbank AG	0.750%	12/15/16	1,000	997
11 Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	338
11 Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,242
4 Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,649
4 Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,539
Pemex Project Funding Master Trust	5.750%	3/1/18	1,275	1,421
Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,042
Pemex Project Funding Master Trust	6.625%	6/15/38	375	383
Petrobras Global Finance BV	3.000%	1/15/19	2,000	1,874
Petrobras Global Finance BV	4.375%	5/20/23	2,000	1,777
Petrobras International Finance Co.	7.750%	9/15/14	300	313
Petrobras International Finance Co.	2.875%	2/6/15	425	431
Petrobras International Finance Co.	3.875%	1/27/16	2,175	2,234
Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,325
Petrobras International Finance Co.	3.500%	2/6/17	100	101
Petrobras International Finance Co.	5.875%	3/1/18	600	638
Petrobras International Finance Co.	7.875%	3/15/19	850	967
Petrobras International Finance Co.	5.750%	1/20/20	1,865	1,918
Petrobras International Finance Co.	5.375%	1/27/21	1,600	1,587
Petrobras International Finance Co.	6.875%	1/20/40	1,525	1,438
Petrobras International Finance Co.	6.750%	1/27/41	1,750	1,621
Petroleos Mexicanos	4.875%	3/15/15	1,025	1,073
Petroleos Mexicanos	8.000%	5/3/19	700	846
Petroleos Mexicanos	6.000%	3/5/20	425	471
Petroleos Mexicanos	5.500%	1/21/21	2,730	2,933
Petroleos Mexicanos	4.875%	1/24/22	1,950	1,998
Petroleos Mexicanos	3.500%	1/30/23	1,500	1,349
Petroleos Mexicanos	4.875%	1/18/24	1,500	1,489
4 Petroleos Mexicanos	2.290%	2/15/24	200	197
Petroleos Mexicanos	6.500%	6/2/41	300	311
Petroleos Mexicanos	5.500%	6/27/44	2,575	2,332
Province of British Columbia	2.850%	6/15/15	750	777
Province of British Columbia	2.100%	5/18/16	2,820	2,911
Province of British Columbia	2.000%	10/23/22	300	268
Province of Manitoba	4.900%	12/6/16	1,235	1,379
Province of Manitoba	1.125%	6/1/18	850	830
Province of Manitoba	2.100%	9/6/22	300	270
Province of New Brunswick	2.750%	6/15/18	725	753
Province of Nova Scotia	2.375%	7/21/15	560	576
Province of Nova Scotia	5.125%	1/26/17	500	559
Province of Ontario	2.950%	2/5/15	250	257
Province of Ontario	0.950%	5/26/15	1,050	1,057
Province of Ontario	2.700%	6/16/15	875	903
Province of Ontario	4.750%	1/19/16	75	81
Province of Ontario	2.300%	5/10/16	1,460	1,507
Province of Ontario	1.000%	7/22/16	2,425	2,426
Province of Ontario	1.600%	9/21/16	5,850	5,947
Province of Ontario	1.100%	10/25/17	1,050	1,037
Province of Ontario	3.150%	12/15/17	100	106
Province of Ontario	1.200%	2/14/18	1,200	1,174
Province of Ontario	3.000%	7/16/18	400	418
Province of Ontario	2.000%	9/27/18	1,650	1,648

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of Ontario	1.650%	9/27/19	925	883
Province of Ontario	4.000%	10/7/19	850	915
Province of Ontario	4.400%	4/14/20	475	519
Province of Ontario	2.450%	6/29/22	100	92
Quebec	4.600%	5/26/15	350	370
Quebec	5.125%	11/14/16	525	585
Quebec	4.625%	5/14/18	2,100	2,348
Quebec	3.500%	7/29/20	1,530	1,584
Quebec	2.750%	8/25/21	875	843
Quebec	2.625%	2/13/23	1,550	1,415
Quebec	7.125%	2/9/24	400	500
Quebec	7.500%	9/15/29	475	625
Region of Lombardy Italy	5.804%	10/25/32	500	455
Republic of Chile	3.875%	8/5/20	300	313
Republic of Chile	3.250%	9/14/21	800	783
Republic of Chile	2.250%	10/30/22	150	133
Republic of Chile	3.625%	10/30/42	800	624
Republic of Colombia	7.375%	1/27/17	700	810
Republic of Colombia	7.375%	3/18/19	825	992
Republic of Colombia	4.375%	7/12/21	2,130	2,199
4 Republic of Colombia	2.625%	3/15/23	825	719
Republic of Colombia	4.000%	2/26/24	1,800	1,742
Republic of Colombia	8.125%	5/21/24	400	513
Republic of Colombia	7.375%	9/18/37	200	246
Republic of Colombia	6.125%	1/18/41	1,775	1,886
Republic of Italy	4.500%	1/21/15	800	830
Republic of Italy	3.125%	1/26/15	1,160	1,188
Republic of Italy	4.750%	1/25/16	1,225	1,305
Republic of Italy	5.250%	9/20/16	3,445	3,757
Republic of Italy	5.375%	6/12/17	950	1,041
Republic of Italy	6.875%	9/27/23	125	148
Republic of Italy	5.375%	6/15/33	1,400	1,474
Republic of Korea	7.125%	4/16/19	425	518
Republic of Korea	3.875%	9/11/23	1,800	1,825
Republic of Panama	5.200%	1/30/20	2,045	2,221
Republic of Panama	7.125%	1/29/26	900	1,073
4 Republic of Panama	6.700%	1/26/36	1,584	1,770
4 Republic of Panama	4.300%	4/29/53	250	191
Republic of Peru	8.375%	5/3/16	1,000	1,153
Republic of Peru	7.125%	3/30/19	700	844
Republic of Peru	7.350%	7/21/25	900	1,134
Republic of Peru	8.750%	11/21/33	1,225	1,743
Republic of Peru	5.625%	11/18/50	1,475	1,444
Republic of Philippines	6.500%	1/20/20	875	1,028
Republic of Philippines	4.000%	1/15/21	3,475	3,579
4 Republic of Philippines	7.500%	9/25/24	875	1,087
Republic of Philippines	9.500%	10/21/24	200	283
Republic of Philippines	10.625%	3/16/25	425	648
Republic of Philippines	5.500%	3/30/26	1,400	1,533
Republic of Philippines	9.500%	2/2/30	1,025	1,522
Republic of Philippines	7.750%	1/14/31	775	1,020
Republic of Philippines	6.375%	1/15/32	200	233
Republic of Philippines	6.375%	10/23/34	1,675	1,989
Republic of Philippines	5.000%	1/13/37	400	416
Republic of Poland	3.875%	7/16/15	775	809
Republic of Poland	5.000%	10/19/15	375	403
Republic of Poland	6.375%	7/15/19	3,340	3,904
Republic of Poland	5.125%	4/21/21	900	978
Republic of Poland	5.000%	3/23/22	1,415	1,507
Republic of Poland	3.000%	3/17/23	1,000	909
Republic of South Africa	6.875%	5/27/19	875	996
Republic of South Africa	5.500%	3/9/20	1,985	2,109
Republic of South Africa	4.665%	1/17/24	1,100	1,055
Republic of South Africa	5.875%	9/16/25	300	311

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of South Africa	6.250%	3/8/41	700	725
Republic of Turkey	7.000%	9/26/16	2,350	2,579
Republic of Turkey	7.500%	7/14/17	1,600	1,793
Republic of Turkey	6.750%	4/3/18	1,450	1,575
Republic of Turkey	7.000%	3/11/19	1,325	1,451
Republic of Turkey	7.000%	6/5/20	1,625	1,774
Republic of Turkey	5.625%	3/30/21	175	176
Republic of Turkey	5.125%	3/25/22	1,125	1,078
Republic of Turkey	3.250%	3/23/23	1,000	824
Republic of Turkey	7.375%	2/5/25	2,075	2,240
Republic of Turkey	11.875%	1/15/30	1,600	2,387
Republic of Turkey	8.000%	2/14/34	175	194
Republic of Turkey	6.875%	3/17/36	3,250	3,188
Republic of Turkey	6.750%	5/30/40	2,000	1,934
Republic of Turkey	6.000%	1/14/41	200	176
State of Israel	5.500%	11/9/16	1,320	1,473
State of Israel	5.125%	3/26/19	300	338
State of Israel	4.000%	6/30/22	900	926
State of Israel	3.150%	6/30/23	1,100	1,042
State of Israel	4.500%	1/30/43	550	483
Statoil ASA	2.900%	10/15/14	75	77
Statoil ASA	3.125%	8/17/17	1,085	1,142
Statoil ASA	1.200%	1/17/18	2,000	1,952
Statoil ASA	1.950%	11/8/18	200	198
Statoil ASA	5.250%	4/15/19	1,060	1,199
Statoil ASA	2.900%	11/8/20	150	149
Statoil ASA	3.150%	1/23/22	125	122
Statoil ASA	2.450%	1/17/23	400	364
Statoil ASA	2.650%	1/15/24	275	249
Statoil ASA	3.700%	3/1/24	500	497
Statoil ASA	7.150%	1/15/29	250	319
Statoil ASA	5.100%	8/17/40	300	310
Statoil ASA	4.250%	11/23/41	325	295
Statoil ASA	3.950%	5/15/43	175	152
Statoil ASA	4.800%	11/8/43	600	602
Svensk Exportkredit AB	1.750%	10/20/15	1,500	1,533
Svensk Exportkredit AB	0.625%	5/31/16	750	746
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,096
Svensk Exportkredit AB	1.750%	5/30/17	125	127
United Mexican States	11.375%	9/15/16	100	128
United Mexican States	5.625%	1/15/17	4,129	4,603
United Mexican States	5.950%	3/19/19	2,363	2,729
United Mexican States	3.625%	3/15/22	1,350	1,331
United Mexican States	4.000%	10/2/23	3,232	3,179
United Mexican States	6.750%	9/27/34	932	1,100
United Mexican States	6.050%	1/11/40	1,715	1,865
United Mexican States	4.750%	3/8/44	3,842	3,461
United Mexican States	5.750%	10/12/10	3,692	3,359

Total Sovereign Bonds (Cost $453,267)				450,262

Taxable Municipal Bonds (0.3%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	214
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	126
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	52
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	175	180
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	560	596
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	91

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	232
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	117
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	214
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	390
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	154
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,466
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	100	108
California GO	5.750%	3/1/17	150	168
California GO	6.200%	10/1/19	1,600	1,867
California GO	5.700%	11/1/21	250	281
California GO	7.500%	4/1/34	2,270	2,889
California GO	7.550%	4/1/39	2,005	2,598
California GO	7.300%	10/1/39	350	440
California GO	7.350%	11/1/39	1,025	1,307
California GO	7.625%	3/1/40	450	592
California GO	7.600%	11/1/40	350	462
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	110
Chicago IL Board of Education GO	6.319%	11/1/29	50	48
Chicago IL Board of Education GO	6.138%	12/1/39	100	88
Chicago IL GO	7.781%	1/1/35	100	111
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	380
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	53
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	84
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	212
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	824
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	84
Chicago IL Water Revenue	6.742%	11/1/40	75	83
Clark County NV Airport Revenue	6.881%	7/1/42	75	81
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	353
Connecticut GO	5.090%	10/1/30	75	74
Connecticut GO	5.850%	3/15/32	610	683
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	156
Cook County IL GO	6.229%	11/15/34	100	100
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	58
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	110
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,050	1,088
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	237
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	77
Dallas TX Independent School District GO	6.450%	2/15/35	150	168
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No. 1 COP	7.017%	12/15/37	100	116
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	82
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	55
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	82
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	244
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.107%	7/1/18	425	414
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	700	662
George Washington University District of Columbia GO	3.485%	9/15/22	500	480

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia GO	4.503%	11/1/25	325	344
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	810	852
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	313
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	152
President & Fellows of Harvard College Mass. GO	4.875%	10/15/40	275	282
Illinois GO	4.511%	3/1/15	375	389
Illinois GO	5.365%	3/1/17	375	404
Illinois GO	5.877%	3/1/19	600	653
Illinois GO	4.950%	6/1/23	1,450	1,406
Illinois GO	5.100%	6/1/33	2,920	2,721
Illinois GO	6.630%	2/1/35	100	104
Illinois GO	6.725%	4/1/35	475	500
Illinois GO	7.350%	7/1/35	1,500	1,672
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	230
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	83
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	550
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	400	365
JobsOhio Beverage System Statewide Liquor Profits
Revenue	4.532%	1/1/35	225	208
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	41	42
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	82
Los Angeles CA Community College District GO	6.600%	8/1/42	250	310
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	110
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	325	364
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	106
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	410	512
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	500	617
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,167
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	123
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	125	134
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	200	240
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	50	59
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	100	108
Massachusetts GO	4.200%	12/1/21	225	237
Massachusetts GO	5.456%	12/1/39	845	919
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	125	140
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	57
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	435	444
Metropolitan Government of Nashville & Davidson
County TN Convention Center Authority Tourism Tax
Revenue	6.731%	7/1/43	100	111
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	125	134
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	75	84
Metropolitan Water District of Southern California
Revenue	6.947%	7/1/40	75	84
Mississippi GO	5.245%	11/1/34	50	52
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	100	108
12 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	835	1,001

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	910	982
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	150	161
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	450	527
13 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	220	227
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	500
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	705	903
New York City NY GO	6.246%	6/1/35	100	107
New York City NY GO	5.968%	3/1/36	560	630
New York City NY GO	5.985%	12/1/36	75	84
New York City NY GO	5.517%	10/1/37	50	52
New York City NY GO	6.271%	12/1/37	1,400	1,634
New York City NY GO	5.846%	6/1/40	100	109
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	100	113
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.790%	6/15/41	500	522
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	100	116
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	75	87
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	100	107
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	1,010	1,150
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	250	300
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	100	113
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	150	164
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	625	694
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	687
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	57
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	100	107
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	585	680
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	530	576
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	95	105
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	100	108
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	300	327
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	75	84
New York University Hospitals Center Revenue	4.428%	7/1/42	200	167
New York University Hospitals Center Revenue	5.750%	7/1/43	375	378
North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	243
Ohio State University General Receipts Revenue	4.910%	6/1/40	175	175
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,765	1,536
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	100	101
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	75	93
Oregon Department of Transportation Highway User
Tax Revenue	5.834%	11/15/34	75	86

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oregon GO	5.762%	6/1/23	500	577
Oregon GO	5.892%	6/1/27	375	430
13 Oregon School Boards Association GO	4.759%	6/30/28	300	315
14 Oregon School Boards Association GO	5.528%	6/30/28	125	134
Pennsylvania GO	4.650%	2/15/26	125	129
Pennsylvania GO	5.350%	5/1/30	400	413
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	100	104
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,075	1,141
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	80
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	143
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	700	763
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	503
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	911
Princeton University New Jersey GO	5.700%	3/1/39	300	343
Puerto Rico Government Development Bank Revenue	3.670%	5/1/14	200	190
Puerto Rico Government Development Bank Revenue	4.704%	5/1/16	200	164
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	173
Rutgers State University NJ Revenue	5.665%	5/1/40	75	82
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	75	76
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	268
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	113
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	421
San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	117
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	75	86
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	622
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	645	705
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	500	494
South Carolina Public Service Authority Revenue	6.454%	1/1/50	875	953
Texas GO	5.517%	4/1/39	410	460
Texas Transportation Commission Revenue	5.028%	4/1/26	100	108
Texas Transportation Commission Revenue	5.178%	4/1/30	275	295
Texas Transportation Commission Revenue	4.631%	4/1/33	300	304
Texas Transportation Commission Revenue	4.681%	4/1/40	100	100
Tufts University Massachusetts GO	5.017%	4/15/12	550	499
University of California Regents Medical Center
Revenue	6.548%	5/15/48	150	175
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	146
University of California Revenue	1.796%	7/1/19	175	168
University of California Revenue	6.270%	5/15/31	1,000	1,079
University of California Revenue	5.770%	5/15/43	410	455
University of California Revenue	5.946%	5/15/45	275	308
University of California Revenue	4.858%	5/15/12	330	285
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	80
University of Southern California Revenue	5.250%	10/1/11	200	210
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	100	107
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	75	82
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	150	160
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	385	387
University of Virginia Revenue	6.200%	9/1/39	800	974
Utah GO	4.554%	7/1/24	125	133
Utah GO	3.539%	7/1/25	50	49
Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	500	525

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Washington GO	5.481%	8/1/39	50	53
	Washington GO	5.140%	8/1/40	480	495
14	Wisconsin GO	5.700%	5/1/26	325	356
Total Taxable Municipal Bonds (Cost $71,365)					73,777
Temporary Cash Investments (2.4%)[1]
U.S. Government and Agency Obligations (0.0%)
3,15	Fannie Mae Discount Notes	0.095%	1/15/14	3,000	3,000
2,15	Federal Home Loan Bank Discount Notes	0.090%	2/14/14	600	600
					3,600

				Shares
Money Market Fund (2.4%)
16,17	Vanguard Market Liquidity Fund	0.125%		527,916,500	527,916

Total Temporary Cash Investments (Cost $531,516)					531,516
Total Investments (102.0%) (Cost $15,757,420)					22,083,921
Other Assets and Liabilities—Net (-2.0%)					(433,429)
Net Assets (100%)					21,650,492

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,785,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.6% and 2.3%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2013.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate value of these securities was $19,068,000, representing 0.1% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Securities with a value of $2,500,000 have been segregated as initial margin for open futures contracts.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17 Includes $7,160,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

                                                             This page intentionally left blank.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 020_022014

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund") as of December 31, 2013 and for the year then ended and have issued our unqualified report thereon dated February 18, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's schedule of investments as of December 31, 2013 appearing in Item 6 of this Form N-CSR. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on the schedule of investments based on our audit.

In our opinion, the schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

February 18, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 20, 2014
VANGUARD VALLEY FORGE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.